UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195

SA Funds – Investment Trust
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)

Steven K. McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:

James J. Dwyer Vice President and Managing Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, Boston, Massachusetts 02111		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item 1. Schedules of Investments

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 86.1%
United States — 86.1%
Bank of America Corp., 4.500%, 8/01/10		$800,000	$773,767
Bank of America NA, 3.760%, 6/23/10(a)		1,000,000	982,479
Bank of New York Mellon Corp., Series G, 3.194%, 2/05/10(a)		3,200,000	3,131,443
BP Capital Markets Plc, 4.875%, 3/15/10		2,000,000	2,053,810
CME Group Inc., 3.454%, 8/06/10(a)		1,000,000	998,653
Federal Farm Credit Bank, 2.250%, 7/01/10		1,300,000	1,277,270
Federal Farm Credit Bank, 2.750%, 5/04/10		6,400,000	6,348,461
Federal Farm Credit Bank, 4.750%, 5/07/10		5,000,000	5,114,065
Federal Home Loan Bank, 2.375%, 4/30/10		12,200,000	12,032,714
Federal Home Loan Bank, 2.750%, 6/18/10		3,400,000	3,370,134
Federal Home Loan Bank, 3.375%, 8/13/10		2,800,000	2,803,931
Federal Home Loan Bank, 3.500%, 7/16/10		3,200,000	3,211,587
Federal Home Loan Bank, 4.250%, 6/11/10		4,700,000	4,774,312
Federal Home Loan Bank, 4.875%, 5/14/10		3,300,000	3,382,533
Federal Home Loan Mortgage Corp., 2.375%, 5/28/10		6,500,000	6,420,687
Federal Home Loan Mortgage Corp., 2.875%, 4/30/10		10,100,000	10,039,673
Federal Home Loan Mortgage Corp., 7.000%, 3/15/10		4,200,000	4,428,068
Federal National Mortgage Association, 2.375%, 5/20/10		8,700,000	8,596,392
Federal National Mortgage Association, 2.500%, 4/09/10		5,100,000	5,051,688
Federal National Mortgage Association, 4.125%, 5/15/10		6,600,000	6,693,674
Federal National Mortgage Association, 4.750%, 3/12/10		3,400,000	3,476,663
Federal National Mortgage Association, 7.125%, 6/15/10		900,000	959,418
General Electric Capital Corp., 2.849%, 3/12/10(a)		3,600,000	3,553,042
Georgia Power Co., Series A, 3.366%, 3/17/10(a)		2,200,000	2,189,015
John Deere Capital Corp., 3.261%, 2/26/10(a)		2,400,000	2,400,432
JP Morgan Chase & Co., 2.842%, 5/07/10(a)		1,000,000	987,671
JP Morgan Chase & Co., 3.291%, 6/25/10(a)		1,000,000	989,906
JP Morgan Chase & Co., Series F, 3.159%, 11/19/09(a)		1,700,000	1,697,486
Procter & Gamble Co., 6.875%, 9/15/09		1,000,000	1,029,723
Swedish Export Credit, 4.000%, 6/15/10		3,800,000	3,874,480
Wachovia Corp., Series G, 3.261%, 11/24/09(a)		2,000,000	1,744,574
Wal-Mart Stores, 4.750%, 8/15/10		500,000	515,986
Wal-Mart Stores Inc., 6.875%, 8/10/09		3,000,000	3,081,834
Wells Fargo & Company, 2.919%, 9/15/09(a)		2,500,000	2,486,037
Wells Fargo & Company, 3.270%, 3/23/10(a)		900,000	892,071
Wells Fargo & Company, 4.625%, 8/09/10		500,000	498,147
			121,861,826
TOTAL BONDS AND NOTES (Identified Cost $122,504,965)			121,861,826

SHORT-TERM INVESTMENTS — 12.7%
United States — 11.1%
Bank of Scotland Plc, 3.092%, 1/12/09		2,500,000	2,471,250
Deutsche Bank NY, 3.476%, 6/18/10(a)		3,000,000	2,993,280
Electricite de France, 3.505%, 10/01/08		1,000,000	1,000,000
Electricite de France, 3.259%, 10/23/08		1,100,000	1,097,815
Federal Home Loan Bank Discount Notes, 0.000%, 1/05/05(b)		1,500,000	1,488,675
National Australia Bank Ltd., 2.938%, 12/16/08		3,000,000	2,975,070
Nordea North America Inc., 2.900%, 3/09/09		1,200,000	1,178,544
UBS Finance Delaware LLC, 3.050%, 12/18/08		2,500,000	2,478,650
			15,683,284

		SHARES	VALUE
Other — 1.6%
SSgA Money Market Fund	USD	2,213,056	2,213,056
SSgA Government Money Market Fund	USD	3	3
			2,213,059
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17,925,707)			17,896,343

Total Investments — 98.8% (Identified Cost $140,430,672)#			139,758,169

Cash and Other Assets, Less liabilities — 1.2%			1,740,840
Net Assets — 100.0%			$141,499,009

(a)	Variable or Floating Rate Bond. Rate disclosed is as of September 30, 2008.
(b)	Zero Coupon Bond. Rate represents annualized yield at date of purchase.
#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $140,430,672. Net unrealized depreciation aggregated $672,503 of which $71,851 related to appreciated investment securities and $744,354 related to depreciated investment securities.

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$102,175,878	$0
Level 2 - Other Significant Observable Inputs	37,582,291	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$139,758,169	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 98.0%
Australia — 2.5%
Australia & New Zealand Banking Group Ltd., 4.375%, 5/24/12	EUR	$3,500,000	$4,615,574
General Electric Capital Australia Funding Ltd., 7.500%, 1/25/11	AUD	13,000,000	9,471,000
			14,086,574
Austria — 4.7%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	400,000,000	3,824,359
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	15,251,053
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	7,146,207
			26,221,619
Canada — 6.7%
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,199,000
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	7,400,000	8,423,494
Province of British Columbia(a), 4.300%, 5/30/13	USD	3,000,000	3,082,590
Province of Manitoba Canada(a), 5.000%, 2/15/12	USD	4,700,000	4,943,084
Province of Ontario, 4.375%, 2/15/13	USD	6,500,000	6,664,320
Province of Ontario(a), 5.125%, 7/17/12	USD	9,000,000	9,455,220
			37,767,708
Denmark — 0.6%
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,704,732
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	823,481
			3,528,213
France — 7.5%
Agence Francaise Developement, 5.125%, 4/25/12	EUR	7,670,000	10,979,798
Caisse d’Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	9,000,000	13,047,492
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,773,802
Total Capital SA, 4.000%, 5/28/13	USD	3,000,000	2,984,100
Total Capital SA, 5.000%, 5/22/12	USD	5,000,000	5,152,505
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	8,408,166
			42,345,863
Germany — 10.5%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	8,397,523
Bayerische Landesbank, 2.125%, 2/09/12	CHF	3,200,000	2,803,479
Deutsche Bank AG London(a), 5.375%, 10/12/12	USD	7,300,000	7,040,266
KfW Bankengruppe, 1.850%, 9/20/10	JPY	1,020,000,000	9,796,102
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	414,708
Kreditanstalt fuer Wiederaufbau(a), 4.625%, 10/12/12	EUR	4,000,000	5,661,471
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	1,798,913
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	10,495,010
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	9,300,000	12,847,098
			59,254,570
Japan — 3.1%
Japan Finance Corp. for Municipal Enterprises, 1.550%, 2/21/12	JPY	1,795,000,000	17,266,483

Netherlands — 4.0%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,396,679
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	17,090,676
Rabobank Nederland, 2.250%, 5/08/09	SEK	15,000,000	2,118,246
			22,605,601
Norway — 3.4%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	16,413,342
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,669,356
			19,082,698
Spain — 2.9%
Instituto de Credito Oficial, 1.500%, 9/20/12	JPY	1,732,000,000	16,581,370

Supranational — 9.6%
African Development Bank(a), 1.950%, 3/23/10	JPY	1,170,000,000	11,191,100
Council Of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	9,311,679
European Investment Bank, 1.250%, 9/20/12	JPY	440,000,000	4,179,485
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	12,716,576
Inter-American Development Bank, 3.500%, 3/15/13	USD	11,000,000	10,800,834
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	5,618,308
			53,817,982
Sweden — 5.2%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	9,027,137
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,710,147
Kommuninvest I Sverige, 5.050%, 2/24/09	AUD	4,000,000	3,131,025
Kommuninvest I Sverige, 5.050%, 10/28/08	AUD	6,600,000	5,208,068

		FACE AMOUNT	VALUE
BONDS AND NOTES (Continued)
Sweden (Continued)
Svensk Exportkredit AB, 4.875%, 9/29/11	USD	$6,000,000	$6,237,180
			29,313,557
United Kingdom — 10.5%
Bank of Scotland Plc, 2.500%, 10/11/11	CHF	15,000,000	11,076,879
Barclays Bank PLC, 5.450%, 9/12/12	USD	16,500,000	16,467,198
BP Capital Markets Plc, 2.750%, 6/14/11	CHF	5,000,000	4,449,652
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	11,376,632
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	15,484,800
			58,855,161
United States — 26.8%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	5,333,135
Bank of America Corp., 4.250%, 10/21/10	EUR	10,541,000	14,263,660
Colgate Palmolive Co., 4.200%, 5/15/13	USD	4,350,000	4,327,524
Federal National Mortgage Association(a), 3.250%, 4/09/13	USD	7,300,000	7,112,945
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,590,000,000	13,482,008
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,235,735
JP Morgan Chase & Co., Series F(a)(b), 3.159%, 11/19/09	USD	4,000,000	3,994,084
JPMorgan Chase & Co., 4.750%, 5/01/13	USD	7,600,000	7,079,962
Merck & Co., Inc.(a), 4.375%, 2/15/13	USD	17,250,000	17,031,839
Paccar Financial Corp., Series L(b), 4.803%, 4/01/11	USD	8,000,000	7,962,600
PepsiCo, Inc., 4.650%, 2/15/13	USD	7,799,000	7,923,324
PepsiCo, Inc.(a), 5.150%, 5/15/12	USD	9,000,000	9,305,253
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	2,150,000,000	20,332,347
Wal-Mart Stores, Inc., 4.125%, 2/15/11	USD	10,250,000	10,306,396
Wal-Mart Stores, Inc.(a), 4.125%, 7/01/10	USD	3,000,000	3,060,171
Wal-Mart Stores, Inc.(a), 5.000%, 4/05/12	USD	4,000,000	4,098,460
Wells Fargo & Co., 4.375%, 1/31/13	USD	7,300,000	6,716,781
Wells Fargo & Co., 5.250%, 10/23/12	USD	4,000,000	3,842,841
			150,409,065
TOTAL BONDS AND NOTES (Identified Cost $547,612,445)			551,136,464

		SHARES
United States — 0.2%
SSgA Government Money Market Fund, 4.183%, 12/31/08	USD	1	1
SSgA Money Market Fund, 2.266%, 12/31/08	USD	811,372	811,372
			811,373
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $811,373)			811,373

COLLATERAL FOR SECURITIES ON LOAN — 9.9%
Short Term — 9.9%
State Street Navigator Prime Portfolio		55,870,401	55,870,401

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $55,870,401)			55,870,401

Total Investments — 108.1% (Identified Cost $604,294,219)#			607,818,238

Cash and Other Assets, Less liabilities — (8.1%)			(45,641,217)
Net Assets — 100.0%			$562,177,021

(a)          A portion or all of the security was held on loan.  As of September 30, 2008 the market value of the securities loaned was $54,262,073.

(b)         Variable or Floating Rate Bond.  Rate disclosed is as of September 30, 2008.

#                 At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $548,423,818.  Net unrealized appreciation aggregated $3,524,019 of which $20,831,187 related to appreciated investment securities and $17,307,168 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$44,880,653	$0
Level 2 - Other Significant Observable Inputs	$507,067,184	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$551,947,837	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 96.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. - Class A*	500	$6,840
inVentiv Health, Inc.*	1,000	17,660
Lamar Advertising Co., Class A*	2,400	74,136
Marchex, Inc., Class B	1,000	10,290
Omnicom Group, Inc.	10,400	401,024
The Interpublic Group of Cos., Inc.*	16,770	129,968
		639,918
Aerospace/Defense — 2.0%
AAR Corp.*	1,100	18,249
Alliant Techsystems, Inc.*	1,075	100,986
BE Aerospace, Inc.*	2,400	37,992
Boeing Co.	27,400	1,571,390
Curtiss-Wright Corp.	1,576	71,629
DRS Technologies, Inc.	1,618	124,181
GenCorp, Inc.*	1,500	10,110
General Dynamics Corp.	15,400	1,133,748
Goodrich Corp.	4,200	174,720
Hexcel Corp.*	3,100	42,439
Honeywell International, Inc.	32,700	1,358,685
Kratos Defense & Security Solutions, Inc.*	700	1,379
Moog, Inc., Class A*	1,500	64,320
Northrop Grumman Corp.	13,164	796,949
Orbital Sciences Corp.*	2,300	55,131
Raytheon Co.	17,100	915,021
Rockwell Collins	6,200	298,158
Teledyne Technologies, Inc.*	1,700	97,172
TransDigm Group, Inc.*	300	10,269
Triumph Group, Inc.	200	9,142
United Technologies Corp.	39,840	2,392,790
		9,284,460
Agricultural Operations — 0.6%
AGCO Corp.*	3,600	153,396
Bunge Ltd.	700	44,226
CF Industries Holdings, Inc.	1,900	173,774
Monsanto Co.	21,734	2,151,231
		2,522,627
Airlines — 0.2%
AirTran Holdings, Inc.*	3,800	9,234
Alaska Air Group, Inc.*	1,700	34,663
AMR Corp.*	9,500	93,290
Continental Airlines, Inc., Class B*	4,100	68,388
JetBlue Airways Corp.*	3,950	19,552
Republic Airways Holdings, Inc.*	1,700	17,323
SkyWest, Inc.	1,900	30,362
Southwest Airlines Co.	30,500	442,555
UAL Corp.	3,610	31,732
		747,099
Auto & Related — 0.8%
Advance Auto Parts, Inc.	3,700	146,742
American Axle & Manufacturing Holdings, Inc.	2,100	11,256
ArvinMeritor, Inc.	2,700	35,208
Asbury Automotive Group, Inc.	900	10,368
AutoZone, Inc.*	2,000	246,680
Avis Budget Group, Inc.*	3,804	21,835
BorgWarner, Inc.	4,400	144,188
CarMax, Inc.*	7,146	100,044
Cummins Engine Co., Inc.	6,000	262,320
Dollar Thrifty Automotive Group, Inc.*	500	965
Ford Motor Co.*	70,940	368,888
General Motors Corp.	22,600	213,570
Harley-Davidson, Inc.	10,400	387,920
Johnson Controls, Inc.	20,700	627,831
Lear Corp.*	2,700	28,350
Monaco Coach Corp.	400	780
Navistar International Corp.*	2,800	151,704
O’Reilly Automotive, Inc.*	3,600	96,372
Oshkosh Truck Corp.	2,600	34,216
PACCAR, Inc.	13,780	526,258
Penske Automotive Group, Inc.	3,200	36,704
Tenneco, Inc.*	1,500	15,945
Thor Industries, Inc.	1,600	39,712
TRW Automotive Holdings Corp.*	3,700	58,867
United Rentals, Inc.*	3,200	48,768
Wabash National Corp.	300	2,835
WABCO Holdings, Inc.	2,666	94,750
Winnebago Industries, Inc.	400	5,168
		3,718,244
Banks/Savings & Loans — 3.9%
AMCORE Financial, Inc.	514	4,755
Associated Banc-Corp	4,619	92,149
Astoria Financial Corp.	3,700	76,701
Banco Bilbao Vizcaya Argentaria SA, ADR	4,958	80,171
BancorpSouth, Inc.	2,700	75,951
Bank of America Corp.	162,383	5,683,405
Bank of New York Mellon Corp.	30,150	982,287
BB&T Corp.	20,911	790,436
BOK Financial Corp.	2,242	108,535
Boston Private Financial Holdings, Inc.	1,300	11,362
Brookline Bancorp, Inc.	1,500	19,185
Capitol Federal Financial	2,500	110,825
Cathay Bancorp, Inc.	1,950	46,410
Central Pacific Financial Corp.	1,300	21,853
Chemical Financial Corp.	315	9,809
City National Corp.	1,600	86,880
Comerica, Inc.	5,900	193,461
Commerce Bancshares, Inc.	3,117	144,629
Community Bank Systems, Inc.	400	10,060
CVB Financial Corp.	2,416	33,582
Dime Community Bancshares	600	9,132
East West Bancorp, Inc.	2,200	30,140
F.N.B. Corp.	1,851	29,579
Fifth Third Bancorp	22,356	266,036
First Financial Bancorp	630	9,198
First Horizon National Corp.	4,741	44,374
First Midwest Bancorp, Inc.	1,500	36,360
First Niagara Financial Group, Inc.	3,500	55,125
FirstMerit Corp.	3,000	63,000
Frontier Financial Corp.	1,500	20,145
Fulton Financial Corp.	7,067	77,101
Glacier Bancorp, Inc.	1,875	46,444
Guaranty Financial Group, Inc.*	1,333	5,265
Hancock Holding Co.	800	40,800
Hanmi Financial Corp.	1,407	7,105
Harleysville National Corp.	463	7,862
Hudson City Bancorp, Inc.	22,607	417,099
Huntington Bancshares, Inc.	13,392	107,002
International Bancshares Corp.	2,750	74,250
Investors Bancorp, Inc.*	3,600	54,180
M&T Bank Corp.	3,000	267,750
MB Financial, Inc.	1,450	47,952
National City Corp.	26,611	46,569
National Penn Bancshares, Inc.	1,723	25,156
NBT Bancorp, Inc.	600	17,952
New York Community Bancorp, Inc.	11,765	197,534
NewAlliance Bancshares, Inc.	3,600	54,108
Northern Trust Corp.	8,700	628,140

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Northwest Bancorp, Inc.	1,900	$52,326
Old National Bancorp	2,307	46,186
Pacific Capital Bancorp	1,666	33,903
PacWest Bancorp	1,200	34,308
People’s United Financial, Inc.	10,710	206,168
PNC Bank Corp.	13,536	1,011,139
Prosperity Bancshares, Inc.	1,500	50,985
Provident Bankshares Corp.	400	3,884
Provident Financial Services, Inc.	2,300	37,973
Regions Financial Corp.	29,116	279,514
S&T Bancorp, Inc.	915	33,699
Sovereign Bancorp, Inc.	18,060	71,337
Sterling Bancshares, Inc.	2,250	23,513
Sterling Financial Corp. - WA	1,660	24,070
SunTrust Banks, Inc.	11,626	523,054
SVB Financial Group*	900	52,128
TCF Financial Corp.	4,700	84,600
The Colonial BancGroup, Inc.	6,100	47,946
TrustCo Bank Corp. NY	2,380	27,870
Trustmark Corp.	1,900	39,406
U.S. Bancorp	70,915	2,554,358
UCBH Holdings, Inc.	4,020	25,768
UMB Financial Corp.	1,600	84,032
Umpqua Holdings Corp.	1,400	20,594
UnionBanCal Corp.	4,900	359,121
United Bankshares, Inc.	1,500	52,500
United Community Banks, Inc.	1,562	20,711
Valley National Bancorp	4,922	103,165
Wachovia Corp.	76,158	266,553
Washington Federal, Inc.	2,947	54,372
Webster Financial Corp.	1,310	33,078
WesBanco, Inc.	100	2,662
Westamerica Bancorporation	1,000	57,530
Western Alliance Bancorp*	1,000	15,460
Wintrust Financial Corp.	300	8,805
Zions Bancorporation	2,707	104,761
		17,715,283
Broadcasting — 0.9%
Charter Communications, Inc., Class A*	800	584
Comcast Corp., Class A	78,137	1,533,829
Comcast Corp., Class A Special	35,000	690,200
Cox Radio, Inc., Class A*	800	8,448
Cumulus Media, Inc., Class A*	900	3,834
DISH Network Corp., Class A*	8,300	174,300
Entercom Communications Corp.	1,100	5,522
Entravision Communications Corp.*	1,700	4,573
Gray Television, Inc.	500	860
Hearst-Argyle Television, Inc.	1,600	35,728
HSN, Inc.*	76	837
Liberty Global, Inc., Series A*	3,795	114,988
Liberty Global, Inc., Series C*	7,898	221,855
Liberty Media Holding Corp. - Capital, Series A*	4,700	62,886
Lin TV Corp., Class A*	200	1,032
Mediacom Communications Corp.*	2,700	15,984
Salem Communications Corp., Class A*	200	250
Sinclair Broadcast Group, Inc., Class A	1,000	5,040
The DIRECTV Group, Inc.*	48,899	1,279,687
World Wrestling Federation Entertainment, Inc.	1,500	23,190
		4,183,627
Building & Construction — 0.5%
Cavco Industries, Inc.*	100	3,615
Centex Corp.	4,500	72,900
Champion Enterprises, Inc.*	2,100	11,655
D.R. Horton, Inc.	12,500	162,750
Dycom Industries, Inc.*	700	9,114
Emcor Group, Inc.*	2,200	57,904
Fleetwood Enterprises, Inc.*	2,200	2,244
Granite Construction Inc.	1,500	53,730
Insituform Technologies, Inc., Class A*	1,000	14,960
Jacobs Engineering Group, Inc.*	4,400	238,964
KB Home	3,300	64,944
Lennar Corp., Class A	4,300	65,317
Lennar Corp., Class B	800	9,744
M.D.C. Holdings, Inc.	1,057	38,676
Martin Marietta Materials, Inc.	1,200	134,376
Masco Corp.	15,800	283,452
Modine Manufacturing Co.	400	5,792
NCI Building Systems, Inc.*	200	6,350
NVR, Inc.*	100	57,200
Perini Corp.*	110	2,837
Quanex Building Products Corp.	1,450	22,098
Simpson Manufacturing Co., Inc.	1,400	37,926
Texas Industries, Inc.	600	24,516
The Ryland Group, Inc.	1,200	31,824
The Shaw Group, Inc.*	3,200	98,336
Toll Brothers, Inc.*	5,800	146,334
Trex Co., Inc.*	100	1,811
URS Corp.*	2,900	106,343
USG Corp.*	2,600	66,560
Vulcan Materials Co.	2,991	222,829
		2,055,101
Business Services — 1.0%
Acxiom Corp.	900	11,286
Administaff, Inc.	1,000	27,220
AMN Healthcare Services, Inc.*	1,200	21,084
Automatic Data Processing, Inc.	21,200	906,300
Brady Corp., Class A	1,600	56,448
Cintas Corp.	6,000	172,260
Concur Technologies, Inc.*	1,500	57,390
CSG Systems International, Inc.*	1,800	31,554
Ecolab, Inc.	9,200	446,384
Expeditors International of Washington, Inc.	8,100	282,204
Fair Isaac Corp.	1,600	36,880
Fiserv, Inc.*	6,650	314,678
Foundry Networks, Inc.*	5,100	92,871
FTI Consulting, Inc.*	1,300	93,912
Gartner, Inc., Class A*	4,600	104,328
Global Payments, Inc.	2,480	111,253
Hudson Highland Group, Inc.*	270	1,876
Iron Mountain, Inc.*	7,975	194,670
Kenexa Corp.*	1,000	15,790
Korn/Ferry International*	400	7,128
Manpower, Inc.	3,200	138,112
Mastercard, Inc.	1,500	265,995
MAXIMUS, Inc.	400	14,736
MPS Group, Inc.*	3,900	39,312
Navigant Consulting, Inc.*	1,613	32,083
Paychex, Inc.	13,150	434,344
Resources Connection, Inc.*	1,600	36,048
Robert Half International, Inc.	4,900	121,275
SEI Investments Co.	7,400	164,280
TeleTech Holdings, Inc.*	1,900	23,636
Tetra Tech, Inc.*	2,300	55,338
The Corporate Executive Board Co.	800	25,000
TrueBlue, Inc.*	2,300	37,168

	SHARES	VALUE
COMMON STOCKS (Continued)
Business Services (Continued)
Watson Wyatt & Co. Holdings	1,500	$74,595
		4,447,438
Chemicals — 1.6%
A. Schulman, Inc.	200	3,956
Air Products & Chemicals, Inc.	9,000	616,410
Airgas, Inc.	2,800	139,020
Albemarle Corp.	4,000	123,360
Arch Chemicals, Inc.	200	7,060
Ashland, Inc.	2,700	78,948
Cabot Corp.	2,400	76,272
Cabot Microelectronics Corp.*	300	9,624
Celanese Corp.	5,100	142,341
Chemtura Corp.	10,078	45,956
Cytec Industries, Inc.	2,000	77,820
Dionex Corp.*	600	38,130
Dow Chemical Co.	36,100	1,147,258
E.I. du Pont de Nemours & Co.	36,800	1,483,040
Eastman Chemical Co.	2,900	159,674
Ferro Corp.	1,500	30,150
FMC Corp.	2,500	128,475
Georgia Gulf Corp.	600	1,500
H.B. Fuller Co.	2,300	48,001
Hercules, Inc.	4,100	81,139
Kronos Worldwide, Inc.	1,422	18,841
Lubrizol Corp.	2,600	112,164
Minerals Technologies, Inc.	600	35,616
Nalco Holding Co.	3,490	64,705
Olin Corp.	2,100	40,740
OM Group, Inc.*	400	9,000
Praxair, Inc.	12,200	875,228
Rockwood Holdings, Inc.*	2,800	71,848
Rohm & Haas Co.	8,000	560,000
RPM, Inc.	4,400	85,096
Sigma-Aldrich Corp.	5,000	262,100
Spartech Corp.	500	4,950
Symyx Technologies, Inc.*	400	3,964
Terra Industries, Inc.	3,400	99,960
The Mosaic Co.	4,400	299,288
The Valspar Corp.	3,200	71,328
Tronox, Inc., Class B	857	90
Valhi, Inc.	3,660	65,880
W.R. Grace & Co.*	700	10,584
Westlake Chemical Corp.	2,100	44,163
Zep, Inc.	500	8,820
		7,182,499
Commercial Services — 0.6%
Advance America Cash Advance Centers, Inc.	500	1,495
Alliance Data Systems Corp.*	3,100	196,478
Arbitron, Inc.	900	40,221
Broadridge Financial Solutions, Inc.	5,775	88,877
Coinstar, Inc.*	1,000	32,000
Convergys Corp.*	5,300	78,334
CoStar Group, Inc.*	700	31,773
Deluxe Corp.	2,100	30,219
Euronet Worldwide, Inc.*	200	3,346
Fluor Corp.	6,000	334,200
Global Cash Access Holdings, Inc.*	500	2,530
Heartland Payment Systems, Inc.	1,400	35,784
Hewitt Associates, Inc., Class A*	2,080	75,795
Live Nation, Inc.*	3,200	52,064
Mobile Mini, Inc.*	1,000	19,330
Moody’s Corp.	9,000	306,000
PHH Corp.*	1,567	20,826
Plexus Corp.*	800	16,560
Polycom, Inc.*	3,400	78,642
Quanta Services, Inc.*	5,834	157,576
R.H. Donnelley Corp.*	2,459	4,894
TETRA Technologies, Inc.*	2,600	36,010
The Western Union Co.	29,079	717,379
Viad Corp.	400	11,516
Weight Watchers International, Inc.	3,000	109,800
Wright Express Corp.*	1,300	38,805
		2,520,454
Communication Services — 0.1%
Frontier Communications Corp.	13,130	150,995
JDS Uniphase Corp.*	7,586	64,177
Macrovision Solutions Corp.*	3,512	54,015
The E.W. Scripps Co., Class A	1,533	10,838
		280,025
Communications Equipment — 0.1%
Arris Group, Inc.*	3,500	27,055
Atheros Communications, Inc.*	2,000	47,160
Ceradyne, Inc.*	300	10,998
Finisar Corp.*	13,400	13,534
General Cable Corp.*	1,400	49,882
L-3 Communications Holdings, Inc.	4,100	403,112
MasTec, Inc.*	2,200	29,238
Sonus Networks, Inc.*	12,300	35,424
Tekelec*	2,000	27,980
UTStarcom, Inc.*	4,400	14,828
ViaSat, Inc.*	200	4,716
		663,927
Computer Equipment — 1.2%
Adaptec, Inc.*	1,100	3,608
Electronics for Imaging, Inc.*	100	1,393
EMC Corp.*	87,332	1,044,491
Emulex Corp.*	3,300	35,211
Hutchinson Technology, Inc.*	400	4,632
Imation Corp.	500	11,295
Ingram Micro, Inc., Class A*	6,300	101,241
Insight Enterprises, Inc.*	800	10,728
Intel Corp.	176,700	3,309,591
LTX-Credence Corp.*	1,532	2,666
MEMC Electronic Materials, Inc.*	8,400	237,384
Mentor Graphics Corp.*	3,500	39,725
MTS Systems Corp.	152	6,399
Palm, Inc.	3,400	20,298
SanDisk Corp.*	7,800	152,490
Semtech Corp.*	1,000	13,960
Silicon Storage Technology, Inc.*	1,300	4,238
Synaptics, Inc.*	450	13,599
Trident Microsystems, Inc.*	2,700	6,480
Varian Semiconductor Equipment Associates, Inc.*	2,925	73,476
Western Digital Corp.*	8,900	189,748
Whitney Holding Corp.	2,525	61,231
		5,343,884
Computer Services — 1.3%
Affiliated Computer Services, Inc., Class A*	3,800	192,394
Aspen Technology, Inc.*	3,000	38,100
Avocent Corp.*	1,100	22,506
Black Box Corp.	300	10,359
Brocade Communications Systems, Inc.*	11,525	67,076
Cadence Design Systems, Inc.*	11,800	79,768
Cisco Systems, Inc.*	169,621	3,826,650

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Services (Continued)
Cognizant Technology Solutions Corp., Class A*	9,400	$214,602
Computer Sciences Corp.*	6,300	253,197
Compuware Corp.*	14,300	138,567
Diebold, Inc.	2,300	76,153
DST Systems, Inc.*	2,500	139,975
Extreme Networks, Inc.*	3,400	11,458
FactSet Research Systems, Inc.	1,550	80,987
Fidelity National Information Services, Inc.	8,578	158,350
IHS, Inc., Class A*	1,600	76,224
Jack Henry & Associates, Inc.	3,100	63,023
Manhattan Associates, Inc.*	300	6,702
MICROS Systems, Inc.*	3,200	85,312
ModusLink Global Solutions, Inc.*	400	3,844
NCR Corp.*	6,900	152,145
NETGEAR, Inc.*	1,000	15,000
Perot Systems Corp., Class A*	4,500	78,075
Sapient Corp.*	4,000	29,720
SRA International, Inc., Class A*	1,400	31,682
Sybase, Inc.*	3,100	94,922
Syntel, Inc.	1,400	34,300
Unisys Corp.*	13,800	37,950
Wind River Systems, Inc.*	3,300	33,000
		6,052,041
Computer Software — 3.5%
3Com Corp.*	14,100	32,853
ACI Worldwide, Inc.*	900	15,768
Activision Blizzard, Inc.*	23,488	362,420
Adobe Systems, Inc.*	23,208	916,020
Advent Software, Inc.*	400	14,092
ANSYS, Inc.*	3,000	113,610
Applied Biosystems, Inc.	5,700	195,225
Autodesk, Inc.*	9,300	312,015
Blackboard, Inc.*	1,000	40,290
BMC Software, Inc.*	8,200	234,766
Borland Software Corp.*	2,200	3,366
CA, Inc.	18,100	361,276
Citrix Systems, Inc.*	6,400	161,664
Electronic Arts, Inc.*	11,700	432,783
Epicor Software Corp.*	1,900	14,991
Informatica Corp.*	3,100	40,269
Intermec, Inc.*	1,800	35,352
Intuit, Inc.*	13,200	417,252
L-1 Identity Solutions, Inc.*	2,731	41,730
Lawson Software, Inc.*	7,000	49,000
McAfee, Inc.*	6,400	217,344
Metavante Technologies, Inc.*	3,200	61,632
Microsoft Corp.	224,500	5,991,905
Midway Games, Inc.*	400	948
National Instruments Corp.	2,850	85,642
NetApp, Inc.*	14,200	258,866
Novell, Inc.*	10,700	54,998
Nuance Communications, Inc.*	7,700	93,863
NVIDIA Corp.*	21,300	228,123
Omniture, Inc.*	600	11,016
Openwave Systems, Inc.*	3,000	3,720
Oracle Corp.*	180,160	3,659,049
Parametric Technology Corp.*	4,580	84,272
Progress Software Corp.*	1,300	33,787
Quest Software, Inc.*	3,100	39,339
Red Hat, Inc.*	7,200	108,504
Salesforce.com, Inc.*	4,300	208,120
Symantec Corp.*	37,565	735,523
Take-Two Interactive Software, Inc.*	2,150	35,260
Teradata Corp.*	6,900	134,550
THQ, Inc.*	1,850	22,274
TIBCO Software, Inc.*	8,500	62,220
Ulticom, Inc.*	500	3,250
Verint Systems, Inc.*	1,000	16,650
		15,945,597
Computers — 3.5%
Apple, Inc.*	32,400	3,682,584
Dell, Inc.*	90,900	1,498,032
Hewlett-Packard Co.	103,801	4,799,758
International Business Machines Corp.	48,400	5,660,864
Sun Microsystems, Inc.*	36,000	273,600
		15,914,838
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	35,635

Consumer Products — 2.8%
Avon Products, Inc.	18,700	777,359
Blyth, Inc.	1,500	17,010
Central Garden & Pet Co.*	200	1,176
Central Garden & Pet Co., Class A*	400	2,380
Clorox Co.	6,100	382,409
Colgate-Palmolive Co.	21,600	1,627,560
Energizer Holdings, Inc.*	2,000	161,100
Estee Lauder Companies, Inc., Class A	4,800	239,568
Fortune Brands, Inc.	5,300	304,008
Fossil, Inc.*	2,600	73,398
Hasbro, Inc.	5,700	197,904
IDEXX Laboratories, Inc.*	2,000	109,600
International Flavors & Fragrances, Inc.	3,500	138,110
Jarden Corp.*	2,655	62,260
Mattel, Inc.	14,000	252,560
Newell Rubbermaid, Inc.	8,200	141,532
Procter & Gamble Co.	117,605	8,195,892
Russ Berrie & Co., Inc.*	400	3,068
Sally Beauty Holdings, Inc.*	6,300	54,180
Spectrum Brands, Inc.*	1,500	2,085
The Scotts Co., Class A	2,200	52,008
Tupperware Corp.	1,700	46,971
		12,842,138
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	153,249
Owens-Illinois, Inc.*	5,800	170,520
Silgan Holdings, Inc.	1,200	61,308
		385,077
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	99,598
Pactiv Corp.*	4,500	111,735
Rock-Tenn Co., Class A	1,400	55,972
Sealed Air Corp.	5,800	127,542
Sonoco Products Co.	2,400	71,232
		466,079
Distribution/Wholesale — 0.2%
Central European Distribution Corp.*	1,400	63,574
Fastenal Co.	5,100	251,889
Genuine Parts Co.	5,900	237,239
Grainger, Inc.	2,500	217,425
LKQ Corp.*	2,600	44,122
Owens & Minor, Inc.	1,500	72,750
ScanSource, Inc.*	200	5,758
United Natural Foods, Inc.*	1,600	39,984
United Stationers, Inc.*	500	23,915
Watsco, Inc.	800	40,224

	SHARES	VALUE
COMMON STOCKS (Continued)
Distribution/Wholesale (Continued)
WESCO International, Inc.*	1,500	$48,270
		1,045,150
Diversified Operations — 2.1%
3M Co.	28,600	1,953,666
Actuant Corp., Class A	2,400	60,576
Acuity Brands, Inc.	1,000	41,760
Barnes Group, Inc.	1,900	38,418
Carlisle Cos., Inc.	2,600	77,922
Chemed Corp.	400	16,424
Corning, Inc.	61,560	962,798
Covanta Holding Corp.*	5,690	136,219
Crane Co.	2,300	68,333
Danaher Corp.	12,300	853,620
ESCO Technologies, Inc.*	800	38,536
Esterline Technologies Corp.*	900	35,631
Federal Signal Corp.	900	12,330
Griffon Corp.*	654	5,897
Harsco Corp.	2,000	74,380
Hawaiian Electric Industries, Inc.	2,800	81,508
Illinois Tool Works, Inc.	22,700	1,009,015
ITT Industries, Inc.	7,400	411,514
KBR, Inc.	8,946	136,606
Lancaster Colony Corp.	500	18,830
Leucadia National Corp.	7,800	354,432
Lockheed Martin Corp.	15,500	1,699,885
Mathews International Corp., Class A	700	35,518
Pentair, Inc.	3,700	127,909
PerkinElmer, Inc.	4,500	112,365
PPG Industries, Inc.	6,600	384,912
Roper Industries, Inc.	3,100	176,576
Sensient Technologies Corp.	1,800	50,634
Teleflex, Inc.	900	57,141
Textron, Inc.	7,800	228,384
Tredegar Corp.	400	7,116
Trinity Industries, Inc.	2,400	61,752
Universal Corp.	800	39,272
Vector Group Ltd.	1,667	29,439
Walter Industries, Inc.	1,900	90,155
		9,489,473
Education — 0.2%
Apollo Group, Inc., Class A*	6,550	388,415
Career Education Corp.*	3,700	60,495
Corinthian Colleges, Inc.*	3,100	46,500
DeVry, Inc.	2,400	118,896
ITT Educational Services, Inc.*	1,100	89,001
Strayer Education, Inc.	400	80,104
The Geo Group, Inc.*	800	16,168
Universal Technical Institute, Inc.*	1,000	17,060
		816,639
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	44,500
Dynegy, Inc.*	16,200	57,996
Great Plains Energy, Inc.	3,984	88,525
Integrys Energy Group, Inc.	1,377	68,767
NSTAR	4,300	144,050
Portland General Electric Co.	2,100	49,686
Weststar Energy, Inc.	3,700	85,248
		538,772
Electrical Equipment — 1.4%
A.O. Smith Corp.	700	27,433
Advanced Energy Industries, Inc.*	1,800	24,624
Avid Technology, Inc.*	1,700	40,902
Checkpoint Systems, Inc.*	600	11,292
Cooper Industries Ltd.	5,200	207,740
FLIR Systems, Inc.*	5,000	192,100
General Electric Co.	203,999	5,201,974
GrafTech International Ltd.*	3,700	55,907
Lincoln Electric Holdings, Inc.	1,300	83,603
Littelfuse, Inc.*	400	11,892
Microchip Technology, Inc.	8,150	239,855
Molex, Inc.	3,000	62,430
Molex, Inc., Class A	2,400	53,880
Power Integrations, Inc.*	400	9,640
Power-One, Inc.*	1,200	1,740
Rogers Corp.*	300	11,094
Vicor Corp.	200	1,776
Xilinx, Inc.	8,800	206,360
		6,444,242
Electronics — 2.3%
Advanced Micro Devices, Inc.*	5,000	26,250
Agilent Technologies, Inc.*	13,000	385,580
Altera Corp.	14,500	299,860
American Superconductor Corp.*	500	11,785
AMETEK, Inc.	3,750	152,887
Amkor Technology, Inc.*	7,500	47,775
Amphenol Corp., Class A	6,600	264,924
Analog Devices, Inc.	10,000	263,500
Anixter International, Inc.*	1,600	95,216
Applied Energetics, Inc.*	2,300	1,955
Applied Materials, Inc.	55,900	845,767
Applied Micro Circuits Corp.*	2,950	17,641
Arrow Electronics, Inc.*	4,600	120,612
Atmel Corp.*	19,500	66,105
ATMI, Inc.*	1,500	26,970
Avnet, Inc.*	5,522	136,007
AVX Corp.	4,800	48,912
Belden, Inc.	1,500	47,685
Benchmark Electronics, Inc.*	2,250	31,680
Broadcom Corp., Class A*	19,900	370,737
Brooks Automation, Inc.*	2,500	20,900
Coherent, Inc.*	400	14,220
Conexant Systems, Inc.*	281	1,127
Cree, Inc.*	2,600	59,228
Cubic Corp.	500	12,295
Cymer, Inc.*	500	12,665
Cypress Semiconductor Corp.*	6,100	31,842
Daktronics, Inc.	100	1,666
Diodes, Inc.*	1,500	27,675
DSP Group, Inc.*	500	3,825
Emerson Electric Co.	32,100	1,309,359
Energy Conversion Devices, Inc.*	900	52,425
EnerSys*	1,800	35,478
Entegris, Inc.*	5,017	24,282
Exar Corp.*	600	4,596
Fairchild Semiconductor International, Inc.*	4,600	40,894
FormFactor, Inc.*	1,100	19,162
Gentex Corp.	5,600	80,080
Harman International Industries, Inc.	1,900	64,733
Hittite Microwave Corp.*	1,100	36,960
Hubbell, Inc., Class B	2,100	73,605
II-VI, Inc.*	1,100	42,526
Integrated Device Technology, Inc.*	7,990	62,162
International Rectifier Corp.*	1,500	28,530
Intersil Corp., Class A	5,500	91,190
Itron, Inc.*	1,000	88,530
Jabil Circuit, Inc.	8,500	81,090
KEMET Corp.*	1,500	2,040

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
KLA-Tencor Corp.	9,000	$284,850
Lam Research Corp.*	5,700	179,493
Lattice Semiconductor Corp.*	1,500	3,090
Linear Technology Corp.	7,000	214,620
LSI Corp.*	29,110	156,030
Maxim Integrated Products, Inc.	12,836	232,331
Micron Technology, Inc.*	28,714	116,292
Microsemi Corp.*	2,900	73,892
MKS Instruments, Inc.*	2,300	45,793
Multi-Fineline Electronix, Inc.*	600	8,874
National Semiconductor Corp.	12,700	218,567
Newport Corp.*	1,600	17,248
Novellus Systems, Inc.*	3,300	64,812
OmniVision Technologies, Inc.*	1,000	11,410
ON Semiconductor Corp.*	17,600	118,976
Photronics, Inc.*	600	1,128
PMC-Sierra, Inc.*	8,400	62,328
QLogic Corp.*	5,000	76,800
Rambus, Inc.*	4,400	56,540
Rockwell Automation Inc.	6,400	238,976
Sanmina-SCI Corp.*	21,220	29,708
Silicon Image, Inc.*	2,600	13,884
Silicon Laboratories, Inc.*	1,800	55,260
Skyworks Solutions, Inc.*	7,200	60,192
Synopsys, Inc.*	4,900	97,755
Taser International, Inc.*	1,000	7,150
Tech Data Corp.*	1,300	38,805
Technitrol, Inc.	1,500	22,185
Teradyne, Inc.*	7,100	55,451
Tessera Technologies, Inc.*	1,600	26,144
Texas Instruments, Inc.	57,600	1,238,400
Thermo Fisher Scientific, Inc.*	15,523	853,765
Thomas & Betts Corp.*	2,300	89,861
Trimble Navigation Ltd.*	3,900	100,854
TriQuint Semiconductor, Inc.*	5,100	24,429
Vishay Intertechnology, Inc.*	6,730	44,553
Vitesse Semiconductor Corp.*	2,800	1,512
Zoran Corp.*	1,700	13,872
		10,540,763
Energy — 2.3%
Centerpoint Energy, Inc.	10,850	158,084
ChevronTexaco Corp.	85,547	7,055,916
CONSOL Energy, Inc.	7,000	321,230
DTE Energy Co.	6,800	272,816
Entergy Corp.	7,500	667,575
Evergreen Energy, Inc.*	2,600	2,444
Evergreen Solar, Inc.*	2,100	11,592
NRG Energy, Inc.*	10,400	257,400
Peabody Energy Corp.	11,100	499,500
Progress Energy, Inc.	10,200	439,926
Sempra Energy	10,010	505,205
Sunpower Corp., Class B*	1,673	115,521
VeraSun Energy Corp.*	800	2,504
Watts Industries, Inc., Class A	900	24,615
		10,334,328
Environmental Services — 0.0%
Compagnie Generale de Geophysique-Veritas, ADR*	1,406	44,697
Mine Safety Appliances Co.	1,100	41,932
Rollins, Inc.	3,525	66,904
		153,533
Facility Services — 0.0%
ABM Industries, Inc.	1,800	39,312

Financial Services — 6.7%
Advanta Corp., Class B	300	2,469
Affiliated Managers Group, Inc.*	600	49,710
AMBAC Financial Group, Inc.	2,850	6,641
American Capital Ltd.	6,100	155,611
American Express Co.	41,700	1,477,431
AmeriCredit Corp.*	4,900	49,637
Ameriprise Financial, Inc.	10,040	383,528
Asset Acceptance Capital Corp.*	1,300	13,702
Bank of Hawaii Corp.	1,900	101,555
BGC Partners, Inc., Class A	400	1,716
BlackRock, Inc.	3,500	680,750
Capital One Financial Corp.	12,772	651,372
Cash America International, Inc.	1,200	43,248
Charles Schwab Corp.	50,700	1,318,200
CIT Group, Inc.	7,600	52,896
Citigroup, Inc.	166,489	3,414,689
Citizens Banking Corp.	2,894	8,914
Cohen & Steers, Inc.	1,500	42,495
CompuCredit Corp.*	1,700	6,664
Cullen/Frost Bankers, Inc.	2,100	126,000
Discover Financial Services	17,500	241,850
Dun & Bradstreet Corp.	1,800	169,848
E*Trade Financial Corp.*	16,200	45,360
Eaton Vance Corp.	4,400	155,012
Equifax, Inc.	4,789	164,981
Federated Investors, Inc., Class B	3,600	103,860
Financial Federal Corp.	300	6,876
First Commonwealth Financial Corp.	2,200	29,634
Franklin Resources, Inc.	8,000	705,040
Greenhill & Co., Inc.	900	66,375
H&R Block, Inc.	12,900	293,475
IAC/InterActiveCorp*	5,079	87,867
Interactive Data Corp.	3,200	80,704
IntercontinentalExchange, Inc.*	700	56,476
Investment Technology Group, Inc.*	1,500	45,645
Irwin Financial Corp.	400	1,580
J.P. Morgan Chase & Co.	139,269	6,503,862
Jackson Hewitt Tax Service, Inc.	500	7,670
Janus Capital Group, Inc.	6,700	162,676
Jefferies Group, Inc.	5,600	125,440
KeyCorp	15,400	183,876
Knight Capital Group, Inc., Class A*	4,200	62,412
LaBranche & Co., Inc.*	500	2,250
Legg Mason, Inc.	2,850	108,471
Lender Processing Services, Inc.	4,139	126,322
Marshall & Ilsley Corp.	9,600	193,440
MBIA, Inc.	4,900	58,310
MCG Capital Corp.	1,900	4,978
Merrill Lynch & Co., Inc.	8,700	220,110
MoneyGram International, Inc.	2,900	4,118
Morgan Stanley	42,600	979,800
Nelnet, Inc., Class A	1,000	14,200
NYSE Euronext	5,600	219,408
optionsXpress Holdings, Inc.	2,000	38,840
Piper Jaffray Cos., Inc.*	360	15,570
Protective Life Corp.	2,400	68,424
Prudential Financial, Inc.	18,700	1,346,400
Raymond James Financial, Inc.	3,900	128,622
State Street Corp.	14,140	804,283
Susquehanna Bancshares, Inc.	1,900	37,088
Synovus Financial Corp.	13,000	134,550
T. Rowe Price Group, Inc.	10,000	537,100

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
TD Ameritrade Holding Corp.*	23,200	$375,840
The First Marblehead Corp.	3,800	9,462
The Goldman Sachs Group, Inc.	12,500	1,600,000
The Nasdaq OMX Group, Inc.*	6,000	183,420
The South Financial Group, Inc.	2,700	19,791
The Student Loan Corp.	400	37,200
Thinkorswim Group, Inc.*	700	5,831
Tree.com, Inc.*	38	183
Waddell & Reed Financial, Inc., Class A	2,717	67,246
Wells Fargo & Co.	129,774	4,870,418
Wilmington Trust Corp.	2,500	72,075
World Acceptance Corp.*	900	32,400
		30,203,897
Food & Beverages — 4.9%
American Italian Pasta Co., Class A*	300	4,980
Anheuser-Busch Cos., Inc.	32,300	2,095,624
Archer-Daniels-Midland Co.	26,277	575,729
Brown Forman Corp., Class B*	2,000	143,620
Campbell Soup Co.	16,300	629,180
Chiquita Brands International, Inc.*	500	7,905
Coca-Cola Co.	93,800	4,960,144
Coca-Cola Enterprises, Inc.	20,200	338,754
ConAgra, Inc.	17,600	342,496
Constellation Brands, Inc., Class A*	7,600	163,096
Corn Products International, Inc.	2,700	87,156
Dean Foods Co.*	5,184	121,098
Del Monte Foods Co.	7,188	56,067
Flowers Foods, Inc.	3,337	97,974
General Mills, Inc.	13,500	927,720
H.J. Heinz Co.	13,200	659,604
Hain Celestial Group, Inc.*	1,400	38,542
Hansen Natural Corp.*	900	27,225
Hershey Foods Corp.	6,300	249,102
Hormel Foods Corp.	5,500	199,540
Kellogg Co.	15,900	891,990
Kraft Foods, Inc., Class A	64,671	2,117,975
McCormick & Co., Inc.	4,300	165,335
Molson Coors Brewing Co., Class B	4,900	229,075
Panera Bread Co., Class A*	700	35,630
PepsiAmericas, Inc.	4,400	91,168
PepsiCo, Inc.	65,690	4,681,726
Pilgrim’s Pride Corp.	2,700	6,723
Ralcorp Holdings, Inc.*	1,800	121,338
Sanderson Farms, Inc.	400	14,696
Sara Lee Corp.	24,600	310,698
Smithfield Foods, Inc.*	4,000	63,520
SYSCO Corp.	24,700	761,501
The J.M. Smucker Co.	1,529	77,505
Tootsie Roll Industries, Inc.	994	28,737
TreeHouse Foods, Inc.*	816	24,235
Tyson Foods, Inc., Class A	10,402	124,200
Wm. Wrigley Jr. Co.	8,725	692,765
		22,164,373
Forest & Paper Products — 0.5%
International Paper Co.	14,225	372,410
Kimberly-Clark Corp.	18,300	1,186,572
P.H. Glatfelter Co.	700	9,478
Smurfit-Stone Container Corp.*	9,700	45,590
Universal Forest Products, Inc.	200	6,982
Wausau-Mosinee Paper Corp.	800	8,104
Weyerhaeuser Co.	9,415	570,361
		2,199,497
Funeral Services — 0.0%
Hillenbrand, Inc.	2,300	46,368
Service Corp. International	11,710	97,896
Stewart Enterprises, Inc., Class A	3,000	23,580
		167,844
Health Care - Biotechnology — 2.8%
Abraxis BioScience, Inc.*	766	52,823
Affymetrix, Inc.*	2,700	20,898
Alexion Pharmaceuticals, Inc.*	2,600	102,180
Amgen, Inc.*	46,622	2,763,286
Biogen Idec, Inc.*	13,505	679,166
BioMarin Pharmaceutical, Inc.*	3,200	84,768
Celera Corp.*	2,800	43,260
Charles River Laboratories International, Inc.*	2,588	143,712
CV Therapeutics, Inc.*	1,400	15,120
Enzon, Inc.*	500	3,690
Exelixis, Inc.*	3,800	23,104
Genentech, Inc.*	31,500	2,793,420
Genzyme Corp.*	9,900	800,811
Gilead Sciences, Inc.*	36,800	1,677,344
Illumina, Inc.*	4,200	170,226
ImClone Systems, Inc.*	2,700	168,588
Incyte Corp.*	1,000	7,650
Integra LifeSciences Holdings*	800	35,224
InterMune, Inc.*	1,300	22,243
Martek Biosciences Corp.*	1,100	34,562
Medarex, Inc.*	5,000	32,350
Medtronic, Inc.	46,000	2,304,600
Meridian Bioscience, Inc.	300	8,712
Myriad Genetics, Inc.*	1,600	103,808
Nabi Biopharmaceuticals*	1,600	7,456
PDL BioPharma Inc.	4,400	40,964
Pharmaceutical Product Development, Inc.	3,900	161,265
Regeneron Pharmaceuticals, Inc.*	2,800	61,124
Techne Corp.*	1,300	93,756
The Medicines Co.*	1,700	39,474
Trimeris, Inc.	300	1,176
		12,496,760
Health Care - Drugs — 3.4%
Abbott Laboratories	61,800	3,558,444
Adolor Corp.*	1,600	5,520
Alkermes, Inc.*	4,179	55,581
Alnylam Pharmaceuticals, Inc.*	1,400	40,530
Alpharma, Inc., Class A*	1,700	62,713
AmerisourceBergen Corp.	7,118	267,993
Amylin Pharmaceuticals, Inc.*	4,400	88,968
Auxilium Pharmaceuticals, Inc.*	1,400	45,360
Barr Laboratories, Inc.*	3,825	249,772
Bristol-Myers Squibb Co.	65,300	1,361,505
Celgene Corp.*	16,904	1,069,685
Cephalon, Inc.*	2,300	178,227
Cubist Pharmaceuticals, Inc.*	2,100	46,683
Dendreon Corp.*	600	3,426
Eli Lilly & Co.	34,900	1,536,647
Forest Laboratories, Inc.*	12,700	359,156
Impax Laboratories, Inc.(a)*	700	5,600
Isis Pharmaceuticals, Inc.*	2,900	48,981
K-V Pharmaceutical Co., Class A*	1,500	34,065
King Pharmaceuticals, Inc.*	9,249	88,605
MannKind Corp.*	1,600	6,176
Medicis Pharmaceutical Corp., Class A	1,000	14,910
Mylan Laboratories, Inc.*	5,625	64,238
Neurocrine Biosciences, Inc.*	800	3,752
NPS Pharmaceuticals, Inc.*	500	3,570

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Onyx Pharmaceuticals, Inc.*	1,900	$68,742
OSI Pharmaceuticals, Inc.*	2,200	108,438
Pfizer, Inc.	207,075	3,818,463
PharMerica Corp.*	1,251	28,135
Sciele Pharma, Inc.	1,300	40,027
Sepracor, Inc.*	1,400	25,634
United Therapeutics Corp.*	800	84,136
Valeant Pharmaceuticals International*	3,000	61,410
Vertex Pharmaceuticals, Inc.*	4,400	146,256
ViroPharma, Inc.*	2,800	36,736
Watson Pharmaceuticals, Inc.*	3,400	96,900
Wyeth	45,500	1,680,770
		15,395,754
Health Care - Products — 3.9%
Advanced Medical Optics, Inc.*	1,874	33,320
Align Technology, Inc.*	1,800	19,494
Allergan, Inc.	7,600	391,400
American Medical Systems Holdings, Inc.*	2,100	37,296
ArthroCare Corp.*	200	5,544
Beckman Coulter, Inc.	2,600	184,574
Becton, Dickinson & Co.	9,400	754,444
Boston Scientific Corp.*	40,475	496,628
C.R. Bard, Inc.	3,700	351,019
CONMED Corp.*	500	16,000
Cyberonics, Inc.*	400	6,800
Datascope Corp.	300	15,489
DENTSPLY International, Inc.	5,734	215,254
Eclipsys Corp.*	1,500	31,425
Edwards Lifesciences Corp.*	1,900	109,744
Haemonetics Corp.*	500	30,860
Henry Schein, Inc.*	3,000	161,520
Hill-Rom Holdings, Inc.	2,500	75,775
Hologic, Inc.*	7,152	138,248
Hospira, Inc.*	5,440	207,808
Human Genome Sciences, Inc.*	4,700	29,845
Immucor, Inc.*	2,175	69,513
Invitrogen Corp.*	2,600	98,280
Johnson & Johnson	110,212	7,635,487
Kinetic Concepts, Inc.*	2,100	60,039
Mentor Corp.	300	7,158
Merck & Co., Inc.	86,800	2,739,408
Nektar Therapeutics*	3,500	12,565
NuVasive, Inc.*	1,200	59,196
Patterson Cos., Inc.*	4,800	145,968
Perrigo Co.	3,200	123,072
PSS World Medical, Inc.*	2,900	56,550
ResMed, Inc.*	2,300	98,900
Schering-Plough Corp.	47,800	882,866
Sirona Dental Systems, Inc.*	1,900	44,232
St. Jude Medical, Inc.*	13,400	582,766
Stryker Corp.	15,400	959,420
The Cooper Cos., Inc.	1,155	40,148
Thoratec Corp.*	2,100	55,125
USANA Health Sciences, Inc.*	200	8,198
Varian Medical Systems, Inc.*	4,800	274,224
West Pharmaceutical Services, Inc.	800	39,056
Wright Medical Group, Inc.*	1,000	30,440
Zimmer Holdings, Inc.*	8,380	541,013
		17,876,111
Health Care - Services — 2.3%
Allscripts Heathcare Solutions, Inc.*	1,900	23,636
Amedisys, Inc.*	1,100	53,537
AMERIGROUP Corp.*	2,200	55,528
AmSurg Corp.*	300	7,641
Apria Healthcare Group, Inc.*	800	14,592
Baxter International, Inc.	26,200	1,719,506
Cardinal Health, Inc.	14,200	699,776
Catalyst Health Solutions, Inc.*	1,300	33,956
Centene Corp.*	1,800	36,918
Cerner Corp.*	2,600	116,064
Community Health Systems, Inc.*	3,300	96,723
Covance, Inc.*	2,300	203,343
Coventry Health Care, Inc.*	6,350	206,692
DaVita, Inc.*	3,500	199,535
Express Scripts, Inc.*	8,400	620,088
Health Management Associates, Inc., Class A*	8,700	36,192
Health Net, Inc.*	2,900	68,440
HEALTHSOUTH Corp.*	800	14,744
Healthspring, Inc.*	800	16,928
Healthways, Inc.*	500	8,065
Hlth Corp.*	8,800	100,584
Humana, Inc.*	5,500	226,600
IMS Health, Inc.	6,500	122,915
Kindred Healthcare, Inc.*	1,800	49,626
Laboratory Corp. of America Holdings*	5,000	347,500
LifePoint Hospitals, Inc.*	1,533	49,271
Lincare Holdings Inc.*	3,400	102,306
Magellan Health Services, Inc.*	1,300	53,378
McKesson HBOC, Inc.	11,000	591,910
Medco Health Solutions, Inc.*	22,938	1,032,210
MedQuist, Inc.	500	2,395
Molina Healthcare, Inc.*	1,000	31,000
Odyssey Healthcare, Inc.*	400	4,060
Omnicare, Inc.	4,100	117,957
PAREXEL International Corp.*	2,400	68,784
Pediatrix Medical Group, Inc.*	1,400	75,488
Psychiatric Solutions, Inc.*	1,700	64,515
Quality Systems, Inc.	1,200	50,712
Quest Diagnostics, Inc.	7,500	387,525
STERIS Corp.	2,100	78,918
Sunrise Senior Living, Inc.*	1,400	19,306
Tenet Healthcare Corp.*	17,950	99,623
UnitedHealth Group, Inc.	51,414	1,305,401
Universal Health Services, Inc.	1,300	72,839
VCA Antech, Inc.*	2,600	76,622
WellPoint, Inc.*	22,978	1,074,681
		10,438,030
Hotels & Restaurants — 0.1%
Las Vegas Sands Corp.*	2,100	75,831
Wyndham Worldwide Corp.	2,760	43,360
Wynn Resorts Ltd.	3,200	261,248
		380,439
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	4,490
Sealy Corp.	300	1,938
Tempur-Pedic International, Inc.	2,400	28,224
Whirlpool Corp.	1,867	148,034
		182,686
Household Products — 0.1%
Black & Decker Corp.	2,300	139,725
Church & Dwight Co., Inc.	2,500	155,225
Ethan Allen Interiors, Inc.	800	22,416
Furniture Brands International, Inc.	1,000	10,520
		327,886
Instruments - Scientific — 0.2%
Bruker BioSciences Corp.*	5,500	73,315

	SHARES	VALUE
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Cepheid, Inc.*	700	$9,681
ev3, Inc.*	2,200	22,088
FEI Co.*	600	14,286
Gen-Probe, Inc.*	1,800	95,490
Greatbatch, Inc.*	300	7,362
Intuitive Surgical, Inc.*	1,200	289,176
Millipore Corp.*	2,000	137,600
Symmetry Medical, Inc.*	200	3,712
Waters Corp.*	3,400	197,812
		850,522
Insurance — 3.3%
Aetna, Inc.	17,700	639,147
AFLAC, Inc.	19,900	1,169,125
Allstate Corp.	23,200	1,069,984
American Equity Investment Life Holding Co.	1,800	13,500
American Financial Group, Inc.	5,000	147,500
American International Group, Inc.	104,145	346,803
American National Insurance Co.	400	34,532
Aon Corp.	12,600	566,496
Argo Group International Holdings, Ltd.*	648	23,879
Arthur J. Gallagher & Co.	3,200	82,112
Assurant, Inc.	4,400	242,000
Brown & Brown, Inc.	4,700	101,614
Chubb Corp.	16,500	905,850
CIGNA Corp.	11,100	377,178
Cincinnati Financial Corp.	6,614	188,102
CNA Financial Corp.	10,300	270,272
CNA Surety Corp.*	900	15,030
Conseco, Inc.*	6,800	23,936
Delphi Financial Group, Inc., Class S	1,675	46,967
Erie Indemnity Co., Class A	1,400	59,178
FBL Financial Group, Inc., Class A	200	5,578
Fidelity National Title Group, Inc., Class A	7,004	102,959
Genworth Financial, Inc. - Class A	4,400	37,884
Hanover Insurance Group, Inc.	1,100	50,072
Harleysville Group, Inc.	600	22,680
Hartford Financial Services Group, Inc.	9,600	393,504
HCC Insurance Holdings, Inc.	4,500	121,500
Hilb, Rogal & Hamilton Co.	1,300	60,762
Horace Mann Educators Corp.	1,700	21,879
Infinity Property & Casualty Corp.	400	16,480
LandAmerica Financial Group, Inc.	300	7,275
Lincoln National Corp.	10,333	442,355
Loews Corp.	20,000	789,800
Markel Corp.*	100	35,150
Marsh & McLennan Cos., Inc.	22,000	698,720
Mercury General Corp.	1,800	98,550
MetLife, Inc.	27,683	1,550,248
MGIC Investment Corp.	2,700	18,981
Nationwide Financial Services, Inc., Class A	1,600	78,928
Odyssey Re Holdings Corp.	2,100	91,980
Old Republic International Corp.	8,775	111,881
Philadelphia Consolidated Holding Corp.*	2,400	140,568
Principal Financial Group, Inc.	10,000	434,900
ProAssurance Corp.*	1,100	61,600
Radian Group, Inc.	2,400	12,096
Reinsurance Group of America, Inc., Class A	1,600	86,400
Reinsurance Group of America, Inc., Class B*	3,440	163,125
RLI Corp.	500	31,045
Selective Insurance Group, Inc.	1,000	22,920
StanCorp Financial Group, Inc.	1,400	72,800
State Auto Financial Corp.	1,600	46,512
Stewart Information Services Corp.	300	8,925
The First American Corp.	3,300	97,350
The Navigators Group, Inc.*	100	5,800
The Phoenix Companies, Inc.	2,100	19,404
The Progressive Corp.	24,300	422,820
The Travelers Companies, Inc.	26,241	1,186,093
Torchmark, Inc.	3,900	233,220
Transatlantic Holdings, Inc.	2,000	108,700
Unitrin, Inc.	1,800	44,892
Universal American Financial Corp.*	652	7,948
UnumProvident Corp.	13,680	343,368
W.R. Berkley Corp.	7,705	181,453
Zenith National Insurance Corp.	1,200	43,968
		14,856,278
Internet Services — 1.1%
Akamai Technologies, Inc.*	6,254	109,070
Ariba, Inc.*	2,833	40,030
Blue Coat Systems, Inc.*	500	7,095
CACI International, Inc., Class A*	600	30,060
Cogent Communications Group, Inc.*	2,000	15,440
CyberSource Corp.*	700	11,277
DealerTrack Holdings, Inc.*	1,300	21,892
Digital River, Inc.*	1,400	45,360
EarthLink, Inc.*	4,500	38,250
Equinix, Inc.*	200	13,892
Expedia, Inc.*	10,158	153,487
F5 Networks, Inc.*	2,800	65,464
Google, Inc., Class A*	6,500	2,603,380
GSI Commerce, Inc.*	900	13,932
j2 Global Communications, Inc.*	1,800	42,030
Juniper Networks, Inc.*	21,006	442,596
Jupitermedia Corp.*	400	464
Liberty Media Holding Corp. - Interactive, Class A*	21,225	274,015
Monster Worldwide, Inc.*	4,000	59,640
Move, Inc.*	5,800	12,296
Netflix, Inc.*	1,800	55,584
Overstock.com, Inc.*	200	3,962
Point Blank Solutions, Inc.*	500	345
Priceline.com, Inc.*	1,500	102,645
Qwest Communications International, Inc.	46,600	150,518
Real Networks, Inc.*	2,500	12,700
S1 Corp.*	1,300	7,956
Total System Services, Inc.	8,790	144,156
United Online, Inc.	2,150	20,232
ValueClick, Inc.*	3,400	34,782
VeriSign, Inc.*	9,315	242,935
Websense, Inc.*	1,600	35,760
		4,811,245
Leisure — 0.4%
Ameristar Casinos, Inc.	1,800	25,542
Bally Technologies, Inc.*	1,600	48,448
Boyd Gaming Corp.	3,400	31,824
Brunswick Corp.	1,600	20,464
Choice Hotels International, Inc.	2,700	73,170
Escala Group, Inc.*	1,000	2,250
Gaylord Entertainment Co.*	700	20,559
International Game Technology	13,400	230,212
International Speedway Corp., Class A	500	19,455
Interval Leisure Group, Inc.*	2,031	21,122
Life Time Fitness, Inc.*	1,300	40,651
Marriott International, Inc., Class A	14,200	370,478
MGM MIRAGE*	10,300	293,550

	SHARES	VALUE
COMMON STOCKS (Continued)
Leisure (Continued)
Multimedia Games, Inc.*	700	$3,031
Penn National Gaming, Inc.*	2,700	71,739
Pinnacle Entertainment, Inc.*	2,000	15,120
Regal Entertainment Group	4,500	71,010
Scientific Games Corp., Class A*	3,100	71,362
Speedway Motorsports, Inc.	2,000	38,960
Starwood Hotels & Resorts Worldwide, Inc.	7,800	219,492
The Marcus Corp.	200	3,216
Ticketmaster*	2,031	21,793
Vail Resorts, Inc.*	1,400	48,930
WMS Industries, Inc.*	750	22,928
		1,785,306
Machinery — 1.1%
Albany International Corp., Class A	400	10,932
Applied Industrial Technologies, Inc.	1,675	45,108
Baldor Electric Co.	1,700	48,977
CARBO Ceramics, Inc.	800	41,288
Caterpillar, Inc.	27,100	1,615,160
Deere & Co.	16,400	811,800
Dover Corp.	8,200	332,510
Dril-Quip, Inc.*	1,600	69,424
Flowserve Corp.	1,800	159,786
Gardner Denver, Inc.*	1,900	65,968
Graco, Inc.	2,650	94,366
IDEX Corp.	3,000	93,060
John Bean Technologies Corp.*	1,080	13,673
Joy Global, Inc.	3,900	176,046
Kennametal Inc.	1,900	51,528
National-Oilwell Varco, Inc.*	14,010	703,722
Regal-Beloit Corp.	900	38,268
Sauer-Danfoss, Inc.	1,500	37,035
SPX Corp.	2,000	154,000
Terex Corp.*	3,600	109,872
The Manitowoc Co., Inc.	4,400	68,420
Woodward Governor Co.	2,000	70,540
		4,811,483
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	95,340
AptarGroup, Inc.	2,100	82,131
Ball Corp.	4,200	165,858
Briggs & Stratton Corp.	2,100	33,978
CLARCOR, Inc.	1,800	68,310
Cognex Corp.	1,500	30,240
Donaldson Co., Inc.	3,400	142,494
Eaton Corp.	5,300	297,754
Leggett & Platt, Inc.	6,300	137,277
Lennox International Inc.	2,100	69,867
Mueller Water Products, Inc.	2,313	15,034
Nordson Corp.	1,000	49,110
Packaging Corp. of America	3,500	81,130
Pall Corp.	4,200	144,438
Polaris Industries, Inc.	1,000	45,490
The Brink’s Co.	1,600	97,632
Varian, Inc.*	1,000	42,900
Verigy Ltd.*	2,056	33,472
Wabtec Corp.	2,000	102,460
Zebra Technologies Corp., Class A*	1,575	43,864
		1,778,779
Metals & Mining — 0.9%
Alcoa, Inc.	36,500	824,170
Alpha Natural Resources, Inc.*	2,200	113,146
AMCOL International Corp.	1,000	31,260
Arch Coal, Inc.	5,400	177,606
Century Aluminum Co.*	1,349	37,354
Cleveland-Cliffs, Inc.	2,800	148,232
Coeur d’Alene Mines Corp.*	11,200	17,136
Commercial Metals Co.	4,600	77,694
Compass Minerals International, Inc.	1,000	52,390
Foundation Coal Holdings, Inc.	1,500	53,370
Freeport-McMoran Copper & Gold, Inc., Class B	12,918	734,388
Gibraltar Industries, Inc.	1,000	18,710
Hecla Mining Co.*	4,300	20,124
Kaydon Corp.	900	40,554
Massey Energy Co.	3,000	107,010
MSC Industrial Direct Co., Inc., Class A	1,400	64,498
Mueller Industries, Inc.	500	11,505
Newmont Mining Corp.	16,900	655,044
Patriot Coal Corp.*	2,220	64,491
Precision Castparts Corp.	4,524	356,401
Southern Copper Corp.	8,700	165,996
Stillwater Mining Co.*	3,300	19,173
Titanium Metals Corp.	8,148	92,398
USEC, Inc.*	3,300	17,853
		3,900,503
Multimedia — 1.9%
Ascent Media Corp., Class A*	402	9,813
Belo Corp., Class A	3,500	20,860
CBS Corp., Class A	1,700	24,871
CBS Corp., Class B	30,207	440,418
Discovery Communications, Inc., Class A*	4,020	57,285
Discovery Communications, Inc., Class C*	4,020	56,923
DreamWorks Animation SKG, Inc., Class A*	2,700	84,915
Emmis Communications Corp., Class A*	1,082	1,050
Gannett Co., Inc.	8,600	145,426
Idearc, Inc.	5,510	6,887
Journal Communications, Inc., Class A	700	3,416
Liberty Media Corp. - Entertainment, Series A*	23,600	589,292
Martha Stewart Living Omnimedia, Inc., Class A*	200	1,702
McGraw-Hill Cos, Inc.	12,700	401,447
Media General, Inc., Class A	400	4,972
Meredith Corp.	900	25,236
News Corp., Class A	87,044	1,043,658
News Corp., Class B	39,500	479,925
Time Warner, Inc.	145,000	1,900,950
Triple Crown Media, Inc.*	50	1
Viacom, Inc., Class A*	1,700	42,262
Viacom, Inc., Class B*	24,747	614,715
Walt Disney Co.	78,440	2,407,324
Warner Music Group Corp.	5,300	40,280
		8,403,628
Office Equipment — 0.2%
IKON Office Solutions, Inc.	5,000	85,050
Lexmark International, Inc., Class A*	2,100	68,397
Pitney Bowes, Inc.	8,400	279,384
Xerox Corp.	35,200	405,856
		838,687
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	40,605
Acco Brands Corp.*	2,069	15,600
Avery Dennison Corp.	3,800	169,024
Herman Miller, Inc.	1,600	39,152
HNI Corp.	1,800	45,612

	SHARES	VALUE
COMMON STOCKS (Continued)
Office Furnishings & Supplies (Continued)
Knoll, Inc.	1,700	$25,704
OfficeMax Inc.	2,100	18,669
Steelcase Inc., Class A	2,200	23,650
		378,016
Oil & Gas — 9.7%
AGL Resources, Inc.	3,100	97,278
Alon USA Energy, Inc.	1,600	21,568
Anadarko Petroleum Corp.	17,400	844,074
Apache Corp.	13,884	1,447,824
Atmos Energy Corp.	3,700	98,494
ATP Oil & Gas Corp.*	1,000	17,810
Atwood Oceanics, Inc.*	2,400	87,360
Baker Hughes, Inc.	13,500	817,290
Berry Petroleum Co., Class A	1,600	61,968
Bill Barrett Corp.*	1,500	48,165
BJ Services Co.	11,700	223,821
BPZ Resources, Inc.*	900	15,480
Cabot Oil & Gas Corp., Class A	3,500	126,490
Cameron International Corp.*	7,800	300,612
Carrizo Oil & Gas, Inc.*	1,100	39,897
Cheniere Energy, Inc.*	1,200	2,700
Chesapeake Energy Corp.	19,900	713,614
Cimarex Energy Co.	2,810	137,437
Complete Production Services, Inc.*	3,000	60,390
Comstock Resources, Inc.*	1,500	75,075
ConocoPhillips	65,878	4,825,563
Delta Petroleum Corp.*	1,900	25,802
Denbury Resources, Inc.*	9,600	182,784
Devon Energy Corp.	16,740	1,526,688
Diamond Offshore Drilling, Inc.	4,400	453,464
Dresser-Rand Group, Inc.*	3,100	97,557
El Paso Corp.	28,253	360,508
Encore Aquisition Co.*	1,750	73,115
Energen Corp.	2,500	113,200
Energy Partners Ltd.*	1,000	8,670
ENSCO International, Inc.	6,100	351,543
EOG Resources, Inc.	9,200	823,032
Equitable Resources, Inc.	4,300	157,724
EXCO Resources, Inc.*	900	14,688
Exterran Holdings, Inc.*	1,502	48,004
Exxon Mobil Corp.	163,664	12,710,146
FMC Technologies, Inc.*	5,000	232,750
Forest Oil Corp.*	2,771	137,442
Frontier Oil Corp.	3,600	66,312
Goodrich Petroleum Corp.*	1,100	47,949
Grey Wolf, Inc.*	6,900	53,682
Halliburton Co.	29,164	944,622
Helix Energy Solutions Group, Inc.*	3,230	78,424
Helmerich & Payne, Inc.	4,100	177,079
Hess Corp.	11,200	919,296
Holly Corp.	1,400	40,488
Hornbeck Offshore Services, Inc.*	1,000	38,620
Hugoton Royalty Trust	649	17,419
ION Geophysical Corp.*	2,700	38,313
Key Energy Services, Inc.*	2,900	33,640
Marathon Oil Corp.	25,002	996,830
Mariner Energy, Inc.*	3,271	67,056
Murphy Oil Corp.	7,100	455,394
National Fuel Gas Co.	2,900	122,322
New Jersey Resources Corp.	1,450	52,041
Newfield Exploration Co.*	4,300	137,557
Newpark Resources, Inc.*	2,600	18,980
Nicor, Inc.	1,500	66,525
Noble Corp.	9,400	412,660
Noble Energy, Inc.	6,368	353,997
Occidental Petroleum Corp.	33,480	2,358,666
Oceaneering International, Inc.*	1,900	101,308
Oil States International, Inc.*	1,600	56,560
ONEOK, Inc.	4,200	144,480
Parallel Petroleum Corp.*	1,300	12,246
Parker Drilling Co.*	4,100	32,882
Patterson-UTI Energy, Inc.	6,200	124,124
Penn Virginia Corp.	1,400	74,816
Petrohawk Energy Corp.*	6,410	138,648
Piedmont Natural Gas Co., Inc.	2,300	73,508
Pioneer Natural Resources Co.	4,902	256,277
Plains Exploration & Production Co.*	4,717	165,850
Pride International, Inc.*	6,600	195,426
Quicksilver Resources, Inc.*	5,800	113,854
Range Resources Corp.	4,700	201,489
Rosetta Resources, Inc.*	500	9,180
Rowan Cos., Inc.	4,400	134,420
RPC, Inc.	4,875	68,542
Schlumberger Ltd.	29,200	2,280,228
SEACOR Holdings, Inc.*	700	55,265
Smith International, Inc.	8,442	495,039
South Jersey Industries, Inc.	400	14,280
Southern Union Co.	4,288	88,547
Southwestern Energy Co.*	12,800	390,912
Spectra Energy Corp.	23,478	558,776
St. Mary Land & Exploration Co.	1,700	60,605
Stone Energy Corp.*	879	37,208
Sunoco, Inc.	3,800	135,204
Superior Energy Services, Inc.*	2,700	84,078
Swift Energy Co.*	900	34,821
Tesoro Petroleum Corp.	5,000	82,450
The Meridian Resource Corp.*	800	1,472
Tidewater, Inc.	1,700	94,112
UGI Corp.	3,710	95,644
Unit Corp.*	1,600	79,712
Valero Energy Corp.	24,118	730,775
W&T Offshore, Inc.	2,600	70,954
Weatherford International Ltd.*	4,000	100,560
Whiting Petroleum Corp.*	800	57,008
Williams Cos., Inc.	23,860	564,289
XTO Energy, Inc.	17,386	808,797
		43,702,245
Paper & Related Products — 0.1%
AbitibiBowater, Inc.	1,144	4,427
Graphic Packaging Holding Co.*	700	1,750
Louisiana-Pacific Corp.	3,600	33,480
MeadWestvaco Corp.	6,540	152,448
Neenah Paper, Inc.	393	7,781
Temple-Inland, Inc.	4,000	61,040
		260,926
Personal Care — 0.0%
Chattem, Inc.*	200	15,636
Elizabeth Arden, Inc.*	300	5,889
Nu Skin Enterprises, Inc., Class A	2,200	35,684
Revlon, Inc., Class A*	1,680	24,948
		82,157
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	7,500	115,350

Printing — 0.0%
Cenveo, Inc.*	1,800	13,842
Consolidated Graphics, Inc.*	200	6,066

	SHARES	VALUE
COMMON STOCKS (Continued)
Printing (Continued)
R. R. Donnelley & Sons Co.	7,800	$191,334
Valassis Communications, Inc.*	1,000	8,660
		219,902
Publishing — 0.1%
John Wiley & Sons, Inc., Class A	1,700	68,765
Journal Register Co.	600	4
Lee Enterprises, Inc.	800	2,800
Marvel Entertainment, Inc.*	3,400	116,076
PRIMEDIA, Inc.	1,400	3,402
Scholastic Corp.	1,600	41,088
Sun-Times Media Group, Inc., Class A*	2,100	357
The McClatchy Co., Class A	1,525	6,710
The New York Times Co., Class A	5,200	74,308
Voyager Learning Co.*	500	2,000
		315,510
Real Estate — 0.1%
Brookdale Senior Living Inc.	3,500	76,965
CB Richard Ellis Group, Inc., Class A*	9,500	127,015
Corrections Corp. of America*	4,600	114,310
Forestar Real Estate Group Inc.*	1,333	19,662
Jones Lang LaSalle, Inc.	600	26,088
The St. Joe Co.*	3,000	117,270
		481,310
Restaurants — 1.0%
Bob Evans Farms, Inc.	700	19,103
Brinker International, Inc.	3,450	61,721
CBRL Group, Inc.	500	13,150
CEC Entertainment, Inc.*	600	19,920
Darden Restaurants, Inc.	5,100	146,013
DineEquity, Inc.	400	6,744
Jack in the Box, Inc.*	1,800	37,980
Landry’s Seafood Restaurants, Inc.	300	4,665
McDonald’s Corp.	49,500	3,054,150
Papa John’s International, Inc.*	1,500	40,740
Sonic Corp.*	3,125	45,531
Starbucks Corp.*	23,000	342,010
The Cheesecake Factory, Inc.*	1,750	25,585
Wendy’s/Arby’s Group, Inc.	17,000	89,420
Yum! Brands, Inc.	19,200	626,112
		4,532,844
Retail - Food — 0.3%
Burger King Holdings, Inc.	3,100	76,136
Kroger Co.	27,500	755,700
Ruddick Corp.	1,900	61,655
Safeway, Inc.	12,900	305,988
SUPERVALU, Inc.	8,075	175,228
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	11,902
Weis Markets, Inc.	900	32,409
Whole Foods Market, Inc.	5,400	108,162
		1,527,180
Retail - General — 3.2%
Big Lots, Inc.*	3,700	102,971
BJ’s Wholesale Club, Inc.*	2,700	104,922
Casey’s General Stores, Inc.	1,800	54,306
CVS Caremark Corp.	59,156	1,991,191
Dillard’s, Inc., Class A	2,900	34,220
Dollar Tree, Inc.*	3,700	134,532
Family Dollar Stores, Inc.	5,800	137,460
J.C. Penney Co., Inc.	8,000	266,720
Longs Drug Stores Corp.	600	45,384
Retail Ventures, Inc.*	1,600	6,240
Sears Holdings Corp.*	4,025	376,338
Target Corp.	34,400	1,687,320
TJX Cos., Inc.	18,200	555,464
Wal-Mart Stores, Inc.	149,700	8,965,533
		14,462,601
Retail - Specialty — 3.1%
Abercrombie & Fitch Co., Class A	3,500	138,075
Aeropostale, Inc.*	3,300	105,963
Amazon.com, Inc.*	17,400	1,266,024
American Eagle Outfitters, Inc.	8,550	130,388
American Greetings Corp., Class A	1,700	25,993
AnnTaylor Stores Corp.*	1,550	31,992
AutoNation, Inc.*	9,400	105,656
Barnes & Noble, Inc.	2,800	73,024
bebe stores, Inc.	1,350	13,190
Bed Bath & Beyond, Inc.*	11,900	373,779
Best Buy Co., Inc.	17,025	638,437
Blockbuster, Inc., Class B*	2,600	3,406
Brown Shoe Co., Inc.	1,500	24,570
Cabela’s, Inc., Class A*	2,100	25,368
Callaway Golf Co.	1,300	18,291
Chico’s FAS, Inc.*	7,000	38,290
Children’s Place Retail Stores, Inc.*	1,100	36,685
Christopher & Banks Corp.	1,400	10,738
Circuit City Stores-Circuit City Group	6,400	4,864
Coldwater Creek, Inc.*	3,350	19,397
Copart, Inc.*	3,850	146,300
Costco Wholesale Corp.	19,000	1,233,670
eBay, Inc.*	37,700	843,726
Foot Locker, Inc.	6,200	100,192
GameStop Corp., Class B*	5,388	184,323
Group 1 Automotive, Inc.	400	8,692
Hibbett Sports, Inc.*	1,100	22,022
Home Depot, Inc.	54,150	1,401,943
Jo-Ann Stores, Inc.*	200	4,196
K-Swiss, Inc., Class A	400	6,960
Kohl’s Corp.*	12,400	571,392
Liz Claiborne, Inc.	3,800	62,434
Lowe’s Cos., Inc.	54,900	1,300,581
Macy’s, Inc.	12,000	215,760
NBTY, Inc.*	2,600	76,752
Nordstrom, Inc.	10,300	296,846
NutriSystem, Inc.	1,000	17,720
Office Depot, Inc.*	10,500	61,110
Pacific Sunwear of California, Inc.*	2,050	13,797
Pep Boys - Manny, Moe & Jack	2,000	12,360
PETsMART, Inc.	5,100	126,021
Pier 1 Imports, Inc.*	2,865	11,832
RadioShack Corp.	4,800	82,944
RC2 Corp.*	200	4,000
Regis Corp.	1,100	30,250
Rite Aid Corp.*	26,820	22,529
Ross Stores, Inc.	4,900	180,369
Saks, Inc.*	4,600	42,550
Sonic Automotive, Inc., Class A	400	3,384
Sotheby’s Holdings, Inc., Class A	2,300	46,138
Stage Stores, Inc.	1,720	23,495
Staples, Inc.	28,950	651,375
Systemax, Inc.	1,300	18,278
The Buckle, Inc.	1,200	66,648
The Cato Corp., Class A	300	5,265
The Dress Barn, Inc.*	2,000	30,580
The Gap, Inc.	29,500	524,510
The Gymboree Corp.*	1,000	35,500
The Limited, Inc.	15,080	261,186
The Men’s Wearhouse, Inc.	1,750	37,170

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
The Nautilus Group, Inc.*	500	$2,285
The Sherwin Williams Co.	4,700	268,652
Tiffany & Co.	4,800	170,496
Tractor Supply Co.*	1,400	58,870
Tween Brands, Inc.*	500	4,895
Urban Outfitters, Inc.*	6,300	200,781
V.F. Corp.	4,000	309,240
Walgreen Co.	36,000	1,114,560
Williams-Sonoma, Inc.	4,100	66,338
Zale Corp.*	1,600	40,000
		14,105,047
Steel — 0.3%
AK Steel Holding Corp.	4,200	108,864
Allegheny Technologies, Inc.	3,100	91,605
Carpenter Technology Corp.	600	15,390
Nucor Corp.	11,200	442,400
Reliance Steel & Aluminum Co.	2,800	106,316
Schnitzer Steel Industries, Inc., Class A	700	27,468
Steel Dynamics, Inc.	7,000	119,630
The Timken Co.	3,000	85,050
United States Steel Corp.	4,400	341,484
Valmont Industries, Inc.	1,000	82,690
Worthington Industries, Inc.	3,000	44,820
		1,465,717
Telecommunications — 3.5%
ADC Telecommunications, Inc.*	3,747	31,662
ADTRAN, Inc.	2,300	44,827
American Tower Corp., Class A*	17,900	643,863
AT&T, Inc.	169,143	4,722,473
Cablevision Systems Corp., Class A	8,600	216,376
Centennial Communications Corp., Class A*	3,600	22,464
CenturyTel, Inc.	4,400	161,260
Ciena Corp.*	3,157	31,823
Cincinnati Bell, Inc.*	12,600	38,934
CommScope, Inc.*	1,998	69,211
Comverse Technology, Inc.*	6,800	65,076
Crown Castle International Corp.*	12,017	348,132
Ditech Networks, Inc.*	300	357
EchoStar Corp., Class A*	1,660	40,006
Embarq Corp.	4,993	202,466
Fairpoint Communications, Inc.	942	8,167
General Communication, Inc., Class A*	1,900	17,594
Harmonic, Inc.*	900	7,605
Harris Corp.	4,500	207,900
IDT Corp.*	200	104
InterDigital, Inc.*	2,000	48,100
Leap Wireless International, Inc.*	2,200	83,820
Level 3 Communications, Inc.*	51,920	140,184
Motorola, Inc.	93,100	664,734
NeuStar, Inc., Class A*	2,700	53,703
NII Holdings, Inc., Class B*	5,800	219,936
Novatel Wireless, Inc.*	200	1,212
PAETEC Holding Corp.*	3,200	6,880
Plantronics, Inc.	1,100	24,772
Powerwave Technologies, Inc.*	3,500	13,860
Premiere Global Services, Inc.*	1,300	18,278
QUALCOMM, Inc.	62,684	2,693,531
RF Micro Devices, Inc.*	7,700	22,484
SBA Communications Corp., Class A*	3,900	100,893
Scripps Networks Interactive, Class A	4,600	167,026
Sprint Corp.	111,116	677,808
Sycamore Networks, Inc.*	11,200	36,176
Syniverse Holdings, Inc.*	700	11,627
Telephone & Data Systems, Inc.	1,800	64,350
Telephone & Data Systems, Inc., Special Shares	2,200	78,980
Tellabs, Inc.*	16,256	65,999
tw telecom, Inc.*	5,400	56,106
United States Cellular Corp.*	1,300	60,996
Verizon Communications, Inc.	111,952	3,592,540
Windstream Corp.	15,326	167,666
		15,951,961
Textile & Apparel — 0.5%
Carter’s, Inc.*	2,000	39,460
Charming Shoppes, Inc.*	600	2,934
Coach, Inc.*	13,000	325,520
Columbia Sportswear Co.	1,000	41,960
Dick’s Sporting Goods, Inc.*	800	15,664
G & K Services, Inc., Class A	200	6,610
Guess?, Inc.	2,800	97,412
Hanesbrands, Inc.*	3,425	74,494
Iconix Brand Group, Inc.*	2,200	28,776
J. Crew Group, Inc.*	600	17,142
Jones Apparel Group, Inc.	4,300	79,593
Mohawk Industries, Inc.*	1,843	124,200
NIKE, Inc., Class B	13,100	876,390
Oxford Industries, Inc.	300	7,749
Phillips-Van Heusen Corp.	1,400	53,074
Polo Ralph Lauren Corp.	1,500	99,960
Quiksilver, Inc.*	4,600	26,404
The Timberland Co., Class A*	2,000	34,740
The Warnaco Group, Inc.*	1,400	63,406
Under Armour, Inc., Class A*	1,100	34,936
Wolverine World Wide, Inc.	2,200	58,212
		2,108,636
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	21,500
The Goodyear Tire & Rubber Co.*	6,400	97,984
		119,484
Tobacco — 1.4%
Alliance One International, Inc.*	3,800	14,440
Altria Group, Inc.	75,100	1,489,984
Lorillard, Inc.	2,900	206,335
Philip Morris International, Inc.	75,100	3,612,310
Reynolds American, Inc.	11,200	544,544
UST, Inc.	5,800	385,932
		6,253,545
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,400	126,384
Stanley Works	3,000	125,220
The Toro Co.	1,000	41,300
		292,904
Transportation — 1.8%
Alexander & Baldwin, Inc.	900	39,627
Arkansas Best Corp.	700	23,583
Bristow Group, Inc.*	200	6,768
Burlington Northern Santa Fe Corp.	13,800	1,275,534
C.H. Robinson Worldwide, Inc.	7,000	356,720
Con-way, Inc.	2,000	88,220
CSX Corp.	17,400	949,518
Eagle Bulk Shipping, Inc.	1,400	19,516
FedEx Corp.	8,400	663,936
Forward Air Corp.	450	12,254
GATX Corp.	1,700	67,269
Genesee & Wyoming, Inc., Class A*	1,300	48,776
Heartland Express, Inc.	3,066	47,584

	SHARES	VALUE
COMMON STOCKS (Continued)
Transportation (Continued)
Horizon Lines, Inc., Class A	1,100	$10,857
Hub Group, Inc., Class A*	1,400	52,710
J.B. Hunt Transport Services, Inc.	5,300	176,861
Kansas City Southern*	3,100	137,516
Kirby Corp.*	2,000	75,880
Knight Transportation, Inc.	2,625	44,546
Landstar Systems, Inc.	1,600	70,496
Norfolk Southern Corp.	15,800	1,046,118
Old Dominion Freight Line, Inc.*	1,450	41,093
Overseas Shipholding Group, Inc.	1,100	64,141
Ryder System, Inc.	1,600	99,200
Union Pacific Corp.	16,800	1,195,488
United Parcel Service, Inc., Class B	26,600	1,672,874
Werner Enterprises, Inc.	2,700	58,617
YRC Worldwide, Inc.*	2,263	27,066
		8,372,768
Utilities — 3.1%
Allegheny Energy, Inc.	6,200	227,974
Alliant Energy Corp.	3,700	119,177
Ameren Corp.	7,800	304,434
American Electric Power Co., Inc.	15,800	585,074
Aqua America, Inc.	4,034	71,724
Avista Corp.	2,100	45,591
Black Hills Corp.	1,000	31,070
CH Energy Group, Inc.	300	13,071
Cleco Corp.	2,000	50,500
CMS Energy Corp.	7,500	93,525
Consolidated Edison, Inc.	10,300	442,488
Constellation Energy Group	6,100	148,230
Dominion Resources, Inc.	23,600	1,009,608
DPL, Inc.	4,300	106,640
Duke Energy Corp.	50,256	875,962
Edison International	12,400	494,760
El Paso Electric Co.*	1,200	25,200
Exelon Corp.	26,800	1,678,216
FirstEnergy Corp.	11,900	797,181
FPL Group, Inc.	16,200	814,860
IDACORP, Inc.	1,600	46,544
ITC Holdings Corp.	1,700	88,009
MDU Resources Group, Inc.	6,825	197,925
MGE Energy, Inc.	200	7,110
Mirant Corp.*	10,800	197,532
NiSource, Inc.	9,100	134,316
Northeast Utilities	6,200	159,030
Northwest Natural Gas Co.	1,400	72,800
NorthWestern Corp.	400	10,052
OGE Energy Corp.	3,100	95,728
Otter Tail Power Co.	600	18,438
Parker-Hannifin Corp.	6,450	341,850
Pepco Holdings, Inc.	7,200	164,952
PG&E Corp.	13,200	494,340
Pinnacle West Capital Corp.	3,200	110,112
PPL Corp.	15,300	566,406
Public Service Enterprise Group, Inc.	13,400	439,386
Puget Energy, Inc.	3,800	101,460
Questar Corp.	5,900	241,428
Reliant Energy, Inc.*	13,594	99,916
SCANA Corp.	3,900	151,827
Sierra Pacific Resources	8,400	80,472
Southern Co.	29,900	1,126,931
Southwest Gas Corp.	1,500	45,390
TECO Energy, Inc.	6,400	100,672
The AES Corp.*	27,900	326,151
The Laclede Group, Inc.	600	29,094
UIL Holdings Corp.	333	11,432
Unisource Energy Corp.	600	17,514
Vectren Corp.	2,700	75,195
WGL Holdings, Inc.	1,900	61,655
Wisconsin Energy Corp.	4,000	179,600
Xcel Energy, Inc.	15,500	309,845
		14,038,397
Waste Management — 0.3%
Allied Waste Industries, Inc.*	15,500	172,205
Darling International, Inc.*	800	8,888
Republic Services, Inc., Class A	7,800	233,844
Stericycle, Inc.*	3,000	176,730
Waste Connections, Inc.*	2,625	90,038
Waste Management, Inc.	20,500	645,545
		1,327,250
TOTAL COMMON STOCKS (Identified Cost $394,234,231)		436,331,661

RIGHTS & WARRANTS — 0.0%
Financial Services — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. expires 12/31/10*	6,250	4,063

TOTAL RIGHTS & WARRANTS (Identified Cost $5,812)		4,063

MUTUAL FUNDS — 4.5%
Other — 4.5%
DFA U.S. MicroCap Portfolio	1,753,477	20,322,796

TOTAL MUTUAL FUNDS (Identified Cost $23,001,397)		20,322,796

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1	1
		2
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2)		2

Total Investments — 100.9% (Identified Cost $417,241,442)#		456,658,522

Liabilities, Less Cash and Other Assets — (0.9%)		(4,195,777)
Net Assets — 100.0%		$452,462,745

*	Non-income producing security
(a)	Securities were fair valued by management. At September 30, 2008, the total market value for such investments amounted to $5,600, which represents less than 0.01% of net assets.
#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $417,241,442. Net unrealized appreciation aggregated $39,417,080 of which $101,350,185 related to appreciated investment securities and $61,933,105 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$456,652,920	$0
Level 2 - Other Significant Observable Inputs	$5,602	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$456,658,522	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 100.0%
Aerospace/Defense — 2.2%
Northrop Grumman Corp.	92,033	$5,571,678
Raytheon Co.	11,965	640,247
		6,211,925
Airlines — 0.9%
Southwest Airlines Co.	164,300	2,383,993

Banks/Savings & Loans — 5.8%
Bank of America Corp.	315,423	11,039,805
Bank of New York Mellon Corp.	1,000	32,580
Comerica, Inc.	9,600	314,784
Fifth Third Bancorp	12,200	145,180
M&T Bank Corp.	11,154	995,494
National City Corp.	29,900	52,325
New York Community Bancorp, Inc.	70,200	1,178,658
Sovereign Bancorp, Inc.	92,130	363,914
SunTrust Banks, Inc.	22,760	1,023,972
UnionBanCal Corp.	8,955	656,312
Zions Bancorporation	7,200	278,640
		16,081,664
Broadcasting — 4.1%
Ascent Media Corp.*	2,215	54,068
Comcast Corp., Class A	395,223	7,758,227
Comcast Corp., Class A Special	92,150	1,817,198
Discovery Communications, Inc., Class A*	22,150	315,638
Discovery Communications, Inc., Class C*	22,150	313,644
Liberty Global, Inc., Series A*	18,605	563,731
Liberty Global, Inc., Series C*	24,775	695,930
		11,518,436
Building & Construction — 0.2%
Toll Brothers, Inc.*	26,700	673,641

Chemicals — 0.9%
Ashland, Inc.	17,900	523,396
Cytec Industries, Inc.	4,000	155,640
Dow Chemical Co.	53,300	1,693,874
Lubrizol Corp.	4,600	198,444
Valhi, Inc.	856	15,408
		2,586,762
Computer Equipment — 0.3%
Ingram Micro, Inc., Class A*	41,460	666,262
SanDisk Corp.*	5,000	97,750
		764,012
Computer Services — 0.8%
Computer Sciences Corp.*	45,661	1,835,116
Fidelity National Information Services, Inc.	18,325	338,279
Sun Microsystems, Inc.*	24,400	185,440
		2,358,835
Computer Software — 0.4%
Symantec Corp.*	56,693	1,110,049

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	7,700	201,817

Diversified Operations — 0.4%
IAC/InterActiveCorp*	36,174	625,810
Leucadia National Corp.	8	364
Pentair, Inc.	6,491	224,394
PerkinElmer, Inc.	11,500	287,155
Trinity Industries, Inc.	1,730	44,513
		1,182,236
Electronics — 1.6%
Arrow Electronics, Inc.*	22,700	595,194
Avnet, Inc.*	39,600	975,348
Intersil Corp., Class A	36,700	608,486
Jabil Circuit, Inc.	15,500	147,870
Micron Technology, Inc.*	169,000	684,450
Motorola, Inc.	45,140	322,300
Tyco Electronics Ltd.	39,960	1,105,293
		4,438,941
Financial Services — 10.3%
American Capital Ltd.	16,000	408,160
Capital One Financial Corp.	53,063	2,706,213
Citigroup, Inc.	66,118	1,356,080
Discover Financial Services	48,934	676,268
J.P. Morgan Chase & Co.	269,368	12,579,486
KeyCorp	26,000	310,440
Legg Mason, Inc.	8,600	327,316
Lender Processing Services, Inc.	9,162	279,624
Marshall & Ilsley Corp.	17,623	355,103
Merrill Lynch & Co., Inc.	62,000	1,568,600
Morgan Stanley	87,009	2,001,207
Protective Life Corp.	17,600	501,776
Prudential Financial, Inc.	73,000	5,256,000
Synovus Financial Corp.	22,100	228,735
		28,555,008
Food & Beverages — 4.9%
Archer-Daniels-Midland Co.	49,396	1,082,266
Coca-Cola Enterprises, Inc.	118,521	1,987,597
Constellation Brands, Inc., Class A*	19,834	425,638
Corn Products International, Inc.	18,500	597,180
Kraft Foods, Inc., Class A	186,200	6,098,050
Molson Coors Brewing Co., Class B	26,600	1,243,550
PepsiAmericas, Inc.	17,600	364,672
Smithfield Foods, Inc.*	25,400	403,352
The J.M. Smucker Co.	13,700	694,453
Tyson Foods, Inc., Class A	57,807	690,216
		13,586,974
Forest & Paper Products — 1.6%
Domtar Corp.*	60,314	277,444
International Paper Co.	46,900	1,227,842
Weyerhaeuser Co.	49,024	2,969,874
		4,475,160
Funeral Services — 0.1%
Service Corp. International	40,300	336,908

Health Care - Drugs — 0.3%
King Pharmaceuticals, Inc.*	25,200	241,416
Watson Pharmaceuticals, Inc.*	20,900	595,650
		837,066
Health Care - Services — 0.9%
Community Health Systems, Inc.*	5,631	165,045
Omnicare, Inc.	12,300	353,871
WellPoint, Inc.*	45,334	2,120,271
		2,639,187
Hotels & Restaurants — 0.2%
Wyndham Worldwide Corp.	28,094	441,357

Household Appliances & Home Furnishings — 0.2%
Whirlpool Corp.	5,640	447,196

Insurance — 19.2%
Alleghany Corp.*	2,011	734,015
Allstate Corp.	105,400	4,861,048

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
American Financial Group, Inc.	30,750	$907,125
American International Group, Inc.	162,337	540,582
American National Insurance Co.	6,561	566,411
Chubb Corp.	57,000	3,129,300
Cincinnati Financial Corp.	46,756	1,329,741
CNA Financial Corp.	60,752	1,594,133
Fidelity National Title Group, Inc., Class A	43,867	644,845
Genworth Financial, Inc. - Class A	32,430	279,222
Hanover Insurance Group, Inc.	14,100	641,832
Hartford Financial Services Group, Inc.	47,800	1,959,322
HCC Insurance Holdings, Inc.	9,168	247,536
Lincoln National Corp.	43,200	1,849,392
Loews Corp.	100,800	3,980,592
Marsh & McLennan Cos., Inc.	27,738	880,959
Mercury General Corp.	7,000	383,250
MetLife, Inc.	165,733	9,281,048
Nationwide Financial Services, Inc., Class A	14,000	690,620
Odyssey Re Holdings Corp.	16,500	722,700
Old Republic International Corp.	56,775	723,881
Principal Financial Group, Inc.	52,222	2,271,135
Reinsurance Group of America, Inc., Class A	16,600	896,400
Reinsurance Group of America, Inc., Class B*	20,598	976,757
StanCorp Financial Group, Inc.	9,400	488,800
The First American Corp.	24,000	708,000
The Travelers Companies, Inc.	177,500	8,023,000
Torchmark, Inc.	13,900	831,220
Transatlantic Holdings, Inc.	7,500	407,625
UnumProvident Corp.	76,300	1,915,130
W.R. Berkley Corp.	17,202	405,107
Wesco Financial Corp.	1,780	635,460
		53,506,188
Internet Services — 1.0%
Expedia, Inc.*	52,149	787,971
Liberty Media Holding Corp. - Interactive, Class A*	149,737	1,933,105
		2,721,076
Leisure — 0.1%
Royal Caribbean Cruises Ltd.	11,100	230,325

Machinery — 0.0%
Kennametal Inc.	5,100	138,312

Manufacturing — 0.7%
Fortune Brands, Inc.	15,700	900,552
Leggett & Platt, Inc.	14,489	315,715
Masco Corp.	36,700	658,398
		1,874,665
Metals & Mining — 0.2%
Alcoa, Inc.	22,642	511,256

Multimedia — 6.1%
CBS Corp., Class A	8,700	127,281
CBS Corp., Class B	189,495	2,762,837
Gannett Co., Inc.	28,200	476,862
Liberty Media Corp. - Entertainment, Series A*	129,052	3,222,429
News Corp., Class A	12,608	151,170
Time Warner, Inc.	701,100	9,191,421
Walt Disney Co.	33,218	1,019,460
		16,951,460
Office Equipment — 0.5%
Xerox Corp.	120,196	1,385,860

Oil & Gas — 14.0%
Anadarko Petroleum Corp.	115,252	5,590,875
Apache Corp.	48,841	5,093,140
Chesapeake Energy Corp.	89,349	3,204,055
Cimarex Energy Co.	10,800	528,228
ConocoPhillips	147,417	10,798,295
Devon Energy Corp.	51,000	4,651,200
Forest Oil Corp.*	16,600	823,360
Marathon Oil Corp.	56,646	2,258,476
Mariner Energy, Inc.*	9,226	189,133
Newfield Exploration Co.*	16,600	531,034
Patterson-UTI Energy, Inc.	8,400	168,168
Pioneer Natural Resources Co.	44,276	2,314,749
Pride International, Inc.*	9,007	266,697
Reliant Energy, Inc.*	18,100	133,035
Rowan Cos., Inc.	6,000	183,300
Tidewater, Inc.	11,400	631,104
Unit Corp.*	2,800	139,496
Valero Energy Corp.	39,568	1,198,910
Whiting Petroleum Corp.*	1,900	135,394
		38,838,649
Paper & Related Products — 0.4%
MeadWestvaco Corp.	46,713	1,088,880

Printing — 0.2%
R. R. Donnelley & Sons Co.	21,489	527,125

Retail - Food — 0.3%
Safeway, Inc.	7,652	181,506
SUPERVALU, Inc.	32,652	708,548
		890,054
Retail - General — 0.6%
J.C. Penney Co., Inc.	14,900	496,766
Sears Holdings Corp.*	12,778	1,194,743
		1,691,509
Retail - Specialty — 0.6%
CVS Caremark Corp.	1,234	41,536
Foot Locker, Inc.	15,400	248,864
Macy’s, Inc.	79,666	1,432,395
		1,722,795
Steel — 0.1%
Reliance Steel & Aluminum Co.	2,900	110,113
The Timken Co.	7,800	221,130
		331,243
Telecommunications — 7.7%
AT&T, Inc.	355,782	9,933,434
CenturyTel, Inc.	10,600	388,490
JDS Uniphase Corp.*	6,841	57,875
Sprint Corp.	205,819	1,255,496
Telephone & Data Systems, Inc.	13,200	471,900
Telephone & Data Systems, Inc., Special Shares	9,400	337,460
United States Cellular Corp.*	5,500	258,060
Verizon Communications, Inc.	273,903	8,789,547
		21,492,262
Textile & Apparel — 0.3%
Mohawk Industries, Inc.*	12,200	822,158

	SHARES	VALUE
COMMON STOCKS (Continued)
Tires & Rubber — 0.1%
The Goodyear Tire & Rubber Co.*	16,087	$246,292

Transportation — 11.3%
Burlington Northern Santa Fe Corp.	58,300	5,388,669
CSX Corp.	117,500	6,411,975
GATX Corp.	14,200	561,894
Kansas City Southern*	1,390	61,661
Norfolk Southern Corp.	107,200	7,097,712
Overseas Shipholding Group, Inc.	10,700	623,917
Ryder System, Inc.	15,300	948,600
Union Pacific Corp.	145,600	10,360,896
		31,455,324
Waste Management — 0.4%
Allied Waste Industries, Inc.*	93,812	1,042,251

TOTAL COMMON STOCKS (Identified Cost $274,576,895)		278,298,851

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,062,001	1,062,001
		1,062,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,062,002)		1,062,002

Total Investments — 100.4% (Identified Cost $275,638,897)#		279,360,853

Liabilities, Less Cash and Other Assets — (0.4%)		(1,068,292)
Net Assets — 100.0%		$278,292,561

*                 Non-income producing security.

#                 At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $275,638,897.  Net unrealized appreciation aggregated $3,721,956 of which $49,032,190 related to appreciated investment securities and $45,310,234 related to depreciated investment securities.

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$278,298,851	$0
Level 2 - Other Significant Observable Inputs	$1,062,002	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$279,360,853	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 100.0%
Advertising — 0.3%
Emak Worldwide, Inc.(a)*	800	$480
Greenfield Online, Inc.*	11,950	207,930
Harte-Hanks, Inc.(a)	19,000	197,030
inVentiv Health, Inc.*	7,500	132,450
LoopNet, Inc.(a)*	7,800	76,674
Marchex, Inc., Class B(a)	6,700	68,943
ValueVision International, Inc., Class A*	8,500	15,725
		699,232
Aerospace/Defense — 1.7%
AAR Corp.(a)*	9,000	149,310
Aerovironment Inc.*	2,600	83,070
ARGON ST, Inc.*	7,700	180,873
CPI Aerostructures, Inc.*	1,342	10,468
Curtiss-Wright Corp.(a)	9,700	440,865
Ducommun, Inc.	2,055	49,073
GenCorp, Inc.(a)*	26,000	175,240
HEICO Corp.(a)	4,700	154,254
HEICO Corp., Class A	3,120	87,547
Herley Industries, Inc.*	2,900	49,590
Hexcel Corp.*	15,900	217,671
Innovative Solutions and Support, Inc.(a)	4,950	27,027
Kaman Corp., Class A	5,300	150,944
Kratos Defense & Security Solutions, Inc.*	21,599	42,550
Ladish Co., Inc.*	2,600	52,650
LMI Aerospace, Inc.*	2,400	48,264
Luna Innovations, Inc.(a)*	1,600	6,096
Moog, Inc., Class A*	9,200	394,496
Orbital Sciences Corp.*	13,600	325,992
Teledyne Technologies, Inc.*	16,900	966,004
The Allied Defense Group, Inc.(a)*	1,000	6,140
TransDigm Group, Inc.(a)*	5,800	198,534
Triumph Group, Inc.(a)	3,800	173,698
World Fuel Services Corp.	6,600	151,998
		4,142,354
Agricultural Operations — 0.2%
Alico, Inc.(a)	1,300	61,659
Cadiz, Inc.(a)*	2,500	47,675
Senesco Technologies, Inc.*	89	120
The Andersons, Inc.(a)	4,500	158,490
The Toro Co.(a)	6,900	284,970
		552,914
Airlines — 0.4%
AirTran Holdings, Inc.(a)*	28,350	68,891
Alaska Air Group, Inc.(a)*	9,700	197,783
Allegiant Travel Co.*	2,600	91,832
ATA Holdings Corp.(b)(c)*	600	0
ExpressJet Holdings, Inc.*	14,000	2,660
Frontier Airlines Holdings, Inc.(a)*	6,750	2,025
Hawaiian Holdings, Inc.(a)*	11,300	104,864
JetBlue Airways Corp.(a)*	30,300	149,985
Mesa Air Group, Inc.(a)*	6,600	2,178
Pinnacle Airlines Corp.*	5,350	21,293
Republic Airways Holdings, Inc.*	9,900	100,881
SkyWest, Inc.(a)	15,400	246,092
US Airways Group, Inc.*	800	4,824
		993,308
Auto & Related — 1.2%
Accuride Corp.(a)*	8,700	13,920
American Axle & Manufacturing Holdings, Inc.(a)	13,300	71,288
Amerigon, Inc.(a)*	5,000	32,900
Arctic Cat, Inc.(a)	1,340	12,261
ArvinMeritor, Inc.(a)	18,100	236,024
Asbury Automotive Group, Inc.	11,700	134,784
ATC Technology Corp.*	4,600	109,204
Avis Budget Group, Inc.*	12,500	71,750
Coachmen Industries, Inc.(a)*	3,000	4,950
Commercial Vehicle Group, Inc.*	4,200	29,862
Dollar Thrifty Automotive Group, Inc.(a)*	4,300	8,299
Dorman Products, Inc.*	3,350	41,975
Fuel Systems Solutions, Inc.(a)*	4,600	158,470
H&E Equipment Services, Inc.(a)*	8,400	81,144
Hayes Lemmerz International, Inc.(a)*	38,150	104,149
Lear Corp.*	12,500	131,250
Lithia Motors, Inc., Class A(a)	3,531	15,219
LoJack Corp.*	4,000	26,760
Midas, Inc.*	3,000	41,280
Miller Industries, Inc.*	2,200	16,302
Monaco Coach Corp.(a)	6,950	13,553
Monro Muffler Brake, Inc.	4,500	103,770
Noble International Ltd.(a)	5,200	31,148
Penske Automotive Group, Inc.(a)	18,700	214,489
Proliance International, Inc.*	2,890	2,168
Rush Enterprises, Inc., Class A*	6,000	76,800
Skyline Corp.(a)	1,200	31,716
Spartan Motors, Inc.(a)	6,900	21,942
Standard Motor Products, Inc.	3,600	22,392
Strattec Security Corp.	700	18,494
Superior Industries International, Inc.(a)	5,600	107,296
Supreme Industries, Inc., Class A	1,224	3,733
Tenneco, Inc.(a)*	11,000	116,930
Thor Industries, Inc.(a)	13,400	332,588
Titan International, Inc.(a)	7,375	157,235
Tower Automotive, Inc.(b)(c)*	6,500	0
TRW Automotive Holdings Corp.*	1,200	19,092
United Rentals, Inc.(a)*	11,200	170,688
Visteon Corp.*	31,100	72,152
Wabash National Corp.(a)	8,200	77,490
Winnebago Industries, Inc.(a)	6,500	83,980
		3,019,447
Banks/Savings & Loans — 8.9%
1st Source Corp.	5,867	137,874
Abington Bancorp, Inc.(a)	5,000	50,600
AMCORE Financial, Inc.(a)	5,356	49,546
American Bancorp of New Jersey, Inc.(a)	2,500	24,925
AmericanWest Bancorporation	3,866	5,103
Ameris Bancorp(a)	3,229	47,951
Anchor BanCorp Wisconsin, Inc.(a)	4,900	36,015
Astoria Financial Corp.	700	14,511
Atlantic Coast Federal Corp.	2,500	19,350
B of I Holding, Inc.*	300	1,731
Bancfirst Corp.	3,000	144,990
BancorpSouth, Inc.(a)	17,400	489,462
BancTrust Financial Group, Inc.(a)	3,390	44,477
Bank Mutual Corp.	6,786	77,021
Bank of Florida Corp.(a)*	3,000	24,720
Bank of Granite Corp.(a)	4,846	11,291
Bank of the Ozarks, Inc.(a)	4,000	108,000
BankAtlantic Bancorp, Inc., Class A	2,000	16,400
BankFinancial Corp.(a)	4,900	71,932
BankUnited Financial Corp., Class A(a)	7,900	6,004
Banner Corp.(a)	3,960	47,560
Berkshire Hills Bancorp, Inc.(a)	2,400	76,800
Beverly Hills Bancorp, Inc.(a)	5,300	6,466
Boston Private Financial Holdings, Inc.	8,800	76,912
Brookline Bancorp, Inc.	14,148	180,953
Cadence Financial Corp.(a)	2,900	26,883
Camden National Corp.(a)	2,000	69,900

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Capital City Bank Group, Inc.(a)	1,900	$59,565
Capital Corp. of the West(a)	1,800	7,128
Capitol Bancorp Ltd.(a)	3,700	72,113
Cardinal Financial Corp.	6,692	54,071
Cascade Financial Corp.(a)	2,077	15,557
Cass Information Systems, Inc.	1,000	35,850
Cathay Bancorp, Inc.(a)	12,318	293,168
Center Bancorp, Inc.(a)	2,835	28,747
Center Financial Corp.(a)	3,600	45,972
Central Pacific Financial Corp.(a)	7,100	119,351
CFS Bancorp, Inc.	1,800	16,650
Charter Financial Corp.(a)	2,028	21,801
Chemical Financial Corp.(a)	5,050	157,257
Citizens Community Bancorp, Inc.	400	2,900
Citizens First Bancorp, Inc.	1,800	9,630
Clifton Savings Bancorp, Inc.(a)	3,000	35,970
Colony Bankcorp, Inc.(a)	1,100	11,440
Columbia Banking System, Inc.	4,483	79,484
Community Bancorp(a)*	1,200	7,632
Community Bank Systems, Inc.(a)	6,300	158,445
Community Trust Bancorp, Inc.(a)	4,498	154,731
Corus Bankshares, Inc.(a)	12,700	51,435
CVB Financial Corp.	21,055	292,664
Dearborn Bancorp, Inc.(a)*	1,050	5,198
Dime Community Bancshares(a)	10,050	152,961
Encore Bancshares Inc.*	500	9,000
Enterprise Financial Services Corp.(a)	2,856	64,431
ESSA Bancorp, Inc.(a)	1,900	26,410
F.N.B. Corp.(a)	19,532	312,121
Financial Institutions, Inc.(a)	1,700	34,017
First Bancorp(a)	3,400	58,140
First Busey Corp., Class A(a)	8,876	162,697
First Citizens BancShares, Inc.	200	35,800
First Community Bancshares, Inc.(a)	2,661	99,841
First Defiance Financial Corp.	1,000	11,010
First Federal Bancshares of Arkansas, Inc.(a)	500	4,950
First Federal of Northern Michigan Bancorp, Inc.(a)	300	1,577
First Financial Bancorp(a)	8,665	126,509
First Financial Bankshares, Inc.(a)	4,735	245,652
First Financial Corp.(a)	3,200	150,336
First Financial Holdings, Inc.	2,800	73,304
First Financial Service Corp.(a)	440	8,127
First Mariner Bancorp(a)*	100	155
First Merchants Corp.	3,877	88,396
First Midwest Bancorp, Inc.	11,400	276,336
First Niagara Financial Group, Inc.	26,979	424,919
First PacTrust Bancorp, Inc.(a)	200	2,480
First Place Financial Corp.	2,900	37,265
First Regional Bancorp(a)*	2,700	16,875
First Security Group Inc./TN	1,100	8,052
First South Bancorp, Inc.(a)	1,100	18,997
First State Bancorp	4,900	26,166
FirstFed Financial Corp.(a)*	97	760
FirstMerit Corp.	19,200	403,200
Flagstar Bancorp, Inc.(a)	13,050	38,889
Flushing Financial Corp.	4,700	82,250
FNB Corp. United Corp.	2,073	15,154
Franklin Bank Corp.(a)*	3,400	1,666
Frontier Financial Corp.(a)	10,899	146,374
Fulton Financial Corp.(a)	18,530	202,162
Gateway Financial Holdings, Inc.(a)	3,505	18,752
German American Bancorp	2,400	27,960
Glacier Bancorp, Inc.(a)	12,072	299,023
Great Southern Bancorp, Inc.(a)	3,025	38,569
Greene County Bancshares, Inc.(a)	2,200	51,722
Guaranty Bancorp(a)*	12,900	78,690
Hancock Holding Co.(a)	7,700	392,700
Hanmi Financial Corp.(a)	10,800	54,540
Harleysville National Corp.(a)	7,545	128,114
Heartland Financial USA, Inc.(a)	2,100	52,626
Heritage Commerce Corp.(a)	3,188	48,521
Home Bancshares, Inc.(a)	4,427	114,526
Home Federal Bancorp, Inc.	4,062	51,791
Horizon Financial Corp.(a)	2,725	24,743
IBERIABANK Corp.(a)	2,875	151,944
Independent Bank Corp.-MA	3,182	99,183
Independent Bank Corp.-MI(a)	4,683	28,988
Integra Bank Corp.(a)	4,000	31,920
International Bancshares Corp.	16,000	432,000
Intervest Bancshares Corp.	1,400	10,682
Investors Bancorp, Inc.*	26,500	398,825
K-Fed Bancorp	2,875	26,335
Kearny Financial Corp.(a)	17,221	210,785
Lakeland Bancorp, Inc.(a)	5,376	62,845
Lakeland Financial Corp.(a)	2,500	54,900
Legacy Bancorp, Inc.	2,500	33,750
Macatawa Bank Corp.(a)	3,307	23,116
MainSource Financial Group, Inc.(a)	4,530	88,788
MB Financial, Inc.(a)	8,840	292,339
MBT Financial Corp.(a)	8,300	38,512
Medallion Financial Corp.	3,400	35,598
Mercantile Bank Corp.(a)	1,265	10,095
Meridian Interstate Bancorp, Inc.(a)*	300	3,063
Midwest Banc Holdings, Inc.(a)	6,400	25,600
Nara Bancorp, Inc.(a)	6,300	70,560
National Penn Bancshares, Inc.(a)	18,159	265,121
NBT Bancorp, Inc.	7,860	235,171
New Century Bancorp, Inc.*	200	1,420
New England Bancshares, Inc.(a)	1,000	8,750
New Hampshire Thrift Bancshares, Inc.	200	1,800
NewAlliance Bancshares, Inc.(a)	33,500	503,505
NewBridge Bancorp.	1,200	5,724
Northeast Community Bancorp, Inc.	2,200	17,600
Northwest Bancorp, Inc.(a)	12,000	330,480
OceanFirst Financial Corp.	2,852	51,678
Old National Bancorp(a)	18,700	374,374
Old Second Bancorp, Inc.(a)	2,868	53,115
Online Resources Corp.*	7,500	58,275
Oritani Financial Corp.*	5,273	88,850
Pacific Capital Bancorp(a)	11,066	225,193
Pacific Mercantile Bancorp(a)	2,500	16,050
Pacific Premier Bancorp, Inc.*	300	1,640
PacWest Bancorp(a)	6,200	177,258
Park National Corp.(a)	3,450	269,100
Peapack-Gladstone Financial Corp.(a)	1,250	41,875
Pennsylvania Commerce Bancorp, Inc.(a)*	900	26,829
Peoples Bancorp, Inc.	2,400	52,248
PFF Bancorp, Inc.(a)	5,620	7,025
Pinnacle Financial Partners, Inc.(a)*	5,500	169,400
Preferred Bank - LA(a)	2,200	24,662
PrivateBancorp, Inc.(a)	5,300	220,798
Prosperity Bancshares, Inc.(a)	10,600	360,294
Provident Bankshares Corp.(a)	7,240	70,300
Provident Financial Holdings, Inc.(a)	1,000	8,800
Provident Financial Services, Inc.	14,515	239,643
Provident New York Bancorp(a)	10,000	132,200
Pulaski Financial Corp.(a)	1,200	9,948
Rainier Pacific Financial Group, Inc.	700	3,080

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Renasant Corp.(a)	5,000	$108,550
Republic Bancorp, Inc., Class A(a)	8,841	268,059
Republic First Bancorp, Inc.*	1,450	12,485
Riverview Bancorp, Inc.	2,760	16,560
Rockville Financial, Inc.(a)	4,671	73,568
Roma Financial Corp.(a)	4,100	60,475
Rome Bancorp, Inc.(a)	1,200	12,600
S&T Bancorp, Inc.(a)	6,000	220,980
S.Y. Bancorp, Inc.(a)	2,891	88,522
Sandy Spring Bancorp, Inc.(a)	6,300	139,230
SCBT Financial Corp.	1,000	37,600
Seacoast Banking Corp. of Florida(a)	4,210	45,173
Security Bank Corp.(a)	4,228	17,546
SI Financial Group, Inc.(a)	2,300	17,250
Sierra Bancorp(a)	2,100	43,806
Signature Bank - NY*	7,100	247,648
Simmons First National Corp., Class A	3,100	110,360
Smithtown Bancorp, Inc.(a)	3,500	78,750
Southern Community Financial Corp.(a)	3,300	15,675
Southern Connecticut Bancorp, Inc.*	200	1,210
Southside Bancshares, Inc.	2,868	72,274
Southwest Bancorp, Inc.	2,600	45,942
State Bancorp, Inc.(a)	2,377	35,417
StellarOne Corp.(a)	2,301	47,562
Sterling Bancorp(a)	3,740	54,080
Sterling Bancshares, Inc.	18,300	191,235
Sterling Financial Corp. - WA(a)	12,354	179,133
Suffolk Bancorp(a)	2,200	86,702
Sun American Bancorp(a)*	1,560	3,869
Sun Bancorp, Inc.*	5,604	75,934
Superior Bancorp(a)*	1,800	15,210
SVB Financial Group*	7,900	457,568
Taylor Capital Group, Inc.(a)	2,400	28,776
Temecula Valley Bancorp, Inc.(a)	1,800	9,810
Texas Capital Bancshares, Inc.(a)*	6,000	124,560
The Bancorp, Inc.*	2,600	13,000
TIB Financial Corp.(a)	1,019	5,737
TierOne Corp.(a)	3,600	18,468
Timberland Bancorp, Inc.	2,600	20,800
Tompkins Trustco, Inc.(a)	2,200	111,100
TowneBank	2,300	50,600
Trico Bancshares(a)	3,800	81,814
TrustCo Bank Corp. NY(a)	17,234	201,810
Trustmark Corp.(a)	13,700	284,138
UCBH Holdings, Inc.(a)	24,900	159,609
UMB Financial Corp.	10,100	530,452
Umpqua Holdings Corp.(a)	12,242	180,080
Union Bankshares Corp.(a)	2,400	57,600
United Bankshares, Inc.(a)	10,300	360,500
United Community Banks, Inc.(a)	9,884	131,068
United Community Financial Corp.(a)	6,000	30,000
United Financial Bancorp, Inc.	3,955	58,732
United Security Bancshares / CA(a)	782	12,794
United Western Bancorp, Inc.	1,600	20,000
Univest Corp. of Pennsylvania(a)	3,100	114,700
ViewPoint Financial Group	3,276	57,330
Vineyard National Bancorp Co.(a)	3,414	4,268
Virginia Commerce Bancorp*	5,786	36,163
Washington Banking Co.	1,600	14,480
Washington Federal, Inc.	9,700	178,965
Washington Trust Bancorp, Inc.	3,000	79,800
Waterstone Financial Inc.(a)*	6,900	67,413
Webster Financial Corp.(a)	10,800	272,700
WesBanco, Inc.(a)	5,363	142,763
West Bancorporation(a)	5,350	69,711
West Coast Bancorp	2,947	43,203
Westamerica Bancorporation(a)	6,300	362,439
Western Alliance Bancorp(a)*	5,100	78,846
Westfield Financial, Inc.	3,800	39,140
Willow Grove Bancorp, Inc.(a)	4,085	37,337
Wilmington Trust Corp.(a)	8,800	253,704
Wilshire Bancorp, Inc.(a)	6,600	80,322
Wintrust Financial Corp.(a)	4,750	139,412
Yadkin Valley Financial Corp.(a)	1,400	23,744
		22,004,287
Broadcasting — 0.6%
4Kids Entertainment, Inc.*	2,900	20,474
Acacia Research-Acacia Technologies(a)*	14,000	42,280
Acme Communications, Inc.(a)*	3,269	3,106
Beasley Broadcast Group, Inc., Class A	1,657	2,800
Charter Communications, Inc., Class A(a)*	177,600	129,648
Citadel Broadcasting Corp.(a)*	30,200	23,556
Cox Radio, Inc., Class A(a)*	8,900	93,984
Crown Media Holdings, Inc., Class A(a)*	17,800	89,534
Cumulus Media, Inc., Class A(a)*	6,400	27,264
DG Fastchannel, Inc.(a)*	7,450	163,304
Entercom Communications Corp.(a)	7,100	35,642
Entravision Communications Corp.*	16,600	44,654
Fisher Communications, Inc.	1,100	43,340
Gray Television, Inc.(a)	8,900	15,308
Lin TV Corp., Class A(a)*	6,700	34,572
Mediacom Communications Corp.(a)*	19,900	117,808
Medialink Worldwide, Inc.*	1,400	266
National Lampoon, Inc.(a)*	1,100	825
New Frontier Media, Inc.	10,200	24,276
Nexstar Broadcasting Group, Inc. Class A(a)*	3,400	7,548
NTN Communications, Inc.*	5,100	1,122
Radio One, Inc., Class D*	20,712	15,534
Regent Communications, Inc.*	8,600	7,568
Saga Communications, Inc., Class A*	4,250	24,225
Salem Communications Corp., Class A*	3,500	4,375
Sinclair Broadcast Group, Inc., Class A(a)	12,300	61,992
Spanish Broadcasting System, Inc., Class A(a)*	9,260	3,519
TiVo, Inc.(a)*	32,800	240,096
Westwood One, Inc.*	19,900	10,945
World Wrestling Federation Entertainment, Inc.(a)	5,100	78,846
WorldSpace, Inc., Class A(a)*	7,800	10,140
		1,378,551
Building & Construction — 1.8%
AAON, Inc.	3,900	70,941
Ampco-Pittsburgh Corp.	2,200	56,980
AMREP Corp.(a)*	1,500	63,615
Apogee Enterprises, Inc.(a)	7,200	108,216
Brookfield Homes Corp.(a)	3,000	43,080
Builders FirstSource, Inc.(a)*	8,500	50,915
Cavalier Homes, Inc.*	4,000	6,720
Cavco Industries, Inc.(a)*	1,100	39,765
Champion Enterprises, Inc.(a)*	18,400	102,120
Comfort Systems USA, Inc.	9,430	125,985
Comstock Homebuilding Cos, Inc., Class A*	1,600	384
Drew Industries, Inc.(a)*	5,000	85,550
Dycom Industries, Inc.*	9,800	127,596
Emcor Group, Inc.(a)*	21,400	563,248
Fleetwood Enterprises, Inc.(a)*	14,700	14,994
Granite Construction Inc.(a)	4,700	168,354

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
Great Lakes Dredge & Dock Co.(a)	8,100	$51,111
Home Solutions of America, Inc.(a)*	7,100	2,343
Hovnanian Enterprises, Inc., Class A(a)*	4,300	34,357
Insituform Technologies, Inc., Class A(a)*	5,400	80,784
Integrated Electrical Services, Inc.(a)*	3,398	59,669
Interline Brands, Inc.*	7,100	115,091
KB Home(a)	10,100	198,768
KSW, Inc.(a)	1,050	4,935
Layne Christensen Co.(a)*	3,200	113,376
M.D.C. Holdings, Inc.	10,100	369,559
M/I Homes, Inc.(a)	1,500	34,170
Meritage Homes Corp.*	3,700	91,390
Michael Baker Corp.*	1,300	45,240
Modine Manufacturing Co.	7,900	114,392
Modtech Holdings, Inc.*	1,500	45
NCI Building Systems, Inc.(a)*	4,600	146,050
Orleans Homebuilders, Inc.(a)	4,153	16,819
Palm Harbor Homes, Inc.(a)*	4,600	45,586
Perini Corp.*	5,800	149,582
PGT, Inc.*	2,625	7,954
Quanex Building Products Corp.	8,125	123,825
Simpson Manufacturing Co., Inc.(a)	11,100	300,699
Standard Pacific Corp.(a)*	9,700	47,627
Sterling Construction Co., Inc.(a)*	2,500	40,500
Texas Industries, Inc.(a)	6,600	269,676
The Ryland Group, Inc.(a)	10,600	281,112
Trex Co., Inc.(a)*	2,700	48,897
U.S. Home Systems, Inc.(a)*	1,100	3,641
WCI Communities, Inc.*	7,200	1,440
Woodbridge Holdings Corp.*	205	576
		4,427,677
Business Services — 2.9%
Acxiom Corp.	15,800	198,132
Administaff, Inc.	6,400	174,208
Ambassadors International, Inc.(a)*	2,097	4,173
AMN Healthcare Services, Inc.*	7,500	131,775
Arrowhead Research Corp.(a)*	5,800	6,032
Barrett Business Services, Inc.(a)	2,100	27,258
BearingPoint, Inc.(a)*	71,200	37,024
Bowne & Co., Inc.	7,000	80,850
Brady Corp., Class A	12,200	430,416
CDI Corp.(a)	4,200	93,786
CIBER, Inc.*	11,900	83,181
Cogent, Inc.(a)*	22,800	233,016
Concur Technologies, Inc.(a)*	10,900	417,034
CorVel Corp.*	2,550	72,956
CRA International, Inc.(a)*	2,300	63,204
Cross Country Healthcare, Inc.(a)*	7,100	115,659
CSG Systems International, Inc.*	10,600	185,818
Diamond Management & Technology Consultants, Inc.(a)	7,300	34,237
EDGAR Online, Inc.(a)*	6,200	14,570
Edgewater Technology, Inc.*	2,300	11,178
Electro Rent Corp.	6,482	87,053
Emergency Medical Services Corp., Class A(a)*	1,000	29,880
ePlus, Inc.(a)*	1,200	13,080
Fair Isaac Corp.	11,700	269,685
Forgent Networks, Inc.(a)*	4,800	1,392
Forrester Research, Inc.*	5,600	164,192
FortuNet, Inc.(a)*	1,700	10,030
Franklin Covey Co.*	5,000	36,200
Gartner, Inc., Class A(a)*	1,400	31,752
Gevity HR, Inc.	5,224	38,031
Hackett Group, Inc.*	10,800	58,752
Heidrick & Struggles International, Inc.(a)	4,000	120,600
Hill Intl, Inc.*	10,900	150,965
Housevalues, Inc.(a)*	4,700	12,455
Hudson Highland Group, Inc.*	5,400	37,530
Huron Consulting Group, Inc.(a)*	4,080	232,478
ICF International, Inc.*	100	1,975
infoGROUP, Inc.	13,500	89,235
Innodata Isogen, Inc.(a)*	5,684	14,778
Intelli-Check, Inc.(a)*	2,900	4,785
Kelly Services, Inc., Class A(a)	6,800	129,540
Kenexa Corp.*	5,600	88,424
Kforce, Inc.*	17,045	174,029
Korn/Ferry International*	12,500	222,750
LECG Corp.*	5,200	41,964
MAXIMUS, Inc.	4,400	162,096
Microstrategy, Inc., Class A*	2,101	125,073
ModusLink Global Solutions, Inc.*	11,690	112,341
MPS Group, Inc.*	24,400	245,952
National Technical Systems, Inc.	1,400	7,336
Navigant Consulting, Inc.*	13,900	276,471
On Assignment, Inc.*	16,400	129,232
PDI, Inc.*	3,600	28,584
RCM Technologies, Inc.*	2,600	4,524
Resources Connection, Inc.*	11,800	265,854
SM&A*	4,200	12,810
Spherion Corp.*	11,700	56,979
Stanley Inc.,(a)*	2,200	81,202
TeamStaff, Inc.(a)*	488	1,205
TeleTech Holdings, Inc.*	14,200	176,648
Tetra Tech, Inc.*	23,400	563,004
The Corporate Executive Board Co.	4,100	128,125
Thomas Group, Inc.	1,300	2,080
TRC Cos., Inc.(a)*	6,350	19,749
TrueBlue, Inc.*	21,300	344,208
Versar, Inc.(a)*	3,800	16,188
Watson Wyatt & Co. Holdings	200	9,946
Westaff, Inc.*	3,300	1,188
		7,246,857
Chemicals — 2.2%
A. Schulman, Inc.	5,900	116,702
Aceto Corp.	9,525	91,345
American Pacific Corp.(a)*	1,000	13,060
American Vanguard Corp.(a)	6,233	93,994
Arch Chemicals, Inc.(a)	7,600	268,280
Aviza Technology, Inc.*	4,794	1,918
Balchem Corp.	4,350	116,014
Cabot Corp.	8,400	266,952
Cabot Microelectronics Corp.*	5,500	176,440
Chemtura Corp.	25,200	114,912
Dionex Corp.(a)*	4,600	292,330
Ferro Corp.(a)	13,200	265,320
GenTek, Inc.(a)*	2,600	66,846
Georgia Gulf Corp.(a)	8,800	22,000
H.B. Fuller Co.(a)	14,600	304,702
Hawkins, Inc.	1,200	21,024
Hercules, Inc.	22,300	441,317
ICO, Inc.*	6,200	34,782
Innophos Holdings, Inc.(a)	2,500	60,950
KMG Chemicals, Inc.	2,500	17,450
Kronos Worldwide, Inc.(a)	11,107	147,168
Landec Corp.*	5,600	45,864
Lumera Corp.*	4,800	1,920
Minerals Technologies, Inc.	4,400	261,184

	SHARES	VALUE
COMMON STOCKS (Continued)
Chemicals (Continued)
Nevada Chemicals, Inc.	1,400	$18,452
NewMarket Corp.(a)	5,000	262,800
NL Industries, Inc.(a)	11,700	120,159
Northern Technologies International Corp.(a)*	800	8,808
Olin Corp.	23,300	452,020
OM Group, Inc.(a)*	6,900	155,250
Omnova Solutions, Inc.*	11,400	22,686
Penford Corp.(a)	1,600	28,304
PolyOne Corp.*	23,400	150,930
Quaker Chemical Corp.	2,260	64,319
Spartech Corp.	7,100	70,290
Stepan Co.	1,700	92,769
Symyx Technologies, Inc.*	7,400	73,334
Tronox, Inc., Class A(a)	7,400	1,258
Tronox, Inc., Class B	2,100	220
Valhi, Inc.(a)	2,699	48,582
W.R. Grace & Co.*	16,200	244,944
WD-40 Co.	5,000	179,650
Westlake Chemical Corp.(a)	15,100	317,553
		5,554,802
Commercial Services — 2.1%
Advance America Cash Advance Centers, Inc.	19,100	57,109
Arbitron, Inc.	8,000	357,520
CBIZ, Inc.(a)*	15,700	132,665
Coinstar, Inc.*	6,700	214,400
Collectors Universe, Inc.(a)	1,500	13,950
Command Security Corp.*	1,200	4,248
Competitive Technologies, Inc.(a)*	1,800	3,420
Convergys Corp.*	14,800	218,744
CoStar Group, Inc.(a)*	4,400	199,716
CPI Corp.(a)	1,100	11,825
Deluxe Corp.	11,300	162,607
DynCorp International Inc., Class A*	7,400	124,024
Energy Focus, Inc.(a)*	2,200	5,060
Euronet Worldwide, Inc.(a)*	11,600	194,068
Exlservice Holdings, Inc.*	6,900	60,582
First Advantage Corp., Class A*	2,000	28,100
Global Cash Access Holdings, Inc.*	19,892	100,654
GP Strategies Corp.*	3,599	27,352
Healthcare Services Group(a)	18,300	334,707
Heartland Payment Systems, Inc.(a)	9,000	230,040
ICT Group, Inc.*	3,000	24,150
Intersections, Inc.*	5,800	47,154
Live Nation, Inc.(a)*	15,700	255,439
Mac-Gray Corp.*	2,474	25,977
McGrath Rentcorp	6,000	172,920
Medifast, Inc.(a)*	3,300	22,473
Mobile Mini, Inc.(a)*	8,720	168,558
Newtek Business Services, Inc.(a)*	7,650	3,863
PeopleSupport, Inc.*	5,700	66,633
Perceptron, Inc.*	1,100	6,006
Pfsweb Inc.,(a)*	307	740
PHH Corp.*	11,200	148,848
Plexus Corp.*	11,200	231,840
Pre-Paid Legal Services, Inc.(a)*	2,300	94,898
Premier Exhibitions, Inc.(a)*	6,300	11,340
Protection One, Inc.(a)*	5,134	45,231
Providence Service Corp.(a)*	4,800	47,040
ProxyMed, Inc.(a)*	4,900	73
Rewards Network, Inc.(a)*	9,600	48,192
Source Information Management Co.(a)*	12,800	13,312
Standard Parking Corp.*	4,000	88,880
StarTek, Inc.*	3,723	23,902
SYNNEX Corp.(a)*	7,200	160,848
Team, Inc.*	4,200	151,704
TETRA Technologies, Inc.*	19,350	267,997
TGC Industries, Inc.*	6,017	31,649
The Management Network Group, Inc.(a)*	8,200	7,380
TNS, Inc.*	4,600	89,102
UniFirst Corp.	3,000	129,270
Viad Corp.	4,500	129,555
Wright Express Corp.*	8,800	262,680
		5,258,445
Communication Services — 0.1%
Switch and Data Facilities Co.*	3,800	47,310
Telkonet, Inc.(a)*	14,900	4,768
Terremark Worldwide, Inc.(a)*	13,400	92,058
TerreStar Corp.(a)*	16,400	16,400
Think Partnership Inc.*	30,600	6,120
WPCS International, Inc.*	1,000	4,080
		170,736
Communications Equipment — 1.3%
Acme Packet, Inc.(a)*	6,600	37,818
ANADIGICS, Inc.(a)*	22,000	61,820
Applied Signal Technology, Inc.	3,400	59,092
Arris Group, Inc.*	34,127	263,802
Aruba Networks Inc.(a)*	10,700	54,891
Atheros Communications, Inc.(a)*	14,100	332,478
Captaris, Inc.(a)*	6,000	27,660
Centillium Communications, Inc.*	7,800	4,602
Ceradyne, Inc.*	5,525	202,546
Datalink Corp.*	2,300	10,028
Digi International, Inc.*	7,600	77,520
Digital Angel Corp.*	12,320	4,558
Endwave Corp.*	2,950	14,809
Finisar Corp.(a)*	141,333	142,746
Foundry Networks, Inc.*	6,300	114,723
Globecomm Systems, Inc.(a)*	4,650	40,641
I.D. Systems, Inc.*	1,600	14,160
Ixia*	17,628	129,918
KVH Industries, Inc.*	3,300	30,327
Macrovision Solutions Corp.(a)*	23,912	367,767
MasTec, Inc.*	19,900	264,471
Network Equipment Technologies, Inc.(a)*	5,600	19,152
Oplink Communications, Inc.*	4,500	54,315
Optical Cable Corp.*	374	1,552
Performance Technologies, Inc.*	2,500	10,950
SeaChange International, Inc.*	7,100	68,586
Smith Micro Software, Inc.(a)*	6,500	46,150
Sonus Networks, Inc.(a)*	121,400	349,632
SRS Labs, Inc.*	3,700	20,387
Tekelec(a)*	16,800	235,032
UTStarcom, Inc.(a)*	28,400	95,708
ViaSat, Inc.*	6,400	150,912
Vyyo, Inc.*	4,372	525
Williams Controls, Inc.*	1,500	19,320
Zhone Technologies, Inc.(a)*	26,383	5,013
		3,333,611
Computer Equipment — 1.8%
Adaptec, Inc.*	29,728	97,508
Adept Technology, Inc.*	1,000	8,740
Agilysys, Inc.(a)	7,576	76,442
Airspan Networks, Inc.(a)*	15,000	5,100
Astro-Med, Inc.	575	5,399
Bookham, Inc.(a)*	21,955	24,809

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Calamp Corp.*	5,925	$7,821
California Micro Devices Corp.*	5,100	15,249
Ciprico, Inc.(a)*	500	5
Cray, Inc.*	3,939	20,404
Dataram Corp.(a)	1,799	3,220
Dot Hill Systems Corp.*	12,700	28,575
Electronics for Imaging, Inc.*	13,600	189,448
Emulex Corp.*	20,500	218,735
Entorian Technologies, Inc.(a)*	21,300	13,206
Hauppauge Digital, Inc.*	2,400	2,784
Hurco Cos., Inc.(a)*	1,000	29,570
Hutchinson Technology, Inc.*	5,700	66,006
iGo, Inc.(a)*	8,363	8,865
Imation Corp.(a)	6,900	155,871
Immersion Corp.(a)*	6,700	38,994
Insight Enterprises, Inc.*	11,250	150,862
Integral Systems, Inc.*	4,000	83,080
Interphase Corp.(a)*	1,200	3,456
Isilon Systems, Inc.*	7,149	31,527
KEY Tronic Corp.*	1,700	3,876
Lasercard Corp.*	2,100	8,379
Maxwell Technologies, Inc.(a)*	4,300	57,362
Mentor Graphics Corp.*	27,600	313,260
Mercury Computer Systems, Inc.*	4,900	43,610
MTS Systems Corp.	4,400	185,240
NYFIX, Inc.(a)*	5,600	17,640
Palm, Inc.(a)	24,796	148,032
Quantum Corp.(a)*	64,800	68,040
RadiSys Corp.(a)*	9,800	84,280
Rimage Corp.*	4,700	65,612
Riverbed Technology, Inc.(a)*	8,600	107,672
SCM Microsystems, Inc.*	3,000	7,110
Semtech Corp.*	35,200	491,392
Sigma Designs, Inc.(a)*	11,000	156,420
Silicon Storage Technology, Inc.*	23,800	77,588
Soapstone Networks, Inc.*	2,900	9,715
Standard Microsystems Corp.*	5,200	129,896
STEC, Inc.(a)*	11,400	87,780
Stratasys, Inc.(a)*	4,700	82,109
Synaptics, Inc.(a)*	18,000	543,960
Transact Technologies, Inc.(a)*	1,515	12,059
Trident Microsystems, Inc.*	26,600	63,840
Virage Logic Corp.*	4,635	27,347
Whitney Holding Corp.(a)	15,575	377,694
		4,455,589
Computer Services — 1.8%
3D Systems Corp.(a)*	5,100	72,675
Analysts International Corp.*	4,500	5,040
Aspen Technology, Inc.*	22,500	285,750
Avocent Corp.*	14,736	301,499
Black Box Corp.	3,700	127,761
Catapult Communications Corp.*	3,361	16,167
Computer Programs & Systems, Inc.	2,300	66,585
Computer Task Group, Inc.*	3,700	24,050
COMSYS IT Partners, Inc.*	4,800	46,656
Dynamics Research Corp.*	2,200	16,896
eLoyalty Corp.*	1,512	7,560
Enliven Marketing Technologies Corp.(a)*	3,300	2,115
Extreme Networks, Inc.(a)*	28,600	96,382
Furmanite Corp.*	8,080	83,547
Goldleaf Financial Solutions, Inc.*	8,500	12,580
Intelligroup, Inc.(a)*	1,500	2,985
INX, Inc.*	400	2,716
Jack Henry & Associates, Inc.(a)	12,100	245,993
Manhattan Associates, Inc.*	12,000	268,080
NCI, Inc., Class A*	1,800	51,264
NETGEAR, Inc.*	16,800	252,000
NetScout Systems, Inc.*	8,185	87,088
Overland Storage, Inc.*	2,700	1,215
Perot Systems Corp., Class A*	24,695	428,458
Pomeroy Computer Resources, Inc.*	2,000	9,020
Rackable Systems, Inc.*	6,800	66,708
Radiant Systems, Inc.*	7,100	61,699
Rainmaker Systems, Inc.(a)*	5,900	13,275
Saba Software, Inc.(a)*	6,949	22,515
Safeguard Scientifics, Inc.(a)*	29,000	36,250
Sapient Corp.*	29,900	222,157
SI International, Inc.*	3,100	93,155
Sonic Foundry, Inc.(a)*	7,800	4,446
SRA International, Inc., Class A*	10,400	235,352
Sykes Enterprises, Inc.*	14,400	316,224
Syntel, Inc.(a)	14,400	352,800
TechTeam Global, Inc.*	1,700	12,614
Tier Technologies, Inc., Class B*	3,900	28,977
Tyler Technologies, Inc.*	18,200	276,094
Unisys Corp.*	39,200	107,800
Wind River Systems, Inc.(a)*	19,700	197,000
		4,561,148
Computer Software — 3.4%
3Com Corp.*	99,900	232,767
ACI Worldwide, Inc.(a)*	10,500	183,960
Actuate Corp.*	24,700	86,450
Advent Software, Inc.(a)*	6,800	239,564
American Software, Inc., Class A	6,800	37,060
ANSYS, Inc.*	1,161	43,967
Art Technology Group, Inc.*	31,900	112,288
Authentidate Holding Corp.(a)*	6,200	2,852
AXS-One, Inc.(a)*	6,500	1,170
Blackbaud, Inc.	10,600	195,570
Blackboard, Inc.*	7,201	290,128
Borland Software Corp.(a)*	16,800	25,704
Bottomline Technologies, Inc.*	6,100	63,440
BSQUARE Corp.*	2,300	8,234
Callidus Software, Inc.(a)*	6,600	26,136
Clarus Corp.*	1,900	9,785
Commvault Systems, Inc.*	5,900	71,095
Concurrent Computer Corp.(a)*	1,444	8,375
Convera Corp.(a)*	12,200	13,054
DivX, Inc.*	4,500	29,115
Double-Take Software Inc.*	2,600	25,870
Echelon Corp.(a)*	12,900	127,452
Emageon, Inc.(a)*	5,535	12,011
Epicor Software Corp.*	13,900	109,671
EPIQ Systems, Inc.(a)*	8,450	114,920
eResearch Technology, Inc.*	14,050	167,335
etrials Worldwide, Inc.(a)*	2,200	2,706
FalconStor Software, Inc.(a)*	14,350	76,916
Glu Mobile Inc.*	3,800	7,410
GSE Systems, Inc.(a)*	2,896	20,272
Guidance Software, Inc.*	4,600	21,574
Hypercom Corp.*	18,300	72,834
ImageWare Systems, Inc.(a)*	3,100	1,333
Informatica Corp.*	21,000	272,790
Innerworkings, Inc.(a)*	6,306	69,934
Interactive Intelligence, Inc.(a)*	4,000	36,080
Intermec, Inc.*	14,500	284,780
Interwoven, Inc.*	18,519	261,488
iPass, Inc.(a)*	14,400	31,104

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Software (Continued)
JDA Software Group, Inc.*	7,100	$107,991
L-1 Identity Solutions, Inc.(a)*	17,400	265,872
Lawson Software, Inc.*	47,000	329,000
Magma Design Automation, Inc.*	15,900	63,918
Mantech International Corp., Class A*	4,500	266,805
Midway Games, Inc.(a)*	21,900	51,903
MSC Software Corp.*	10,200	109,140
Omnicell, Inc.*	7,300	95,995
Omniture, Inc.(a)*	14,901	273,582
On2 Technologies, Inc.(a)*	26,000	8,840
Openwave Systems, Inc.*	24,533	30,421
OPNET Technologies, Inc.(a)*	10,000	121,800
Parametric Technology Corp.*	27,520	506,368
PDF Solutions, Inc.*	8,100	42,120
Pegasystems, Inc.	8,200	105,862
Pervasive Software, Inc.*	5,000	20,500
Phoenix Technology Ltd.*	6,950	55,531
PLATO Learning, Inc.*	5,000	14,200
Progress Software Corp.*	9,400	244,306
QAD, Inc.(a)	7,800	53,976
Quest Software, Inc.*	24,400	309,636
Secure Computing Corp.*	16,050	87,954
Simulations Plus, Inc.*	800	1,136
SPSS, Inc.*	4,532	133,060
SumTotal Systems Inc.*	7,800	31,902
SupportSoft, Inc.(a)*	12,600	37,800
SXC Health Solutions Corp.(a)*	1	15
Synchronoss Technologies, Inc.(a)*	7,100	66,811
Take-Two Interactive Software, Inc.*	16,800	275,520
Taleo Corp., Class A(a)*	5,800	115,362
TeleCommunication Systems, Inc., Class A(a)*	10,800	74,628
THQ, Inc.(a)*	11,550	139,062
TIBCO Software, Inc.*	58,500	428,220
Tradestation Group, Inc.*	20,400	190,740
Ulticom, Inc.*	8,240	53,560
Ultimate Software Group, Inc.(a)*	5,800	156,600
Unica Corp.(a)*	3,950	30,968
VeriFone Holdings, Inc.(a)*	7,500	124,050
Verint Systems, Inc.*	6,100	101,565
Wireless Ronin Technologies, Inc.(a)*	1,300	3,094
Wizzard Software Corp.*	4,800	5,520
		8,532,527
Computers — 0.0%
PAR Technology Corp.*	3,000	21,480

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	10,600	237,122
Huttig Building Products, Inc.*	4,850	10,137
U.S. Concrete, Inc.(a)*	10,200	45,594
		292,853
Consumer Products — 0.5%
Ascendia Brands, Inc.*	2,195	7
Blyth, Inc.	9,900	112,266
Central Garden & Pet Co.*	5,300	31,164
Central Garden & Pet Co., Class A(a)*	8,400	49,980
CSS Industries, Inc.	2,100	54,054
Cybex International, Inc.*	4,100	12,341
Jarden Corp.(a)*	15,343	359,793
Mace Security International, Inc.(a)*	3,200	4,032
Natural Alternatives International, Inc.*	1,000	7,050
Natural Health Trends Corp.(a)*	1,400	728
Prestige Brands Holdings, Inc.*	11,500	102,120
Russ Berrie & Co., Inc.*	4,000	30,680
Senomyx, Inc.*	7,000	31,710
Spectrum Brands, Inc.(a)*	12,200	16,958
The Scotts Co., Class A	7,700	182,028
Tupperware Corp.	11,100	306,693
Ultralife Batteries, Inc.(a)*	3,600	27,900
		1,329,504
Containers & Glass — 0.2%
Silgan Holdings, Inc.	7,902	403,713

Containers-Paper/Plastic — 0.2%
AEP Industries, Inc.(a)*	1,000	20,000
Constar International, Inc.(a)*	2,100	1,302
Rock-Tenn Co., Class A	9,600	383,808
		405,110
Cosmetics & Toiletries — 0.2%
Bare Escentuals, Inc.(a)*	11,900	129,353
CCA Industries, Inc.	556	3,002
Inter Parfums, Inc.(a)	7,050	95,598
Parlux Fragrances, Inc.*	5,787	29,745
Physicians Formula Holdings, Inc.*	1,300	7,735
Revlon, Inc., Class A(a)*	9,354	138,907
		404,340
Distribution/Wholesale — 1.3%
Beacon Roofing Supply, Inc.*	10,600	165,572
Bell Microproducts, Inc.(a)*	6,400	11,520
Bluelinx Holdings, Inc.(a)	7,200	38,088
Brightpoint, Inc.*	20,244	145,757
Building Materials Holding Corp.(a)	4,200	1,974
CLST Holdings, Inc.	2,200	506
Core-Mark Holding Co., Inc.(a)*	1,600	39,984
DEI Holdings, Inc.(a)*	1,269	1,269
Handleman Co.(a)*	3,500	6,125
Houston Wire & Cable Co.	4,100	70,397
InfoSonics Corp.(a)*	2,200	1,122
LKQ Corp.*	14,183	240,685
MWI Veterinary Supply, Inc.(a)*	2,800	110,012
Nash-Finch Co.(a)	2,000	86,240
Navarre Corp.(a)*	6,000	8,700
Owens & Minor, Inc.	9,700	470,450
Pool Corp.(a)	6,200	144,646
Reliv’ International, Inc.(a)	3,700	18,685
Rentrak Corp.*	1,900	26,277
ScanSource, Inc.(a)*	5,700	164,103
Spartan Stores, Inc.	4,734	117,782
Tech Data Corp.*	5,300	158,205
United Natural Foods, Inc.(a)*	10,300	257,397
United Stationers, Inc.*	6,400	306,112
Watsco, Inc.(a)	5,300	266,484
WESCO International, Inc.*	8,100	260,658
		3,118,750
Diversified Operations — 2.6%
Actuant Corp., Class A(a)	12,600	318,024
Acuity Brands, Inc.(a)	7,200	300,672
AMERCO*	4,600	192,878
Ameron International Corp.	2,000	143,300
AZZ, Inc.*	2,700	111,699
Barnes Group, Inc.(a)	12,600	254,772
Carlisle Cos., Inc.	6,600	197,802
Chase Corp.	700	8,750
Chemed Corp.	5,500	225,830
Compass Diversified Holdings	7,600	105,944
Cornell Companies, Inc.*	2,700	73,386
EnPro Industries, Inc.(a)*	4,700	174,652

	SHARES	VALUE
COMMON STOCKS (Continued)
Diversified Operations (Continued)
ESCO Technologies, Inc.*	5,700	$274,569
Esterline Technologies Corp.*	6,500	257,335
Federal Signal Corp.(a)	16,800	230,160
Griffon Corp.(a)*	10,869	98,036
Hawaiian Electric Industries, Inc.(a)	19,700	573,467
Koppers Holdings, Inc.	4,400	164,604
Lancaster Colony Corp.	7,600	286,216
Lydall, Inc.*	2,900	27,927
Mathews International Corp., Class A	7,000	355,180
Myers Industries, Inc.	6,987	88,106
NACCO Industries, Inc., Class A	1,000	94,520
Odyssey Marine Exploration, Inc.(a)*	11,350	51,529
Park-Ohio Holdings Corp.*	2,900	51,881
PICO Holdings, Inc.(a)*	5,100	183,141
Raven Industries, Inc.(a)	3,600	141,660
Sensient Technologies Corp.	11,300	317,869
Smart Balance, Inc.(a)*	7,700	50,512
Standex International Corp.	2,700	74,925
Sturm, Ruger & Co., Inc.(a)*	6,700	46,498
Tredegar Corp.	8,700	154,773
Universal Corp.(a)	6,000	294,540
Vector Group Ltd.(a)	15,156	267,650
Volt Information Sciences, Inc.*	5,549	49,830
VSE Corp.	850	28,670
Zoltek Cos., Inc.(a)*	7,800	133,458
		6,404,765
Education — 0.6%
Capella Education Co.*	1,500	64,290
Career Education Corp.*	11,600	189,660
Corinthian Colleges, Inc.(a)*	28,700	430,500
Learning Tree International, Inc.(a)*	3,900	48,555
Lincoln Educational Services*	5,874	77,713
Renaissance Learning, Inc.(a)	7,022	91,216
Scientific Learning Corp.*	6,000	19,800
The Geo Group, Inc.*	12,100	244,541
The Princeton Review, Inc.(a)*	13,700	109,600
Universal Technical Institute, Inc.(a)*	5,900	100,654
		1,376,529
Electric Utilities — 0.3%
ALLETE, Inc.	7,400	329,300
Pike Electric Corp.*	7,600	111,948
Portland General Electric Co.	17,500	414,050
		855,298
Electrical Equipment — 1.0%
A.O. Smith Corp.	5,400	211,626
Active Power, Inc.*	11,580	6,832
ADDvantage Technologies Group, Inc.(a)*	2,400	6,456
Advanced Energy Industries, Inc.*	10,800	147,744
Avid Technology, Inc.(a)*	9,895	238,074
Axcelis Technologies, Inc.*	24,400	41,480
Axsys Technologies, Inc.*	2,200	129,668
C&D Technologies, Inc.(a)*	7,300	41,464
Cascade Microtech, Inc.*	2,800	11,844
Checkpoint Systems, Inc.*	10,900	205,138
Cohu, Inc.	5,500	87,010
Coleman Cable Inc.(a)*	1,800	18,054
CyberOptics Corp.*	1,700	16,031
Distributed Energy Systems Corp.(a)*	8,100	121
Franklin Electric Co., Inc.(a)	5,300	236,115
GrafTech International Ltd.*	20,260	306,129
Hi-Shear Technology Corp.(a)	1,500	14,250
Ibis Technology Corp.(a)*	1,700	85
Insteel Industries, Inc.(a)	4,000	54,360
Littelfuse, Inc.*	4,965	147,609
Meade Instruments Corp.(a)*	3,300	825
Measurement Specialties, Inc.*	1,500	26,160
Photon Dynamics, Inc.*	3,600	55,260
Power Integrations, Inc.(a)*	6,500	156,650
Power-One, Inc.(a)*	19,262	27,930
Research Frontiers, Inc.(a)*	2,600	10,712
Rogers Corp.*	3,900	144,222
Technology Research Corp.(a)	800	1,880
Veeco Instruments, Inc.(a)*	6,900	102,189
Vicor Corp.(a)	7,100	63,048
		2,508,966
Electronics — 5.6%
Actel Corp.*	5,500	68,640
Advanced Analogic Technologies, Inc.*	10,700	49,755
Advanced Photonix, Inc.(a)*	3,300	5,709
Aehr Test Systems(a)*	1,200	4,452
Aetrium, Inc.*	2,200	6,578
Alliance Semiconductor Corp.	3,550	2,662
American Reprographics Co.*	10,500	181,125
American Superconductor Corp.(a)*	16,500	388,905
Amkor Technology, Inc.*	21,900	139,503
Analogic Corp.	3,200	159,232
Applied Energetics, Inc.(a)*	34,000	28,900
Applied Micro Circuits Corp.*	26,375	157,722
Arotech Corp.(a)*	2,757	3,033
Asyst Technologies, Inc.*	11,300	27,120
Atari, Inc.(a)*	2,300	3,818
Atmel Corp.*	48,800	165,432
ATMI, Inc.*	7,700	138,446
Audiovox Corp., Class A(a)*	3,800	35,606
AVX Corp.(a)	20,500	208,895
AXT, Inc.*	12,400	23,312
Badger Meter, Inc.	3,000	140,850
Bel Fuse, Inc., Class B	2,090	59,502
Belden, Inc.	14,500	460,955
Benchmark Electronics, Inc.*	18,185	256,045
Brooks Automation, Inc.*	17,374	145,247
BTU International, Inc.*	2,100	18,480
Capstone Turbine Corp.(a)*	20,500	26,445
Catalyst Semiconductor, Inc.*	4,100	18,409
Cavium Networks, Inc.(a)*	4,900	68,992
CEVA, Inc.(a)*	4,175	34,652
Cirrus Logic, Inc.*	21,400	116,630
Coherent, Inc.(a)*	6,900	245,295
Conexant Systems, Inc.*	4,443	17,816
CTS Corp.	6,500	83,070
Cubic Corp.	6,700	164,753
Cymer, Inc.(a)*	8,200	207,706
Daktronics, Inc.(a)	11,500	191,590
Digital Theater Systems, Inc.(a)*	3,700	102,971
Diodes, Inc.(a)*	9,450	174,352
DSP Group, Inc.*	6,800	52,020
Eagle Test Systems, Inc.(a)*	5,500	84,205
Electro Scientific Industries, Inc.*	6,980	99,256
Electroglas, Inc.(a)*	6,400	7,296
EMCORE Corp.(a)*	25,100	123,994
Emerson Radio Corp.(a)*	6,200	5,580
EnerSys*	14,800	291,708
Entegris, Inc.*	37,474	181,374
Exar Corp.(a)*	11,669	89,385
Fairchild Semiconductor International, Inc.*	23,600	209,804
FARO Technologies, Inc.(a)*	3,250	66,202
FormFactor, Inc.(a)*	10,700	186,394

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
Frequency Electronics, Inc.	1,400	$5,838
GSI Technology Inc.*	2,998	10,703
Henry Bros. Electronics, Inc.(a)*	300	1,773
hi/fn, Inc.(a)*	4,900	15,680
Hittite Microwave Corp.(a)*	6,700	225,120
II-VI, Inc.*	15,100	583,766
Ikanos Communications*	7,500	14,850
InFocus Corp.*	8,400	12,348
Innovex, Inc.*	3,612	1,120
Integrated Device Technology, Inc.*	22,100	171,938
Integrated Silicon Solution, Inc.*	5,884	13,592
Interlink Electronics, Inc.*	2,600	1,144
International Rectifier Corp.*	6,500	123,630
inTEST Corp.(a)*	1,700	1,785
IntriCon Corp.*	1,000	3,940
IPG Photonics Corp.*	6,239	121,723
Iteris, Inc.(a)*	7,798	13,101
IXYS Corp.*	7,900	71,811
Keithley Instruments, Inc.	3,500	29,295
KEMET Corp.(a)*	16,500	22,440
Kopin Corp.(a)*	22,200	69,264
LaBarge, Inc.*	3,700	55,722
Lattice Semiconductor Corp.*	34,159	70,368
Leadis Technology, Inc.*	4,963	3,623
LeCroy Corp.(a)*	2,785	21,417
Logicvision, Inc.(a)*	1,120	1,109
LSI Industries, Inc.	5,200	43,004
LTX-Credence Corp.(a)*	44,668	77,722
MagneTek, Inc.(a)*	12,300	49,815
Mattson Technology, Inc.*	26,600	125,818
Mechanical Technology Inc.(a)*	700	1,260
Merix Corp.(a)*	3,900	4,992
Methode Electronics, Inc., Class A	8,200	73,308
Micrel, Inc.	18,600	168,702
Microsemi Corp.(a)*	18,591	473,699
Microtune, Inc.*	24,800	66,464
Mindspeed Technologies Inc.(a)*	6,180	14,708
MIPS Technologies, Inc., Class A*	21,100	74,061
MKS Instruments, Inc.*	13,700	272,767
Monolithic Power Systems, Inc.*	7,900	137,223
MoSys, Inc.(a)*	7,600	32,224
Multi-Fineline Electronix, Inc.(a)*	6,500	96,135
Nanometrics, Inc.*	4,500	9,495
Napco Security Systems, Inc.*	4,850	14,210
NeoMagic Corp.*	3,000	84
Netlogic Microsystems, Inc.(a)*	9,500	287,280
Newport Corp.*	8,200	88,396
Nu Horizons Electronics Corp.*	4,000	16,000
OmniVision Technologies, Inc.*	12,600	143,766
OSI Systems, Inc.(a)*	3,300	77,583
Park Electrochemical Corp.	4,000	96,960
Pericom Semiconductor Corp.*	5,500	57,750
Photronics, Inc.*	9,100	17,108
Pixelworks, Inc.(a)*	1,133	1,530
Planar Systems, Inc.*	3,879	9,853
PLX Technology, Inc.*	6,900	35,328
PMC-Sierra, Inc.*	51,000	378,420
QuickLogic Corp.(a)*	10,100	10,504
Rambus, Inc.(a)*	19,700	253,145
Ramtron International Corp.*	10,700	29,425
REMEC, Inc.	4,693	3,003
RF Monolithics, Inc.(a)*	1,600	1,264
Richardson Electronics Ltd.	2,700	16,740
Rudolph Technologies, Inc.*	6,058	50,766
Sanmina-SCI Corp.*	110,100	154,140
Silicon Image, Inc.(a)*	18,800	100,392
Silicon Laboratories, Inc.*	10,550	323,885
SiRF Technology Holdings, Inc.(a)*	13,200	19,668
Skyworks Solutions, Inc.(a)*	78,500	656,260
Sonic Solutions(a)*	6,000	26,400
Sparton Corp.*	500	1,255
Spectrum Control, Inc.*	2,800	20,916
Spire Corp.(a)*	1,100	15,631
Stoneridge, Inc.(a)*	4,600	51,750
Supertex, Inc.(a)*	3,300	92,928
Syntax Brillian Corp.(a)*	20,475	61
Sypris Solutions, Inc.	4,000	6,440
Taser International, Inc.(a)*	14,900	106,535
Technitrol, Inc.	9,000	133,110
Techwell, Inc.*	5,000	47,150
Teradyne, Inc.*	18,900	147,609
Tessera Technologies, Inc.*	11,500	187,910
TranSwitch Corp.(a)*	20,300	10,962
TriQuint Semiconductor, Inc.*	33,400	159,986
Ultimate Electronics, Inc.(b)(c)*	1,600	0
Ultra Clean Holdings, Inc.*	5,100	25,704
Ultratech Stepper, Inc.*	5,600	67,760
Universal Display Corp.(a)*	8,000	87,680
Universal Electronics, Inc.*	3,100	77,438
UQM Technologies, Inc.(a)*	5,620	16,017
Vicon Industries, Inc.*	1,000	5,150
Video Display Corp.(a)*	1,990	16,955
Vishay Intertechnology, Inc.*	44,200	292,604
Vitesse Semiconductor Corp.*	14,200	7,668
Volterra Semiconductor Corp.*	5,300	67,469
Wells-Gardner Electronics Corp.(a)*	1,620	1,669
White Electronic Designs Corp.*	5,200	26,000
Wireless Xcessories Group, Inc.(a)*	958	958
ZiLog, Inc.*	3,100	9,951
Zoran Corp.(a)*	11,861	96,786
Zygo Corp.*	3,600	45,288
		13,815,520
Energy — 0.3%
Argan, Inc.(a)*	1,074	16,626
Aventine Renewable Energy Holdings, Inc.(a)*	4,800	15,168
Ener1, Inc.(a)*	12,900	100,749
Environmental Power Corp.(a)*	2,136	4,699
Evergreen Energy, Inc.(a)*	15,800	14,852
Evergreen Solar, Inc.(a)*	26,600	146,832
Hoku Scientific, Inc.(a)*	2,000	11,720
Pacific Ethanol, Inc.(a)*	8,100	11,259
Plug Power, Inc.(a)*	21,163	20,951
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	13,158
Syntroleum Corp.(a)*	15,000	16,350
Teton Energy Corp.*	3,200	9,920
VeraSun Energy Corp.(a)*	21,400	66,982
Verenium Corp.(a)*	15,100	14,194
Watts Industries, Inc., Class A(a)	7,500	205,125
		668,585
Environmental Services — 0.5%
Basin Water, Inc.(a)*	4,400	8,096
Calgon Carbon Corp.(a)*	9,200	187,312
CECO Environmental Corp.(a)*	5,200	20,592
Flanders Corp.(a)*	7,205	45,392
Fuel Tech, Inc.(a)*	2,700	48,843
Headwaters, Inc.(a)*	9,300	124,155
Met-Pro Corp.(a)	4,417	64,444

	SHARES	VALUE
COMMON STOCKS (Continued)
Environmental Services (Continued)
Mine Safety Appliances Co.(a)	8,300	$316,396
Rollins, Inc.	23,550	446,979
		1,262,209
Facility Services — 0.1%
ABM Industries, Inc.	11,898	259,852

Financial Services — 2.9%
Advanta Corp., Class A	3,433	16,925
Advanta Corp., Class B(a)	6,950	57,198
AmeriCredit Corp.(a)*	27,400	277,562
AmeriServ Financial, Inc.(a)*	4,400	10,384
Arrow Financial Corp.(a)	2,330	68,525
Asset Acceptance Capital Corp.(a)*	7,400	77,996
ASTA Funding, Inc.(a)	2,600	18,226
Bankrate, Inc.(a)*	4,000	155,640
BFC Financial Corp.*	4,732	2,603
BGC Partners, Inc., Class A(a)	13,100	56,199
Broadpoint Securities Group, Inc.(a)	11,247	32,616
Cash America International, Inc.	7,400	266,696
Citizens Banking Corp.(a)	17,060	52,545
Citizens South Banking Corp.(a)	1,200	8,436
City Holding Co.	7,900	333,775
CoBiz, Inc.(a)	6,875	82,569
Cohen & Steers, Inc.(a)	11,600	328,628
CompuCredit Corp.(a)*	11,400	44,688
Consumer Portfolio Services, Inc.*	10,500	24,150
Cowen Group, Inc.(a)*	2,900	24,795
Delta Financial Corp.(a)*	6,000	36
Dollar Financial Corp.(a)*	8,600	132,354
E*Trade Financial Corp.(a)*	62,600	175,280
Encore Capital Group, Inc.*	8,300	113,710
FCStone Group Inc.(a)*	3,300	59,367
Federal Agricultural Mortgage Corp., Class C(a)	1,400	5,740
Financial Federal Corp.(a)	5,700	130,644
First Commonwealth Financial Corp.(a)	18,400	247,848
FirstCity Financial Corp.*	2,100	11,193
Franklin Credit Management Corp.(a)*	1,900	836
GAMCO Investors, Inc., Class A(a)	1,800	106,740
Greenhill & Co., Inc.(a)	6,800	501,500
Harris & Harris Group, Inc.(a)*	3,400	21,692
Hercules Technology Growth Capital, Inc.	6,320	61,304
HF Financial Corp.	110	1,567
IMPATH Bankruptcy Liquidating Trust, Class A(a)	1,700	408
International Assets Holding Corp.(a)*	1,000	24,110
Investment Technology Group, Inc.*	10,200	310,386
Irwin Financial Corp.(a)	6,200	24,490
Jackson Hewitt Tax Service, Inc.	7,100	108,914
Jesup & Lamont, Inc.(a)*	1,872	1,591
KBW Inc.(a)*	4,700	154,818
Knight Capital Group, Inc., Class A*	25,100	372,986
LaBranche & Co., Inc.*	8,500	38,250
MarketAxess Holdings, Inc.*	7,100	57,297
MCG Capital Corp.	14,400	37,728
MicroFinancial, Inc.	400	1,588
National Financial Partners Corp.(a)	5,600	84,000
Nelnet, Inc., Class A(a)	9,000	127,800
NewStar Financial, Inc.(a)*	4,600	37,214
Nexity Financial Corp.(a)*	1,300	2,093
Ocwen Financial Corp.(a)*	18,400	148,120
optionsXpress Holdings, Inc.(a)	14,500	281,590
Patriot Capital Funding, Inc.	71	452
Penson Worldwide, Inc.*	2,800	38,836
Piper Jaffray Cos., Inc.*	3,100	134,075
Portfolio Recovery Associates, Inc.(a)*	3,000	145,890
PRG-Schultz International, Inc.*	2,600	23,296
QC Holdings, Inc.(a)	4,300	29,412
Resource America, Inc.	3,800	36,100
Sanders Morris Harris Group, Inc.(a)	7,700	66,605
Stifel Financial Corp.*	5,347	266,815
Susquehanna Bancshares, Inc.(a)	18,663	364,302
SWS Group, Inc.	5,901	118,964
The South Financial Group, Inc.(a)	17,500	128,275
Thomas Weisel Partners Group, Inc.*	5,200	43,836
Track Data Corp.(a)*	1,200	1,920
United PanAm Financial Corp.(a)*	3,692	13,587
Westwood Holdings Group, Inc.	258	12,229
World Acceptance Corp.(a)*	9,300	334,800
		7,082,744
Food & Beverages — 1.5%
American Italian Pasta Co., Class A(a)*	4,800	79,680
American States Water Co.	3,550	136,675
B&G Foods Inc., Class A	4,800	34,320
Cal-Maine Foods, Inc.(a)	5,100	139,944
Caribou Coffee Co., Inc.(a)*	4,438	9,941
Chiquita Brands International, Inc.(a)*	10,600	167,586
Coffee Holding Co., Inc.(a)	600	1,404
Craft Brewers Alliance Inc.(a)*	1,056	3,833
Cuisine Solutions, Inc.*	4,000	9,840
Del Monte Foods Co.	48,200	375,960
Diamond Foods, Inc.	3,800	106,514
Diedrich Coffee, Inc.(a)*	1,149	2,229
Farmer Brothers Co.(a)	3,200	79,584
Flowers Foods, Inc.(a)	1,368	40,164
Green Mountian Coffee, Inc.(a)*	4,800	188,832
Hain Celestial Group, Inc.(a)*	9,079	249,945
HQ Sustainable Maritime Industries, Inc.(a)*	2,778	14,057
Imperial Sugar Co.(a)	2,200	29,788
J & J Snack Foods Corp.	4,500	152,595
John B. Sanfilippo & Son, Inc.*	2,650	22,658
Lance, Inc.(a)	7,100	161,099
Lifeway Foods, Inc.(a)*	4,900	57,330
M&F Worldwide Corp.(a)*	4,500	180,000
Maui Land & Pineapple Co., Inc.(a)*	2,500	68,725
MGP Ingredients, Inc.	3,400	9,656
Monterey Pasta Co.*	3,300	6,435
National Beverage Corp.*	10,920	96,860
Overhill Farms, Inc.*	1,600	8,240
Panera Bread Co., Class A(a)*	7,100	361,390
Peet’s Coffee & Tea, Inc.*	2,900	80,968
Pilgrim’s Pride Corp.(a)	7,300	18,177
Ralcorp Holdings, Inc.*	199	13,415
Reddy Ice Holdings, Inc.(a)	4,800	17,520
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	11,479
Sanderson Farms, Inc.(a)	4,800	176,352
Scheid Vineyards, Inc., Class A*	20	635
Tasty Baking Co.	800	3,304
The Boston Beer Co., Inc., Class A*	2,400	113,976
Tootsie Roll Industries, Inc.(a)	8,240	238,218
TreeHouse Foods, Inc.(a)*	7,400	219,780
Winn-Dixie Stores, Inc.(a)*	10,200	141,780
		3,830,888
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	9,400	76,986
Caraustar Industries, Inc.*	5,900	8,850
Chesapeake Corp.*	3,900	2,613

	SHARES	VALUE
COMMON STOCKS (Continued)
Forest & Paper Products (Continued)
Deltic Timber Corp.(a)	2,900	$184,556
P.H. Glatfelter Co.	8,400	113,736
Schweitzer-Mauduit International, Inc.	3,100	58,869
Universal Forest Products, Inc.(a)	4,200	146,622
Wausau-Mosinee Paper Corp.	11,200	113,456
		705,688
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	13,650
Stewart Enterprises, Inc., Class A(a)	20,200	158,772
		172,422
Health Care - Biotechnology — 3.1%
Accentia Biopharmaceuticals, Inc.(a)*	8,593	4,726
Acorda Therapeutics Inc.(a)*	3,600	85,860
Affymax, Inc.*	1,200	23,820
Affymetrix, Inc.(a)*	17,151	132,749
Altus Pharmaceuticals Inc.*	3,700	4,107
AMAG Pharmaceuticals, Inc.(a)*	3,900	151,047
Anesiva, Inc.(a)*	6,327	9,491
Antigenics, Inc.(a)*	11,500	18,170
Arena Pharmaceuticals, Inc.(a)*	14,700	73,500
ArQule, Inc.(a)*	10,250	33,005
AtheroGenics, Inc.(a)*	11,917	4,171
Avigen, Inc.(a)*	6,659	26,636
BioCryst Pharmaceuticals, Inc.(a)*	9,500	29,830
BioSante Pharmaceuticals, Inc.(a)*	6,696	32,743
BioSphere Medical, Inc.(a)*	4,000	14,000
Cambrex Corp.*	6,400	39,360
Celera Corp.*	83,301	1,287,000
Cell Genesys, Inc.(a)*	17,500	10,325
Cell Therapeutics, Inc.(a)*	930	670
Cleveland Biolabs, Inc.(a)*	1,100	4,587
CombiMatrix Corp.(a)*	502	7,470
Conceptus, Inc.(a)*	6,800	112,744
Cryolife, Inc.*	6,600	86,592
CuraGen Corp.(a)*	14,150	11,320
Curis, Inc.(a)*	9,600	11,136
CV Therapeutics, Inc.*	14,200	153,360
Cytokinetics, Inc.*	8,200	38,868
Cytomedix, Inc.*	6,100	4,270
Cytori Therapeutics, Inc.(a)*	5,200	27,456
Discovery Laboratories, Inc.(a)*	20,272	37,909
Dyadic International, Inc.(a)*	3,400	476
Dyax Corp.(a)*	28,500	125,400
Emisphere Technologies, Inc.(a)*	7,244	14,343
EntreMed, Inc.(a)*	8,900	3,293
Enzo Biochem, Inc.*	8,067	88,576
Enzon, Inc.(a)*	19,800	146,124
Exact Sciences Corp.(a)*	6,143	5,590
Exelixis, Inc.(a)*	25,100	152,608
Favrille, Inc.(a)*	7,761	124
Genitope Corp.(a)*	5,224	73
Genomic Health, Inc.(a)*	6,600	149,490
GenVec, Inc.(a)*	17,600	21,296
Geron Corp.(a)*	17,500	69,125
GTC Biotherapeutics, Inc.(a)*	1,800	632
GTx, Inc.(a)*	7,700	146,454
Hana Biosciences, Inc.*	6,000	3,600
Harvard Bioscience, Inc.*	7,281	33,857
Hemispherx Biopharma, Inc.(a)*	13,100	4,716
Idera Pharmaceuticals, Inc.(a)*	5,100	71,757
IDM Pharma, Inc.(a)*	4,300	9,589
Immunomedics, Inc.(a)*	29,900	53,222
Incyte Corp.(a)*	25,500	195,075
Inhibitex, Inc.*	1,700	629
Inovio Biomedical Corp.*	17,600	10,560
Integra LifeSciences Holdings(a)*	6,200	272,986
InterMune, Inc.(a)*	9,326	159,568
Introgen Therapeutics, Inc.(a)*	10,500	7,140
Isolagen, Inc.(a)*	7,600	5,776
Keryx Biopharmaceuticals, Inc.*	15,400	5,390
Lexicon Genetics, Inc.(a)*	49,998	88,996
Lipid Sciences, Inc.(a)*	4,200	588
Martek Biosciences Corp.(a)*	11,900	373,898
Maxygen, Inc.(a)*	7,930	33,544
MDRNA Inc.(a)*	6,100	2,379
Medarex, Inc.*	28,600	185,042
Medivation, Inc.(a)*	6,300	166,698
Micromet, Inc.(a)*	6,866	30,416
Molecular Insight Pharmaceuticals, Inc.(a)*	2,700	20,736
Momenta Pharmaceuticals, Inc.*	5,500	72,105
Monogram Biosciences, Inc.(a)*	24,020	18,255
Nabi Biopharmaceuticals*	28,400	132,344
Nanogen, Inc.(a)*	8,100	2,187
Neose Technologies, Inc.*	11,959	3,827
Northfield Laboratories, Inc.(a)*	5,600	1,568
Novacea, Inc.(a)*	3,500	5,390
Novavax, Inc.(a)*	16,174	46,905
Nuvelo, Inc.*	16,856	7,417
Omrix Biopharmaceuticals, Inc.(a)*	3,900	69,966
OncoGenex Pharmaceutical Inc.(a)*	15	54
Optimer Pharmaceuticals Inc.(a)*	3,522	28,000
Orchid Cellmark, Inc.(a)*	10,550	31,122
Oscient Pharmaceuticals Corp.(a)*	3,125	3,438
PDL BioPharma Inc.	19,900	185,269
Progenics Pharmaceuticals, Inc.(a)*	6,500	86,515
Questcor Pharmaceuticals, Inc.(a)*	18,300	134,505
Regeneron Pharmaceuticals, Inc.(a)*	21,900	478,077
RegeneRx Biopharmaceuticals, Inc.*	10,200	11,271
Repligen Corp.(a)*	11,100	52,281
Sangamo BioSciences, Inc.(a)*	9,550	73,535
Savient Pharmaceuticals, Inc.*	12,400	184,884
Seattle Genetics, Inc.(a)*	18,605	199,073
Sequenom, Inc.(a)*	13,133	349,600
StemCells, Inc.(a)*	17,100	17,613
Strategic Diagnostics, Inc.*	7,150	11,583
Telik, Inc.(a)*	15,600	10,296
Tercica, Inc.*	11,500	102,810
The Medicines Co.(a)*	12,600	292,572
Threshold Pharmaceuticals Inc.(a)*	2,032	2,642
Titan Pharmaceuticals, Inc.*	8,200	1,804
Torreypines Therapeutics, Inc.(a)*	2,500	1,225
Trimeris, Inc.(a)	10,097	39,580
Vanda Pharmaceuticals, Inc.(a)*	4,400	4,312
Vical, Inc.(a)*	9,000	19,710
		7,818,423
Health Care - Drugs — 3.2%
Acadia Pharmaceuticals, Inc.(a)*	8,300	22,244
Accelrys, Inc.*	7,800	42,822
Achillion Pharmaceuticals, Inc.(a)*	600	780
Acusphere, Inc.*	6,800	2,380
Adolor Corp.*	10,556	36,418
Advanced Life Sciences Holdings, Inc.(a)*	14,000	11,340
ADVENTRX Pharmaceuticals, Inc.*	16,724	3,178
Alexza Pharmaceuticals, Inc.(a)*	7,600	37,544
Alkermes, Inc.*	25,400	337,820
Allion Healthcare, Inc.*	4,600	27,370
Allos Therapeutics, Inc.(a)*	20,200	149,682
Alnylam Pharmaceuticals, Inc.(a)*	8,900	257,655

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Alpharma, Inc., Class A(a)*	10,400	$383,656
Anadys Pharmaceuticals Inc.*	4,500	11,925
Anika Therapeutics, Inc.(a)*	2,000	14,460
AP Pharma, Inc.(a)*	425	319
Ardea Biosciences, Inc.*	733	10,137
ARIAD Pharmaceuticals, Inc.(a)*	15,950	39,396
Array BioPharma, Inc.(a)*	15,600	119,808
Auxilium Pharmaceuticals, Inc.(a)*	9,600	311,040
AVANIR Pharmaceuticals*	13,075	7,584
Cadence Pharmaceuticals, Inc.(a)*	4,600	40,848
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	96,327
Combinatorx, Inc.(a)*	11,081	35,792
Corcept Therapeutics, Inc.(a)*	4,500	5,805
Cortex Pharmaceuticals, Inc.(a)*	6,000	4,740
CPEX Pharmaceuticals Inc.(a)*	490	9,188
Critical Therapeutics, Inc.(a)*	9,500	1,805
Cubist Pharmaceuticals, Inc.(a)*	13,200	293,436
Dendreon Corp.(a)*	20,300	115,913
Durect Corp.*	17,400	97,440
DUSA Pharmaceuticals, Inc.(a)*	4,150	4,773
Dynavax Technologies Corp.(a)*	9,900	14,355
Elite Pharmaceuticals, Inc., Class A(a)*	4,800	816
Emergent Biosolutions, Inc.*	4,300	56,287
Evotec AG, ADR(a)*	4,250	12,113
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	26,298
iBioPharma Inc.(a)*	2,200	2,200
Icagen, Inc.(a)*	300	297
Idenix Pharmaceuticals, Inc.(a)*	13,500	97,605
Immtech International, Inc.*	3,000	1,800
ImmunoGen, Inc.(a)*	13,662	67,080
Impax Laboratories, Inc.(a) (c)*	10,500	84,000
Indevus Pharmaceuticals, Inc.(a)*	25,506	85,445
Infinity Pharmaceuticals, Inc.(a)*	6,050	46,887
Inspire Pharmaceuticals, Inc.(a)*	12,450	44,446
Integrated Biopharma, Inc.(a)*	2,200	1,540
Interpharm Holdings, Inc.(a)*	2,000	56
Isis Pharmaceuticals, Inc.(a)*	20,900	353,001
Ista Pharmaceuticals, Inc.(a)*	10,950	17,410
Javelin Pharmaceuticals, Inc.(a)*	11,000	28,600
K-V Pharmaceutical Co., Class A(a)*	8,500	193,035
K-V Pharmaceutical Co., Class B*	700	15,904
Lannett Co., Inc.(a)*	4,650	10,695
Ligand Pharmaceuticals, Inc., Class B(a)*	22,700	66,965
MannKind Corp.(a)*	24,256	93,628
Medicis Pharmaceutical Corp., Class A(a)	13,500	201,285
Memory Pharmaceuticals, Corp.(a)*	13,200	2,640
Metabasis Therapeutics, Inc.(a)*	8,450	9,549
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	20,209
NeoPharm, Inc.(a)*	6,399	1,410
Neurocrine Biosciences, Inc.*	14,500	68,005
Neurogen Corp.(a)*	10,050	2,411
NitroMed, Inc.(a)*	8,700	4,002
NPS Pharmaceuticals, Inc.*	14,327	102,295
Oculus Innovative Sciences, Inc.(a)*	2,347	4,483
Omega Protein Corp.*	5,797	68,173
Onyx Pharmaceuticals, Inc.*	11,590	419,326
Ore Pharmaceuticals, Inc.(a)*	1,040	811
OXiGENE, Inc.(a)*	6,800	7,548
Pain Therapeutics, Inc.(a)*	19,800	193,446
Panacos Pharmaceuticals, Inc.*	15,800	4,740
Par Pharmaceutical Cos., Inc.(a)*	7,900	97,091
Penwest Pharmaceuticals Co.(a)*	4,800	9,888
PetMed Express, Inc.(a)*	8,500	133,450
Pharmacopeia Drug Discovery, Inc.(a)*	1,800	2,682
PharMerica Corp.*	3,440	77,366
Pipex Pharmaceuticals, Inc.*	3,400	1,870
Poniard Pharmaceuticals, Inc.*	2,900	12,383
POZEN, Inc.(a)*	10,900	114,559
Repros Therapeutics, Inc.(a)*	2,800	19,908
Rigel Pharmaceuticals, Inc.*	7,450	173,957
Salix Pharmaceuticals Ltd.(a)*	11,000	70,510
Santarus, Inc.*	16,900	34,307
SciClone Pharmaceuticals, Inc.(a)*	15,200	17,176
Sciele Pharma, Inc.	15,300	471,087
SCOLR Pharma, Inc.(a)*	4,800	3,840
Somaxon Pharmaceuticals, Inc.(a)*	3,500	11,025
Spectrum Pharmaceuticals, Inc.*	12,000	16,920
Star Scientific, Inc.(a)*	20,050	71,378
Sunesis Pharmaceuticals, Inc.(a)*	1,479	1,405
Super-Gen, Inc.*	17,300	24,566
Synta Pharmaceuticals Corp.(a)*	3,000	22,860
Targacept, Inc.*	3,194	18,557
The Quigley Corp.(a)*	3,100	15,872
Theravance, Inc.(a)*	6,200	77,252
Valeant Pharmaceuticals International(a)*	21,900	448,293
VaxGen, Inc.*	800	520
ViroPharma, Inc.(a)*	25,800	338,496
VIVUS, Inc.(a)*	26,500	210,410
Xenoport, Inc.*	5,200	252,148
Zymogenetics, Inc.(a)*	32,100	213,786
		7,927,983
Health Care - Products — 4.5%
Abaxis, Inc.(a)*	5,400	106,380
ABIOMED, Inc.(a)*	8,100	143,775
Accuray Inc.*	6,200	50,034
Advanced Medical Optics, Inc.*	12,100	215,138
Akorn, Inc.(a)*	22,000	112,860
Align Technology, Inc.(a)*	17,000	184,110
Alphatec Holdings, Inc.(a)*	12,623	58,066
AMDL, Inc.(a)*	3,000	5,760
American Medical Systems Holdings, Inc.(a)*	18,000	319,680
AMICAS, Inc.(a)*	14,050	33,720
Arcadia Resources, Inc.(a)*	21,800	4,796
Arrhythmia Research Technology, Inc.(a)*	200	660
ArthroCare Corp.(a)*	6,900	191,268
Aspect Medical Systems, Inc.(a)*	5,400	28,080
AtriCure, Inc.*	2,740	27,455
ATS Medical, Inc.(a)*	7,800	22,542
AVANT Immunotherapeutics, Inc.(a)*	1,291	15,014
AVI BioPharma, Inc.(a)*	12,900	15,609
BioLase Technology, Inc.(a)*	5,500	10,395
BioMimetic Therapeutics, Inc.(a)*	4,400	48,664
BSD Medical Corp.(a)*	5,064	25,573
Caliper Life Sciences, Inc.(a)*	11,721	32,819
Candela Corp.*	11,000	26,950
Cantel Medical Corp.*	3,950	37,999
Cardiac Science Corp.*	8,096	83,875
Cardica, Inc.(a)*	1,400	11,396
CardioDynamics International Corp.(a)*	671	973
CardioTech International, Inc.*	3,700	1,628
CAS Medical Systems, Inc.(a)*	2,529	10,116
Cerus Corp.*	8,900	36,757
Clinical Data, Inc.*	5,273	84,790
Columbia Laboratories, Inc.(a)*	12,900	33,798
CONMED Corp.*	7,150	228,800
Cyberonics, Inc.(a)*	5,700	96,900

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Cyclacel Pharmaceuticals, Inc.(a)*	7,400	$8,140
Cynosure, Inc., Class A*	1,100	19,734
Cypress Bioscience, Inc.(a)*	9,300	68,355
Datascope Corp.	3,400	175,542
DepoMed, Inc.*	17,600	64,240
Dexcom, Inc.*	7,650	47,354
Digirad Corp.(a)*	4,642	5,385
Eclipsys Corp.(a)*	8,000	167,600
Endocare, Inc.(a)*	666	999
Endologix, Inc.(a)*	21,000	42,630
Epicept Corp.(a)*	673	619
EPIX Pharmaceuticals, Inc.(a)*	8,586	8,844
Exactech, Inc.*	2,535	56,378
Haemonetics Corp.*	6,100	376,492
Halozyme Therapeutics, Inc.(a)*	18,300	134,322
Hanger Orthopedic Group, Inc.*	5,400	94,230
HealthTronics, Inc.*	10,997	32,111
Hill-Rom Holdings, Inc.(a)	3,100	93,961
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	6,655
Home Diagnostics Inc.*	2,300	22,264
Human Genome Sciences, Inc.*	29,200	185,420
I-Flow Corp.*	5,597	52,108
ICU Medical, Inc.*	2,950	89,709
Immucor, Inc.*	12,202	389,976
Implant Sciences Corp.(a)*	2,000	1,400
Insmed, Inc.*	2,700	1,350
Integramed America, Inc.(a)*	2,687	19,078
Interleukin Genetics, Inc.*	4,500	4,005
Invacare Corp.(a)	14,500	350,030
IsoRay, Inc.*	2,300	1,380
IVAX Diagnostics, Inc.*	3,600	1,872
Kensey Nash Corp.*	2,900	91,234
La Jolla Pharmaceutical Co.*	9,500	10,640
Landauer, Inc.	1,300	94,575
Langer, Inc.*	1,700	1,530
Luminex Corp.*	8,700	217,587
Mannatech, nc.(a)	7,700	30,800
Matrixx Initiatives, Inc.(a)*	2,400	43,176
Medical Action Industries, Inc.*	3,850	50,550
Medtox Scientific, Inc.*	3,700	45,658
Mentor Corp.(a)	8,100	193,266
Merge Healthcare, Inc.(a)	7,366	7,440
Meridian Bioscience, Inc.	12,950	376,068
Merit Medical Systems, Inc.*	5,744	107,815
Micrus Endovascular Corp.(a)*	3,700	51,615
Milestone Scientific, Inc.*	500	213
Minrad International, Inc.(a)*	18,800	20,680
Misonix, Inc.(a)*	2,200	4,708
MTS Medication Technologies, Inc.*	1,300	6,552
Natus Medical, Inc.*	4,600	104,236
Nektar Therapeutics(a)*	28,900	103,751
NMT Medical, Inc.(a)*	3,100	9,672
North American Scientific, Inc.*	460	143
Northstar Neuroscience, Inc.*	4,100	6,355
Noven Pharmaceuticals, Inc.*	5,700	66,576
Nutraceutical International Corp.*	2,300	25,415
NuVasive, Inc.*	8,300	409,439
NxStage Medical, Inc.(a)*	8,000	33,760
OraSure Technologies, Inc.(a)*	11,100	54,612
OrthoLogic Corp.*	7,200	6,336
Orthovita, Inc.*	16,500	42,900
Osiris Therapeutics, Inc.(a)*	3,202	61,767
Osteotech, Inc.*	4,200	17,892
Palatin Technologies, Inc.*	10,600	1,484
Palomar Medical Technologies, Inc.*	8,400	113,064
PhotoMedex, Inc.*	4,100	1,722
PSS World Medical, Inc.(a)*	25,900	505,050
Quidel Corp.*	17,200	282,252
Retractable Technologies, Inc.*	2,700	3,780
Rochester Medical Corp.(a)*	1,400	18,564
Rockwell Medical Technologies, Inc.(a)*	2,600	10,556
RTI Biologics, Inc.*	6,844	63,991
SenoRx, Inc.*	1,700	8,398
SeraCare Life Sciences, Inc.*	3,373	10,456
Signalife, Inc.*	1	1
Sirona Dental Systems, Inc.*	12,600	293,328
Somanetics Corp.*	3,200	69,984
Sonic Innovations, Inc.*	5,560	14,122
SRI/Surgical Express, Inc.(a)*	1,100	3,575
STAAR Surgical Co.*	5,280	23,707
Stereotaxis, Inc.(a)*	8,100	49,005
Synovis Life Technologies, Inc.*	2,884	54,277
The Cooper Cos., Inc.(a)	9,000	312,840
The Spectranetics Corp.(a)*	8,500	39,355
Theragenics Corp.(a)*	7,500	23,400
Thoratec Corp.(a)*	21,102	553,927
Urologix, Inc.(a)*	2,600	3,172
Uroplasty, Inc.(a)*	2,952	6,937
USANA Health Sciences, Inc.(a)*	3,400	139,366
Vascular Solutions, Inc.*	3,500	26,215
Vermillion, Inc.(a)*	260	260
Vital Signs, Inc.	2,900	214,310
Vnus Medical Technologies, Inc.*	2,500	52,325
Volcano Corp.*	10,800	186,732
West Pharmaceutical Services, Inc.(a)	8,900	434,498
Wright Medical Group, Inc.*	8,500	258,740
Young Innovations, Inc.	1,900	38,342
Zoll Medical Corp.*	4,900	160,328
		11,103,587
Health Care - Services — 3.8%
Air Methods Corp.(a)*	3,000	84,930
Albany Molecular Research, Inc.*	8,000	144,720
Alliance Imaging, Inc.*	12,600	129,402
Allied Healthcare International, Inc.*	14,550	27,645
Allscripts Heathcare Solutions, Inc.*	16,300	202,772
Almost Family, Inc.(a)*	1,100	43,505
Amedisys, Inc.(a)*	5,666	275,764
America Service Group, Inc.*	2,000	19,040
American Caresource Holding, Inc.*	1,300	11,310
American Dental Partners, Inc.(a)*	2,840	33,228
AMERIGROUP Corp.*	12,700	320,548
AmSurg Corp.(a)*	7,750	197,392
Apria Healthcare Group, Inc.*	10,800	196,992
Assisted Living Concepts, Inc., Class A*	8,000	50,960
Avalon Pharmaceuticals, Inc.(a)*	3,700	1,185
Bio-Imaging Technologies, Inc.*	4,200	32,424
Bio-Reference Laboratories, Inc.*	3,300	95,370
BioScrip, Inc.*	9,680	28,846
Brookdale Senior Living Inc.(a)	3,500	76,965
Capital Senior Living Corp.*	6,300	47,880
Catalyst Health Solutions, Inc.*	11,800	308,216
Centene Corp.*	10,900	223,559
Continucare Corp.(a)*	10,600	28,302
Dialysis Corp. Of America*	2,100	16,485
Dynacq Healthcare, Inc.*	1,300	5,005
Exponent, Inc.*	3,400	112,506
Five Star Quality Care, Inc.*	16,000	60,000
Genta, Inc.(a)*	5,899	1,593
Gentiva Health Services, Inc.*	6,500	175,110

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Services (Continued)
Health Grades, Inc.*	8,100	$23,004
Health Management Associates, Inc., Class A*	49,300	205,088
HEALTHSOUTH Corp.(a)*	18,900	348,327
Healthspring, Inc.*	14,900	315,284
Healthways, Inc.*	7,698	124,169
HMS Holdings Corp.*	5,100	122,196
Hooper Holmes, Inc.*	16,300	21,190
Hythiam, Inc.(a)*	6,700	8,643
Kendle International, Inc.*	3,300	147,543
Kindred Healthcare, Inc.(a)*	9,400	259,158
LCA-Vision, Inc.(a)	4,100	19,024
LHC Group, Inc.*	3,800	108,224
LifePoint Hospitals, Inc.(a)*	6,200	199,268
Lincare Holdings Inc.*	4,978	149,788
Magellan Health Services, Inc.*	11,300	463,978
MedCath Corp.*	5,100	91,392
Medical Staffing Network Holdings, Inc.*	6,300	10,395
MedQuist, Inc.	4,200	20,118
Metropolitan Health Networks, Inc.(a)*	12,313	23,395
Molina Healthcare, Inc.(a)*	6,500	201,500
National Healthcare Corp.(a)	3,000	141,360
Nighthawk Radiology Holdings, Inc.(a)*	6,600	47,652
NovaMed Eyecare, Inc.(a)*	5,800	27,492
OCA, Inc.(a) (b)(c)*	8,100	0
Odyssey Healthcare, Inc.*	9,350	94,902
PainCare Holdings, Inc.*	8,600	103
PAREXEL International Corp.*	21,600	619,056
Pharmanet Development Group, Inc.(a)*	4,450	32,129
Phase Forward, Inc.*	9,700	202,827
PHC, Inc. - MA, Class A(a)*	4,300	10,234
Prospect Medical Holdings, Inc.(a)*	1,000	2,500
Psychemedics Corp.	400	5,880
Psychiatric Solutions, Inc.*	12,600	478,170
QuadraMed Corp.*	2,000	16,480
Quality Systems, Inc.(a)	13,000	549,380
RadNet, Inc.(a)*	8,150	32,682
RehabCare Group, Inc.*	4,200	76,020
Res-Care, Inc.*	6,900	125,166
STERIS Corp.	14,900	559,942
Sun Healthcare Group, Inc.*	10,400	152,464
Sunrise Senior Living, Inc.(a)*	12,100	166,859
The Advisory Board Co.*	3,900	117,624
Transcend Services, Inc.*	200	2,096
U.S. Physical Therapy, Inc.*	4,250	73,780
		9,348,136
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	3,800	85,310
Hooker Furniture Corp.(a)	2,100	37,275
Kimball International, Inc., Class B	4,900	52,920
Rent-A-Center, Inc.*	7,973	177,639
Sealy Corp.(a)	20,100	129,846
Stanley Furniture Co., Inc.(a)	701	6,400
Tempur-Pedic International, Inc.(a)	8,300	97,608
		586,998
Household Products — 0.2%
Bassett Furniture Industries, Inc.(a)	2,600	22,230
Craftmade International, Inc.	400	1,492
Ethan Allen Interiors, Inc.(a)	8,000	224,160
Furniture Brands International, Inc.(a)	11,300	118,876
Helen of Troy Ltd.*	3,400	77,418
Libbey, Inc.	3,650	31,062
Lifetime Brands, Inc.(a)	3,200	31,200
Quaker Fabric Corp.*	2,400	0
		506,438
Instruments - Scientific — 0.7%
Angiodynamics, Inc.*	5,763	91,055
Bovie Medical Corp.(a)*	4,900	33,565
Bruker BioSciences Corp.*	13,668	182,195
Cepheid, Inc.(a)*	13,800	190,854
Cutera, Inc.(a)*	3,000	31,830
ev3, Inc.(a)*	22,959	230,508
FEI Co.(a)*	9,400	223,814
Greatbatch, Inc.(a)*	5,400	132,516
Iridex Corp.(a)*	1,000	3,420
IRIS International, Inc.*	5,700	102,030
Microvision, Inc.(a)*	13,630	26,442
Neogen Corp.(a)*	3,299	92,966
Neurometrix, Inc.(a)*	2,747	2,610
OYO Geospace Corp.(a)*	1,000	39,280
RAE Systems, Inc.(a)*	14,200	23,998
SurModics, Inc.(a)*	3,700	116,513
Symmetry Medical, Inc.*	11,100	206,016
Vital Images, Inc.(a)*	3,400	51,000
X-Rite, Inc.(a)*	6,700	23,584
		1,804,196
Insurance — 2.8%
21st Century Holding Co.(a)	1,000	5,260
Affirmative Insurance Holdings, Inc.	3,262	10,308
AmCOMP, Inc.*	3,700	42,920
American Equity Investment Life Holding Co.	24,200	181,500
American Physicians Capital, Inc.	1,950	82,543
Amerisafe, Inc.*	3,800	69,160
AmTrust Financial Services, Inc.	7,778	105,703
Argo Group International Holdings, Ltd.*	3,920	144,452
Baldwin & Lyons, Inc., Class B	1,300	31,161
Brooke Corp.(a)	2,900	551
Citizens, Inc., Class A(a)*	10,658	87,609
CNA Surety Corp.*	10,600	177,020
Crawford & Co., Class A*	800	8,048
Crawford & Co., Class B(a)*	1,300	19,760
Delphi Financial Group, Inc., Class S	10,525	295,121
Donegal Group, Inc., Class A	4,648	84,268
Eastern Insurance Holdings, Inc.	1,700	22,814
eHealth, Inc.(a)*	2,682	42,912
EMC Insurance Group, Inc.(a)	3,800	112,024
Employers Holdings, Inc.	6,333	110,068
FBL Financial Group, Inc., Class A	6,700	186,863
First Acceptance Corp.(a)*	18,600	63,240
First Mercury Financial Corp.*	2,000	28,500
FPIC Insurance Group, Inc.*	2,600	133,614
Hallmark Financial Services, Inc.*	4,600	41,814
Harleysville Group, Inc.	6,800	257,040
Hilb, Rogal & Hamilton Co.	8,800	411,312
Horace Mann Educators Corp.	10,400	133,848
Independence Holding Co.(a)	3,200	36,960
Infinity Property & Casualty Corp.(a)	4,300	177,160
LandAmerica Financial Group, Inc.(a)	3,900	94,575
Life Partners Holdings, Inc.(a)	2,000	71,940
Meadowbrook Insurance Group, Inc.	11,862	83,746
Mercer Insurance Group, Inc.	1,100	17,666
National Interstate Corp.(a)	4,200	100,926
NYMAGIC, Inc.(a)	1,100	27,775
Penn Treaty American Corp.*	5,550	8,769
PMA Capital Corp., Class A*	6,100	53,802
Presidential Life Corp.	5,600	88,424
ProAssurance Corp.*	13,400	750,400

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
RLI Corp.(a)	5,800	$360,122
Safety Insurance Group, Inc.	3,900	147,927
Seabright Insurance Holdings*	8,600	111,800
Selective Insurance Group, Inc.	13,800	316,296
Specialty Underwriters’ Alliance, Inc.*	1,400	6,902
State Auto Financial Corp.	9,900	287,793
Stewart Information Services Corp.	2,900	86,275
The Navigators Group, Inc.*	3,600	208,800
The Phoenix Companies, Inc.(a)	18,100	167,244
The PMI Group, Inc.(a)	3,800	11,210
Tower Group, Inc.(a)	4,700	110,732
Unico American Corp.*	1,700	13,940
United America Indemnity Ltd.*	1,396	19,865
United Fire & Casualty Co.	6,100	174,399
Universal American Financial Corp.*	14,000	170,660
Universal Insurance Holdings, Inc.	8,650	30,102
Zenith National Insurance Corp.	9,650	353,576
		6,979,219
Internet Content — 0.0%
A.D.A.M., Inc.*	1,200	6,516
WebMD Health Corp.(a)*	1,000	29,740
		36,256
Internet Services — 2.5%
1-800-FLOWERS.COM, Inc., Class A*	5,700	34,314
Access Integrated Technologies, Inc., Class A(a)*	5,800	8,294
ActivIdentity Corp.(a)*	10,500	23,835
Alloy, Inc.*	3,420	26,437
Arbinet-thexchange, Inc.	6,400	17,472
Ariba, Inc.*	18,950	267,763
Autobytel, Inc.*	16,450	17,602
Blue Coat Systems, Inc.(a)*	9,100	129,129
BroadVision, Inc.(a)*	20,617	15,050
CACI International, Inc., Class A(a)*	7,400	370,740
Chordiant Software, Inc.*	12,417	63,699
Cogent Communications Group, Inc.(a)*	12,000	92,640
CyberSource Corp.*	16,331	263,092
DealerTrack Holdings, Inc.(a)*	8,700	146,508
Digital River, Inc.*	9,200	298,080
Drugstore.com, Inc.(a)*	23,024	54,106
EarthLink, Inc.*	30,400	258,400
Entrust Technologies, Inc.*	15,450	33,218
GSI Commerce, Inc.*	10,700	165,636
Harris Interactive, Inc.(a)*	19,600	33,908
HealthStream, Inc.(a)*	5,236	12,828
Hollywood Media Corp.(a)*	15,000	33,750
I-many, Inc.(a)*	13,600	9,112
i2 Technologies, Inc.(a)*	4,900	66,101
iGATE Capital Corp.*	12,735	110,412
Imergent, Inc.(a)	2,700	30,240
Internap Network Services Corp.(a)*	11,700	40,716
Internet Brands, Inc. Class A(a)*	1,200	8,364
Internet Capital Group, Inc.*	8,600	69,746
j2 Global Communications, Inc.*	11,400	266,190
Jupitermedia Corp.*	7,800	9,048
Keynote Systems, Inc.(a)*	4,550	60,288
Lionbridge Technologies, Inc.(a)*	13,900	33,916
Liquidity Services, Inc.(a)*	6,700	72,695
Looksmart Ltd.*	5,300	13,515
MIVA, Inc.(a)*	7,600	4,712
Move, Inc.(a)*	70,000	148,400
Napster, Inc.*	100	261
Netflix, Inc.(a)*	14,400	444,672
Network Engines, Inc.(a)*	8,200	4,592
New Motion, Inc.(a)*	2,163	7,571
NIC, Inc.	15,000	103,500
Onvia, Inc.(a)*	1,000	4,440
Overstock.com, Inc.(a)*	5,100	101,031
PC-Tel, Inc.	4,700	43,804
Perficient, Inc.(a)*	7,000	46,480
Point Blank Solutions, Inc.(a)*	12,100	8,349
Real Networks, Inc.*	33,100	168,148
RightNow Technologies, Inc.(a)*	15,000	188,550
S1 Corp.*	19,500	119,340
Selectica, Inc.*	3,600	3,636
SmartPros Ltd.(a)*	1,000	3,450
SonicWALL, Inc.*	22,100	115,804
Sourcefire, Inc.*	1,900	13,851
SourceForge, Inc.(a)*	14,500	19,720
Spark Networks, Inc.(a)*	6,600	25,740
Stamps.com, Inc.*	4,650	54,266
The Knot, Inc.(a)*	6,900	57,615
TheStreet.com, Inc.(a)	6,600	39,534
Thinkorswim Group, Inc.*	15,700	130,781
Travelzoo, Inc.(a)*	4,025	31,878
United Online, Inc.	35,156	330,818
ValueClick, Inc.*	12,400	126,852
Vignette, Corp.*	6,010	64,547
Vocus, Inc.*	6,100	207,156
Websense, Inc.*	10,800	241,380
Website Pros, Inc.(a)*	6,313	34,090
Xanadoo Co.(a)*	10	3,000
Zix Corp.(a)*	13,620	30,781
		6,085,593
Leisure — 1.5%
Aldila, Inc.(a)	2,400	9,624
Ambassadors Group, Inc.(a)	4,700	74,777
Ameristar Casinos, Inc.(a)	13,100	185,889
Bally Technologies, Inc.(a)*	10,800	327,024
Bluegreen Corp.(a)*	7,100	49,061
Brunswick Corp.(a)	13,900	177,781
Carmike Cinemas, Inc.	2,800	10,304
Choice Hotels International, Inc.(a)	6,600	178,860
Churchill Downs, Inc.	3,300	161,634
Cinemark Holdings, Inc.(a)	14,100	191,760
Dover Downs Gaming & Entertainment, Inc.(a)	3,800	29,564
Dover Motorsports, Inc.(a)	5,600	30,520
EDCI Holdings, Inc.*	1,785	7,140
Elixir Gaming Technologies, Inc.(a)*	32,249	10,642
Empire Resorts, Inc.(a)*	4,700	11,844
Escala Group, Inc.(a)*	6,900	15,525
Escalade, Inc.(a)	1,950	5,850
Full House Resorts, Inc.(a)*	4,300	6,450
GameTech International, Inc.*	2,100	5,481
Gaming Partners International Corp.(a)*	1,300	7,033
Gaylord Entertainment Co.(a)*	9,022	264,976
Great Wolf Resorts, Inc.(a)*	6,700	24,522
ILX Resorts, Inc.(a)	900	1,341
Interstate Hotels & Resorts, Inc.*	7,028	16,516
Isle of Capri Casinos, Inc.(a)*	7,600	68,552
Johnson Outdoors, Inc., Class A(a)	1,000	12,600
Lakes Entertainment, Inc.(a)*	4,300	28,294
Life Time Fitness, Inc.(a)*	9,000	281,430
Marine Products Corp.(a)	8,400	69,720
Monarch Casino & Resort, Inc.(a)*	4,000	45,560
Morgans Hotel Group(a)*	8,300	90,553
MTR Gaming Group, Inc.(a)*	6,300	20,916

	SHARES	VALUE
COMMON STOCKS (Continued)
Leisure (Continued)
Multimedia Games, Inc.(a)*	6,530	$28,275
National CineMedia, Inc.	3,800	41,990
Nevada Gold & Casinos, Inc.*	2,000	1,690
Pinnacle Entertainment, Inc.(a)*	13,399	101,296
PokerTek, Inc.(a)*	1,700	4,692
Red Lion Hotels Corp.*	4,500	36,090
Rick’s Cabaret International, Inc.(a)*	2,209	21,692
Shuffle Master, Inc.*	8,462	43,072
Silverleaf Resorts, Inc.(a)*	7,000	8,680
Six Flags, Inc.(a)*	18,200	12,558
Speedway Motorsports, Inc.(a)	10,400	202,592
The Marcus Corp.(a)	4,500	72,360
Town Sports International Holdings, Inc.*	3,200	19,520
Trump Entertainment Resorts, Inc.(a)*	6,155	7,509
Vail Resorts, Inc.(a)*	8,830	308,609
VCG Holding Corp.(a)*	3,700	12,543
WMS Industries, Inc.(a)*	11,350	346,970
		3,691,881
Machinery — 2.2%
Alamo Group, Inc.(a)	2,000	34,100
Albany International Corp., Class A(a)	6,300	172,179
Altra Holdings, Inc.*	3,400	50,184
Applied Industrial Technologies, Inc.	8,925	240,350
Astec Industries, Inc.(a)*	5,000	154,150
Baldor Electric Co.(a)	10,600	305,386
Baldwin Technology Co.*	2,900	7,424
CARBO Ceramics, Inc.(a)	5,350	276,113
Cascade Corp.(a)	2,800	122,668
Chart Industries, Inc.*	6,200	177,072
Cherokee International Corp.(a)*	4,600	13,110
Columbus McKinnon Corp.*	3,900	91,923
Dril-Quip, Inc.*	9,700	420,883
DXP Enterprises, Inc.*	1,300	69,303
Flotek Industries, Inc.(a)*	4,400	48,400
Flow International Corp.(a)*	9,100	46,228
FSI International, Inc.*	6,300	4,662
Gardner Denver, Inc.*	6,700	232,624
Gehl Co.*	2,400	70,632
Gerber Scientific, Inc.*	5,000	45,700
Gulf Islands Fabrication, Inc.	2,600	89,622
Hardinge, Inc.(a)	2,400	30,480
Intevac, Inc.*	6,783	72,171
Kadant, Inc.*	3,400	77,418
Key Technology, Inc.*	1,300	30,810
Kulicke and Soffa Industries, Inc.(a)*	13,200	59,532
Lindsay Manufacturing Co.(a)	2,500	181,875
Lufkin Industries, Inc.	3,100	245,985
Manitex International Inc.(a)*	1,300	4,043
Milacron, Inc.(a)*	798	838
Powell Industries, Inc.*	3,500	142,835
Presstek, Inc.(a)*	8,900	50,196
Regal-Beloit Corp.	7,200	306,144
Robbins & Myers, Inc.	16,600	513,438
Rofin-Sinar Technologies, Inc.*	7,200	220,392
SatCon Technology Corp.(a)*	6,900	12,351
Sauer-Danfoss, Inc.(a)	11,100	274,059
Semitool, Inc.(a)*	7,400	60,532
Tecumseh Products Co., Class A*	2,100	52,584
Tennant Co.(a)	4,500	154,170
The Middleby Corp.(a)*	4,000	217,240
TurboChef Technologies, Inc.*	7,000	43,050
Twin Disc, Inc.(a)	2,200	30,272
Woodward Governor Co.(a)	550	19,399
		5,472,527
Manufacturing — 1.6%
American Railcar Industries, Inc.(a)	1,900	30,476
Amtech Systems, Inc.(a)*	2,200	20,482
Ballantyne of Omaha, Inc.(a)*	3,464	6,790
Blount International, Inc.*	11,800	131,334
Bolt Technology Corp.(a)*	1,500	21,705
Briggs & Stratton Corp.(a)	11,900	192,542
Bway Holding Co.*	300	3,519
Charles & Colvard Ltd.(a)*	4,337	2,602
CLARCOR, Inc.	12,300	466,785
Cognex Corp.	10,000	201,600
Core Molding Technologies, Inc.*	2,200	13,200
Cycle Country Accessories Corp.*	1,000	1,050
DDi Corp.(a)*	3,797	19,744
EFJ, Inc.(a)*	8,900	11,125
Encore Wire Corp.(a)	5,400	97,794
Enova Systems Inc.(a)*	2,300	5,129
Exide Technologies*	17,300	127,674
FreightCar America, Inc.(a)	2,400	70,248
Friedman Industries	700	4,655
Hawk Corp., Class A*	2,172	43,722
iRobot Corp.(a)*	5,000	74,100
JAKKS Pacific, Inc.(a)*	6,500	161,915
Lakeland Industries, Inc.*	440	5,676
Lennox International Inc.	7,400	246,198
LSB Industries, Inc.(a)*	4,300	59,555
MFRI, Inc.(a)*	1,000	11,250
Nanophase Technologies Corp.(a)*	4,200	5,460
National Presto Industries, Inc.	1,000	74,500
Nordson Corp.	8,100	397,791
PMFG Inc.,(a)*	1,700	24,633
Polaris Industries, Inc.(a)	7,900	359,371
Portec Rail Products, Inc.	2,000	16,760
Progressive Gaming International Corp.(a)*	1,600	2,288
Quixote Corp.	1,900	15,580
RBC Bearings, Inc.*	4,700	158,343
SL Industries, Inc.*	986	13,065
Smith & Wesson Holding Corp.(a)*	8,700	32,538
SonoSite, Inc.(a)*	3,400	106,760
Steinway Musical Instruments, Inc.*	1,900	53,808
Sun Hydraulics Corp.	4,200	109,368
The Gorman-Rupp Co.(a)	3,125	117,875
TTM Technologies, Inc.*	21,600	214,272
Varian, Inc.*	7,400	317,460
		4,050,742
Metals & Mining — 1.4%
A.M. Castle & Co.	5,600	96,768
AMCOL International Corp.(a)	6,900	215,694
Brush Engineered Materials, Inc.(a)*	5,600	103,992
CIRCOR International, Inc.	3,400	147,662
Coeur d’Alene Mines Corp.(a)*	68,100	104,193
Compass Minerals International, Inc.	6,100	319,579
Dynamic Materials Corp.(a)	2,800	64,988
Empire Resources, Inc.(a)	2,300	6,693
General Moly, Inc.(a)*	13,500	58,725
Gibraltar Industries, Inc.(a)	7,200	134,712
Haynes International, Inc.*	2,200	103,026
Hecla Mining Co.(a)*	28,800	134,784
International Coal Group, Inc.(a)*	19,900	124,176
James River Coal Co.(a)*	3,300	72,567
Kaiser Aluminum Corp.(a)	4,533	194,692
Kaydon Corp.	6,200	279,372
Metalico, Inc.(a)*	4,200	24,780

	SHARES	VALUE
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Metalline Mining Co.(a)*	7,700	$6,160
Mines Management, Inc.(a)*	8,388	16,357
Mueller Industries, Inc.	12,900	296,829
National Coal Corp.(a)*	9,600	50,208
NN, Inc.	3,000	38,550
North American Galvanizing & Coatings, Inc.*	3,199	16,315
Royal Gold, Inc.	7,200	258,912
RTI International Metals, Inc.(a)*	5,300	103,668
Solitario Exploration & Royalty Corp.(a)*	1,000	3,260
Stillwater Mining Co.(a)*	22,000	127,820
U.S. Gold Corp.*	15,400	20,328
United States Lime & Minerals, Inc.*	1,679	64,658
Uranium Resources, Inc.(a)*	11,500	19,435
USEC, Inc.(a)*	21,000	113,610
Westmoreland Coal Co.*	2,000	31,600
		3,354,113
Multimedia — 0.3%
AH Belo Corp., Class A(a)	5,080	26,213
Belo Corp., Class A	26,200	156,152
BigBand Networks Inc.(a)*	8,234	30,384
Emmis Communications Corp., Class A*	9,900	9,603
Image Entertainment, Inc.(a)*	3,800	3,230
Journal Communications, Inc., Class A(a)	15,100	73,688
LodgeNet Entertainment Corp.(a)*	6,600	13,398
Martha Stewart Living Omnimedia, Inc., Class A(a)*	5,600	47,656
Media General, Inc., Class A(a)	5,700	70,851
Nextwave Wireless, Inc.(a)*	16,500	9,900
PlanetOut, Inc.(a)*	499	1,292
Schawk, Inc.	5,600	84,672
The E.W. Scripps Co., Class A(a)	3,000	21,210
Triple Crown Media, Inc.*	730	12
Warner Music Group Corp.(a)	20,000	152,000
Young Broadcasting, Inc., Class A*	3,800	200
		700,461
Office Equipment — 0.2%
IKON Office Solutions, Inc.	30,000	510,300
Marlin Business Services, Inc.(a)*	2,600	22,048
TRM Corp.(a)*	3,650	548
		532,896
Office Furnishings & Supplies — 0.6%
Aaron Rents, Inc.	11,000	297,770
Acco Brands Corp.*	13,700	103,298
Ennis Business Forms, Inc.	6,200	95,852
Herman Miller, Inc.(a)	13,630	333,526
HNI Corp.(a)	11,400	288,876
Interface, Inc.	13,077	148,686
Knoll, Inc.	11,450	173,124
Standard Register Co.	5,600	55,160
Steelcase Inc., Class A	7,864	84,538
Virco Manufacturing Corp.	2,494	8,554
		1,589,384
Oil & Gas — 5.4%
Abraxas Petroleum Corp.*	24,100	62,901
Adams Resources & Energy, Inc.	1,000	22,780
Allis-Chalmers Energy, Inc.(a)*	8,700	110,055
Alon USA Energy, Inc.(a)	11,200	150,976
American Oil & Gas, Inc.(a)*	12,900	33,669
Arena Resources, Inc.*	8,200	318,570
Atlas America, Inc.	11,008	375,483
ATP Oil & Gas Corp.(a)*	8,600	153,166
Basic Energy Services, Inc.*	9,400	200,220
Berry Petroleum Co., Class A(a)	10,100	391,173
Bill Barrett Corp.*	8,600	276,146
Boots & Coots International Well Control, Inc.*	12,900	24,897
BPZ Resources, Inc.(a)*	17,000	292,400
Brigham Exploration Co.(a)*	11,000	120,890
Bronco Drilling Co., Inc.(a)*	6,000	61,320
Cal Dive International, Inc.(a)*	14,848	157,389
Callon Petroleum Co.*	3,700	66,711
Cano Petroleum, Inc.(a)*	9,900	22,869
Carrizo Oil & Gas, Inc.*	6,700	243,009
Cheniere Energy, Inc.(a)*	11,400	25,650
Clayton Williams Energy, Inc.*	2,100	148,113
Complete Production Services, Inc.*	17,400	350,262
Contango Oil & Gas Co.(a)*	3,500	188,930
CREDO Petroleum Corp.(a)*	1,000	7,370
Crosstex Energy, Inc.(a)	6,060	151,318
Crusader Energy Group Inc.(a)*	26,800	83,080
Dawson Geophysical Co.*	1,100	51,359
Delek US Holdings, Inc.	16,500	152,955
Delta Natural Gas, Inc.	200	5,122
Delta Petroleum Corp.(a)*	16,219	220,254
Double Eagle Petroleum Co.*	1,438	20,535
Dune Energy, Inc.(a)*	19,400	14,356
Edge Petroleum Corp.*	6,800	12,172
Encore Aquisition Co.*	3,268	136,537
Endeavor International Corp.*	31,350	41,382
Energy Partners Ltd.*	6,800	58,956
Energy West, Inc.	300	2,550
EnergySouth, Inc.(a)	1,900	116,717
ENGlobal Corp.*	10,800	143,316
Evolution Petroleum Corp.*	6,400	18,560
EXCO Resources, Inc.*	11,100	181,152
FieldPoint Petroleum Corp.(a)*	1,200	2,820
FX Energy, Inc.(a)*	8,650	64,356
Gasco Energy, Inc.(a)*	23,096	42,035
Geokinetics Inc.,*	1,100	20,900
GeoMet, Inc.*	4,682	25,470
GeoPetro Resources Co.(a)*	5,700	13,053
GeoResources, Inc.(a)*	2,300	26,358
GMX Resources Inc.(a)*	2,600	124,280
Goodrich Petroleum Corp.*	7,300	318,207
Grey Wolf, Inc.(a)*	47,000	365,660
Gulfport Energy Corp.(a)*	13,600	136,680
Harvest Natural Resources, Inc.(a)*	8,600	87,032
HKN, Inc.*	2,400	18,912
Hornbeck Offshore Services, Inc.(a)*	5,800	223,996
Houston American Energy Corp.(a)	8,700	54,984
Hyperdynamics Corp.(a)*	6,700	8,040
Infinity, Inc.*	4,100	2,706
ION Geophysical Corp.(a)*	22,500	319,275
Key Energy Services, Inc.*	14,400	167,040
Kodiak Oil & Gas Corp.*	11,449	17,174
Mariner Energy, Inc.*	9,965	204,282
Matrix Service Co.*	9,800	187,180
McMoRan Exploration Co.(a)*	12,200	288,408
Mitcham Industries, Inc.*	1,800	18,162
NATCO Group, Inc., Class A*	4,200	168,756
Natural Gas Services Group*	2,500	43,675
New Jersey Resources Corp.	9,651	346,374
Newpark Resources, Inc.(a)*	21,600	157,680
Nicor, Inc.(a)	10,831	480,355
Northern Oil And Gas, Inc.(a)*	4,200	34,146
OMNI Energy Services Corp.(a)*	3,800	12,236
Panhandle Oil and Gas, Inc.(a)	600	17,178

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Parallel Petroleum Corp.*	8,300	$78,186
Parker Drilling Co.(a)*	26,400	211,728
Petroleum Development Corp.*	2,800	124,236
PetroQuest Energy, Inc.(a)*	11,000	168,850
Piedmont Natural Gas Co., Inc.(a)	17,000	543,320
Pioneer Drilling Co.*	11,400	151,620
Quest Resource Corp.(a)*	5,100	13,566
RGC Resources, Inc.	200	5,658
Rosetta Resources, Inc.*	12,200	223,992
Royale Energy, Inc.(a)*	1,600	6,688
RPC, Inc.(a)	47,850	672,771
SEACOR Holdings, Inc.(a)*	3,273	258,403
South Jersey Industries, Inc.(a)	6,400	228,480
Stone Energy Corp.*	8,876	375,721
SulphCo, Inc.(a)*	18,300	36,783
Superior Well Services, Inc.(a)*	5,600	141,736
Swift Energy Co.*	6,900	266,961
T-3 Energy Services, Inc.*	2,100	77,952
The Meridian Resource Corp.*	21,400	39,376
Toreador Resources Corp.(a)*	4,300	38,657
Transmeridian Exploration, Inc.(a)*	42,400	12,720
Tri-Valley Corp.(a)*	5,600	35,504
Trico Marine Services, Inc.(a)*	3,600	61,488
TXCO Resources, Inc.(a)*	7,300	73,292
Union Drilling, Inc.*	5,300	56,127
VAALCO Energy, Inc.*	22,100	151,164
Venoco,Inc.(a)*	6,100	79,300
Warren Resources, Inc.*	14,000	139,720
		13,486,679
Paper & Related Products — 0.2%
AbitibiBowater, Inc.(a)	4,784	18,514
Graphic Packaging Holding Co.(a)*	56,100	140,250
Louisiana-Pacific Corp.(a)	25,600	238,080
Neenah Paper, Inc.	4,700	93,060
Temple-Inland Inc.(a)	1,200	18,312
Xerium Technologies, Inc.(a)	11,300	72,772
		580,988
Personal Care — 0.3%
Chattem, Inc.(a)*	4,400	343,992
Elizabeth Arden, Inc.*	10,900	213,967
Nature’s Sunshine Products, Inc.(a)	2,700	22,410
Nu Skin Enterprises, Inc., Class A(a)	14,700	238,434
		818,803
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)	2,000	119,460
Concord Camera Corp.*	540	1,301
		120,761
Printing — 0.1%
Cenveo, Inc.(a)*	18,900	145,341
Champion Industries Inc/WV	2,100	7,518
Consolidated Graphics, Inc.*	3,200	97,056
Multi-Color Corp.(a)	1,100	26,279
Valassis Communications, Inc.*	11,500	99,590
		375,784
Publishing — 0.2%
Courier Corp.(a)	1,400	28,504
Document Security Systems, Inc.(a)*	3,392	14,959
GateHouse Media, Inc.(a)	12,600	6,174
Journal Register Co.	16,900	118
Lee Enterprises, Inc.(a)	9,500	33,250
Playboy Enterprises, Inc., Class B(a)*	5,900	23,246
PRIMEDIA, Inc.(a)	12,100	29,403
R.H. Donnelley Corp.(a)*	600	1,194
Scholastic Corp.(a)	9,500	243,960
Sun-Times Media Group, Inc., Class A(a)*	25,000	4,250
Voyager Learning Co.*	6,300	25,200
		410,258
Real Estate — 0.3%
Avatar Holdings, Inc.(a)*	1,100	36,300
California Coastal Communities, Inc.(a)*	1,800	3,924
Consolidated-Tomoka Land Co.(a)	1,100	47,509
Emeritus Corp.(a)*	8,600	214,140
Forestar Real Estate Group Inc.*	200	2,950
Grubb & Ellis Co.(a)	6,200	16,740
HFF Inc., Class A*	1,200	4,800
Hilltop Holdings, Inc.*	6,800	70,176
Jones Lang LaSalle, Inc.	1,300	56,524
Lodgian, Inc.*	7,500	58,500
Tarragon Corp.(a)*	6,600	1,782
Tejon Ranch Co.(a)*	3,300	122,595
Thomas Properties Group, Inc.	5,500	55,550
United Capital Corp.(a)*	1,250	33,113
ZipRealty, Inc.(a)*	6,900	28,152
		752,755
Restaurants — 1.3%
AFC Enterprises, Inc.*	4,200	30,492
Benihana, Inc.*	1,150	5,279
Benihana, Inc., Class A*	2,300	10,580
BJ’s Restaurants, Inc.(a)*	6,000	71,640
Bob Evans Farms, Inc.(a)	8,600	234,694
Brinker International, Inc.	5,100	91,239
Buffalo Wild Wings, Inc.(a)*	4,400	177,056
California Pizza Kitchen, Inc.(a)*	6,950	89,447
Carrols Restaurant Group Inc.*	1,900	5,700
CBRL Group, Inc.(a)	6,200	163,060
CEC Entertainment, Inc.*	7,750	257,300
CKE Restaurants, Inc.	13,100	138,860
Cosi, Inc.*	5,389	10,616
DineEquity, Inc.(a)	4,300	72,498
Domino’s Pizza, Inc.(a)*	18,030	218,884
Einstein Noah Restaurant Group, Inc.*	3,600	36,288
Famous Dave’s of America, Inc.*	2,145	12,891
J. Alexander’s Corp.	800	4,480
Kona Grill, Inc.(a)*	1,100	6,457
Krispy Kreme Doughnuts, Inc.(a)*	8,900	29,370
Landry’s Seafood Restaurants, Inc.(a)	4,400	68,420
Luby’s, Inc.*	7,260	58,370
Morton’s Restaurant Group, Inc.*	2,600	13,182
Nathan’s Famous, Inc.*	1,385	22,035
O’ Charley’s, Inc.	5,420	47,425
P.F. Chang’s China Bistro, Inc.(a)*	6,270	147,596
Papa John’s International, Inc.*	13,400	363,944
Red Robin Gourmet Burgers, Inc.(a)*	3,300	88,440
Rubio’s Restaurants, Inc.(a)*	1,700	9,809
Ruby Tuesday, Inc.(a)*	8,900	51,531
Ruth’s Chris Steak House, Inc.(a)*	5,100	20,043
Sonic Corp.(a)*	15,975	232,756
Texas Roadhouse, Inc., Class A(a)*	15,300	137,547
The Cheesecake Factory, Inc.*	20,400	298,248
The Steak n Shake Co.(a)*	6,800	59,024
Wendy’s/Arby’s Group, Inc.(a)	12,754	67,086
		3,352,287
Retail - Food — 0.5%
Calavo Growers, Inc.(a)	3,700	46,102
Ingles Markets, Inc.	2,600	59,358
Jack in the Box, Inc.*	14,400	303,840

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Food (Continued)
Ruddick Corp.(a)	11,500	$373,175
The Great Atlantic & Pacific Tea Co., Inc.(a)*	13,712	148,364
Weis Markets, Inc.	6,390	230,104
		1,160,943
Retail - General — 0.6%
99 Cents Only Stores(a)*	9,500	104,215
BJ’s Wholesale Club, Inc.(a)*	7,000	272,020
Casey’s General Stores, Inc.	12,174	367,290
dELiA*s, Inc.(a)*	5,186	14,936
Dillard’s, Inc., Class A(a)	14,700	173,460
Duckwall-ALCO Stores, Inc.(a)*	200	3,039
Fred’s, Inc.(a)	9,687	137,749
Kirklands, Inc.(a)*	4,300	9,761
PriceSmart, Inc.(a)	6,250	104,625
RedEnvelope, Inc.*	1,100	4
Retail Ventures, Inc.*	11,000	42,900
Sport Supply Group, Inc.(a)	4,400	48,400
Susser Holdings Corp.*	4,500	67,770
The Pantry, Inc.(a)*	5,100	108,069
		1,454,238
Retail - Specialty — 3.8%
A.C. Moore Arts & Crafts, Inc.*	5,100	31,977
Aeropostale, Inc.(a)*	18,625	598,049
America’s Car-Mart, Inc.(a)*	2,516	46,772
American Greetings Corp., Class A(a)	15,500	236,995
AnnTaylor Stores Corp.*	10,600	218,784
Bakers Footwear Group, Inc.*	400	600
Barnes & Noble, Inc.(a)	12,300	320,784
bebe stores, Inc.(a)	22,400	218,848
Big 5 Sporting Goods Corp.(a)	2,900	29,928
Blockbuster, Inc., Class A(a)*	32,000	65,600
Blockbuster, Inc., Class B*	26,200	34,322
Blue Nile, Inc.(a)*	3,000	128,610
Books-A-Million, Inc.	3,700	18,500
Borders Group, Inc.	2,800	18,368
Brown Shoe Co., Inc.(a)	10,050	164,619
Build-A-Bear Workshop, Inc.(a)*	4,500	32,760
Cabela’s, Inc., Class A(a)*	16,800	202,944
Cache, Inc.*	4,100	28,167
Callaway Golf Co.	17,700	249,039
Casual Male Retail Group, Inc.(a)*	8,600	33,798
Charlotte Russe Holding, Inc.*	5,500	56,375
Chico’s FAS, Inc.*	1,400	7,658
Children’s Place Retail Stores, Inc.*	6,000	200,100
Christopher & Banks Corp.(a)	7,637	58,576
Citi Trends, Inc.(a)*	3,000	48,870
Coldwater Creek, Inc.(a)*	25,188	145,838
Conn’s, Inc.(a)*	5,500	102,905
Cost Plus, Inc.(a)*	4,685	9,136
Design Within Reach, Inc.(a)*	2,800	9,100
DSW Inc., Class A(a)*	1,100	15,070
Finlay Enterprises, Inc.(a)*	524	115
First Cash Financial Services, Inc.*	7,400	111,000
Footstar, Inc.	1,300	4,732
Friedman’s, Inc., Class A(b)(c)*	1,600	0
Gander Mountain Co.(a)*	4,643	15,183
Genesco, Inc.(a)*	4,900	164,052
Golfsmith International Holdings, Inc.*	1,600	4,272
Gottschalks, Inc.(a)*	3,300	4,719
Group 1 Automotive, Inc.(a)	4,900	106,477
GTSI Corp.*	2,500	15,675
Haverty Furniture Cos., Inc.(a)	3,600	41,184
Hibbett Sports, Inc.(a)*	7,150	143,143
Hot Topic, Inc.*	5,675	37,512
Jo-Ann Stores, Inc.(a)*	5,100	106,998
Jos. A. Bank Clothiers, Inc.(a)*	3,475	116,760
K-Swiss, Inc., Class A(a)	5,700	99,180
Kenneth Cole Productions, Inc., Class A	2,300	33,810
La-Z-Boy, Inc.(a)	11,200	104,384
Leapfrog Enterprises, Inc.(a)*	7,500	79,200
Lenox Group, Inc.(a)*	3,700	222
Lumber Liquidators, Inc.(a)*	100	1,256
MarineMax, Inc.(a)*	4,700	33,981
Movado Group, Inc.	9,800	219,030
NBTY, Inc.*	5,500	162,360
NutriSystem, Inc.(a)	8,900	157,708
OfficeMax Inc.	9,100	80,899
Pacific Sunwear of California, Inc.*	16,775	112,896
PC Connection, Inc.*	6,200	41,478
PC Mall, Inc.(a)*	2,200	15,026
Pep Boys - Manny, Moe & Jack(a)	12,000	74,160
Pier 1 Imports, Inc.(a)*	34,700	143,311
PreVu, Inc.*	9,950	10
R.G. Barry Corp.*	1,900	12,958
RadioShack Corp.	17,100	295,488
RC2 Corp.*	4,400	88,000
Regis Corp.	9,700	266,750
Rex Stores Corp.*	1,575	18,191
Rocky Brands, Inc.(a)*	1,000	3,330
Sally Beauty Holdings, Inc.(a)*	23,600	202,960
School Specialty, Inc.(a)*	4,400	137,236
Sharper Image Corp.(a)*	1,654	17
Shoe Carnival, Inc.*	1,240	20,311
Sonic Automotive, Inc., Class A(a)	9,280	78,509
Sotheby’s Holdings, Inc., Class A(a)	8,800	176,528
Stage Stores, Inc.	10,300	140,698
Stein Mart, Inc.(a)	8,030	31,397
Systemax, Inc.(a)	7,900	111,074
Tandy Leather Factory, Inc.*	2,200	6,204
The Bon-Ton Stores, Inc.(a)	2,700	7,344
The Boyds Collection Ltd.(a) (b)(c)*	10,600	0
The Buckle, Inc.(a)	6,850	380,449
The Cato Corp., Class A	7,100	124,605
The Dress Barn, Inc.(a)*	15,000	229,350
The Gymboree Corp.*	6,600	234,300
The Nautilus Group, Inc.*	16,200	74,034
The Talbots, Inc.(a)	6,600	86,460
Tractor Supply Co.(a)*	9,400	395,270
Transport World Entertainment Corp.(a)*	5,400	15,336
Tuesday Morning Corp.*	4,800	19,824
Tween Brands, Inc.*	7,400	72,446
Under Armour, Inc., Class A(a)*	3,600	114,336
Volcom, Inc.(a)*	5,400	93,312
West Marine, Inc.(a)*	245	1,460
Wet Seal, Inc.*	30,475	110,624
Zale Corp.(a)*	11,800	295,000
Zones, Inc.*	2,492	20,559
Zumiez, Inc.(a)*	6,500	107,120
		9,535,305
Steel — 0.3%
Material Sciences Corp.*	2,900	16,675
Mueller Water Products, Inc.	19,700	128,050
Mueller Water Products, Inc., Class A(a)	3,600	32,328
Northwest Pipe Co.(a)*	2,100	91,602
Olympic Steel, Inc.(a)	2,400	70,776
Omega Flex, Inc.(a)	1,500	33,825
Shiloh Industries, Inc.	3,600	30,420

	SHARES	VALUE
COMMON STOCKS (Continued)
Steel (Continued)
Universal Stainless & Alloy Products, Inc.*	1,400	$35,770
Worthington Industries, Inc.	19,600	292,824
		732,270
Telecommunications — 2.5%
ADC Telecommunications, Inc.*	28,200	238,290
ADTRAN, Inc.(a)	17,100	333,279
Alaska Communications Systems Group, Inc.(a)	10,700	130,861
Anaren Microwave, Inc.*	3,900	39,585
APAC Telecommunications Corp.(a)*	11,000	23,650
Atlantic Tele-Network, Inc.	3,600	100,800
Avanex Corp.*	1,972	9,229
Aware, Inc.(a)*	4,900	15,190
Axesstel, Inc.*	2,700	1,809
CallWave, Inc.(a)*	5,700	10,773
Cbeyond, Inc.(a)*	6,100	87,779
Centennial Communications Corp., Class A(a)*	26,748	166,908
Ciena Corp.(a)*	7,200	72,576
Cincinnati Bell, Inc.*	62,000	191,580
Comtech Telecommunications Corp.*	5,325	262,203
Consolidated Communications Holdings, Inc.	6,282	94,733
CPI International, Inc.*	3,600	52,128
D&E Communications, Inc.	2,900	21,895
Ditech Networks, Inc.*	7,300	8,687
EMS Technologies, Inc.*	3,600	80,316
Fairpoint Communications, Inc.(a)	7,800	67,626
FiberTower Corp.*	29,600	40,848
General Communication, Inc., Class A(a)*	13,800	127,788
GeoEye, Inc.(a)*	4,200	92,946
GulfMark Offshore, Inc.*	4,800	215,424
Harmonic, Inc.*	22,400	189,280
Harris Stratex Networks, Inc.(a)*	9,725	75,952
Hearst-Argyle Television, Inc.(a)	2,700	60,291
Hickory Tech Corp.	2,300	13,363
Hughes Communications Inc.(a)*	2,800	102,760
iBasis, Inc.	16,400	57,236
ICO Global Communications (Holdings) Ltd.(a)*	21,500	23,435
IDT Corp.*	1,900	988
IDT Corp., Class B(a)*	17,900	13,244
InfoSpace, Inc.	7,200	78,120
InterDigital, Inc.(a)*	11,952	287,446
Iowa Telecommunications Services, Inc.(a)	7,000	130,760
iPCS, Inc.*	2,900	64,583
Knology, Inc.*	15,100	121,857
LCC International, Inc., Class A(a)*	7,100	355
Loral Space & Communications, Inc.(a)*	4,400	64,988
Metro One Telecommunications, Inc.(a)*	1,025	307
MRV Communications, Inc.(a)*	37,600	43,992
NeuStar, Inc., Class A*	7,600	151,164
NMS Communications Corp.*	9,600	4,704
Novatel Wireless, Inc.(a)*	7,300	44,238
Occam Networks, Inc.*	2,266	9,064
Opnext, Inc.*	8,000	36,720
Orbcomm, Inc.(a)*	6,700	33,031
Outdoor Channel Holdings, Inc.(a)*	9,100	80,080
PAETEC Holding Corp.(a)*	24,300	52,245
ParkerVision, Inc.(a)*	5,400	54,000
Plantronics, Inc.	11,000	247,720
Powerwave Technologies, Inc.(a)*	30,815	122,027
Preformed Line Products Co.	850	49,589
Premiere Global Services, Inc.*	21,700	305,102
RCN Corp.*	9,100	111,566
RELM Wireless Corp.(a)	2,400	3,480
RF Micro Devices, Inc.(a)*	73,977	216,013
SAVVIS, Inc.(a)*	6,900	92,736
Shenandoah Telecommunications Co.	2,800	61,796
Spherix, Inc.*	3,000	2,040
SureWest Communications	3,708	37,822
Sycamore Networks, Inc.*	67,900	219,317
SymmetriCom, Inc.*	21,384	106,278
Syniverse Holdings, Inc.*	15,700	260,777
Tellabs, Inc.(a)*	2,700	10,962
Telular Corp.*	3,600	8,676
Tollgrade Communications, Inc.*	2,200	9,240
USA Mobility, Inc.*	3,000	33,000
Westell Technologies, Inc., Class A*	12,900	9,159
Wireless Telecom Group, Inc.(a)*	5,789	6,368
XETA Technologies, Inc.*	1,300	4,082
		6,198,856
Textile & Apparel — 1.8%
Ashworth, Inc.(a)*	2,900	9,744
Carter’s, Inc.*	14,200	280,166
Charming Shoppes, Inc.(a)*	23,000	112,470
Cherokee, Inc.(a)	700	15,386
Collective Brands, Inc.(a)*	13,100	239,861
Columbia Sportswear Co.(a)	8,700	365,052
Culp, Inc.*	2,400	14,208
Deckers Outdoor Corp.(a)*	2,600	270,608
Delta Apparel, Inc.(a)*	1,100	9,185
Frederick’s of Hollywood Group, Inc.(a)*	1,800	972
G & K Services, Inc., Class A	5,200	171,860
G-III Apparel Group Ltd.*	3,500	65,485
Hartmarx Corp.*	6,900	12,903
Heelys, Inc.*	2,100	9,408
Iconix Brand Group, Inc.(a)*	14,200	185,736
Jones Apparel Group, Inc.	19,600	362,796
Maidenform Brands, Inc.(a)*	5,600	81,256
Mothers Work, Inc.*	1,700	23,596
New York & Co., Inc.*	11,900	113,526
Nexcen Brands, Inc.*	11,550	3,234
Oxford Industries, Inc.(a)	3,900	100,737
Perry Ellis International, Inc.*	3,000	44,730
Phillips-Van Heusen Corp.	2,100	79,611
Phoenix Footwear Group, Inc.(a)*	800	760
Quiksilver, Inc.*	36,900	211,806
Skechers U.S.A., Inc., Class A*	7,000	117,810
Steven Madden Ltd.*	4,900	121,422
Superior Uniform Group, Inc.	1,100	11,462
Tandy Brands Accessories, Inc.(a)	1,300	6,175
Tarrant Apparel Group*	5,200	3,172
The Dixie Group, Inc.(a)*	2,300	16,905
The Finish Line, Inc., Class A	8,082	80,739
The Timberland Co., Class A*	11,860	206,008
The Warnaco Group, Inc.*	11,100	502,719
True Religion Apparel, Inc.(a)*	5,400	139,590
Unifi, Inc.(a)*	13,600	65,824
Wolverine World Wide, Inc.	12,200	322,812
		4,379,734
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	14,700	126,420

Tobacco — 0.0%
Alliance One International, Inc.*	23,000	87,400

	SHARES	VALUE
COMMON STOCKS (Continued)
Transportation — 2.2%
Air Transport Services Group Inc.,(a)*	14,100	$10,434
Alexander & Baldwin, Inc.(a)	2,500	110,075
American Commercial Lines, Inc.(a)*	12,000	127,680
Arkansas Best Corp.(a)	6,300	212,247
Atlas Air Worldwide Holdings, Inc.*	5,300	213,643
Bristow Group, Inc.(a)*	5,200	175,968
Celadon Group, Inc.*	5,610	64,347
Con-way, Inc.	4,400	194,084
Covenant Transport, Inc., Class A(a)*	1,500	4,320
DMRC Corp.(c)*	1,257	14,650
Dynamex, Inc.*	2,300	65,458
Eagle Bulk Shipping, Inc.(a)	15,000	209,100
Forward Air Corp.(a)	6,850	186,526
Frozen Food Express Industries, Inc.	5,100	27,591
GATX Corp.	7,000	276,990
Genco Shipping & Trading Ltd.(a)	3,500	116,340
General Maritime Corp.(a)	6,900	134,412
Genesee & Wyoming, Inc., Class A*	8,625	323,610
Greenbrier Companies, Inc.(a)	4,100	79,991
Heartland Express, Inc.(a)	23,624	366,644
Horizon Lines, Inc., Class A(a)	7,400	73,038
Hub Group, Inc., Class A*	14,400	542,160
Knight Transportation, Inc.(a)	20,700	351,279
Marten Transport Ltd.*	4,300	83,893
Old Dominion Freight Line, Inc.*	8,952	253,700
Overseas Shipholding Group, Inc.	3,700	215,747
P.A.M. Transportation Services, Inc.*	3,196	34,996
Pacer International, Inc.	4,200	69,174
PHI, Inc.*	2,300	84,939
Quality Distribution, Inc.*	4,600	19,550
Saia, Inc.*	2,100	27,888
TAL International Group, Inc.(a)	8,600	179,052
Universal Truckload Services, Inc.(a)*	3,300	80,388
USA Truck, Inc.*	1,900	30,305
Werner Enterprises, Inc.(a)	17,675	383,724
YRC Worldwide, Inc.(a)*	6,900	82,524
		5,426,467
Utilities — 2.2%
Artesian Resources Corp., Class A	1,300	22,009
Avista Corp.	12,400	269,204
Black Hills Corp.	8,700	270,309
California Water Service Group(a)	4,300	165,550
Central Vermont Public Service Corp.	2,500	58,600
CH Energy Group, Inc.(a)	3,800	165,566
Chesapeake Utilities Corp.	1,564	51,941
Cleco Corp.	15,000	378,750
Connecticut Water Service, Inc.(a)	1,900	55,005
El Paso Electric Co.*	11,500	241,500
Empire District Electric Co.	7,700	164,395
Florida Public Utilities Co.	1,185	15,287
FuelCell Energy, Inc.(a)*	16,310	98,349
IDACORP, Inc.(a)	10,600	308,354
MGE Energy, Inc.	4,500	159,975
Middlesex Water Co.	2,337	40,827
Northwest Natural Gas Co.	6,800	353,600
NorthWestern Corp.	8,500	213,605
Ormat Technologies, Inc.(a)	8,800	319,704
Otter Tail Power Co.(a)	7,214	221,686
PNM Resources, Inc.	17,350	177,664
PowerSecure International, Inc.(a)*	4,200	25,452
SJW Corp.	4,400	131,868
Southwest Gas Corp.	10,200	308,652
Southwest Water Co.(a)	9,408	119,952
The Laclede Group, Inc.(a)	4,500	218,205
The York Water Co.	1,271	15,735
UIL Holdings Corp.	5,166	177,349
Unisource Energy Corp.	8,500	248,115
Unitil Corp.(a)	500	13,045
WGL Holdings, Inc.	11,600	376,420
		5,386,673
Waste Management — 0.4%
American Ecology Corp.	3,766	104,205
Casella Waste Systems, Inc., Class A*	8,200	96,268
Clean Harbors, Inc.*	4,100	276,955
Darling International, Inc.*	19,400	215,534
Rentech, Inc.(a)*	43,300	57,589
Waste Connections, Inc.*	6,975	239,243
WCA Waste Corp.*	7,300	34,237
		1,024,031
TOTAL COMMON STOCKS (Identified Cost $286,024,246)		248,250,186

RIGHTS & WARRANTS — 0.0%
Health Care - Drugs — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09(c)*	4,730	0
Fresenius Kabi Pharmaceuticals Holding, Inc. expires 12/31/10*	13,728	8,923
		8,923
Health Care - Products — 0.0%
Caliper Life Sciences, Inc., expires 6/15/11*	404	154

TOTAL RIGHTS & WARRANTS (Identified Cost $13,200)		9,077

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1	1
		2
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2)		2

COLLATERAL FOR SECURITIES ON LOAN — 40.7%
Short Term — 40.7%
State Street Navigator Prime Portfolio	101,028,005	101,028,005

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $101,028,005)		101,028,005

Total Investments — 140.7% (Identified Cost $387,065,453)#		349,287,270

Liabilities, Less Cash and Other Assets — 40.7%		(101,109,179)
Net Assets — 100.0%		$248,178,091

*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of the securities on loan was $100,125,383.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $98,650, which represents 0.04% of net assets.

#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $286,972,437. Net unrealized depreciation aggregated $38,713,172 of which $39,472,181 related to appreciated investment securities and $78,185,353 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Supplementary Notes to Schedules of Investments

1. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$248,160,613	$0
Level 2 - Other Significant Observable Inputs	98,652	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$248,259,265	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

2.  Lehman Brothers Bankruptcy and Default on Securities Lending

On September 15, 2008 Lehman Brothers (Lehman) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The securities lending agreement between Lehman and the Fund was terminated by Lehman’s bankruptcy filing and Lehman failed to return the securities borrowed.

At the time of Lehman’s default, the market value of the securities on loan was $1,884,096.  The original cost of the securities on loan was $2,819,085.  The Fund had a right to the collateral pledged by Lehman and exercised the right to use the collateral to repurchase the same security positions that were on loan and not returned.  For GAAP purposes, the transaction is treated as a sale and a purchase. The Fund recognizes a loss on the disposition of the original shares of $934,989 with a new basis and holding period for the identical securities purchased back into portfolio.

The IRS concluded in Revenue Procedure 2008-63 that the purchase of replacement securities will be considered a non-taxable (not as a sale and purchase) as long as the requirements under IRC Section 1058(b) are met.  The Fund has complied with all conditions under IRC Section 1058(b).

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 98.9%
Australia — 5.4%
Amcor Ltd.	173,933	$742,609
APN News & Media Ltd.(a)	48,103	122,085
Australia & New Zealand Banking Group Ltd.	276,960	4,105,846
AXA Asia Pacific Holdings Ltd.	149,930	596,267
BHP Steel Ltd.(a)	140,979	815,924
Boral Ltd.(a)	123,487	597,525
Caltex Australia Ltd.(a)	16,916	165,177
Commonwealth Bank of Australia(a)	151,829	5,116,259
Crown Ltd.	10,737	72,158
CSR Ltd.(a)	105,146	206,172
Downer EDI Ltd.	59,733	297,536
Foster’s Group Ltd.(a)	311,377	1,358,970
Goodman Fielder Ltd.	253,885	279,020
Insurance Australia Group Ltd.	180,121	583,892
John Fairfax Holdings Ltd.(a)	285,593	596,123
Macquarie Group Ltd.(a)	8,000	234,032
Metcash Ltd.(a)	80,731	253,405
National Australia Bank Ltd.	259,836	4,983,959
Oil Search Ltd.	35,788	158,456
OneSteel Ltd.(a)	156,346	568,629
Origin Energy Ltd.	189,336	2,411,643
Qantas Airways Ltd.	159,776	395,403
Santos Ltd.	79,294	1,197,452
Seven Network Ltd.(a)	9,500	47,320
Suncorp-Metway Ltd.	57,609	423,602
TABCORP Holdings Ltd.	114,054	728,629
Washington H Soul Pattinson & Co., Ltd.	11,161	95,304
		27,153,397
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG(a)	11,646	564,917
OMV AG	16,226	670,103
Wienerberger AG(a)	18,128	484,467
		1,719,487
Belgium — 0.5%
Delhaize Group	21,212	1,224,420
Dexia(a)	95,226	1,005,622
UCB SA	8,711	305,289
Umicore*	1,050	30
		2,535,361
Canada — 6.2%
Astral Media, Inc.	10,600	319,330
Bank of Montreal	14,337	621,576
Barrick Gold Corp.	53,300	1,959,714
BCE, Inc.	61,430	2,127,070
Biovail Corp.	12,400	118,162
Canadian Pacific Railway Ltd.(a)	29,965	1,613,457
Canadian Tire Corp., Class A	8,000	369,846
CGI Group, Inc.*	91,100	800,209
Domtar Corp.(a)*	50,200	236,341
Empire Co., Ltd, Class A	7,800	314,090
EnCana Corp.	15,353	984,423
Fairfax Financial Holdings Ltd.(a)	2,700	869,024
George Weston Ltd.	7,700	373,848
Gerdau Ameristeel Corp.(a)	22,700	219,525
Goldcorp, Inc.	64,900	2,049,441
Industrial Alliance Insurance and Financial Services, Inc.	20,285	646,885
ING Canada, Inc.(a)	5,100	173,031
Inmet Mining Corp.	2,400	112,222
Loblaw Companies Ltd.	18,800	526,804
Magna International, Inc., Class A	14,424	744,131
Manitoba Telecom Services, Inc.(a)	2,300	85,173
Manulife Financial Corp.	43,400	1,567,461
MDS, Inc.*	17,689	212,121
Methanex Corp.	5,100	100,326
Metro, Inc., Class A(a)	15,600	454,503
National Bank of Canada(a)	22,100	1,014,402
Onex Corp.	16,900	438,006
Petro-Canada	69,600	2,324,597
Power Corp. of Canada	25,300	744,750
Quebecor, Inc., Class B(a)	4,900	116,270
Sherritt International Corp.	48,300	259,295
Sun Life Financial, Inc.(a)	137,520	4,826,629
Telus Corp.	3,000	110,020
Thomson Reuters Corp.(a)	36,900	1,007,187
Toronto-Dominion Bank(a)	6,000	362,751
TransCanada Corp.(a)	38,446	1,384,541
Viterra, Inc.*	36,500	350,226
Yamana Gold Inc.	87,900	725,658
		31,263,045
Denmark — 1.3%
AP Moller - Maersk A/S	247	2,116,410
Carlsberg A/S	12,650	950,212
Danisco A/S(a)	12,180	676,986
Danske Bank	84,803	1,996,636
Jyske Bank A/S*	7,940	391,868
Sydbank	7,400	218,222
		6,350,334
Finland — 0.9%
Kesko Oyj	19,100	481,936
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	182,754
Outokumpu Oyj	27,400	426,701
Rautaruukki Oyj	8,300	162,681
Sampo Oyj, Class A(a)	42,897	955,546
Stora Enso Oyj	105,528	1,014,861
UPM-Kymmene Oyj	93,025	1,432,963
		4,657,442
France — 9.7%
Air France(a)	27,345	615,857
Axa	259,150	8,354,298
BNP Paribas SA(a)	157,621	14,665,681
Cap Gemini SA	11,658	544,980
Casino Guichard-Perrachon SA	4,781	421,753
Ciments Francais	2,017	207,323
CNP Assurances	5,341	597,571
Compagnie de Saint-Gobain(a)	46,018	2,342,039
Compagnie Generele des Etablissements Michelin, Class B	8,001	512,031
Credit Agricole SA	89,565	1,690,531
Credit Industriel et Commercial	518	72,937
France Telecom SA(a)	134,090	3,738,348
Lafarge SA	25,195	2,617,761
Lagardere S.C.A.	12,347	551,024
Natixis(a)	11,100	35,791
Pinault-Printemps-Redoute SA	10,843	957,042
PSA Peugoet Citroen	30,890	1,146,954
Renault SA	33,276	2,087,592
Safran SA(a)	10,298	178,351
Schneider Electric SA(a)	8,500	721,038
SCOR	14,662	280,770
Societe Generale	14,401	1,257,194
Valeo SA	6,106	182,698
Vivendi Universal SA	173,131	5,367,972
		49,147,536

	SHARES	VALUE
COMMON STOCKS (Continued)
Germany — 13.0%
Allianz AG	67,381	$9,134,644
Bayerische Motoren Werke AG	78,074	3,000,047
Bilfinger Berger AG	2,054	106,026
Commerzbank AG	104,017	1,523,196
DaimlerChrysler AG	203,087	10,122,866
Deutsche Bank AG	78,294	5,460,831
Deutsche Lufthansa AG	43,099	837,461
Deutsche Telekom AG	580,696	8,806,080
E. On AG	292,914	14,674,529
Fraport AG	2,733	161,625
Hannover Rueckversicherungs-AG	13,447	486,794
HeidelbergCement AG(a)	1,750	183,747
Hypo Real Estate Holding AG	3,032	17,717
Infineon Technologies AG*	140,994	777,232
Lanxess	1,160	31,622
Linde AG	10,710	1,138,255
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	7,622,363
Suedzucker AG(a)	4,706	68,251
Thyssen Krupp AG	45,036	1,333,574
TUI AG(a)	19,453	319,240
		65,806,100
Greece — 0.3%
Alpha Bank A.E.	4,356	93,229
EFG Eurobank Ergasias	11,581	207,094
Hellenic Petroleum SA	39,775	425,639
National Bank of Greece SA	19,964	787,089
		1,513,051
Hong Kong — 2.8%
Cathay Pacific Airways Ltd.(a)	235,000	396,384
Cheung Kong (Holdings) Ltd.	332,000	3,687,013
Cheung Kong Infrastructure Holdings Ltd.(a)	28,000	129,429
Dah Sing Financial Group(a)	19,600	81,767
Great Eagle Holdings Ltd.	22,929	50,189
Hang Lung Development Co., Ltd.(a)	174,000	542,178
Henderson Land Development Co., Ltd.	159,000	696,071
Hongkong and Shanghai Hotels Ltd.	67,467	65,326
Hopewell Holdings Ltd.	107,000	383,006
Hutchison Whampoa Ltd.	362,000	2,740,712
Kingboard Chemical Holdings Ltd.	50,000	168,352
MTR Corp.	130,390	380,268
New Asia Realty & Trust Co., Ltd.	50,000	25,752
New World Development Co., Ltd.	491,666	534,939
Sino Land Co., Ltd.(a)	322,856	353,350
Sun Hung Kai Properties Ltd.(a)	242,000	2,442,918
Tsim Sha Tsui Properties Ltd.	60,492	206,406
Wharf (Holdings) Ltd.	308,250	863,256
Wheelock and Co., Ltd.(a)	233,000	418,212
		14,165,528
Ireland — 0.1%
Bank of Ireland, ADR(a)	2,500	56,700
Irish Life & Permanent Plc	74,677	509,972
		566,672
Italy — 2.3%
Banca Monte dei Paschi di Siena SpA(a)	190,583	466,930
Banca Popolare di Milano	92,950	776,108
Banche Popolari Unite Scrl	83,061	1,803,431
Banco Popolare Scarl	18,470	283,213
Compagnia Assicuratrice Unipol SpA(a)	70,148	147,862
Fiat SpA(a)	74,800	986,869
Intesa Sanpaolo	167,058	904,444
Italcementi SpA(a)	10,703	130,961
Italmobiliare SpA	1,968	103,360
Milano Assicurazioni	25,000	109,388
Pirelli & Co. SpA	669,842	389,530
SAI SpA	23,500	547,295
Telecom Italia SpA	2,112,482	3,129,153
UniCredito Italiano SpA	481,967	1,762,751
		11,541,295
Japan — 13.4%
Aisin Seiki Co., Ltd.	12,000	286,038
ALPS Electric Co., Ltd.(a)	23,700	181,895
Amada Co., Ltd.(a)	51,000	272,982
Aoyama Trading Co., Ltd.	7,800	102,424
Asahi National Broadcasting Co., Ltd.	47	65,489
ASATSU-DK, Inc.(a)	3,400	96,130
Awa Bank Ltd.	29,000	166,176
Bank of Kyoto Ltd.(a)	35,000	346,927
Bank of Nagoya Ltd.	22,000	118,795
Bridgestone Corp.(a)	18,300	338,601
Canon Sales Co., Inc.	8,000	120,230
Chiba Bank Ltd.	85,000	428,491
Chudenko Corp.(a)	5,700	84,534
Chugoku Bank Ltd.(a)	26,000	358,595
Chuo Mitsui Trust Holdings, Inc.	94,000	488,058
Citizen Watch Co.(a)	13,000	88,728
Coca-Cola West Japan Co., Ltd.(a)	8,000	180,119
COMSYS Holdings Corp.(a)	9,000	76,466
Cosmo Oil Co., Ltd.	56,000	131,105
CSK Holdings Corp.(a)	8,200	118,437
Dai Nippon Printing Co., Ltd.	123,000	1,647,664
Dai-Tokyo Fire and Marine Insurance Co., Ltd.(a)	90,900	436,780
Daicel Chemical Industries Ltd.(a)	45,000	199,660
Dainippon Pharmaceutical Co., Ltd.(a)	24,000	194,619
Daishi Bank Ltd.	40,000	155,197
Daiwa House Co., Ltd.(a)	99,000	923,365
Dowa Fire & Marine Insurance Co., Ltd.	24,000	129,595
Ebara Corp.(a)	49,000	127,207
Elpida Memory, Inc.(a)*	13,700	248,186
Fuji Electric Co., Ltd.(a)	60,000	141,603
Fuji Heavy Industries Ltd.(a)	87,000	427,896
Fuji Photo Film	95,000	2,412,442
Fujikura Ltd.	83,000	314,198
Fukuoka Financial Group, Inc.(a)	124,000	443,651
Futaba Industrial Co., Ltd.(a)	7,300	89,656
Glory Ltd.	7,800	175,984
Gunma Bank Ltd.	52,000	290,607
GUNZE Ltd.	29,000	112,244
Hachijuni Bank Ltd.	68,000	353,705
Hakuhodo DY Holdings, Inc.(a)	2,090	102,596
Hankyu Department Stores, Inc.(a)	18,000	107,901
Hankyu Hanshin Holdings, Inc.(a)	140,000	640,989
Heiwa Corp.(a)	4,000	30,964
Higo Bank Ltd.	29,000	163,986
Hiroshima Bank Ltd.	26,000	94,005
Hitachi Cable Ltd.(a)	25,000	84,018
Hitachi Ltd.	732,000	4,961,541
Hitachi Maxell Ltd.	5,000	52,818
Hitachi Software Engineering Co., Ltd.(a)	4,200	72,914
Hitachi Transport System Ltd.(a)	12,000	149,193
Hokkoku Bank Ltd.(a)	38,000	140,980
House Foods Corp.(a)	9,800	143,212
Hyakugo Bank Ltd.	31,000	172,661
Hyakujushi Bank Ltd.	35,000	192,627
INPEX Holdings, Inc.	1	8,458

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Itoham Foods, Inc.	13,000	$60,011
Iyo Bank Ltd.(a)	34,000	365,260
Joyo Bank Ltd.	110,000	489,097
Juroku Bank Ltd.(a)	33,000	123,364
Kagoshima Bank Co., Ltd.	22,000	148,910
Kamigumi Co., Ltd.	37,000	273,841
Kandenko Co., Ltd.	14,000	79,298
KANEKA CORP.(a)	55,000	299,065
Kansai Paint Co., Ltd.	21,000	128,264
Keiyo Bank	24,000	112,603
Kinden Corp.	23,000	215,388
Kissei Pharmaceutical Co., Ltd.	4,000	86,850
Komori Corp.	8,000	105,957
Kuraray Co., Ltd.	49,000	476,909
Kyocera Corp.(a)	28,500	2,120,079
Mabuchi Motor Co., Ltd.(a)	2,300	103,351
Marui Co., Ltd.(a)	45,400	334,296
Meiji Dairies Corp.(a)	31,000	163,589
Meiji Seika Kaisha Ltd.(a)	47,000	212,083
Mitsubishi Heavy Industries Ltd.(a)	118,000	496,819
Mitsubishi Logistics Corp.(a)	14,000	174,323
Mitsubishi Rayon Co., Ltd.(a)	69,000	167,403
Mitsubishi UFJ Financial Group, Inc.	201,400	1,697,821
Mitsui Chemicals, Inc.(a)	128,000	553,422
Mitsui Mining & Smelting Co., Ltd.(a)	61,000	139,932
Mitsui Sumitomo Insurance Group Holdings, Inc.*	66,600	2,194,223
Musashino Bank Ltd.(a)	3,900	110,818
Nagase & Co., Ltd.	15,000	137,780
NEC Corp.(a)	374,000	1,553,479
NGK Spark Plug Co., Ltd.(a)	9,000	86,321
Nippon Express Co., Ltd.	126,000	551,912
Nippon Kayaku Co., Ltd.(a)	11,000	65,109
Nippon Meat Packers, Inc.(a)	27,000	403,738
Nippon Mining Holdings, Inc.	163,000	644,737
Nippon Mitsubishi Oil Corp.(a)	271,000	1,343,104
Nippon Paint Co., Ltd.(a)	32,000	128,689
Nippon Paper Group, Inc.(a)	142	410,195
Nippon Sheet Glass Co., Ltd.(a)	82,000	414,141
Nippon Shokubai Co., Ltd.	13,000	82,101
Nippon Television Network Corp.	1,030	96,748
Nipponkoa Insurance Co., Ltd.	59,000	320,816
Nipro Corp.(a)	3,000	50,552
Nissan Motor Co., Ltd.(a)	146,300	962,627
Nisshin Flour Milling Co., Ltd.(a)	25,500	338,219
Nisshin Steel Co., Ltd.(a)	126,000	237,893
Nisshinbo Industries, Inc.(a)	23,000	219,296
Obayashi Corp.(a)	102,000	503,597
Oji Paper Co.(a)	173,000	860,672
Onward Kashiyama Co., Ltd.	20,000	205,607
Panasonic Corp.	245,000	4,151,562
Panasonic Electric Works Co.(a)	53,000	460,304
Pioneer Corp.(a)	21,500	138,625
Q.P. Corp.(a)	13,000	120,636
Rengo Co., Ltd.(a)	31,000	207,486
ROHM CO., LTD.	18,700	1,007,996
San-In Godo Bank Ltd.	22,000	168,847
Sanwa Shutter Corp.	26,000	96,705
Sapporo Hokuyo Holdings, Inc.	44	215,161
SEGA SAMMY Holdings, Inc.(a)	7,500	66,837
Seiko Epson Corp.(a)	17,200	392,127
Seino Transportation Co., Ltd.	23,000	107,260
Sekisui Chemical Co., Ltd.(a)	74,000	433,815
Sekisui House Ltd.	94,000	846,559
Shiga Bank Ltd.(a)	30,000	187,199
Shimachu Co., Ltd.	6,600	147,041
Shimizu Corp.(a)	72,000	335,089
Shinko Securities Co., Ltd.(a)	72,000	195,752
Sohgo Security Services Co., Ltd.(a)	7,900	82,930
Sojitz Corp.	215,900	485,077
Sumitomo Bakelite Co., Ltd.(a)	55,000	230,530
Sumitomo Corp.(a)	62,700	568,816
Sumitomo Electric Industries Ltd.(a)	53,000	566,874
Sumitomo Forestry Co., Ltd.(a)	20,000	114,226
Sumitomo Rubber Industries, Ltd.(a)	22,100	192,355
Suzuken Co., Ltd.	7,200	218,182
Taiheiyo Cement Corp.	157,000	223,799
Taisei Corp.(a)	203,000	521,250
Taisho Pharmaceutical Co., Ltd.(a)	14,000	274,238
Taiyo Yuden Co., Ltd.(a)	11,000	105,504
Teijin Ltd.(a)	173,000	509,544
The 77 Bank Ltd.	42,000	206,174
The Bank of Iwate Ltd.(a)	2,000	117,814
The Fuji Fire & Marine Insurance Co.	32,000	71,897
The Nanto Bank Ltd.(a)	29,000	151,392
The Nishi-Nippon City Bank, Ltd.	89,000	215,085
The Ogaki Kyoritsu Bank Ltd.	29,000	151,666
The Shizuoka Bank Ltd.(a)	93,000	895,497
The Sumitomo Trust & Banking Co., Ltd.	180,000	1,138,488
The Yamanashi Chuo Bank Ltd.	20,000	97,612
The Yasuda Fire & Marine Insurance Co., Ltd.	151,000	1,235,882
The Yokohama Rubber Co., Ltd.	30,000	158,879
Toda Corp.(a)	30,000	118,663
Tokio Marine Holdings, Inc.	136,500	4,819,315
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	173,113
Toppan Printing Co., Ltd.(a)	104,000	803,096
Toshiba Tec Corp.	24,000	92,892
Tostem Corp.	55,100	686,604
Toyo Ink Manufacturing Co., Ltd.	23,000	66,874
Toyo Seikan Kaisha Ltd.(a)	35,400	534,024
Toyobo Co., Ltd.(a)	68,000	111,696
Toyota Auto Body Co., Ltd.	11,200	198,773
Uny Co., Ltd.(a)	23,000	229,284
Wacoal Corp.(a)	16,000	175,663
Yamaguchi Financial Group, Inc.	18,000	214,104
Yamaha Corp.(a)	26,200	441,984
Yamazaki Baking Co., Ltd.(a)	17,000	203,653
		67,726,101
Netherlands — 5.1%
Aegon NV	328,127	2,864,520
ArcelorMittal(a)	126,750	6,268,771
DSM NV	39,655	1,862,417
European Aeronautic Defense and Space Co.(a)	38,628	652,682
ING Groep NV	320,953	6,747,134
Koninklijke (Royal) Philips Electronics NV	257,672	6,924,326
Koninklijke Ahold NV	17,990	205,864
Randstad Holding NV	82	2,131
SNS Reaal	7,153	80,171
		25,608,016
New Zealand — 0.1%
Contact Energy Ltd.(a)	59,330	310,250
Fletcher Building Ltd.(a)	14,561	64,751
		375,001
Norway — 0.8%
Den Norske Bank ASA	169,100	1,274,515
Norsk Hydro ASA(a)	101,600	668,319

	SHARES	VALUE
COMMON STOCKS (Continued)
Norway (Continued)
Orkla ASA(a)	218,300	$1,960,323
Storebrand ASA(a)	34,900	202,022
		4,105,179
Portugal — 0.1%
Banco Comercial Portugues SA(a)	67,961	109,281
Banco Espirito Santo SA(a)	49,591	604,000
		713,281
Singapore — 1.6%
Capitaland Ltd.	100,000	213,471
DBS Group Holdings Ltd.	257,000	3,008,448
Fraser & Neave Ltd.(a)	226,500	560,937
Jardine Cycle & Carriage Ltd.	29,302	318,889
Neptune Orient Lines Ltd.(a)	97,000	121,127
Oversea-Chinese Banking Corp., Ltd.	195,000	975,374
Singapore Airlines Ltd.	163,340	1,620,353
Singapore Land Ltd.	33,000	110,503
United Industrial Corp., Ltd.	90,000	128,710
United Overseas Bank Ltd.	51,700	605,923
United Overseas Land Ltd.	153,000	265,771
Venture Corp. Ltd.	36,000	193,380
		8,122,886
Spain — 6.0%
Acciona SA(a)	8,496	1,271,645
Acerinox SA(a)	34,212	605,043
Azucarera Ebro Agricolas SA(a)	22,833	358,151
Banco de Sabadell SA(a)	226,796	1,740,404
Banco Espanol de Credito SA(a)	17,691	236,643
Banco Pastor SA(a)	22,568	192,250
Banco Santander Central Hispano SA	1,259,886	18,626,817
Corp. Mapfre SA(a)	40,706	175,960
Fomento de Construcciones y Contratas SA(a)	3,449	154,044
Gas Natural SDG SA	15,200	558,174
Grupo Ferrovial SA(a)	11,325	514,104
Iberia Lineas Aereas de Espana SA(a)	99,500	239,573
Repsol-YPF SA	178,421	5,250,617
Sacyr Vallehermoso SA(a)	9,200	150,138
		30,073,563
Sweden — 2.8%
Electrolux AB(a)	42,200	484,237
Mo Och Domsjoe AB (MoDo) Series B(a)	10,400	332,201
Nordea AB	401,950	4,690,381
Skandinaviska Enskilda Banken AB Series A(a)	46,300	697,831
SSAB Svenskt Stal AB Series A	24,000	371,223
SSAB Svenskt Stal AB Series B(a)	3,900	52,327
Svenska Cellulosa AB (SCA) Series B	103,400	1,074,914
Svenska Handelsbanken AB Series A	50,200	1,097,899
Swedbank AB, Class A(a)	26,700	337,112
Tele2 AB, Class B	59,800	668,986
Telefonaktiebolaget LM Ericsson, ADR(a)	96,600	910,938
TeliaSonera AB	429,250	2,414,917
Volvo AB Series A(a)	33,800	280,856
Volvo AB Series B	91,100	806,137
		14,219,959
Switzerland — 6.0%
Adecco SA	20,861	899,236
Baloise Holdings Ltd.	14,302	961,050
Banque Cantonale Vaudoise	1,400	416,272
Credit Suisse Group	239,579	10,682,684
Ems-Chemie Holding AG *	82	9,518
Givaudan SA	1,211	1,006,912
Helvetia Patria Holding	1,240	310,249
Holcim Ltd.	48,353	3,499,770
Swiss Life Holding(a)*	5,438	781,855
Swiss Re	58,277	3,160,945
UBS AG*	21,123	348,432
Valiant Holding	2,700	478,912
Zurich Financial Services	27,475	7,512,600
		30,068,435
United Kingdom — 20.2%
Alliance & Leicester Group Treasury Plc	11,000	52,433
Amlin Plc	54,900	307,867
Anglo American Plc	14,654	483,928
Arriva Plc	12,620	155,470
Associated British Foods Plc	101,883	1,287,778
Aviva Plc	627,404	5,361,291
BAE Systems Plc	134,712	988,062
Barclays Plc	668,426	3,885,236
Barclays Plc, ADR(a)	34,600	854,620
BP Plc, ADR	5,800	290,986
British Airways Plc	173,882	520,669
Cable & Wireless Plc	341,025	1,004,766
Carnival Plc(a)	12,100	375,100
Carnival Plc, ADR(a)	39,675	1,173,188
EasyJet Plc(a)*	57,000	319,644
Enterprise Inns Plc	10,584	33,633
Friends Provident Plc	332,054	556,262
GKN Plc	193,076	672,839
HBOS Plc	329,262	717,470
HSBC Holdings Plc	623,211	9,996,335
HSBC Holdings Plc, ADR(a)	70,300	5,682,349
International Power Plc	150,973	972,274
Investec Plc	45,000	242,136
ITV Plc	345,478	258,316
J Sainsbury Plc	382,022	2,366,729
Kingfisher Plc	561,763	1,317,103
Ladbrokes Plc	22,340	74,172
Legal & General Group Plc	1,343,920	2,392,513
Meggitt Plc	145,721	484,466
Millennium & Copthorne Hotels Plc	43,773	189,557
Mondi Plc	100,558	461,867
Old Mutual Plc	429,591	588,880
Pearson Plc	168,084	1,795,389
Pearson Plc, ADR(a)	68,000	741,200
Rexam Plc	153,847	1,076,372
Rolls-Royce Group Plc*	49,293	295,292
Royal & Sun Alliance Insurance Group Plc	708,526	1,879,416
Royal Bank of Scotland Group Plc	1,854,436	5,909,432
Royal Dutch Shell Plc	161,988	4,550,622
Royal Dutch Shell Plc, ADR(a)	124,300	7,096,287
SABMiller Plc	37,870	732,160
Schroders Plc	29,172	526,086
Schroders Plc	18,000	272,218
Standard Life Plc	70,000	299,082
Thomas Cook Group Plc	136,559	538,487
Thomson Reuters Plc	20,100	444,067
Tomkins Plc, ADR(a)	46,700	516,969
Vodafone Group Plc	10,893,390	23,795,153
Whitbread Plc	38,867	732,062
William Morrison Supermarkets Plc	586,840	2,700,605
WPP Group Plc	201,712	1,608,758
Xstrata	80,556	2,460,912
		102,038,508
TOTAL COMMON STOCKS (Identified Cost $520,993,342)		499,470,177

	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 0.8%
United States — 0.8%
Other — 0.8%
SSgA Government Money Market Fund, 4.183%, 12/31/08	1	$1
SSgA Money Market Fund, 2.180%, 12/31/08	4,061,002	4,061,002
		4,061,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,061,003)		4,061,003

COLLATERAL FOR SECURITIES ON LOAN — 18.1%
Short Term — 18.1%
State Street Navigator Prime Portfolio	91,456,482	91,456,482
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $91,456,482)		91,456,482

Total Investments — 117.8% (Identified Cost $616,510,827)#		594,987,662

Cash and Other Assets, Less liabilities — (17.8%)		(89,995,866)
Net Assets — 100.0%		$504,991,796

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of the securities loaned was $87,345,103.
*	Non-income producing security.
#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $525,092,062. Net unrealized depreciation aggregated $21,560,882 of which $64,312,157 related to appreciated investment securities and $85,873,039 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Supplementary Notes to Schedules of Investments

1.  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$499,470,177	$0
Level 2 - Other Significant Observable Inputs	$4,061,003	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$503,531,180	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

2.  Lehman Brothers Bankruptcy and Default on Securities Lending

On September 15, 2008 Lehman Brothers (Lehman) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The securities lending agreement between Lehman and the Fund was terminated by Lehman’s bankruptcy filing and Lehman failed to return the securities borrowed.

At the time of Lehman’s default, the market value of the securities on loan was $349,184.  The original cost of the securities on loan was $386,901.  The Fund had a right to the collateral pledged by Lehman and exercised the right to use the collateral to repurchase the same security positions that were on loan and not returned.  For GAAP purposes, the transaction is treated as a sale and a purchase. The Fund recognizes a loss on the disposition of the original shares of $37,717 with a new basis and holding period for the identical securities purchased back into portfolio.

The IRS concluded in Revenue Procedure 2008-63 that the purchase of replacement securities will be considered a non-taxable (not as a sale and purchase) as long as the requirements under IRC Section 1058(b) are met.  The Fund has complied with all conditions under IRC Section 1058(b).

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
MUTUAL FUNDS — 100.2%
Other — 100.2%
DFA International Small Company Portfolio	14,301,394	$188,063,337

TOTAL MUTUAL FUNDS (Identified Cost $178,919,585)		188,063,337

Total Investments — 100.2% (Identified Cost $178,919,585)#		188,063,337

Liabilities, Less Cash and Other Assets — (0.2%)		(333,134)
Net Assets — 100.0%		$187,730,203

#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $178,919,585. Net unrealized appreciation aggregated $9,143,752 which related solely to appreciated investment securities.

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$188,063,337	$0
Level 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$188,063,337	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 96.6%
Brazil — 5.8%
Aracruz Celulose SA, ADR	4,500	$165,195
Banco Bradesco SA, ADR	23,006	370,397
Banco Itau Holding Financeira SA, ADR	13,700	239,750
Braskem SA, ADR	10,100	110,494
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	122,360
Empresa Brasileira de Aeronautica S.A., ADR	3,000	81,030
JBS SA	13,700	33,766
Net Servicos de Comunicacao SA, ADR	3,800	33,364
Perdigao SA, ADR	5,200	203,528
Sadia SA, ADR	14,333	134,300
Ultrapar Participacoes SA, ADR	7,600	190,152
Unibanco - Uniao de Bancos Brasileiros S.A.	20,100	203,278
Usinas Siderugicas de Minas Gerais S.A.	4,000	79,763
Votorantim Celulose e Papel SA, ADR	8,900	137,149
		2,104,526
Chile — 4.3%
Banco de Credito e Inversiones	2,492	63,589
Cementos Bio-Bio SA	17,765	32,380
Compania de Telecomunicaciones de Chile SA, ADR	18,700	127,347
Compania SudAmericana de Vapores SA, ADR	33,993	35,935
Corpbanca SA, ADR	1,900	45,676
Cristalerias de Chile	4,091	31,325
Distribucion y Servicio D&S SA, ADR	2,100	46,494
Empresas CMPC SA	8,465	254,559
Empresas Copec SA	28,567	325,424
Enersis SA, ADR	29,100	474,912
Industrias Forestales SA	163,876	29,869
Madeco SA, ADR	4,000	32,640
Masisa SA	353,117	51,167
		1,551,317
China — 10.4%
Bank of China Ltd., H Shares	1,758,000	667,757
Beijing Capital International Airport Co., Ltd., H Shares	78,000	63,272
Beijing Enterprises Holdings Ltd.	36,500	136,291
BYD Co. Ltd., H Shares	15,500	25,626
Chaoda Modern Agriculture Holdings Ltd.	140,725	117,415
China Everbright Holdings Co., Ltd.	54,000	83,575
China Foods Ltd.	138,000	43,356
China Petroleum & Chemical Corp., ADR	1,100	86,163
China Resources Enterprise Ltd.	92,000	220,095
China Shipping Container Lines Co., Ltd., H Shares	130,200	21,794
China Travel International Investment Hong Kong Ltd.	162,000	36,086
China Unicom Ltd.	34,200	517,104
China Unicom Ltd., ADR	42,000	62,623
Citic Pacific Ltd.	100,000	287,132
CNPC Hong Kong Ltd.	120,000	50,216
Cosco Pacific Ltd.	76,000	85,723
Dalian Port (PDA) Co., Ltd., H Shares	128,000	43,675
Denway Motors Ltd., H Shares	390,000	121,523
Dongfeng Motor Group Co., Ltd., H Shares	202,000	72,306
Great Wall Motor Co. Ltd., H Shares	21,000	8,761
Guangshen Railway Co., Ltd., Class A	3,500	84,700
Harbin Power Equipment Co., Ltd., H Shares	34,000	23,771
HKC Holdings Ltd.	231,000	19,036
Hopson Development Holdings Ltd.	36,000	18,031
Hunan Non-Ferrous Metal Corp., Ltd., H Shares	96,000	11,866
Maanshan Iron & Steel Co., Ltd., H Shares	128,000	39,225
Minmetals Resources Ltd.	60,000	9,116
Neo-China Land Group holdings Ltd.(a)	42,500	27,854
PetroChina Co., Ltd., ADR	2,300	236,279
PICC Property & Casualty Co. Ltd., H Shares*	146,000	57,524
Semiconductor Manufacturing International Corp.*	994,000	29,949
Semiconductor Manufacturing International Corp., ADR*	7,700	11,473
Shanghai Electric Group Co., Ltd., H Shares*	192,000	57,107
Shanghai Industrial Holdings Ltd.	35,000	78,865
Shenzhen International Holdings Ltd.	297,500	16,280
Shenzhen Investment Ltd.	122,000	17,751
Shimao Property Holdings Ltd.	113,500	64,010
Sinopec Shanghai Petrochemical Co., Ltd., ADR	1,300	28,886
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares*	98,000	8,202
Sinotrans Ltd., H Shares	106,000	20,336
TPV Technology Ltd.	118,000	35,705
Travelsky Technology Ltd., H Shares	42,000	21,145
Weiqiao Textile Co., Ltd., H Shares	60,000	29,202
ZTE Corp., H Shares	14,280	53,138
		3,749,944
Czech Republic — 1.3%
Telefonica O2 Czech Republic AS	16,037	372,829
Unipetrol AS	7,412	80,639
		453,468
Hungary — 3.6%
Egis Gyogyszergyar Nyrt.	2,283	149,380
Fotex Nyrt.*	10,261	31,812
MOL Hungarian Oil and Gas Nyrt.	2,700	243,600
OTP Bank Nyrt*	15,639	554,768
Pannonplast Nyrt.*	6,825	44,696
RABA Automotive Holding Nyrt.*	4,692	33,234
Richter Gedeon Nyrt.	1,302	235,354
		1,292,844
India — 10.5%
Aditya Birla Nuvo Ltd.	2,706	54,443
Ambuja Cements Ltd.	29,366	48,896
Amtek Auto Ltd.	7,584	26,645
Ashok Leyland Ltd.	33,000	18,655
Axis Bank Ltd.	10,600	163,238
Bajaj Auto Ltd.	1,407	18,272
Bajaj Finserv Ltd.	1,407	11,386
Bajaj Holdings and Investments Ltd.	1,407	13,486
Bharat Forge Ltd.	6,809	26,676
Bhushan Steel Ltd.	1,498	21,131
Biocon Ltd.	7,086	27,460
Cadila Healthcare Ltd.	6,343	41,868
Cairn India Ltd.*	21,800	99,798
Dr. Reddy’s Laboratories Ltd., ADR	13,900	154,985
Federal Bank Ltd.	9,627	42,226
HCL Infosystems Ltd.	7,658	17,105
HCL Technologies Ltd.	7,597	31,786
HDFC Bank Ltd., ADR	1,900	161,405
ICICI Bank Ltd., ADR	34,110	802,267
India Cements Ltd.	9,576	25,273
Indian Hotels Co., Ltd.	17,371	24,781
Industrial Development Bank of India Ltd.	16,131	25,606

	SHARES	VALUE
COMMON STOCKS (Continued)
India (Continued)
Infrastructure Development Finance Co. Ltd.	35,420	$54,339
IVRCL Infrastructures & Projects Ltd.	2,900	14,446
Jet Airways India Ltd.*	2,652	22,869
Jindal Saw Ltd.	2,323	27,946
JSW Steel Ltd.	3,318	33,417
Karnataka Bank Ltd.	7,763	19,571
LIC Housing Finance Ltd.	4,074	24,718
Mahindra & Mahindra Ltd.	11,408	123,650
Maruti Suzuki India Ltd.	5,060	74,879
Nirma Ltd.	5,800	14,591
Oriental Bank Of Commerce	7,526	23,829
Patni Computer Systems Ltd., ADR	3,300	25,575
Petronet LNG Ltd.	25,514	28,276
Reliance Industries Ltd., GDR, 144A	7,815	635,359
State Bank of India	1,500	47,014
Sterlite Industries (India) Ltd., ADR	16,622	149,764
Syndicate Bank	19,381	26,885
Tata Chemicals Ltd.	6,115	29,537
Tata Communications Ltd., ADR	3,800	80,294
Tata Motors Ltd., ADR	21,700	166,222
Tata Steel Ltd.	13,302	120,657
Tata Tea Ltd.	2,924	41,505
The Great Eastern Shipping Co., Ltd.	5,045	32,226
The Jammu & Kashmir Bank Ltd.	2,469	23,473
Wockhardt Ltd.	5,285	17,414
Zee Entertainment Enterprises Ltd.	18,414	78,808
		3,794,652
Indonesia — 2.8%
PT Astra International Tbk	264,000	478,728
PT Bank Danamon Indonesia Tbk	207,000	107,561
PT Bank Pan Indonesia Tbk*	852,000	68,666
PT Global Mediacom Tbk	290,000	13,839
PT Gudang Garam Tbk	102,500	64,130
PT Indocement Tunggal Prakarsa Tbk	61,000	38,812
PT Indofood Sukses Makmur Tbk	673,000	139,881
PT Medco Energi Internasional Tbk*	254,000	97,641
		1,009,258
Israel — 2.8%
Azorim Investment Development & Construction Company Ltd.	3,735	24,871
Bank Hapoalim B.M.	96,637	297,430
Bank Leumi Le-Israel	105,246	372,667
Clal Insurance Enterprise Holdings Ltd.	1,809	25,435
Discount Investment Corp.	2,953	54,864
Elron Electronic Industries Ltd.*	3,431	17,073
IDB Development Corp., Ltd.	482	6,523
Koor Industries Ltd.	1,601	66,177
Migdal Insurance & Financial Ltd Holdings	36,000	38,729
Mizrahi Tefahot Bank Ltd.	13,216	84,052
Retalix Ltd.*	2,522	29,453
		1,017,274
Korea — 12.0%
Cheil Industries, Inc.	1,340	57,399
CJ Corp.*	452	17,414
Daegu Bank	5,580	48,544
Daelim Industrial Co., Ltd.	919	54,746
Daewoo Motor Sales Corp.	1,240	21,935
Daishin Securities Co.	1,020	15,381
Dongkuk Steel Mill Co., Ltd.	1,440	42,951
GS Holdings Corp.	2,000	49,961
Hana Financial Group, Inc.	4,820	110,022
Hanjin Shipping Co., Ltd.	2,860	64,098
Hankook Tire Co., Ltd.	4,150	57,078
Hanwha Chemical Corp.	2,098	18,773
Honam Petrochemical Corp.	640	35,793
Hynix Semiconductor, Inc.*	6,481	103,904
Hyosung Corp.	1,070	55,231
Hyundai Department Store Co., Ltd.	765	58,312
Hyundai Mobis	671	51,092
Hyundai Motor Co.	6,701	408,073
Hyundai Securities Co., Ltd.	2,047	19,674
Hyundai Steel Co.	1,280	62,041
KB Financial Group, Inc., ADR*	14,500	662,505
KCC Corp.	167	50,918
Kia Motors Corp.*	7,260	88,122
Korea Exchange Bank	7,790	70,997
Korea Investment Holdings Co., Ltd.	1,510	39,409
Korea Zinc Co., Ltd.	53	4,159
Korean Air Lines Co., Ltd.	1,264	38,801
KT Freetel Co., Ltd.*	3,000	73,822
LG Chem Ltd.	930	70,812
LG Corp.	600	30,275
LG Dacom Corp.	2,090	36,191
LG Electronics, Inc.	1,144	102,367
Lotte Chilsung Beverage Co., Ltd.	40	29,164
Lotte Confectionery Co., Ltd.	20	17,101
Lotte Shopping Co., Ltd.	337	75,528
LS Cable Ltd.	680	44,509
Nong Shim Co., Ltd.	200	36,621
Pusan Bank	6,320	55,505
Samsung Corp.	3,630	155,492
Samsung Electronics Co., Ltd.	500	223,290
Samsung Electronics Co., Ltd., GDR, 144A	1,000	224,000
Samsung SDI Co., Ltd.*	1,260	89,989
Shinhan Financial Group Co., Ltd., ADR	7,103	506,160
SK Corp.	1,396	126,073
SK Energy Co., Ltd.	724	53,388
Ssangyong Cement Industrial Co., Ltd.*	3,330	23,728
Taihan Electric Wire Co., Ltd.	990	23,787
Woori Investment & Securities Co., Ltd.	3,490	52,338
		4,357,473
Malaysia — 3.7%
Affin Holdings Berhad	37,000	17,197
AMMB Holdings Berhad	157,612	135,521
Bandar Raya Developments Berhad	56,300	22,733
Batu Kawan Berhad	18,800	40,959
Berjaya Land Berhad	53,800	61,888
Boustead Holdings Berhad	29,600	39,037
DRB-Hicom Berhad	44,100	11,337
EON Capital Berhad	12,900	15,664
HAP Seng Consolidated Berhad	52,400	37,445
Hong Leong Financial Group Berhad	26,900	34,382
IGB Corp. Berhad	98,300	39,406
IJM Corp. Berhad*	59,400	81,098
KLCC Property Holdings Berhad	72,000	56,471
Kulim (Malaysia) Berhad	24,500	39,143
MISC Berhad	67,700	160,277
Mulpha International Berhad*	89,600	24,596
Oriental Holdings Berhad	30,300	47,529
OSK Holdings Berhad	65,200	26,894
OSK Property Holdings Berhad	11,854	1,997
Pos Malaysia & Services Holdings Berhad	38,700	20,235
PPB Group Berhad	54,800	136,104
Proton Holdings Berhad*	27,000	22,745
Sarawak Energy Bhd Berhad	74,900	51,565
Shell Refining Co. Berhad	8,600	26,231

	SHARES	VALUE
COMMON STOCKS (Continued)
Malaysia (Continued)
TA Enterprise Berhad	92,600	$21,250
YTL Corp. Berhad	82,100	149,056
		1,320,760
Mexico — 11.1%
Alfa, SAB	31,400	140,782
Cemex SAB de CV, ADR*	67,038	1,154,394
Coca-Cola Femsa, SAB de CV, ADR	3,000	151,380
Controladora Comercial Mexicana SA de CV	28,500	65,578
Corporacion GEO SAB de CV, Series B*	34,571	78,633
Embotelladoras Arca SA	37,923	112,315
Empresas ICA SAB de CV, ADR*	8,900	101,994
Fomento Economico Mexicano, SAB de CV	20,700	789,498
Gruma SAB, ADR*	6,700	53,600
Grupo Aeroportuario del Pacifico SA de CV, ADR	5,600	143,136
Grupo Aeroportuario del Sureste SAB de CV	1,900	94,354
Grupo Carso SAB de CV, Series A1	31,717	120,815
Grupo Cementos de Chihuahua, SA de CV	17,800	69,749
Grupo Continental S.A.B.	26,700	56,983
Grupo Financiero Inbursa, SA de CV	181,900	623,263
Industrias CH, SA, Series B*	22,900	84,308
Organizacion Soriana SAB de CV*	53,700	160,998
		4,001,780
Philippines — 0.5%
Filinvest Land, Inc.	2,864,000	38,349
First Philippine Holdings Corp.	45,700	18,941
Metropolitan Bank & Trust Co.	127,000	89,075
Universal Robina Corp.	100,000	20,191
		166,556
Poland — 2.9%
Agora SA	3,752	42,622
Asseco Poland SA	3,365	86,357
Bank Pekao SA	2,547	180,465
Bank Przemyslowo-Handlowy BPH*	772	22,069
Echo Investment SA*	13,010	21,575
Grupa Lotos SA*	4,590	51,152
KGHM Polska Miedz SA	5,250	108,722
Kredyt Bank SA	9,268	52,642
Orbis SA	4,225	93,188
Polski Koncern Naftowy Orlen SA	28,637	408,422
		1,067,214
South Africa — 10.5%
AECI Ltd.	6,832	50,502
African Rainbow Minerals Ltd.	7,459	140,576
ArcelorMittal South Africa Ltd.	13,819	272,399
Aveng Ltd.	26,751	200,958
AVI Ltd.	16,387	29,446
Barloworld Ltd.	8,688	67,354
Caxton & CTP Publishers & Printers Ltd.	18,814	26,458
DataTec Ltd.*	6,000	18,173
Eqstra Holdings Ltd.*	8,177	12,099
Freeworld Coatings Ltd.	9,215	8,739
Gold Fields Ltd.	44,100	422,919
Harmony Gold Mining Co., Ltd., ADR*	30,300	293,304
Imperial Holdings Ltd.	14,564	103,438
Investec Ltd.	18,085	103,251
JD Group Ltd.	4,910	17,557
Liberty Group Ltd.	8,197	66,011
Metropolitan Holdings Ltd.	33,235	43,941
Mondi Ltd.	10,541	57,014
Nampak Ltd.	46,702	78,699
Nedbank Group Ltd.	18,581	231,150
Sanlam Ltd.	210,284	444,839
Sappi Ltd., ADR	8,600	86,000
Sasol, ADR	13,600	577,864
Standard Bank Group Ltd.	19,360	217,641
Steinhoff International Holdings Ltd.	92,661	175,413
Telkom South Africa Ltd., ADR	1,000	51,000
		3,796,745
Taiwan — 9.4%
AU Optronics Corp., ADR	8,497	96,526
Cathay Real Estate Development Co., Ltd.	100,000	27,291
Chang Hwa Commercial Bank	106,000	52,388
Chi Mei Optoelectronics Corp.	266,574	170,278
China Airlines*	118,432	25,069
China Development Financial Holding Corp.	656,276	193,793
China Manmade Fibers Corp.*	89,000	13,279
China Motor Corp.	39,195	13,036
China Petrochemical Development Corp.*	72,000	16,830
China Synthetic Rubber Corp.	47,000	34,039
Chinatrust Financial Holding Co., Ltd.	280,912	149,312
Chunghwa Picture Tubes Ltd.	399,000	61,391
CMC Magnetics Corp.*	165,000	32,055
E.Sun Financial Holding Co., Ltd.	229,840	60,654
Elitegroup Computer System Co., Ltd.	39,610	8,865
EVA Airways Corp.*	177,000	43,739
Evergreen International Storage & Transport Corp.	67,000	31,655
Evergreen Marine Corp.	68,000	30,225
Far Eastern International Bank*	77,000	14,720
First Financial Holding Co., Ltd.	115,610	69,895
Formosa Taffeta Co., Ltd.	67,000	42,277
Fubon Financial Holding Co., Ltd.	251,000	175,934
Gigabyte Technology Co., Ltd.	27,000	13,596
Goldsun Development & Construction Co., Ltd.	47,586	12,587
Hua Nan Financial Holdings Co., Ltd.	119,340	71,593
Inventec Co., Ltd.	123,900	59,309
King Yuan Electronics Co., Ltd.	41,996	13,902
Lite-On Technology Corp.	76,380	64,696
Macronix International Co., Ltd.	176,803	50,120
Mega Financial Holding Co., Ltd.	613,000	273,427
Micro-Star International Co., Ltd.	72,741	32,107
Mitac International Corporation	63,439	30,170
Nanya Technology Corp.*	179,000	40,728
Pan-International Industrial Co.,	15,750	18,016
Ritek Corp.*	130,000	20,043
Shin Kong Financial Holding Co., Ltd.	197,399	66,881
Silicon Integrated Systems Corp.*	52,000	8,712
SinoPac Financial Holdings Co., Ltd.	443,000	119,936
Sunplus Technology Co., Ltd.	20,999	9,432
Ta Chong Bank Co., Ltd.*	171,000	37,951
Taichung Commercial Bank*	108,000	29,374
Tainan Spinning Co., Ltd.	56,000	12,481
Taishin Financial Holdings Co., Ltd.	260,000	50,026
Taiwan Business Bank*	120,000	28,758
Taiwan Cooperative Bank	228,505	123,587
Taiwan Glass Industrial Corp.	69,837	39,074
Tatung Co., Ltd.*	185,000	39,390
Teco Electric & Machinery Co., Ltd.	92,000	31,313
Ton Yi Industrial Corp.	59,000	22,099
United Microelectronics Corp.	887,513	282,766
Universal Scientific Industrial Co., Ltd.	32,115	10,232
Walsin Lihwa Corp.	149,000	39,506

	SHARES	VALUE
COMMON STOCKS (Continued)
Taiwan (Continued)
Walsin Technology Corp.	55,996	$17,580
Wan Hai Lines Ltd.	35,000	15,231
Waterland Financial Holdings	157,362	31,989
Winbond Electronics Corp.*	311,000	37,218
Wintek Corp.	57,000	22,236
Yageo Corp.	227,000	45,158
Yang Ming Marine Transport	68,514	23,213
Yieh Phui Enterprise	117,600	41,123
Yuen Foong Yu Paper Manufacturing Co., Ltd.	145,258	37,024
Yulon Motor Co., Ltd.	215,272	115,426
		3,401,261
Thailand — 3.0%
Bangkok Bank, PCL	109,000	328,449
Bangkok Expressway, PCL	63,900	29,826
Bank of Ayudhya, PCL	124,600	59,631
Charoen Pokphand Foods, PCL	681,600	81,752
Delta Electronics Thailand, PCL	70,600	33,162
Kasikornbank, PCL	55,000	102,363
Kiatnakin Bank, PCL	53,300	26,768
Krung Thai Bank, PCL	358,700	64,110
Precious Shipping, PCL	58,400	26,051
PTT Chemical, PCL	48,400	82,931
Regional Container Lines, PCL	53,300	20,785
Siam Commercial Bank, PCL	40,000	80,945
Thai Plastic & Chemical, PCL	75,800	39,636
Thai Union Frozen Products, PCL	68,600	39,721
Thanachart Capital, PCL	112,400	35,198
TMB Bank, PCL*	1,192,291	35,223
TPI Polene, PCL*	113,900	10,768
		1,097,319
Turkey — 2.0%
Aksigorta AS	14,835	51,127
Aygaz AS*	10,227	19,225
Dogan Sirketler Grubu Holding AS*	51,522	60,533
Eregli Demir ve Celik Fabrikalari TAS	32,447	165,196
Koc Holding AS*	18,739	57,536
Trakya Cam Sanayii AS*	14,924	14,846
Turk Sise ve Cam Fabrikalari AS*	41,186	50,648
Turkiye Is Bankasi	75,756	317,456
		736,567
TOTAL COMMON STOCKS (Identified Cost $49,503,476)		34,918,958

PREFERRED STOCK — 2.4%
Brazil — 2.4%
Klabin SA	30,000	61,772
Suzano Papel e Celulose SA	13,200	111,533
Telemar Norte Leste SA, Class A	5,200	158,174
Usinas Siderurgicas de Minas Gerais SA, Class A	24,825	522,910
		854,389
TOTAL PREFERRED STOCK (Identified Cost $1,022,559)		854,389

WARRANTS — 0.0%
Building & Construction — 0.0%
IJM Land Berhad expires 9/11/13*	5,940	388

TOTAL WARRANTS (Identified Cost $0)		388

SHORT-TERM INVESTMENTS — 1.3%
Other — 1.3%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	469,172	469,172
		469,174
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $469,174)		469,174
Total Investments — 100.3% (Identified Cost $50,995,209)#		36,242,909

Liabilities, Less Cash and Other Assets — (0.3%)		(91,124)
Net Assets — 100.0%		$36,151,785

(a)	Securities were fair valued by management. Total market value for such investments amounted to $27,854, which represents 0.08% of net assets.
*	Non-income producing security.
#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $50,995,209. Net unrealized depreciation aggregated $14,752,300 of which $628,577 related to appreciated investment securities and $15,380,877 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

GDR — Global Depository Receipt

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$35,745,881	$0
Level 2 - Other Significant Observable Inputs	497,028	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$36,242,909	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 98.8%
Real Estate Investment Trusts — 98.8%
Acadia Realty Trust	4,300	$108,704
Agree Realty Corp.	1,000	28,600
Alexander’s, Inc.*	600	240,000
Alexandria Real Estate Equities, Inc.	4,300	483,750
AMB Property Corp.	18,791	851,232
American Campus Communities, Inc.	4,674	158,355
American Land Lease, Inc.	700	13,601
Apartment Investment & Management Co.	16,675	583,959
Ashford Hospitality Trust	21,300	86,265
Associated Estates Realty Corp.	1,400	18,242
AvalonBay Communities, Inc.	13,316	1,310,561
BioMed Realty Trust, Inc.	12,400	327,980
Boston Properties, Inc.	15,311	1,434,028
Brandywine Realty Trust	14,900	238,847
BRE Properties, Inc.	7,650	374,850
Camden Property Trust	7,600	348,536
CBL & Associates Properties, Inc.	13,900	279,112
Cedar Shopping Centers, Inc.	5,900	77,998
Colonial Properties Trust	6,325	118,214
Corporate Office Properties Trust	6,200	250,170
Cousins Properties, Inc.	7,100	179,133
DCT Industrial Trust, Inc.	34,409	257,723
Developers Diversified Realty Corp.	22,900	725,701
DiamondRock Hospitality Co.	20,624	187,678
Digital Realty Trust, Inc.	10,210	482,423
Douglas Emmett, Inc.	23,138	533,794
Duke Realty Corp.	27,111	666,388
DuPont Fabros Technology Inc.	5,419	82,640
EastGroup Properties, Inc.	3,200	155,328
Education Realty Trust, Inc.	3,700	40,996
Entertainment Properties Trust	3,700	202,464
Equity Lifestyle Properties, Inc.	3,300	174,999
Equity One, Inc.	12,100	247,929
Equity Residential	36,500	1,620,965
Essex Property Trust, Inc.	3,600	425,988
Extra Space Storage, Inc.	18,900	290,304
Federal Realty Investment Trust	7,951	680,606
FelCor Lodging Trust, Inc.	9,100	65,156
Feldman Mall Properties, Inc.*	500	45
First Industrial Realty Trust, Inc.	6,200	177,816
First Potomac Realty Trust	3,100	53,289
General Growth Properties, Inc.	44,606	673,551
Glimcher Realty Trust	5,000	52,200
HCP, Inc.	25,487	1,022,793
Health Care REIT, Inc.	16,500	878,295
Healthcare Realty Trust, Inc.	7,100	206,965
Hersha Hospitality Trust	10,300	76,632
Highwoods Properties, Inc.	7,600	270,256
Home Properties, Inc.	4,600	266,570
Hospitality Properties Trust	17,300	354,996
Host Hotels & Resorts, Inc.	92,472	1,228,953
HRPT Properties Trust	50,200	345,878
Inland Real Estate Corp.	13,500	211,815
Kilroy Realty Corp.	4,700	224,613
Kimco Realty Corp.	40,331	1,489,827
Kite Realty Group Trust	3,200	35,200
LaSalle Hotel Properties	5,400	125,928
Lexington Realty Trust	10,000	172,200
Liberty Property Trust	16,585	624,425
Mack-Cali Realty Corp.	10,500	355,635
Maguire Properties, Inc.	6,700	39,932
Medical Properties Trust Inc.	10,100	114,635
Mid-America Apartment Communities, Inc.	3,400	167,076
Mission West Properties, Inc.	2,200	21,428
Monmouth Real Estate Investment Corp., Class A	2,147	16,725
National Retail Properties, Inc.	11,900	285,005
Nationwide Health Properties, Inc.	15,700	564,886
Omega Healthcare Investors, Inc.	11,300	222,158
One Liberty Properties, Inc.	1,000	17,670
Parkway Properties, Inc.	2,000	75,720
Pennsylvania Real Estate Investment Trust	5,200	98,020
Post Properties, Inc.	6,000	167,820
ProLogis	32,302	1,333,104
PS Business Parks, Inc.	2,600	149,760
Public Storage	22,053	2,183,468
Ramco-Gershenson Properties Trust	2,400	53,808
Realty Income Corp.	18,100	463,360
Regency Centers Corp.	10,900	726,921
Saul Centers, Inc.	2,600	131,404
Senior Housing Properties Trust	20,100	478,983
Simon Property Group, Inc.	29,571	2,868,387
SL Green Realty Corp.	8,200	531,360
Sovran Self Storage, Inc.	2,900	129,601
Strategic Hotels & Resorts, Inc.	11,700	88,335
Sun Communities, Inc.	2,400	47,544
Sunstone Hotel Investors, Inc.	8,500	114,750
Supertel Hospitality, Inc.	2,197	8,898
Tanger Factory Outlet Centers, Inc.	4,300	188,297
Taubman Centers, Inc.	7,123	356,150
The Macerich Co.	12,028	765,582
U-Store-It Trust	11,600	142,332
UDR, Inc.	24,600	643,290
UMH Properties, Inc.	700	4,865
Urstadt Biddle Properties	900	15,183
Urstadt Biddle Properties, Class A	2,100	39,375
Ventas, Inc.	27,439	1,356,035
Vornado Realty Trust	19,337	1,758,700
Washington Real Estate Investment Trust	6,400	234,432
Weingarten Realty Investors	14,400	513,648
Winthrop Realty Trust	12,190	47,541
		40,367,289
TOTAL COMMON STOCKS (Identified Cost $47,737,819)		40,367,289

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	323,974	323,974
		323,975
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $323,975)		323,975
Total Investments — 99.6% (Identified Cost $48,061,794)#		40,691,264

Cash and Other Assets, Less liabilities — 0.4%		165,472
Net Assets — 100.0%		$40,856,736

*	Non-income producing security.
#

At September 30, 2008 the aggregate cost of investment securities for income tax purposes was $48,061,794. Net unrealized depreciation aggregated $7,370,530 of which $1,309,534 related to appreciated investment securities and $8,680,064 related to depreciated investment securities.

Supplementary Notes to Schedules of Investments

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$40,367,289	$0
Level 2 - Other Significant Observable Inputs	323,975	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$40,691,264	$0

*Other financial instruments include futures, forwards and swap contracts.

THERE WERE NO LEVEL 3s, THEREFORE NO ROLLFORWARD WAS NEEDED

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security
#	Total or Partial Securities on Loan
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of September 30, 2008.
–	Amounts designated as – are either zero or rounded to zero.
§	Affiliated Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

September 30, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)

Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,389,221,881
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,007,370,055
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	732,447,990
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	587,941,527
Investment in the Canadian Small Company Series of the DFA Investment Trust Company	357,692,117
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,826,546,134)	4,074,673,570

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 10/01/08
(Collateralized by $38,545,000 FNMA 3.50%, 03/25/33, valued
at $5,972,370) to be repurchased at $5,921,319 (Cost $5,921,000)	$5,921	5,921,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,832,467,134)##		$4,080,594,570

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At September 30, 2008, the Fund consists of fifty-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.  The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

At September 30, 2008, the total cost of securities for federal income tax purposes was $4,833,367,176.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of September 30, 2008 is listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
International Small Company Portfolio	$4,074,673,570	$5,921,000	—	$4,080,594,570

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (74.6%)
Consumer Discretionary — (15.8%)
* #	ABILIT Corp.	110,900	$178,443
#	Aeon Fantasy Co., Ltd.	62,032	481,015
#	Ahresty Corp.	77,200	680,170
	Aichi Machine Industry Co., Ltd.	292,000	658,217
	Aigan Co., Ltd.	63,200	350,390
	Aisan Industry Co., Ltd.	191,300	1,154,706
#	Akebono Brake Industry Co., Ltd.	386,000	2,297,753
#	Akindo Sushiro Co., Ltd.	20,500	382,541
	Alpha Corp.	31,700	223,891
#	Alpine Electronics, Inc.	231,700	2,224,185
#	Amiyaki Tei Co., Ltd.	245	340,118
#	Amuse, Inc.	25,000	334,395
#	Anrakutei Co., Ltd.	50,000	219,380
#	AOI Advertising Promotion, Inc.	39,000	203,157
	AOKI Holdings, Inc.	166,900	1,700,127
	Aoyama Trading Co., Ltd.	97,500	1,302,802
* #	Asahi Tec Corp.	854,000	406,561
	Ashimori Industry Co., Ltd.	193,000	337,947
	Asti Corp.	50,000	116,443
#	Atom Corp.	133,200	470,529
#	Atsugi Co., Ltd.	719,000	800,884
	Autobacs Seven Co., Ltd.	45,300	1,132,272
#	Avex Group Holdings, Inc.	155,500	1,379,605
#	Belluna Co., Ltd.	194,060	874,986
#	Best Denki Co., Ltd.	280,500	1,061,737
#	Bookoff Corp.	65,000	427,650
	Calsonic Kansei Corp.	520,000	1,491,286
* #	Carchs Holdings Co., Ltd.	710,600	237,393
	Catena Corp.	92,000	209,817
#	Chiyoda Co., Ltd.	145,000	1,979,122
#	Chofu Seisakusho Co., Ltd.	127,700	2,511,847
*	Chori Co., Ltd.	675,000	658,965
	Chuo Spring Co., Ltd.	210,000	702,598
#	Clarion Co., Ltd.	933,000	1,307,665
#	Cleanup Corp.	160,000	624,447
#	Colowide Co., Ltd.	205,450	1,017,737
* #	Columbia Music Entertainment, Inc.	477,000	228,799
	Corona Corp.	101,200	1,059,803
	Cross Plus, Inc.	22,000	208,360
#	Culture Convenience Club Co., Ltd.	463,900	3,489,145
#	Cybozu, Inc.	1,538	363,925
	Daido Kogyo Co., Ltd.	145,000	266,782
#	Daidoh, Ltd.	129,000	1,270,959

1

	Daifuku Co., Ltd.	197,500	1,245,169
#	Daikoku Denki Co., Ltd.	50,700	571,738
#	Daikyo, Inc.	657,236	1,018,088
	Daimaruenawin Co., Ltd.	400	2,217
	Dainichi Co., Ltd.	59,200	308,998
	Daisyo Corp.	74,200	765,779
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	9,117
#	Daiwa Seiko, Inc.	444,000	565,702
#	Daiwabo Co., Ltd.	478,000	1,227,491
	DCM Japan Holdings Co., Ltd.	247,900	1,746,512
#	Descente, Ltd.	270,000	1,545,862
#	Don Quijote Co., Ltd.	57,900	1,035,594
#	Doshisha Co., Ltd.	66,600	888,626
	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,704,510
	Dynic Corp.	127,000	238,814
#	Eagle Industry Co., Ltd.	170,000	729,462
* #	Econach Co., Ltd.	177,000	91,396
#	Edion Corp.	273,800	1,847,742
	Eikoh, Inc.	41,800	141,748
	Exedy Corp.	123,700	2,333,242
#	F&A Aqua Holdings, Inc.	62,238	397,202
	Fine Sinter Co., Ltd.	49,000	125,745
	Foster Electric Co., Ltd.	84,100	1,069,994
#	France Bed Holdings Co., Ltd.	826,000	1,042,076
	Fuji Co., Ltd.	120,400	1,901,431
#	Fuji Corp., Ltd.	117,000	265,883
#	Fuji Kiko Co., Ltd.	151,000	232,188
#	Fuji Kyuko Co., Ltd.	378,000	1,455,304
	Fuji Oozx, Inc.	6,000	20,227
#	Fujibo Holdings, Inc.	332,000	453,117
*	Fujii & Co., Ltd.	44,000	414
	Fujikura Rubber, Ltd.	74,000	261,798
#	Fujita Kanko, Inc.	412,100	2,814,921
	Fujitsu Business Systems, Ltd.	90,900	1,190,892
#	Fujitsu General, Ltd.	348,000	982,820
#	Funai Electric Co., Ltd.	39,900	735,836
* #	Furukawa Battery Co., Ltd.	89,000	579,679
#	G-7 Holdings, Inc.	29,200	122,987
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	363,000	942,684
#	Genki Sushi Co., Ltd.	19,200	216,087
#	GEO Co., Ltd.	1,289	1,252,195
#	Goldcrest Co., Ltd.	57,410	849,564
* #	Goldwin, Inc.	175,000	340,900
	Gourmet Kineya Co., Ltd.	68,000	463,950
	Gro-BeLS Co., Ltd.	177,000	69,336
* #	GSI Creos Corp.	194,000	224,449
#	Gulliver International Co., Ltd.	36,120	631,835
	Gunze, Ltd.	641,000	2,522,970
#	Hakuyosha Co., Ltd.	88,000	212,863
#	Happinet Corp.	37,000	513,189
#	Haruyama Trading Co., Ltd.	49,900	213,529
	Haseko Corp.	1,171,000	840,982
	Heiwa Corp.	48,100	379,049
	Himaraya Co., Ltd.	38,300	154,972

2

#	HIS Co., Ltd.	118,200	1,371,943
	Horipro, Inc.	48,200	425,522
	I Metal Technology Co., Ltd.	153,000	333,763
	Ichikawa Co., Ltd.	63,000	183,062
#	Ichikoh Industries, Ltd.	296,000	639,540
* #	Image Holdings Co., Ltd.	41,000	148,078
	Imasen Electric Industrial Co., Ltd.	55,800	523,445
	Imperial Hotel, Ltd.	10,200	216,108
*	Impress Holdings, Inc.	1,124	131,378
	Inaba Seisakusho Co., Ltd.	62,400	586,306
	Ishizuka Glass Co., Ltd.	109,000	159,804
*	Izuhakone Railway Co., Ltd.	300	15,232
* #	Izutsuya Co., Ltd.	350,000	215,060
#	Janome Sewing Machine Co., Ltd.	707,000	396,045
#	Japan Vilene Co., Ltd.	229,000	863,049
#	Jeans Mate Corp.	38,208	184,242
	Jidosha Buhin Kogyo Co., Ltd.	82,000	230,906
#	Joban Kosan Co., Ltd.	226,000	341,982
#	Joint Corp.	106,500	225,782
#	Joshin Denki Co., Ltd.	201,000	1,670,531
	Juki Corp.	455,000	779,869
	Juntendo Co., Ltd.	35,000	39,748
	Jyomo Co., Ltd.	186,000	83,191
	Kabuki-Za Co., Ltd.	39,000	1,704,545
#	Kadokawa Holdings, Inc.	94,400	2,128,484
	Kanto Auto Works, Ltd.	243,500	2,961,674
	Kasai Kogyo Co., Ltd.	119,000	272,024
	Kato Sangyo Co., Ltd.	130,700	1,561,236
#	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	263,031
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	261,733
	Kayaba Industry Co., Ltd.	745,000	2,059,307
	Keihin Corp.	36,200	426,299
#	Keiyo Co., Ltd.	200,400	1,025,128
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,256,646
#	Kenwood Corp.	1,294,000	911,905
* #	Kinki Nippon Tourist Co., Ltd.	304,000	521,262
	Kinugawa Rubber Industrial Co., Ltd.	203,000	424,914
#	Kisoji Co., Ltd.	89,300	1,726,618
	Koekisha Co., Ltd.	13,600	240,162
#	Kohnan Shoji Co., Ltd.	94,100	1,406,051
#	Kojima Co., Ltd.	130,100	515,131
	Komatsu Seiren Co., Ltd.	148,000	564,897
	Komeri Co., Ltd.	42,100	1,193,477
#	Konaka Co., Ltd.	107,760	453,192
*	Kosugi Sangyo Co., Ltd.	416,000	43,921
	Ku Holdings Co., Ltd.	68,200	199,697
	Kura Corp.	283	453,615
	Kurabo Industries, Ltd.	879,000	1,544,121
	Kuraudia Co., Ltd.	4,800	45,610
	Kuroganeya Co., Ltd.	14,000	48,571
#	K’s Holdings Corp.	134,372	2,464,601
#	Kyoritsu Maintenance Co., Ltd.	50,960	887,997
	Kyoto Kimono Yuzen Co., Ltd.	572	411,506
	Kyowa Leather Cloth Co., Ltd.	75,400	354,691
* #	Laox Co., Ltd.	206,000	79,502

3

#	Look, Inc.	102,000	119,753
#	Maezawa Kyuso Industries Co., Ltd.	51,700	734,543
*	Magara Construction Co., Ltd.	135,000	1,269
*#	Mamiya-Op Co., Ltd.	285,000	122,339
#	Marche Corp.	23,000	144,470
#	Mars Engineering Corp.	77,900	1,688,297
#	Maruei Department Store Co., Ltd.	145,000	414,788
*	Maruishi Holdings Co., Ltd.	214,000	2,012
* #	Maruzen Co., Ltd. (6569583)	375,000	306,085
	Maruzen Co., Ltd. (6573498)	46,000	182,447
#	Matsuya Co., Ltd.	184,600	3,201,017
#	Matsuya Foods Co., Ltd.	66,600	786,100
	Meiwa Industry Co., Ltd.	38,000	64,810
#	Mikuni Corp.	114,000	182,501
* #	Misawa Homes Co., Inc.	128,100	472,695
#	Misawa Resort Co., Ltd.	194,000	420,617
	Mitsuba Corp.	155,690	827,851
	Mitsui Home Co., Ltd.	228,000	1,089,300
	Miyuki Keori Co., Ltd.	106,000	244,653
#	Mizuno Corp.	462,000	2,188,014
#	MOS Food Services, Inc.	113,000	1,267,477
	MR Max Corp.	127,200	347,311
	Mutow Co., Ltd.	79,400	401,441
* #	Naigai Co., Ltd.	236,000	98,586
	Nexyz Corp.	3,700	93,849
#	Nice Holdings, Inc.	409,000	746,498
*	Nichimo Corp.	667,000	97,830
	Nidec Copal Corp.	202,800	2,307,001
#	Nidec Tosok Corp.	62,600	502,486
#	Nihon Eslead Corp.	53,048	373,937
	Nihon Tokushu Toryo Co., Ltd.	56,000	197,169
	Nikko Travel Co., Ltd.	12,200	26,622
	Nippon Felt Co., Ltd.	69,000	302,706
#	Nippon Piston Ring Co., Ltd.	301,000	425,989
	Nippon Seiki Co., Ltd.	151,400	1,402,131
#	Nishimatsuya Chain Co., Ltd.	228,900	2,181,875
	Nissan Shatai Co., Ltd.	524,300	3,508,860
#	Nissen Holdings Co., Ltd.	213,100	896,589
	Nissin Kogyo Co., Ltd.	56,100	740,570
#	Nittan Valve Co., Ltd.	85,000	375,884
	Nitto Kako Co., Ltd.	98,000	65,964
	Noritsu Koki Co., Ltd.	121,100	1,517,181
#	Omikenshi Co., Ltd.	176,000	106,047
*	Orient Watch Co., Ltd.	12,000	4,626
	Pacific Industrial Co., Ltd.	187,000	680,410
#	PanaHome Corp.	533,200	2,982,784
	Parco Co., Ltd.	278,300	2,933,222
#	Paris Miki, Inc.	191,900	1,616,321
*	PIA Corp.	29,500	317,682
	Piolax, Inc.	45,600	772,201
	Press Kogyo Co., Ltd.	385,000	1,065,026
*	Renown, Inc.	179,800	422,883
#	Resorttrust, Inc.	174,508	1,649,652
#	Rhythm Watch Co., Ltd.	454,000	479,171
#	Right On Co., Ltd.	103,225	1,309,496

4

#	Riken Corp.	368,000	1,143,359
#	Ringer Hut Co., Ltd.	76,800	751,203
	Roland Corp.	90,700	1,170,826
#	Round One Corp.	1,227	983,417
#	Royal Co., Ltd.	142,000	1,263,338
#	Sagami Chain Co., Ltd.	78,000	665,046
*	Sagami Co., Ltd.	80,000	124,992
	Sagami Rubber Industries Co., Ltd.	15,000	35,368
#	Saint Marc Holdings Co., Ltd.	38,300	1,192,808
#	Saizeriya Co., Ltd.	176,900	1,932,277
#	Sakai Ovex Co., Ltd.	205,000	209,691
#	Sanden Corp.	499,000	1,687,282
#	Sanei-International Co., Ltd.	61,800	680,301
#	Sankyo Seiko Co., Ltd.	209,000	354,573
	Sanoh Industrial Co., Ltd.	118,000	556,635
#	Sanrio Co., Ltd.	291,900	3,231,680
*	Sansui Electric Co., Ltd.	4,135,000	322,780
	Sanyo Housing Nagoya Co., Ltd.	363	266,707
#	Sanyo Shokai, Ltd.	474,000	2,470,036
#	Seiko Holdings Corp.	401,407	1,322,174
	Seiren Co., Ltd.	221,000	1,088,455
#	Senshukai Co., Ltd.	164,000	1,079,403
* #	Seven Seas Holdings Co., Ltd.	194,000	93,184
#	Shikibo, Ltd.	510,000	568,284
	Shimachu Co., Ltd.	44,900	1,011,854
	Shinyei Kaisha	96,000	164,103
	Shiroki Co., Ltd.	310,000	832,321
#	Shobunsha Publications, Inc.	56,900	256,062
#	Shochiku Co., Ltd.	438,400	2,376,715
#	Showa Corp.	254,100	1,552,821
* #	Silver Seiko, Ltd.	1,091,000	168,552
	SKY Perfect JSAT Holdings, Inc.	4,196	1,608,706
#	SNT Corp.	96,300	470,253
#	Sofmap Co., Ltd.	43,100	81,080
	Soft99 Corp.	73,400	347,600
	Sotoh Co., Ltd.	51,000	498,470
#	SPK Corp.	16,800	162,586
#	Suminoe Textile Co., Ltd.	267,000	369,163
	Sumitomo Forestry Co., Ltd.	452,966	2,643,215
*	Suzutan Co., Ltd.	26,200	66,297
* #	SxL Corp.	493,000	267,107
	Tachikawa Corp.	50,800	215,806
#	Tachi-S Co., Ltd.	122,640	1,077,184
	Takamatsu Corp.	135,500	2,119,447
#	Taka-Q Co., Ltd.	73,500	108,826
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	114,938
#	Tasaki Shinju Co., Ltd.	116,000	143,512
	Taya Co., Ltd.	5,000	32,833
	TBK Co., Ltd.	90,000	226,050
	TDF Corp.	27,000	58,753
#	Tecmo, Ltd.	79,800	627,365
#	Teikoku Piston Ring Co., Ltd.	111,000	574,790
	Teikoku Sen-I Co., Ltd.	80,000	283,440
	Telepark Corp.	146	151,903
* #	Ten Allied Co., Ltd.	50,000	151,584

5

* #	The Daiei, Inc.	230,100	1,229,391
#	The Japan General Estate Co., Ltd.	121,900	272,038
	The Japan Wool Textile Co., Ltd.	316,000	2,475,402
	Tigers Polymer Corp.	59,000	227,915
	Toabo Corp.	219,000	170,173
	Toei Co., Ltd.	438,000	2,102,935
* #	Tohoku Misawa Homes Co., Ltd.	37,500	76,490
#	Tokai Kanko Co., Ltd.	505,999	183,971
	Tokai Rika Co., Ltd.	83,300	1,058,018
	Tokai Rubber Industries, Ltd.	109,200	1,138,964
#	Tokai Senko K.K.	102,000	87,024
#	Tokyo Dome Corp.	655,200	3,428,133
	Tokyo Kaikan Co., Ltd.	12,000	53,698
	Tokyo Soir Co., Ltd.	49,000	124,011
#	Tokyo Style Co., Ltd.	345,700	2,921,570
#	Tokyotokeiba Co., Ltd.	971,000	1,490,389
	Tokyu Recreation Co., Ltd.	77,000	391,040
#	Tomy Co., Ltd.	321,793	2,178,336
* #	Tonichi Carlife Group, Inc.	189,000	113,135
	Topre Corp.	185,000	1,265,027
	Totenko Co., Ltd.	57,000	86,355
#	Touei Housing Corp.	92,440	135,510
#	Towa Real Estate Development Co., Ltd.	610,000	430,633
#	Toyo Radiator Co., Ltd.	260,000	1,210,021
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,030,378
#	Toyobo Co., Ltd.	1,029,000	1,737,698
	Tsukamoto Co., Ltd.	67,000	52,170
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,331,898
#	Unitika, Ltd.	1,673,000	1,442,535
	U-Shin, Ltd.	97,000	672,025
* #	Victor Co. of Japan, Ltd.	626,000	875,581
	Watabe Wedding Corp.	29,500	279,703
#	Watami Food Service Co., Ltd.	144,800	2,328,146
	Wondertable, Ltd.	97,000	94,144
	Xebio Co., Ltd.	54,200	1,053,140
#	Yamatane Corp.	338,000	418,563
	Yamato International, Inc.	43,000	196,109
	Yellow Hat, Ltd.	75,600	260,620
	Yokohama Reito Co., Ltd.	179,000	1,219,544
#	Yomiuri Land Co., Ltd.	276,000	838,380
	Yonex Co., Ltd.	41,000	290,082
#	Yorozu Corp.	75,400	841,962
	Yoshimoto Kogyo Co., Ltd.	120,000	1,154,006
#	Yoshinoya Holdings Co., Ltd.	2,227	2,204,866
#	Zenrin Co., Ltd.	130,900	1,576,571
#	Zensho Co., Ltd.	372,900	1,661,344
Total Consumer Discretionary			250,821,400

	Consumer Staples — (8.3%)
#	Aderans Holdings Co., Ltd.	146,350	2,326,238
*	Aeon Hokkaido Corp.	58,800	159,790
	Ahjikan Co., Ltd.	10,500	68,454
#	Ariake Japan Co., Ltd.	116,800	1,918,741
	Cawachi, Ltd.	83,400	1,580,547
	CFS Corp.	125,000	770,157

6

#	Chubu Shiryo Co., Ltd.	91,000	596,452
	Chuo Gyorui Co., Ltd.	93,000	174,276
	Circle K Sunkus Co., Ltd.	64,100	1,062,551
	Coca-Cola Central Japan Co., Ltd.	311	1,845,074
*	cocokara fine HOLDINGS, Inc.	36,960	457,717
	CVS Bay Area, Inc.	55,000	75,170
#	DyDo Drinco, Inc.	57,200	1,287,422
	Echo Trading Co., Ltd.	11,000	75,404
	Ensuiko Sugar Refining Co., Ltd.	103,000	176,018
#	Ezaki Glico Co., Ltd.	3,074	29,143
#	Fancl Corp.	244,600	2,946,999
* #	First Baking Co., Ltd.	183,000	208,128
	Fuji Oil Co., Ltd.	304,700	3,469,825
	Fujicco Co., Ltd.	121,600	1,302,735
* #	Fujiya Co., Ltd.	564,000	648,169
	Hagoromo Foods Corp.	41,000	376,729
	Harashin Narus Holdings Co., Ltd.	63,100	622,301
* #	Hayashikane Sangyo Co., Ltd.	336,000	263,591
	Heiwado Co., Ltd.	204,100	2,919,986
* #	Hohsui Corp.	120,000	139,314
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	476,235
#	Hokuto Corp.	113,300	2,539,282
#	Inageya Co., Ltd.	179,000	1,501,230
#	ITO EN, Ltd.	165,300	2,145,656
	Itochu-Shokuhin Co., Ltd.	44,300	1,445,130
	Itoham Foods, Inc.	711,800	3,307,731
#	Izumiya Co., Ltd.	300,000	1,638,194
#	J-Oil Mills, Inc.	563,000	2,460,146
	Kameda Seika Co., Ltd.	71,800	962,060
	Kasumi Co., Ltd.	216,000	1,171,425
#	Key Coffee, Inc.	78,700	1,172,681
	Kirindo Co., Ltd.	32,800	167,055
	Kose Corp.	39,300	1,093,576
#	Kyodo Shiryo Co., Ltd.	362,000	389,594
	Kyokuyo Co., Ltd.	380,000	624,529
#	Life Corp.	188,900	2,956,862
	Lion Corp.	245,000	1,310,896
	Mandom Corp.	84,400	2,237,381
	Marudai Food Co., Ltd.	454,000	978,693
	Maruha Nichiro Holdings, Inc.	1,696,069	2,819,851
*	Maruya Co., Ltd.	14,000	19,682
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	715,697
*	Maxvalu Tohok Co., Ltd.	18,200	113,177
	Maxvalu Tokai Co., Ltd.	61,000	716,239
#	Meito Sangyo Co., Ltd.	79,900	1,590,441
	Mercian Corp.	424,000	824,259
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,653,142
	Milbon Co., Ltd.	43,940	967,474
	Ministop Co., Ltd.	100,000	1,814,325
#	Mitsui Sugar Co., Ltd.	477,850	1,789,401
	Miyoshi Oil & Fat Co., Ltd.	268,000	370,633
#	Morinaga & Co., Ltd.	933,000	1,727,652
	Morinaga Milk Industry Co., Ltd.	875,000	2,503,798
	Morishita Jinton Co., Ltd.	47,800	117,738
	Morozoff, Ltd.	110,000	331,428

7

#	Nagatanien Co., Ltd.	121,000	947,819
#	Nakamuraya Co., Ltd.	208,000	855,761
#	Nichimo Co., Ltd.	112,000	147,997
	Nichirei Corp.	347,000	1,847,850
#	Nihon Chouzai Co., Ltd.	23,000	313,262
	Niitaka Co., Ltd.	7,260	48,849
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,075,462
	Nippon Flour Mills Co., Ltd.	620,000	3,088,569
#	Nippon Formula Feed Manufacturing Co., Ltd.	274,000	303,084
#	Nippon Suisan Kaisha, Ltd.	528,700	1,945,145
	Nissin Sugar Manufacturing Co., Ltd.	152,000	343,287
	Nitto Flour Milling Co., Ltd.	64,000	188,024
#	Oenon Holdings, Inc.	253,000	781,486
	Oie Sangyo Co., Ltd.	20,900	133,917
	Okuwa Co., Ltd.	156,000	2,331,249
	Olympic Corp.	66,700	450,087
	Oriental Yeast Co., Ltd.	103,000	527,745
	Pietro Co., Ltd.	10,300	80,212
	Pigeon Corp.	69,600	1,962,472
	Poplar Co., Ltd.	25,760	149,686
*	Prima Meat Packers, Ltd.	724,000	793,224
	Q.P. Corp.	81,400	756,838
#	Riken Vitamin Co., Ltd.	81,400	2,361,184
	Rock Field Co., Ltd.	47,800	602,767
#	Ryoshoku, Ltd.	153,600	2,505,630
	S Foods, Inc.	106,500	743,348
#	Sakata Seed Corp.	175,600	2,590,408
	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	774,867
	Shoei Foods Corp.	44,000	184,968
	Showa Sangyo Co., Ltd.	620,000	1,529,835
#	Snow Brand Milk Products Co., Ltd.	924,500	2,969,631
	Sogo Medical Co., Ltd.	23,500	529,734
	Sonton Food Industry Co., Ltd.	43,000	290,114
#	Sotetsu Rosen Co., Ltd.	70,000	278,758
#	Starzen Corp.	286,000	631,847
#	T.Hasegawa Co., Ltd.	142,700	2,293,531
#	Takara Holdings, Inc.	293,000	2,065,921
* #	The Maruetsu, Inc.	428,000	2,824,828
#	The Nisshin Oillio Group, Ltd.	601,000	3,237,317
	Three F Co., Ltd.	17,700	104,068
#	Tobu Store Co., Ltd.	220,000	756,240
	Toho Co., Ltd.	162,000	473,606
#	Tohto Suisan Co., Ltd.	120,000	174,202
	Torigoe Co., Ltd.	86,800	592,675
* #	Toyo Sugar Refining Co., Ltd.	157,000	154,749
	Tsukiji Uoichiba Co., Ltd.	57,000	78,425
	Tsuruha Holdings, Inc.	46,400	1,403,863
	Unicafe, Inc.	14,260	167,647
#	Unicharm Petcare Corp.	100,000	2,997,210
	Unimat Offisco Corp.	87,400	636,220
#	Valor Co., Ltd.	178,400	1,380,952
	Warabeya Nichiyo Co., Ltd.	52,760	671,564
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	407,210
	Yaoko Co., Ltd.	70,900	2,318,858
#	Yomeishu Seizo Co., Ltd.	102,000	960,791

8

	Yonekyu Corp.	100,500	1,011,274
	Yuasa Funashoku Co., Ltd.	112,000	220,676
#	Yukiguni Maitake Co., Ltd.	89,180	290,138
	Yutaka Foods Corp.	6,000	78,087
Total Consumer Staples			132,519,392

Energy — (1.0%)
#	AOC Holdings, Inc.	143,400	1,129,481
#	BP Castrol K.K.	69,800	167,975
* #	Fuji Kosan Co., Ltd.	264,000	225,032
	Itochu Enex Co., Ltd.	330,300	2,134,010
	Japan Oil Transportation Co., Ltd.	79,000	143,087
#	Kanto Natural Gas Development Co., Ltd.	202,000	1,116,317
#	Kyoei Tanker Co., Ltd.	115,000	319,689
	Mitsuuroko Co., Ltd.	234,200	1,385,991
#	Modec, Inc.	127,400	3,003,095
#	Nippon Gas Co., Ltd.	153,000	1,485,595
	Nippon Seiro Co., Ltd.	64,000	124,214
	Sala Corp.	133,000	602,966
	San-Ai Oil Co., Ltd.	266,000	852,512
#	Shinko Plantech Co., Ltd.	159,000	1,293,304
	Sinanen Co., Ltd.	266,000	1,011,209
#	Toa Oil Co., Ltd.	369,000	413,133
#	Toyo Kanetsu K.K.	478,000	670,520
Total Energy			16,078,130

Financials — (7.4%)
#	Arealink Co., Ltd.	3,000	128,609
#	Azel Corp.	214,000	72,009
	Bank of the Ryukyus, Ltd.	125,080	1,061,368
#	Central Finance Co., Ltd.	341,000	688,153
	Century Leasing System, Inc.	186,200	1,618,966
#	Chuo Corp.	81,000	70,197
#	Creed Corp.	597	470,509
#	Daiko Clearing Services Corp.	51,000	345,052
	Fukushima Bank, Ltd.	858,000	603,515
	Fuyo General Lease Co., Ltd.	108,000	2,605,731
	Higashi-Nippon Bank, Ltd.	643,000	1,751,939
#	Ichiyoshi Securities Co., Ltd.	165,000	1,730,513
*	Kakuei (L.) Corp.	100,000	940
#	Kenedix, Inc.	2,090	1,228,551
	Kirayaka Holdings, Inc.	98,000	140,672
	Kiyo Holdings, Inc.	2,193,900	3,165,171
#	Kobayashi Yoko Co., Ltd.	30,400	82,229
#	Kosei Securities Co., Ltd.	295,000	292,088
#	Marusan Securities Co., Ltd.	263,000	1,619,410
#	Meiwa Estate Co., Ltd.	89,300	383,477
#	Mito Securities Co., Ltd.	278,000	744,192
	Mitsubishi UFJ Financial Group, Inc.	90	785
#	Mizuho Investors Securities Co., Ltd.	802,000	669,296
#	Monex Group, Inc.	2,181	789,952
	Musashino Bank, Ltd.	70,400	2,041,665
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,119
* #	NIS Group Co., Ltd.	346,925	381,614

9

	Nisshin Fudosan Co., Ltd.	81,100	265,380
#	Okasan Holdings, Inc.	562,000	2,736,944
* #	OMC Card, Inc.	218,300	484,475
	Ricoh Leasing Co., Ltd.	107,900	1,875,931
#	RISA Partners, Inc.	701	572,475
	Sankei Building Co., Ltd.	235,000	1,045,583
	Shikoku Bank, Ltd.	762,000	2,425,024
	Shimizu Bank, Ltd.	32,900	1,298,150
*	Shinki Co., Ltd.	457,000	388,931
#	Sumitomo Real Estate Sales Co., Ltd.	34,110	953,499
	Takagi Securities Co., Ltd.	208,000	394,493
	The Aichi Bank, Ltd.	35,000	2,424,955
	The Akita Bank, Ltd.	684,400	2,619,449
	The Aomori Bank, Ltd.	627,000	2,375,284
	The Awa Bank, Ltd.	249,000	1,439,966
#	The Bank of Ikeda, Ltd.	70,300	2,813,602
#	The Bank of Iwate, Ltd.	65,000	3,867,655
	The Bank of Nagoya, Ltd.	233,297	1,288,179
	The Bank of Okinawa, Ltd.	76,500	2,694,067
	The Bank of Saga, Ltd.	599,000	1,732,812
* #	The Chiba Kogyo Bank, Ltd.	174,200	1,986,238
	The Chukyo Bank, Ltd.	751,000	2,052,464
	The Daisan Bank, Ltd.	637,000	2,131,452
	The Daishi Bank, Ltd.	44,000	173,730
	The Daito Bank, Ltd.	511,000	383,755
	The Ehime Bank, Ltd.	609,000	1,700,694
	The Eighteenth Bank, Ltd.	630,000	1,653,118
	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,250,000
#	The Fukui Bank, Ltd.	864,000	2,490,494
	The Higo Bank, Ltd.	74,600	428,834
	The Hokkoku Bank, Ltd.	819,000	3,092,857
#	The Hokuetsu Bank, Ltd.	898,000	1,857,139
	The Hyakugo Bank, Ltd.	253,182	1,435,038
	The Kagawa Bank, Ltd.	276,350	1,294,791
	The Kagoshima Bank, Ltd.	210,500	1,446,285
	The Kanto Tsukuba Bank, Ltd.	193,900	875,721
	The Kita-Nippon Bank, Ltd.	30,506	792,621
	The Michinoku Bank, Ltd.	538,000	1,144,443
#	The Minato Bank, Ltd.	1,470,000	2,069,066
	The Miyazaki Bank, Ltd.	507,000	1,515,939
	The Nagano Bank, Ltd.	322,000	613,806
	The Nanto Bank, Ltd.	218,000	1,154,135
	The Oita Bank, Ltd.	504,900	2,660,077
	The San-in Godo Bank, Ltd.	247,000	1,913,411
#	TOC Co., Ltd.	433,550	1,639,036
	Tochigi Bank, Ltd.	396,000	2,110,507
	Toho Bank, Ltd.	780,200	3,036,071
	Toho Real Estate Co., Ltd.	195,000	964,025
	Tohoku Bank, Ltd.	400,000	572,938
	Tokai Tokyo Securities Co., Ltd.	680,000	2,338,333
	Tokushima Bank, Ltd.	274,200	1,011,188
	Tokyo Rakutenchi Co., Ltd.	227,000	825,216
#	Tokyo Theatres Co., Inc.	307,000	585,057
	Tokyo Tomin Bank, Ltd.	113,100	1,861,069
	Tokyu Community Corp.	49,400	811,896

10

#	Tokyu Livable, Inc.	132,300	680,487
	Tomato Bank, Ltd.	407,000	754,126
#	Tottori Bank, Ltd.	336,000	853,714
* #	Towa Bank, Ltd.	899,000	781,829
	Toyo Securities Co., Ltd.	315,000	748,241
#	Yamagata Bank, Ltd.	600,500	3,377,327
	Yamanashi Chuo Bank, Ltd.	248,000	1,228,959
	Yuraku Real Estate Co., Ltd.	212,000	258,371
Total Financials			116,939,074

Health Care — (3.9%)
	Aloka Co., Ltd.	104,000	1,037,551
	As One Corp.	71,368	1,447,061
	ASKA Pharmaceutical Co., Ltd.	103,000	795,752
	Create Medic Co., Ltd.	28,000	233,089
	Eiken Chemical Co., Ltd.	81,000	576,676
	FALCO biosystems, Ltd.	35,200	266,215
#	Fuso Pharmaceutical Industries, Ltd.	330,000	976,557
#	Green Hospital Supply, Inc.	940	519,877
	Hitachi Medical Corp.	138,000	1,121,763
	Hogy Medical Co., Ltd.	56,000	2,567,971
	Iwaki & Co., Ltd.	55,000	87,006
#	Japan Medical Dynamic Marketing, Inc.	44,900	113,265
#	Jeol, Ltd.	275,000	837,964
	JMS Co., Ltd.	129,000	342,946
	Kaken Pharmaceutical Co., Ltd.	397,000	3,143,045
	Kawamoto Corp.	4,000	11,479
	Kawanishi Holdings, Ltd.	7,400	66,658
	Kawasumi Laboratories, Inc.	45,000	203,101
	Kissei Pharmaceutical Co., Ltd.	191,500	4,168,564
	Kobayashi Pharmaceutical Co., Ltd.	76,100	2,325,302
	Kyorin Co., Ltd.	203,000	2,391,161
	Miraca Holdings, Inc.	152,400	2,948,001
	Mochida Pharmaceutical Co., Ltd.	419,900	4,338,572
#	Nichii Gakkan Co.	124,500	1,499,090
	Nihon Kohden Corp.	155,300	2,908,288
#	Nikkiso Co., Ltd.	243,000	1,246,930
#	Nippon Chemiphar Co., Ltd.	134,000	453,343
	Nippon Shinyaku Co., Ltd.	243,000	2,313,174
#	Nipro Corp.	206,100	3,498,968
	Nissui Pharmaceutical Co., Ltd.	67,800	458,428
#	Paramount Bed Co., Ltd.	109,400	1,462,843
	Rion Co., Ltd.	5,000	21,187
	Rohto Pharmaceutical Co., Ltd.	389,600	4,404,888
	Seikagaku Corp.	203,900	1,978,766
#	SSP Co., Ltd.	436,000	2,133,456
	Sundrug Co., Ltd.	96,500	1,903,004
#	Topcon Corp.	125,000	824,538
	Torii Pharmaceutical Co., Ltd.	98,900	1,383,497
#	Towa Pharmaceutical Co., Ltd.	57,800	2,091,675
	Vital-Net, Inc.	146,300	926,326
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	324,496
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,583,120
Total Health Care			61,935,593

11

Industrials — (20.6%)
#	A&A Material Corp.	235,000	198,845
#	Advan Co., Ltd.	102,100	557,599
* #	ADVANEX, Inc.	121,000	155,760
	Aeon Delight Co., Ltd.	142,800	3,325,686
	Aica Kogyo Co., Ltd.	243,000	1,900,596
#	Aichi Corp.	267,800	1,056,667
	Aida Engineering, Ltd.	273,000	1,132,006
	Airport Facilities Co., Ltd.	190,970	942,859
	Airtech Japan, Ltd.	26,700	120,305
#	Alps Logistics Co., Ltd.	53,900	525,333
#	Altech Co., Ltd.	23,000	53,026
	Altech Corp.	38,150	357,233
#	Amano Corp.	276,400	2,215,187
	Ando Corp.	264,000	377,130
#	Anest Iwata Corp.	152,000	533,376
* #	AOMI Construction Co., Ltd.	211,000	72,001
#	ART Corp.	38,000	384,806
	Asahi Diamond Industrial Co., Ltd.	251,000	1,459,573
	Asahi Kogyosha Co., Ltd.	101,000	370,584
	Asahi Pretec Corp.	123,650	2,411,570
*	Asanuma Corp.	234,000	176,827
	Asia Air Survey Co., Ltd.	32,000	113,946
	Asunaro Aoki Construction Co., Ltd.	171,000	738,666
	Ataka Construction & Engineering Co., Ltd.	60,000	129,935
	Bando Chemical Industries, Ltd.	349,000	963,653
* #	Banners Co., Ltd.	86,000	4,106
	Biken Techno Corp.	14,100	54,370
	Bunka Shutter Co., Ltd.	245,000	770,880
	Central Glass Co., Ltd.	617,000	2,060,045
	Central Security Patrols Co., Ltd.	45,800	380,477
	Chudenko Corp.	214,900	3,230,084
#	Chugai Ro Co., Ltd.	335,000	1,633,261
#	Chuo Denki Kogyo Co., Ltd.	92,000	766,228
#	CKD Corp.	236,000	1,027,135
	Commuture Corp.	157,202	847,159
#	Comsys Holdings Corp.	145,000	1,249,694
#	Cosel Co., Ltd.	147,100	1,306,465
	CTI Engineering Co., Ltd.	45,100	261,995
	Dai-Dan Co., Ltd.	160,000	857,421
#	Daido Metal Co., Ltd.	147,000	483,454
#	Daihen Corp.	471,000	1,683,831
	Daiho Corp.	202,000	135,903
#	Daiichi Jitsugyo Co., Ltd.	198,000	664,683
#	Daimei Telecom Engineering Corp.	143,000	1,160,693
#	Daiseki Co., Ltd.	151,263	4,036,491
*	Daisue Construction Co., Ltd.	316,500	106,535
	Daiwa Industries, Ltd.	173,000	506,628
#	Danto Holdings Corp.	92,000	101,411
	Denyo Co., Ltd.	93,000	608,349
	DMW Corp.	4,800	73,686
* #	Dream Incubator, Inc.	168	113,987
#	Ebara Corp.	847,000	2,238,800
* #	Enshu, Ltd.	215,000	201,399
#	Freesia Macross Corp.	1,355,000	210,086

12

#	Fudo Tetra Corp.	619,800	435,294
*	Fujisash Co., Ltd.	106,300	54,302
#	Fujita Corp.	115,010	219,471
	Fujitec Co., Ltd.	312,000	1,522,994
	Fukuda Corp.	136,000	295,752
	Fukusima Industries Corp.	30,500	269,532
#	Fukuyama Transporting Co., Ltd.	936,400	3,525,044
#	Funai Consulting, Co., Ltd.	102,000	572,936
	Furukawa Co., Ltd.	1,428,000	2,023,582
	Furusato Industries, Ltd.	52,000	447,899
	Futaba Corp.	163,800	2,881,096
#	Gecoss Corp.	116,700	437,840
	GS Yuasa Corp.	33,000	117,392
#	Hamai Co., Ltd.	97,000	124,214
	Hanwa Co., Ltd.	745,000	2,594,313
	Hazama Corp.	293,600	231,435
	Hibiya Engineering, Ltd.	133,000	1,023,989
#	Hitachi Cable, Ltd.	400,000	1,365,864
	Hitachi Metals Techno, Ltd.	57,500	235,971
* #	Hitachi Plant Technologies, Ltd.	681,570	2,255,501
	Hitachi Tool Engineering, Ltd.	96,500	917,782
	Hitachi Transport System, Ltd.	349,600	4,409,251
* #	Hitachi Zosen Corp.	1,548,000	1,634,019
	Hokuetsu Industries Co., Ltd.	96,000	191,621
	Hokuriku Electrical Construction Co., Ltd.	56,000	166,930
#	Hosokawa Micron Corp.	147,000	568,210
#	Howa Machinery, Ltd.	389,000	265,427
	IBJ Leasing Co., Ltd.	127,800	2,214,413
	Ichiken Co., Ltd.	105,000	116,368
	Ichinen Co., Ltd.	73,000	293,834
#	Idec Corp.	135,500	1,399,412
#	Iino Kaiun Kaisha, Ltd.	346,700	2,818,335
	i-Logistics Corp.	91,000	184,766
	Inaba Denki Sangyo Co., Ltd.	88,300	1,993,066
#	Inabata and Co., Ltd.	226,000	804,569
* #	Inoue Kogyo Co., Ltd.	425,000	52,670
#	Inui Steamship Co., Ltd.	83,000	838,532
* #	Iseki & Co., Ltd.	779,000	1,669,958
* #	Ishikawa Seisakusho, Ltd.	154,000	87,562
*	Ishikawajima Construction Materials Co., Ltd.	43,000	37,890
	Ishikawajima Transport Machinery Co., Ltd.	73,000	223,665
#	Itoki Corp.	179,000	580,882
	Iwasaki Electric Co., Ltd.	266,000	383,381
#	IWATANI Corp.	870,000	2,045,634
* #	J Bridge Corp.	276,000	66,823
#	Jalux, Inc.	44,400	573,568
#	Jamco Corp.	84,000	538,532
* #	Japan Bridge Corp.	44,350	72,172
#	Japan Cash Machine Co., Ltd.	102,115	814,730
#	Japan Foundation Engineering Co., Ltd.	95,600	203,850
#	Japan Kenzai Co., Ltd.	95,940	548,384
	Japan Pulp & Paper Co., Ltd.	514,000	1,693,111
#	Japan Servo Co., Ltd.	80,000	470,644
	Japan Steel Tower Co., Ltd.	44,000	170,862
#	Japan Transcity Corp.	236,000	854,218

13

	K.R.S. Corp.	39,200	338,685
#	Kamagai Gumi Co., Ltd.	583,800	247,404
	Kamei Corp.	121,000	467,531
	Kanaden Corp.	121,000	570,629
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	896,934
	Kanamoto Co., Ltd.	114,000	464,003
#	Kandenko Co., Ltd.	164,000	948,559
*	Kanematsu Corp.	1,481,625	1,433,706
* #	Kanematsu-NNK Corp.	125,000	98,356
#	Katakura Industries Co., Ltd.	119,000	1,542,900
#	Kato Works Co., Ltd.	202,000	478,364
* #	Kawada Industries, Inc.	158,000	181,969
	Kawagishi Bridge Works Co., Ltd.	38,000	96,109
	Kawaguchi Metal Industries Co., Ltd.	11,000	31,972
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	310,318
#	Kimura Chemical Plants Co., Ltd.	61,000	397,494
#	Kinki Sharyo Co., Ltd.	212,000	838,090
#	Kintetsu World Express, Inc.	117,300	1,973,246
	Kioritz Corp.	239,000	451,978
#	Kitagawa Iron Works Co., Ltd.	344,000	533,299
#	Kitano Construction Corp.	258,000	525,927
	Kitazawa Sangyo Co., Ltd.	57,000	94,061
#	Kitz Corp.	420,000	1,972,415
	Koike Sanso Kogyo Co., Ltd.	155,000	463,809
	Koito Industries, Ltd.	102,000	318,718
	Kokuyo Co., Ltd.	126,325	992,199
#	Komai Tekko, Inc.	109,000	161,257
	Komatsu Wall Industry Co., Ltd.	33,700	381,970
	Komori Corp.	100,700	1,352,992
	Kondotec, Inc.	40,500	229,108
#	Kosaido Co., Ltd.	79,000	244,907
#	Kuroda Electric Co., Ltd.	112,900	1,061,048
#	Kyodo Printing Co., Ltd.	311,000	801,310
#	Kyoei Sangyo Co., Ltd.	97,000	213,310
	Kyokuto Boeki Kaisha, Ltd.	82,000	133,798
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	632,093
	Kyosan Electric Manufacturing Co., Ltd.	218,000	753,215
#	Kyowa Exeo Corp.	354,000	3,218,082
	Kyudenko Corp.	281,000	1,640,894
*	Link Consulting Associates - Japan Corp.	14,600	5,503
* #	Lonseal Corp.	127,000	193,507
#	Maeda Corp.	641,000	1,991,045
	Maeda Road Construction Co., Ltd.	327,000	2,115,466
#	Maezawa Industries, Inc.	59,300	138,855
#	Maezawa Kaisei Industries Co., Ltd.	54,700	504,207
	Makino Milling Machine Co., Ltd.	330,000	1,316,066
	Marubeni Construction Material Lease Co., Ltd.	78,000	107,419
	Maruka Machinery Co., Ltd.	28,100	227,688
	Maruwn Corp.	66,000	159,173
#	Maruyama Manufacturing Co., Inc.	150,000	294,316
	Maruzen Showa Unyu Co., Ltd.	335,000	914,423
#	Matsuda Sangyo Co., Ltd.	99,582	1,647,934
	Matsui Construction Co., Ltd.	98,600	281,531
* #	Matsuo Bridge Co., Ltd.	72,000	58,092
#	Max Co., Ltd.	188,000	1,899,362

14

#	Meidensha Corp.	785,050	2,144,325
*	Meiji Machine Co., Ltd.	213,000	128,634
#	Meiji Shipping Co., Ltd.	109,000	506,993
	Meisei Industrial Co., Ltd.	29,000	63,717
	Meitec Corp.	135,600	3,632,196
#	Meito Transportation Co., Ltd.	22,000	153,263
*	Meiwa Trading Co., Ltd.	140,000	205,904
	MISUMI Group, Inc.	44,700	769,578
	Mitani Corp.	54,000	307,127
#	Mitsubishi Cable Industries, Ltd.	736,000	724,615
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	527,820
#	Mitsubishi Pencil Co., Ltd.	121,500	1,327,631
#	Mitsuboshi Belting, Ltd.	281,000	1,335,633
#	Mitsui Matsushima Co., Ltd.	347,000	719,230
#	Mitsui-Soko Co., Ltd.	487,000	2,214,580
	Mitsumura Printing Co., Ltd.	95,000	296,738
#	Miura Co., Ltd.	145,200	3,170,225
	Miura Printing Corp.	19,000	42,576
	Miyairi Valve Manufacturing Co., Ltd.	43,000	13,600
* #	Miyaji Engineering Group	203,000	116,537
* #	Miyakoshi Corp.	48,400	208,132
*	Mori Denki Mfg. Co., Ltd.	628,000	47,238
#	Mori Seiki Co., Ltd.	10,100	122,538
	Morita Corp.	163,000	633,758
	Moshi Moshi Hotline, Inc.	122,700	3,206,904
	Mystar Engineering Corp.	15,600	61,115
	NAC Co., Ltd.	28,900	209,032
	Nachi-Fujikoshi Corp.	604,000	1,612,489
	Naikai Zosen Corp.	75,000	211,854
#	Nakano Corp.	103,000	168,752
	Narasaki Sangyo Co., Ltd.	68,000	62,245
	NEC Leasing, Ltd.	72,600	842,360
#	NEC System Integration & Construction, Ltd.	172,100	2,195,131
	New Tachikawa Aircraft Co., Ltd.	10,100	387,665
#	Nichias Corp.	435,000	1,316,597
	Nichiban Co., Ltd.	125,000	400,843
#	Nichiha Corp.	126,180	885,359
	Nihon Spindle Manufacturing Co., Ltd.	115,000	234,095
	Nikko Co., Ltd.	127,000	277,091
#	Nippo Corp.	409,000	2,308,533
	Nippon Carbon Co., Ltd.	406,000	1,299,183
* #	Nippon Conveyor Co., Ltd.	168,000	127,981
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,866,098
	Nippon Denwa Shisetu Co., Ltd.	208,000	513,739
	Nippon Filcon Co., Ltd.	75,000	351,455
	Nippon Hume Corp.	91,000	232,821
	Nippon Jogesuido Sekkei Co., Ltd.	289	221,718
	Nippon Kanzai Co., Ltd.	71,000	1,741,389
	Nippon Koei Co., Ltd.	279,000	622,030
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	2,365,538
#	Nippon Parking Development Co., Ltd.	10,609	395,199
	Nippon Seisen Co., Ltd.	107,000	308,223
	Nippon Sharyo, Ltd.	353,000	1,152,525
#	Nippon Shindo Co., Ltd.	50,000	66,600
	Nippon Signal Co., Ltd.	216,000	957,704

15

#	Nippon Steel Trading Co., Ltd.	399,000	868,244
	Nippon Thompson Co., Ltd.	262,000	1,109,893
	Nippon Tungsten Co., Ltd.	82,000	145,323
	Nippon Yusoki Co., Ltd.	141,000	357,107
#	Nishimatsu Construction Co., Ltd.	979,000	2,253,738
	Nishi-Nippon Railroad Co., Ltd.	297,000	995,551
	Nishishiba Electric Co., Ltd.	101,000	164,092
#	Nissei Corp.	107,400	971,492
	Nissei Plastic Industrial Co., Ltd.	68,000	234,957
	Nissin Corp.	351,000	843,269
	Nitchitsu Co., Ltd.	60,000	122,445
	Nitta Corp.	104,200	1,312,181
	Nitto Boseki Co., Ltd.	870,000	1,873,336
#	Nitto Electric Works, Ltd.	154,800	1,140,658
	Nitto Kohki Co., Ltd.	78,300	1,384,107
	Nitto Seiko Co., Ltd.	143,000	386,878
*	Nittoc Construction Co., Ltd.	286,000	104,087
	Noda Corp.	33,800	61,737
	Nomura Co., Ltd.	210,000	546,104
	Noritake Co., Ltd.	557,000	1,822,317
#	Noritz Corp.	177,100	1,609,479
* #	Oak Capital Corp.	753,354	94,125
	Obayashi Road Corp.	106,000	141,127
	Odakyu Construction Co., Ltd.	63,500	121,394
	Oiles Corp.	122,342	1,492,502
	Okabe Co., Ltd.	192,000	733,878
	Okamoto Machine Tool Works, Ltd.	164,000	237,181
#	Okamura Corp.	379,900	2,414,815
	Okano Valve Manufacturing Co.	58,000	246,794
	Oki Electric Cable Co., Ltd.	117,000	184,656
#	OKK Corp.	262,000	336,117
	OKUMA Corp.	155,000	899,425
#	Okumura Corp.	770,400	2,944,392
#	O-M, Ltd.	107,000	481,210
#	Onoken Co., Ltd.	72,800	790,234
#	Organo Corp.	203,000	1,387,644
	Oriental Shiraishi Corp.	73,400	108,746
	Original Engineering Consultants Co., Ltd.	9,000	16,375
#	OSG Corp.	119,900	1,019,507
#	Oyo Corp.	110,400	1,221,552
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	177,228
#	Park24 Co., Ltd.	150,100	846,324
* #	Pasco Corp.	242,500	353,085
#	Pasona Group, Inc.	1,474	1,127,073
* #	Penta-Ocean Construction Co., Ltd.	864,000	936,416
#	Pilot Corp.	780	1,815,570
#	PRONEXUS, Inc.	137,000	956,665
#	Raito Kogyo Co., Ltd.	199,000	436,511
#	Rasa Industries, Ltd.	277,000	395,523
	Rheon Automatic Machinery Co., Ltd.	64,000	186,621
	Ryobi, Ltd.	573,200	1,550,896
	Sagami Railway Co., Ltd.	307,000	1,155,638
*	Sailor Pen Co., Ltd.	127,000	74,170
#	Sakai Heavy Industries, Ltd.	126,000	203,143
*	Sakurada Co., Ltd.	225,000	28,001

16

* #	Sanix, Inc.	161,700	456,697
#	Sanki Engineering Co., Ltd.	268,000	1,857,524
#	Sanko Metal Industrial Co., Ltd.	118,000	306,127
	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,197,528
	Sanritsu Corp.	17,800	117,051
	Sanwa Holdings Corp.	242,000	914,027
	Sanyo Denki Co., Ltd.	219,000	620,855
	Sanyo Engineering & Construction, Inc.	48,000	155,895
	SANYO INDUSTRIES, Ltd.	102,000	169,291
#	Sasebo Heavy Industries Co., Ltd.	561,000	1,106,066
	Sato Corp.	111,500	1,474,958
	Sato Shoji Corp.	67,000	464,920
	Sawafuji Electric Co., Ltd.	48,000	93,871
	Secom Joshinetsu Co., Ltd.	34,800	732,449
#	Secom Techno Service Co., Ltd.	44,500	1,137,313
	Seibu Electric Industry Co., Ltd.	67,000	294,198
#	Seika Corp.	274,000	478,311
*	Seikitokyu Kogyo Co., Ltd.	335,000	133,559
	Seino Holdings Co., Ltd.	204,000	962,164
	Sekisui Jushi Co., Ltd.	166,000	1,054,043
#	Senko Co., Ltd.	381,000	1,348,898
#	Senshu Electric Co., Ltd.	37,300	486,194
#	Shibaura Mechatronics Corp.	175,000	667,500
#	Shibusawa Warehouse Co., Ltd.	266,000	1,487,727
	Shibuya Kogyo Co., Ltd.	84,500	648,675
#	Shima Seiki Manufacturing Co., Ltd.	61,200	1,203,117
#	Shin Nippon Air Technologies Co., Ltd.	87,280	670,522
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	579,215
#	Shinko Electric Co., Ltd.	509,000	1,580,507
#	Shin-Kobe Electric Machinery Co., Ltd.	178,000	940,088
#	Shinmaywa Industries, Ltd.	413,000	1,226,151
#	Shinnihon Corp.	215,900	193,896
	Shinsho Corp.	291,000	656,678
#	Shinwa Kaiun Kaisha, Ltd.	420,000	1,707,696
	Sho-Bond Corp.	100,800	1,595,951
#	Shoko Co., Ltd.	324,000	356,581
	Showa Aircraft Industry Co., Ltd.	114,000	607,219
	Showa KDE Co., Ltd.	124,000	135,001
	Sintokogio, Ltd.	197,000	1,236,263
	Soda Nikka Co., Ltd.	67,000	207,288
	Sodick Co., Ltd.	187,000	607,676
#	Sohgo Security Services Co., Ltd.	97,400	1,030,551
	Space Co., Ltd.	75,320	468,627
	Subaru Enterprise Co., Ltd.	59,000	168,474
	Sugimoto & Co., Ltd.	35,000	358,060
* #	Sumitomo Coal Mining Co., Ltd.	851,500	426,267
#	Sumitomo Densetsu Co., Ltd.	107,400	517,052
* #	Sumitomo Mitsui Construction Co., Ltd.	999,060	629,606
#	Sumitomo Precision Products Co., Ltd.	180,000	640,469
	Sumitomo Warehouse Co., Ltd.	300,000	1,210,902
*	Sun Wave Corp.	155,000	189,329
	Suzuki Metal Industry Co., Ltd.	71,000	114,531
#	SWCC Showa Holdings Co., Ltd.	853,000	957,983
#	Tadano, Ltd.	161,579	1,011,868
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,098,321

17

#	Taihei Kogyo Co., Ltd.	264,000	689,233
* #	Taiheiyo Kaiun Co., Ltd.	167,000	181,873
* #	Taiheiyo Kouhatsu, Inc.	198,000	121,195
	Taiho Kogyo Co., Ltd.	97,700	851,515
#	Taikisha, Ltd.	129,000	1,691,464
	Taisei Rotec Corp.	271,000	439,313
	Takada Kiko Co., Ltd.	48,000	76,301
#	Takano Co., Ltd.	53,400	339,756
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	505,016
#	Takara Printing Co., Ltd.	39,055	338,954
#	Takara Standard Co., Ltd.	529,000	2,535,428
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,711,426
* #	Takashima & Co., Ltd.	137,000	178,087
	Takigami Steel Construction Co., Ltd.	50,000	147,045
#	Takisawa Machine Tool Co., Ltd.	191,000	201,859
#	Takuma Co., Ltd.	305,000	773,242
	Tanseisha Co., Ltd.	74,000	136,121
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	539,278
	TCM Corp.	359,000	599,670
	Techno Associe Co., Ltd.	59,900	480,826
	Techno Ryowa, Ltd.	66,600	360,824
#	Teikoku Electric Manufacturing Co., Ltd.	32,900	507,657
*	Tekken Corp.	535,000	575,309
	Teraoka Seisakusho Co., Ltd.	55,000	230,993
* #	The Goodwill Group, Inc.	4,635	150,311
	The Keihin Co., Ltd.	204,000	276,363
	The Kodensha Co., Ltd.	25,000	48,112
	The Nippon Road Co., Ltd.	333,000	370,656
	The Yasuda Warehouse Co., Ltd.	100,900	798,953
*	Toa Corp.	764,000	846,278
#	Toa Doro Kogyo Co., Ltd.	155,000	208,789
* #	Tobishima Corp.	1,548,500	279,787
#	Tocalo Co., Ltd.	53,000	617,990
	Toda Corp.	639,000	2,543,245
	Todentu Corp.	121,000	224,836
	Toenec Corp.	324,000	1,645,864
	Tokai Lease Co., Ltd.	86,000	128,831
	Tokimec, Inc.	272,000	478,759
	Toko Electric Corp.	88,000	198,044
	Tokyo Biso Kogyo Corp.	19,000	104,993
	Tokyo Energy & Systems, Inc.	129,000	659,143
#	Tokyo Kikai Seisakusho, Ltd.	312,000	624,862
#	Tokyo Leasing Co., Ltd.	223,800	1,726,877
	Tokyo Sangyo Co., Ltd.	78,000	214,360
#	Tokyu Construction Co., Ltd.	366,290	1,113,117
	Toli Corp.	212,000	343,671
#	Tomoe Corp.	115,500	167,646
#	Tonami Transportation Co., Ltd.	340,000	698,553
	Toppan Forms Co., Ltd.	90,700	912,065
* #	Tori Holdings Co., Ltd.	2,969,000	224,771
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,920,640
	Toshiba Machine Co., Ltd.	183,000	640,182
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,197,783
	Tosho Printing Co., Ltd.	249,000	653,235
	Totetsu Kogyo Co., Ltd.	125,000	734,262

18

* #	Toyo Construction Co., Ltd.	1,005,000	401,653
#	Toyo Electric Co., Ltd.	159,000	749,756
	Toyo Engineering Corp.	645,400	2,744,997
	Toyo Machinery & Metal Co., Ltd.	61,000	162,509
	Toyo Shutter Co., Ltd.	11,800	76,376
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	490,740
#	Trusco Nakayama Corp.	114,100	1,514,945
	Tsubakimoto Chain Co.	594,700	2,375,587
	Tsubakimoto Kogyo Co., Ltd.	97,000	242,737
#	Tsudakoma Corp.	204,000	345,819
#	Tsugami Corp.	272,000	684,403
#	Tsukishima Kikai Co., Ltd.	152,000	1,180,170
	Tsurumi Manufacturing Co., Ltd.	96,000	610,580
	Tsuzuki Denki Co., Ltd.	75,000	206,570
	TTK Co., Ltd.	62,000	287,156
	Uchida Yoko Co., Ltd.	175,000	647,040
#	Ueki Corp.	47,000	46,850
#	Union Tool Co.	79,000	1,862,529
	Utoc Corp.	99,000	293,521
* #	Venture Link Co., Ltd.	405,500	121,672
*	Wakachiku Construction Co., Ltd.	395,000	141,548
	Wavelock Holdings Co., Ltd.	31,500	124,129
	Weathernews, Inc.	27,400	377,685
	Yahagi Construction Co., Ltd.	154,000	591,061
	Yamato Corp.	82,000	208,898
	Yamaura Corp.	40,500	65,183
	Yamazen Co., Ltd.	315,000	944,727
	Yokogawa Bridge Holdings Corp.	142,400	886,886
	Yondenko Corp.	136,800	675,883
#	Yuasa Trading Co., Ltd.	800,000	874,148
	Yuken Kogyo Co., Ltd.	156,000	315,966
	Yurtec Corp.	285,000	1,180,979
#	Yushin Precision Equipment Co., Ltd.	54,934	896,685
Total Industrials			327,358,033

Information Technology — (8.5%)
#	Ai Holdings Corp.	187,600	614,969
	Aichi Tokei Denki Co., Ltd.	113,000	253,767
#	Aiphone Co., Ltd.	72,800	1,269,764
* #	Allied Telesis Holdings K.K.	470,700	215,583
#	Alpha Systems, Inc.	43,500	887,213
#	Anritsu Corp.	446,000	1,235,694
	AOI Electronics Co., Ltd.	38,400	326,965
	Apic Yamada Corp.	36,000	70,225
#	Arisawa Manufacturing Co., Ltd.	139,400	690,266
#	CAC Corp.	70,900	627,280
	Canon Electronics, Inc.	70,000	1,131,160
	Canon Finetech, Inc.	151,070	1,589,615
#	Chino Corp.	162,000	403,388
#	CMK Corp.	216,000	1,364,357
	Computer Engineering & Consulting, Ltd.	63,100	535,732
	Core Corp.	45,700	252,292
	Cresco, Ltd.	11,600	84,381
#	CSK Holdings Corp.	66,374	969,961
#	Dai Nippon Screen Mfg. Co., Ltd.	654,000	2,117,756

19

*	Daiko Denshi Tsushin, Ltd.	23,000	36,239
#	Daiwabo Information System Co., Ltd.	62,000	1,404,680
#	Denki Kogyo Co., Ltd.	243,000	1,367,478
#	Disco Corp.	38,000	1,115,279
	DKK TOA Corp.	31,000	68,241
	DTS Corp.	87,200	909,891
#	Dwango Co., Ltd.	230	330,353
#	eAccess, Ltd.	4,747	2,660,707
#	Eizo Nanao Corp.	77,600	1,491,193
	Elna Co., Ltd.	97,000	156,176
#	Enplas Corp.	72,200	641,610
#	Epson Toyocom Corp.	437,000	1,170,116
#	ESPEC Corp.	82,000	530,522
* #	FDK Corp.	436,000	460,432
#	Fuji Soft, Inc.	131,400	2,324,975
	Fujitsu Component, Ltd.	177	133,492
	Fujitsu Frontech, Ltd.	80,700	738,066
	Fuso Dentsu Co., Ltd.	16,000	51,260
#	Future Architect, Inc.	1,504	694,954
* #	GMO Internet, Inc.	242,500	1,146,770
	Hakuto Co., Ltd.	82,500	648,958
	Hitachi Business Solution Co., Ltd.	43,200	251,023
	Hitachi Information Systems, Ltd.	147,100	2,812,057
	Hitachi Kokusai Electric, Inc.	311,500	1,890,396
	Hitachi Maxell, Ltd.	158,100	1,695,976
	Hitachi Software Engineering Co., Ltd.	190,300	3,366,902
	Hitachi Systems & Services, Ltd.	86,000	1,148,751
	Hochiki Corp.	99,000	623,599
#	Hokuriku Electric Industry Co., Ltd.	316,000	504,195
	Horiba, Ltd.	51,200	1,172,744
#	Hosiden Corp.	249,600	3,595,145
#	Icom, Inc.	51,000	1,015,961
* #	Ikegami Tsushinki Co., Ltd.	174,000	181,188
	Ines Corp.	177,200	697,003
	I-Net Corp.	47,800	250,289
	Information Services International-Dentsu, Ltd.	106,600	685,389
#	Invoice, Inc.	40,368	294,542
#	Ishii Hyoki Co., Ltd.	24,300	523,116
*	IT Holdings Corp.	300,901	4,434,181
#	Iwatsu Electric Co., Ltd.	311,000	275,794
#	Japan Aviation Electronics Industry, Ltd.	308,600	1,453,295
	Japan Business Computer Co., Ltd.	76,900	529,594
	Japan Digital Laboratory Co., Ltd.	116,500	1,267,857
	Japan Radio Co., Ltd.	446,000	825,802
	Jastec Co., Ltd.	63,000	326,303
	JBIS Holdings, Inc.	81,700	288,551
	JIEC Co., Ltd.	199	160,425
	Kaga Electronics Co., Ltd.	100,000	1,144,240
#	Kakaku.com, Inc.	430	1,359,213
	Kanematsu Electronics, Ltd.	85,300	628,181
*	Kasuga Electric Works, Ltd.	44,000	85,230
	Kawatetsu Systems, Inc.	174	170,597
	Koa Corp.	152,800	840,609
#	Koei Co., Ltd.	238,700	3,095,806
* #	Kubotek Corp.	407	139,630

20

	Kyoden Co., Ltd.	160,000	169,920
	Kyowa Electronic Instruments Co., Ltd.	52,000	156,343
	Macnica, Inc.	62,500	815,394
	Marubun Corp.	98,700	495,849
#	Maruwa Co., Ltd.	37,400	417,281
	Maspro Denkoh Corp.	62,600	496,649
#	Megachips Corp.	89,600	1,058,443
* #	Meisei Electric Co., Ltd.	359,000	242,500
#	Melco Holdings, Inc.	9,000	166,147
	Mimasu Semiconductor Industry Co., Ltd.	114,581	1,522,680
#	Miroku Jyoho Service Co., Ltd.	107,000	254,332
	Mitsui High-Tec, Inc.	145,700	907,482
	Mitsui Knowledge Industry Co., Ltd.	3,790	748,955
	Moritex Corp.	35,100	246,428
* #	Mutoh Holdings Co., Ltd.	164,000	344,948
*	Nagano Japan Radio Co., Ltd.	85,000	99,809
*	Nakayo Telecommunications, Inc.	49,000	80,028
#	NEC Fielding, Ltd.	194,800	1,857,875
	NEC Mobiling, Ltd.	50,900	661,069
* #	NEC Tokin Corp.	392,000	1,223,621
#	Net One Systems Co., Ltd.	1,941	2,784,480
*	Netmarks, Inc.	523	102,829
#	New Japan Radio Co., Ltd.	112,000	285,699
	Nichicon Corp.	272,300	1,864,775
#	Nidec Sankyo Corp.	205,000	991,287
#	Nihon Dempa Kogyo Co., Ltd.	70,800	1,232,406
#	Nihon Inter Electronics Corp.	104,700	202,087
#	Nihon Unisys, Ltd.	73,500	917,328
	Nippon Avionics Co., Ltd.	83,000	163,139
#	Nippon Ceramic Co., Ltd.	89,000	930,771
#	Nippon Chemi-Con Corp.	478,000	1,539,269
	Nippon Systemware Co., Ltd.	30,000	117,058
	Nissho Electronics Corp.	81,600	421,619
	Nohmi Bosai, Ltd.	191,000	1,531,967
	NS Solutions Corp.	46,500	673,042
	NSD Co., Ltd.	178,600	1,467,398
	Okaya Electric Industries Co., Ltd.	73,000	235,147
* #	Oki Electric Industry Co., Ltd.	1,850,000	1,950,666
	Ono Sokki Co., Ltd.	105,000	490,919
	Origin Electric Co., Ltd.	107,000	472,138
#	Osaki Electric Co., Ltd.	131,000	575,365
	PCA Corp.	17,500	165,929
* #	Pixela Corp.	33,000	61,253
*	Pulstec Industrial Co., Ltd.	21,200	21,571
*	Rikei Corp.	22,500	19,474
	Riken Keiki Co., Ltd.	79,900	414,698
#	Roland DG Corp.	61,400	1,130,748
	Ryoden Trading Co., Ltd.	155,000	823,583
	Ryosan Co., Ltd.	125,300	2,594,080
#	Ryoyo Electro Corp.	110,900	943,682
#	Sanken Electric Co., Ltd.	308,000	1,300,103
	Sanko Co., Ltd.	22,000	84,996
	Sanshin Electronics Co., Ltd.	111,000	757,615
	Satori Electric Co., Ltd.	57,880	279,479
	Saxa Holdings, Inc.	194,000	224,069

21

	Sekonic Corp.	36,000	62,707
	Shindengen Electric Manufacturing Co., Ltd.	304,000	647,527
#	Shinkawa, Ltd.	70,200	817,071
	Shinko Shoji Co., Ltd.	78,000	547,052
	Shizuki Electric Co., Inc.	103,000	286,621
	Siix Corp.	86,000	327,115
	SMK Corp.	272,000	889,851
#	Sorun Corp.	95,100	429,900
* #	SPC Electronics Corp.	48,200	78,493
	SRA Holdings, Inc.	51,000	495,406
	Star Micronics Co., Ltd.	136,600	1,434,194
#	Sumida Corp.	67,949	579,616
	Sumisho Computer Systems Corp.	172,700	2,656,374
#	SUNX, Ltd.	120,600	486,868
#	SystemPro Co., Ltd.	676	328,808
	Tachibana Eletech Co., Ltd.	64,100	464,114
	Taiyo Yuden Co., Ltd.	205,000	2,024,955
	Tamura Corp.	260,000	621,133
* #	Teac Corp.	872,000	493,813
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	463,551
	TKC Corp.	103,300	1,629,148
*	Toko, Inc.	340,000	386,718
	Tokyo Denpa Co., Ltd.	24,900	135,711
	Tokyo Electron Device, Ltd.	361	541,947
#	Tokyo Seimitsu Co., Ltd.	107,100	1,304,025
#	Tomen Electronics Corp.	51,900	565,209
	Tose Co., Ltd.	23,100	159,897
* #	Totoku Electric Co., Ltd.	129,000	122,567
	Toukei Computer Co., Ltd.	28,410	343,081
#	Towa Corp.	74,800	296,453
#	Toyo Corp.	113,600	1,116,790
#	Trans Cosmos, Inc.	167,900	1,339,647
	Trinity Industrial Corp.	56,000	254,649
	Tsuzuki Densan Co., Ltd.	22,500	71,393
#	Uniden Corp.	221,000	860,362
*	Union Holdings Co., Ltd.	148,000	16,699
	XNET Corp.	91	89,143
	Yamaichi Electronics Co., Ltd.	64,400	271,961
	Yaskawa Information Systems Corp.	40,000	123,803
	Ye Data, Inc.	43,000	66,970
#	Yokowo Co., Ltd.	71,300	428,480
#	Zuken, Inc.	97,700	673,439
Total Information Technology			135,125,027

Materials — (8.5%)
	Achilles Corp.	688,000	899,296
	Adeka Corp.	350,600	2,216,443
	Agro-Kanesho Co., Ltd.	7,000	39,703
#	Aichi Steel Corp.	376,000	1,541,366
	Arakawa Chemical Industries, Ltd.	69,500	630,097
	Araya Industrial Co., Ltd.	209,000	463,372
	Aronkasei Co., Ltd.	127,000	433,937
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	920,111
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	681,633
*	Chugai Mining Co., Ltd.	875,900	296,993

22

	Chugoku Marine Paints, Ltd.	238,000	1,415,947
* #	Chugokukogyo Co., Ltd.	105,000	108,718
#	Co-Op Chemical Co., Ltd.	163,000	294,787
#	Dai Nippon Toryo, Ltd.	501,000	532,126
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	225,316
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	230,908
#	Daiken Corp.	450,000	812,028
#	Daiki Aluminium Industry Co., Ltd.	148,000	373,617
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	960,609
#	Daio Paper Corp.	435,500	3,664,088
#	Daiso Co., Ltd.	383,000	968,698
	DC Co., Ltd.	117,000	331,909
	Dijet Industrial Co., Ltd.	81,000	157,484
	Dynapac Co., Ltd.	25,000	92,490
#	FP Corp.	77,300	2,399,366
#	Fujikura Kasei Co., Ltd.	97,000	616,349
	Fumakilla, Ltd.	87,000	302,528
#	Godo Steel, Ltd.	556,000	1,771,169
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	562,869
	Harima Chemicals, Inc.	80,000	307,530
#	Hodogaya Chemical Co., Ltd.	288,000	567,392
	Hokkan Holdings, Ltd.	215,000	457,227
	Hokko Chemical Industry Co., Ltd.	90,000	265,071
#	Hokuetsu Paper Mills, Ltd.	642,500	2,817,484
	Hokushin Co., Ltd.	64,000	91,968
	Honshu Chemical Industry Co., Ltd.	35,000	235,499
#	Ihara Chemical Industry Co., Ltd.	155,000	440,722
#	ISE Chemicals Corp.	88,000	395,937
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	1,792,945
#	Ishii Iron Works Co., Ltd.	110,000	162,983
	Japan Carlit Co., Ltd.	59,800	228,176
	JSP Corp.	109,600	693,879
#	Kanto Denka Kogyo Co., Ltd.	198,000	731,985
	Kasei (C.I.) Co., Ltd.	119,000	277,026
	Katakura Chikkarin Co., Ltd.	43,000	104,277
	Kawasaki Kasei Chemicals, Ltd.	121,000	177,487
* #	Kishu Paper Co., Ltd.	267,000	300,448
	Koatsu Gas Kogyo Co., Ltd.	194,000	982,899
	Kohsoku Corp.	64,500	331,549
	Konishi Co., Ltd.	69,300	597,143
#	Kumiai Chemical Industry Co., Ltd.	296,000	861,867
	Kureha Corp.	644,500	3,532,664
* #	Kurimoto, Ltd.	458,000	379,473
#	Kurosaki Harima Corp.	293,000	536,435
	Lintec Corp.	89,700	1,472,196
#	MEC Co., Ltd.	62,800	439,570
	Mesco, Inc.	30,000	189,609
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,388,880
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,585,921
	Mitsui Mining Co., Ltd.	793,500	1,799,279
	Mory Industries, Inc.	154,000	388,427
#	Nakabayashi Co., Ltd.	185,000	300,047
#	Nakayama Steel Works, Ltd.	454,000	1,484,506
#	Neturen Co., Ltd.	158,000	1,003,597
	Nichia Steel Works, Ltd.	179,900	602,620

23

#	Nichireki Co., Ltd.	96,000	243,244
	Nifco, Inc.	167,100	2,936,219
	Nihon Kagaku Sangyo Co., Ltd.	81,000	476,553
	Nihon Matai Co., Ltd.	111,000	174,501
#	Nihon Nohyaku Co., Ltd.	224,000	1,299,803
	Nihon Parkerizing Co., Ltd.	235,000	2,658,315
	Nihon Seiko Co., Ltd.	18,000	38,889
*	Nippon Carbide Industries Co., Inc.	201,000	191,635
	Nippon Chemical Industrial Co., Ltd.	288,000	595,758
#	Nippon Chutetsukan K.K.	97,000	130,707
#	Nippon Chuzo K.K.	136,000	131,100
#	Nippon Concrete Industries Co., Ltd.	157,000	190,556
	Nippon Denko Co., Ltd.	382,000	2,393,000
	Nippon Fine Chemical Co., Ltd.	93,000	434,025
	Nippon Foil Manufacturing Co., Ltd.	51,000	64,162
#	Nippon Kasei Chemical Co., Ltd.	364,000	537,981
#	Nippon Kayaku Co., Ltd.	254,000	1,525,031
#	Nippon Kinzoku Co., Ltd.	227,000	374,585
#	Nippon Koshuha Steel Co., Ltd.	449,000	484,567
	Nippon Light Metal Co., Ltd.	1,145,000	1,344,238
#	Nippon Metal Industry Co., Ltd.	608,000	1,117,258
#	Nippon Paint Co., Ltd.	779,200	3,168,188
	Nippon Pigment Co., Ltd.	43,000	95,274
#	Nippon Pillar Packing Co., Ltd.	85,000	349,942
	Nippon Shokubai Co., Ltd.	257,000	1,647,525
	Nippon Soda Co., Ltd.	539,000	2,170,161
#	Nippon Valqua Industries, Ltd.	321,000	779,609
	Nippon Yakin Kogyo Co., Ltd.	406,000	1,498,017
	Nittetsu Mining Co., Ltd.	288,000	796,573
	Nitto FC Co., Ltd.	72,000	315,456
	NOF Corp.	719,000	2,428,233
	Okamoto Industries, Inc.	412,000	1,299,119
#	Okura Industrial Co., Ltd.	216,000	448,466
	Osaka Organic Chemical Industry, Ltd.	67,700	301,456
	Osaka Steel Co., Ltd.	151,000	1,962,461
	Riken Technos Corp.	202,000	442,842
#	S Science Co., Ltd.	3,265,000	217,831
#	S.T. Chemical Co., Ltd.	102,700	1,162,701
	Sakai Chemical Industry Co., Ltd.	364,000	992,417
	Sakata INX Corp.	219,000	601,576
#	Sanyo Chemical Industries, Ltd.	410,000	1,989,557
#	Sanyo Special Steel Co., Ltd.	568,300	2,964,406
	Sekisui Plastics Co., Ltd.	352,000	893,944
	Shikoku Chemicals Corp.	207,000	757,636
	Shinagawa Refractories Co., Ltd.	229,000	436,361
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,409,170
	Shinko Wire Co., Ltd.	189,000	381,672
	Showa Tansan Co., Ltd.	13,000	39,441
	Somar Corp.	43,000	99,177
#	Stella Chemifa Corp.	43,200	684,587
	Sumitomo Bakelite Co., Ltd.	94,000	402,004
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,248,859
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,036,757
	Sumitomo Pipe & Tube Co., Ltd.	111,000	729,837
	Sumitomo Seika Chemicals Co., Ltd.	244,000	739,755

24

#	Taisei Lamick Co., Ltd.	18,900	417,682
#	Takasago International Corp.	348,000	1,677,371
#	Takiron Co., Ltd.	249,000	697,633
	Tayca Corp.	154,000	414,639
	Tenma Corp.	111,000	1,492,879
#	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,085,115
	The Pack Corp.	67,900	832,965
* #	Titan Kogyo K.K.	59,000	83,246
#	Toagosei Co., Ltd.	921,000	2,347,416
#	Toda Kogyo Corp.	162,000	467,016
	Tohcello Co., Ltd.	119,000	520,542
#	Toho Titanium Co., Ltd.	67,100	1,038,274
#	Toho Zinc Co., Ltd.	436,000	1,190,386
#	Tokushu Tokai Holdings Co., Ltd.	518,580	952,968
	Tokyo Ohka Kogyo Co., Ltd.	114,900	1,821,083
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,190,463
	Tokyo Tekko Co., Ltd.	162,000	390,558
#	Tomoegawa Paper Co., Ltd.	125,000	218,634
	Tomoku Co., Ltd.	302,000	521,630
	Topy Industries, Ltd.	768,000	2,126,299
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,639,094
	Toyo Kohan Co., Ltd.	335,000	1,388,116
#	TYK Corp.	145,000	293,260
#	Ube Material Industries, Ltd.	282,000	537,939
#	Wood One Co., Ltd.	173,000	692,758
	Yamamura Glass Co., Ltd.	369,000	635,537
	Yodogawa Steel Works, Ltd.	641,500	2,874,709
	Yuki Gosei Kogyo Co., Ltd.	64,000	252,473
#	Yushiro Chemical Industry Co., Ltd.	53,000	851,300
	Zeon Corp.	516,000	1,808,741
Total Materials			135,162,538

Utilities — (0.6%)
	Hokkaido Gas Co., Ltd.	215,000	520,212
	Hokuriku Gas Co., Ltd.	99,000	285,189
#	Okinawa Electric Power Co., Ltd.	61,171	2,928,331
#	Saibu Gas Co., Ltd.	1,331,000	2,972,063
	Shizuoka Gas Co., Ltd.	265,000	967,957
#	Tokai Corp.	265,000	1,351,649
Total Utilities			9,025,401

TOTAL COMMON STOCKS			1,184,964,588

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 10/01/08 (Collateralized by $15,025,000 FNMA 3.50%, 03/25/33 valued at $2,328,055) to be repurchased at $2,308,124	$2,308	2,308,000

25

SECURITIES LENDING COLLATERAL — (25.3%)
§ @	DFA Short Term Investment Fund LP	381,066	381,066,073
@	Repurchase Agreement, Deutsche Bank Securities 2.25%, 10/01/08 (Collateralized by $33,786,294 FHLMC 7.000%, 12/01/37 & FNMA 5.000%, 05/01/34, valued at $20,360,704) to be repurchased at $19,962,722	19,961	19,961,474

TOTAL SECURITIES LENDING COLLATERAL			401,027,547

TOTAL INVESTMENTS - (100.0%) (Cost $2,018,180,246)##			$1,588,300,135

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (45.2%)
COMMON STOCKS — (45.2%)
#	ABB Grain, Ltd.	779,957	$4,947,473
#	ABC Learning Centres, Ltd.	575,970	245,787
*	Adacel Technologies, Ltd.	113,249	29,776
*	Adamus Resources, Ltd.	532,491	121,468
	ADCorp Australia, Ltd.	229,411	71,061
	Adelaide Brighton, Ltd.	1,665,138	4,150,329
# *	Aditya Birla Minerals, Ltd.	235,119	217,093
# *	Admiralty Resources NL	3,945,183	166,197
	Adtrans Group, Ltd.	32,808	85,729
#	AED Oil, Ltd.	472,778	545,522
	Aevum, Ltd.	414,598	576,492
*	Agenix, Ltd.	707,478	9,504
# *	Aim Resources, Ltd.	4,675,484	75,864
*	Ainsworth Game Technology, Ltd.	393,653	28,532
	AJ Lucas Group, Ltd.	228,401	1,033,212
# *	Alchemia, Ltd.	565,630	99,174
#	Alesco Corp., Ltd.	467,913	2,242,216
*	Alkane Resources, Ltd.	938,520	224,640
# *	Alliance Resources, Ltd.	1,027,029	504,146
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	50,113
*	Amadeus Energy, Ltd.	819,137	296,824
	Amalgamated Holdings, Ltd.	382,671	1,508,038
	Amcom Telecommunications, Ltd.	1,135,725	139,082
	Ammtec, Ltd.	12,415	43,606
# *	Andean Resources, Ltd.	1,541,141	1,065,785
*	Anglo Australian Resources NL	1,799,335	32,637
	Ansell, Ltd.	722,409	7,418,235
*	Antares Energy, Ltd.	627,352	36,128
# *	Anzon Australia, Ltd.	1,313,500	831,690
	AP Eagers, Ltd.	35,308	256,728
#	APA Group	1,904,661	4,677,608
#	APN News & Media, Ltd.	1,130,739	2,949,763
# *	Aquila Resources, Ltd.	275,777	2,021,983
# *	Arana Therapeutics, Ltd.	917,911	599,056
#	ARB Corporation, Ltd.	311,295	952,892
	Ariadne Australia, Ltd.	291,838	89,166
# *	Arrow Energy NL	2,437,943	5,721,705
	ASG Group, Ltd.	170,464	94,598
	Aspen Group	14,198	12,961
	Astron, Ltd.	81,870	109,548

1

	Atlas Group Holding, Ltd.	469,001	187,866
# *	Atlas Iron, Ltd.	416,701	527,997
	Atlas South Sea Pearl, Ltd.	82,585	20,902
*	Aurora Oil and Gas, Ltd.	589,181	148,024
	Ausdrill, Ltd.	680,074	953,063
	Ausenco, Ltd.	28,180	256,330
	Ausmelt, Ltd.	44,782	26,842
#	Austal, Ltd.	679,358	1,293,452
# *	Austar United Communications, Ltd.	4,263,702	3,888,265
	Austereo Group, Ltd.	1,439,384	1,869,176
*	Austpac Resources NL	2,595,102	142,789
#	Australian Agricultural Co., Ltd.	964,393	2,075,898
#	Australian Infrastructure Fund	2,125,826	3,715,637
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	540,593
#	Australian Wealth Management, Ltd.	2,083,944	2,056,271
*	Australian Worldwide Exploration, Ltd.	2,408,064	4,921,907
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	5,876
#	Automotive Holdings Group, Ltd.	171,487	230,951
# *	Autron Corporation, Ltd.	989,247	23,843
*	Avexa, Ltd.	167,778	21,499
*	Aviva Corp., Ltd.	26,838	10,672
	AVJennings, Ltd.	935,484	424,732
*	Avoca Resources, Ltd.	90,813	140,109
#	AWB, Ltd.	1,677,100	3,746,320
#	Babcock & Brown Communities, Ltd.	3,404,555	1,145,467
#	Babcock & Brown Infrastructure Group	313,918	84,290
#	Babcock & Brown Wind Partners	2,661,101	2,235,154
*	Ballarat South Gold, Ltd.	1,996	14,234
#	Bank of Queensland, Ltd.	612,681	6,561,594
#	Beach Petroleum, Ltd.	4,928,687	3,564,427
*	Beaconsfield Gold NL	89,078	8,781
#	Becton Property Group	759,888	319,120
# *	Bendigo Mining, Ltd.	2,274,874	339,309
	Beyond International, Ltd.	61,256	35,338
# *	Biota Holdings, Ltd.	940,673	511,000
#	Blackmores, Ltd.	71,798	993,356
*	Blina Diamonds, Ltd.	15,073	720
#	Boom Logistics, Ltd.	859,852	820,313
*	Boulder Steel, Ltd.	1,667,795	155,856
*	BQT Solutions, Ltd.	94,271	5,748
#	Bradken, Ltd.	542,094	3,822,503
*	Breakaway Resporces, Ltd.	755,280	130,769
#	Brickworks, Ltd.	112,846	1,062,155
*	Brockman Resources, Ltd.	276,703	197,403
	BSA, Ltd.	502,867	77,412
*	Buru Energy, Ltd.	624,558	133,261
#	Cabcharge Australia, Ltd.	530,107	2,899,512
*	Calliden Group, Ltd.	633,393	174,977
	Campbell Brothers, Ltd.	239,070	6,101,721
*	Cape Range Wireless, Ltd.	7,260	—
# *	Capral Aluminium, Ltd.	743,515	93,888

2

*	Carbon Energy, Ltd.	232,348	102,311
#	Cardno, Ltd.	235,175	850,285
# *	Carnarvon Petroleum, Ltd.	2,969,176	739,536
*	Carnegie Corp., Ltd.	935,760	112,180
*	Carpentaria Exploration, Ltd.	102,749	4,673
#	Cash Converters International, Ltd.	1,086,054	237,633
# *	CBH Resources, Ltd. (6727905)	3,882,884	214,129
*	CBH Resources, Ltd. (CH4215813)	408,220	—
*	CDS Technologies, Ltd.	13,276	9,967
	CEC Group, Ltd.	181,927	36,088
	Cedar Woods Properties, Ltd.	92,313	152,404
# *	Cellestis, Ltd.	395,742	679,077
*	Cellnet Group, Ltd.	216,083	50,738
*	Centamin Egypt, Ltd.	2,123,131	1,345,835
#	Centennial Coal Co., Ltd.	1,514,337	4,482,344
*	Ceramic Fuel Cells, Ltd.	1,152,980	319,694
#	Challenger Financial Services Group, Ltd.	1,377,764	2,718,492
	Chandler Macleod, Ltd.	88,156	14,242
#	Charter Hall Group	1,708,405	1,203,488
*	Chemeq, Ltd.	166,742	10,937
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	325,518
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,278
*	Circadian Technologies, Ltd.	64,591	41,112
*	Citadel Resource Group, Ltd.	1,519,372	239,310
# *	Citigold Corp., Ltd.	3,315,377	580,045
#	City Pacific, Ltd.	664,428	103,871
# *	Cityview Corp., Ltd.	1,346,533	36,333
#	Clarius Group, Ltd.	260,229	249,061
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	207,258
	Clive Peeters, Ltd.	23,012	7,365
*	Clough, Ltd.	2,540,571	1,369,218
*	Clover Corp., Ltd.	269,348	58,430
*	CMI, Ltd.	81,810	65,394
*	CO2 Group, Ltd.	844,559	235,475
# *	Coal of Africa, Ltd.	1,193,729	2,375,048
*	Cockatoo Coal, Ltd.	83,491	44,631
	Codan, Ltd.	142,942	80,766
#	Coffey International, Ltd.	555,260	1,071,668
#	Collection House, Ltd.	385,044	141,159
*	Comdek, Ltd.	336,451	35,225
# *	Commander Communications, Ltd.	929,503	60,232
# *	Compass Resources, Ltd.	523,704	205,597
*	ComTel Corp., Ltd.	120,514	1,931
*	Coneco, Ltd.	27,850	1,309
#	ConnectEast Group	6,563,560	4,369,080
# *	Conquest Mining, Ltd.	1,039,761	203,151
	Consolidated Rutile, Ltd.	1,468,122	405,192
*	Coplex Resources NL	231,400	—
# *	Copperco, Ltd.	1,811,991	353,473
#	Corporate Express Australia, Ltd.	611,408	2,385,708
#	Count Financial, Ltd.	1,080,892	1,216,938
*	Coventry Group, Ltd.	136,019	200,146

3

	CP1, Ltd.	471,500	26,082
	CPI Group, Ltd.	68,585	14,995
#	Crane Group, Ltd.	318,130	2,829,389
#	Credit Corp. Group, Ltd.	52,116	28,265
*	Crescent Gold, Ltd.	1,124,856	86,251
# *	CuDeco, Ltd.	419,252	761,509
*	Cue Energy Resources, Ltd.	452,354	64,305
# *	Customers, Ltd.	5,543,725	516,335
*	Cytopia, Ltd.	187,724	24,347
	Danks Holdings, Ltd.	10,425	54,579
	Data#3, Ltd.	5,572	25,734
#	David Jones, Ltd.	2,494,873	8,759,227
# *	Deep Yellow, Ltd.	5,006,288	870,760
#	Devine, Ltd.	824,548	526,659
*	Dioro Exploration NL	178,367	77,525
	DKN Financial Group, Ltd.	927	616
#	Dominion Mining, Ltd.	448,179	856,181
	Downer EDI, Ltd.	1,457,079	7,423,672
# *	Dragon Mining, Ltd.	1,665,100	79,573
*	Drillsearch Energy, Ltd.	4,394,338	130,288
	DUET Group	2,870,207	6,003,588
#	DWS Advanced Business Solutions, Ltd.	61,895	49,547
# *	Eastern Star Gas, Ltd.	2,902,671	915,308
*	Ellex Medical Lasers, Ltd.	162,000	32,452
	Emeco Holdings, Ltd.	805,114	519,814
#	Energy Developments, Ltd.	630,531	1,258,142
# *	Energy World Corp., Ltd.	4,711,617	2,382,712
*	engin, Ltd.	1,214,591	19,385
*	Entellect Solutions, Ltd.	2,132,080	11,982
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	743
#	Envestra, Ltd.	3,833,124	2,016,701
	Envirozel, Ltd.	611,875	89,402
*	ERG, Ltd.	3,388,940	33,239
*	Espreon, Ltd.	178,000	73,635
	Euroz, Ltd.	4,019	7,648
# *	Extract Resources, Ltd.	10,600	9,861
# *	Falcon Minerals, Ltd.	595,369	52,804
#	Fantastic Holdings, Ltd.	363,333	754,426
	Felix Resources, Ltd.	155,501	2,125,185
# *	Ferraus, Ltd.	142,381	69,376
*	Fig Tree Developments, Ltd.	20,365	409
*	First Australian Resources, Ltd.	1,464,976	65,031
#	FKP Property Group	1,187,789	3,692,252
#	Fleetwood Corp., Ltd.	228,532	1,612,527
*	FlexiGroup, Ltd.	293,899	110,930
#	Flight Centre, Ltd.	275,063	4,248,440
*	Flinders Mines, Ltd.	3,074,654	221,629
	Forest Enterprises Australia, Ltd.	1,513,062	558,002
*	Forge Group, Ltd.	170,828	71,573
#	Funtastic, Ltd.	678,385	191,000
*	Fusion Resources, Ltd.	7,950	1,843
	Futuris Corp., Ltd.	3,075,420	3,472,505

4

*	Gale Pacific, Ltd.	125,851	18,938
	Gazal Corp., Ltd.	104,542	144,270
*	Genetic Technologies, Ltd.	830,383	45,041
# *	Geodynamics, Ltd.	902,956	869,049
# *	Gindalbie Metals, Ltd.	1,817,381	1,017,140
# *	Giralia Resources NL	625,030	477,953
*	Glengarry Resources, Ltd.	768,955	23,752
*	Globe International, Ltd.	88,283	32,729
*	Golden Gate Petroleum, Ltd.	797,686	202,562
*	Goldsearch, Ltd.	423,975	10,333
	Goodman Fielder, Ltd.	4,592,874	5,210,135
	Gowing Bros., Ltd.	79,311	182,324
# *	Graincorp, Ltd. Series A	248,113	1,475,385
# *	Grange Resources, Ltd.	451,979	407,848
#	GRD, Ltd.	868,801	459,689
#	Great Southern, Ltd.	1,553,043	527,037
#	GUD Holdings, Ltd.	333,245	1,588,407
#	Gunns, Ltd.	2,048,449	1,906,856
#	GWA International, Ltd.	1,012,287	2,300,084
#	Hastie Group, Ltd.	509,307	992,225
*	Havilah Resources NL	280,570	142,507
#	Healthscope, Ltd.	1,043,521	3,897,163
# *	Heron Resources, Ltd.	673,833	181,487
#	HFA Holdings, Ltd.	915,491	459,118
	HGL, Ltd.	108,137	129,684
# *	Highlands Pacific, Ltd.	2,651,500	150,930
#	Hills Industries, Ltd.	768,439	2,675,196
*	Horizon Oil, Ltd.	3,227,717	692,991
#	Housewares International, Ltd.	598,466	434,068
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	136,019
*	Hyro, Ltd.	1,500,097	32,379
# *	IBA Health Group, Ltd.	2,111,065	1,295,020
*	ICSGlobal, Ltd.	249,107	33,840
	IDT Australia, Ltd.	82,205	132,481
#	iiNet, Ltd.	500,339	550,541
# *	Iluka Resources, Ltd.	1,969,862	7,482,040
#	Imdex, Ltd.	812,684	811,407
*	Imugene, Ltd.	474,785	22,885
*	IMX Resources Mining NL	606,340	175,273
#	Independence Group NL	518,674	1,116,628
*	Indo Mines, Ltd.	108,199	63,306
*	Indophil Resources NL	1,738,038	1,231,916
#	Industrea, Ltd.	2,956,173	861,330
#	Infomedia, Ltd.	1,458,074	445,601
# *	Innamincka Petroleum, Ltd.	799,831	227,413
	Integrated Research, Ltd.	261,513	68,697
*	Intellect Holdings, Ltd.	48,362	1,376
*	Intermoco, Ltd.	2,462,900	19,871
# *	Intrepid Mines, Ltd.	622,389	86,218
#	Invocare, Ltd.	521,876	2,026,363
#	IOOF Holdings, Ltd.	412,114	1,862,158
#	Iress Market Technology, Ltd.	467,059	2,182,510

5

*	Ixla, Ltd.	89,921	1,634
# *	Jabiru Metals, Ltd.	1,854,281	362,846
	James Hardie Industries NL	579,666	2,361,971
#	JB Hi-Fi, Ltd.	456,439	4,514,218
*	Jumbuck Entertainment, Ltd.	7,000	3,140
	K&S Corp., Ltd.	153,380	408,112
#	Kagara, Ltd.	831,710	1,846,057
*	Karoon Gas Australia, Ltd.	537,266	1,653,532
*	Keycorp, Ltd.	215,466	38,401
# *	Kings Minerals NL	1,634,196	192,781
# *	Kingsgate Consolidated, Ltd.	396,444	1,449,805
	Kresta Holdings, Ltd.	507,262	84,695
*	Lafayette Mining, Ltd.	1,963,956	23,280
*	Lednium, Ltd.	195,019	12,329
	Lemarne Corp., Ltd.	30,790	92,703
*	Leyshon Resources, Ltd.	103,357	20,614
*	Life Therapeutics, Ltd.	393,649	17,133
# *	Linc Energy, Ltd.	610,080	2,477,236
*	Lodestar Minerals, Ltd.	96,976	3,331
*	Longreach Group, Ltd.	92,007	1,017
	Lycopodium, Ltd.	45,700	151,572
# *	Lynas Corp., Ltd.	2,473,985	1,403,168
*	MAC Services Group, Ltd.	1,743	3,220
	MacArthur Coal, Ltd.	329,517	2,789,846
#	MacMahon Holdings, Ltd.	2,663,027	3,464,440
*	Macmin Silver, Ltd.	2,087,514	64,891
#	Macquarie Communications Infrastructure Group	1,651,050	3,433,617
#	Macquarie Media Group, Ltd.	803,130	1,710,584
*	Macquarie Telecom Group, Ltd.	35,019	25,035
*	Mantra Resources, Ltd.	10,296	11,292
# *	Marion Energy, Ltd.	1,207,208	422,801
	Maryborough Sugar Factory, Ltd.	2,560	4,183
	MaxiTRANS Industries, Ltd.	851,039	375,192
# *	McGuigan Simeon Wines, Ltd.	528,112	297,648
	McMillan Shakespeare, Ltd	194,418	368,230
	McPherson’s, Ltd.	303,441	671,597
#	Melbourne IT, Ltd.	381,170	882,929
*	Mercury Mobility, Ltd.	232,538	25,917
#	Mermaid Marine Australia, Ltd.	671,857	821,410
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	29,746
*	Metal Storm, Ltd.	2,280,892	72,526
*	Mikoh Corp., Ltd.	611,820	69,218
	Minara Resources, Ltd.	196,626	256,227
	Mincor Resources NL	966,747	969,177
# *	Mineral Deposits, Ltd.	1,817,366	992,312
	Mineral Resources, Ltd.	232,694	1,112,569
# *	Mirabela Nickel, Ltd.	52,782	190,806
#	Mitchell Communications Group, Ltd.	1,143,213	502,548
# *	Molopo Australia, Ltd.	940,636	841,686
#	Monadelphous Group, Ltd.	375,483	3,608,493
*	Morning Star Gold NL	25,000	3,323
#	Mortgage Choice, Ltd.	722,000	576,066

6

*	Mosaic Oil NL	2,209,067	175,708
*	Mount Gibson Iron, Ltd.	3,182,221	4,239,314
# *	Murchison Metals, Ltd.	1,501,421	1,558,057
# *	Murchison United NL	850,000	43,449
	MYOB, Ltd.	1,540,742	1,249,268
	Namoi Cotton Cooperative, Ltd.	196,490	47,237
*	Natasa Mining, Ltd.	3,500	3,319
	National Can Industries, Ltd.	97,017	105,418
#	Navitas, Ltd.	1,153,075	2,079,804
#	New Hope Corp., Ltd.	3,024,173	10,501,982
# *	Nexus Energy, Ltd.	2,385,311	2,157,509
# *	Nido Petroleum, Ltd.	4,222,310	753,369
	Nomad Building Solutions, Ltd.	26,922	34,125
*	North Australian Diamonds, Ltd.	3,646,488	28,917
# *	Novogen, Ltd.	391,594	355,914
*	NuSep, Ltd.	17,442	699
# *	Nylex, Ltd.	173,801	51,884
#	Oakton, Ltd.	386,916	1,083,048
*	Orbital Corp., Ltd.	2,045,099	94,413
#	OrotonGroup, Ltd.	79,968	220,693
*	Otto Energy, Ltd.	429,650	97,262
	Over Fifty Group, Ltd.	38,567	24,372
	Pacific Brands, Ltd.	2,599,981	4,064,322
# *	Pan Pacific Petroleum NL	2,798,114	447,509
*	PanAust, Ltd.	7,257,513	3,183,399
#	Panoramic Resources, Ltd.	921,464	1,086,749
#	Paperlinx, Ltd.	2,219,854	2,732,233
*	Payce Consolidated, Ltd.	29,670	33,412
#	Peet, Ltd.	995,660	1,818,394
#	Perilya, Ltd.	921,802	222,091
#	Perpetual Trustees Australia, Ltd.	128,880	4,951,722
*	Perseus Mining, Ltd.	43,681	28,757
*	Petra Diamonds, Ltd.	65,193	194,226
# *	Petsec Energy, Ltd.	702,084	215,619
# *	Pharmaxis, Ltd.	708,984	1,284,546
#	Photon Group, Ltd.	270,932	553,001
*	Planet Gas, Ltd.	735,200	45,852
*	Plantcorp NL	4,329	—
#	Platinum Asset Mangement, Ltd.	304,534	893,758
# *	Platinum Australia, Ltd.	866,470	1,093,866
#	PMP, Ltd.	1,967,166	1,973,410
*	Polartechnics, Ltd.	475,707	37,137
# *	Port Bouvard, Ltd.	726,582	206,425
*	Portman, Ltd.	602,008	10,157,095
# *	Poseidon Nickel, Ltd.	670,939	187,206
	PPK Group, Ltd.	99,965	47,734
*	Prana Biotechnology, Ltd.	195,424	67,321
#	Premier Investments, Ltd.	182,300	651,564
	Primary Health Care, Ltd.	982,415	4,094,373
#	Prime Media Group, Ltd.	421,327	744,181
# *	Progen Pharmaceuticals, Ltd.	190,880	108,990
#	Programmed Maintenance Service, Ltd.	434,830	1,345,823

7

# *	pSivida Corp.	68,086	107,610
*	Pure Energy Resources, Ltd.	120,800	151,090
#	Ramsay Health Care, Ltd.	505,098	4,096,895
	Raptis Group, Ltd.	12,000	3,793
#	RCR Tomlinson, Ltd.	594,680	456,008
*	Realestate.com.au, Ltd.	12,200	46,705
#	Reckon, Ltd.	141,500	126,555
#	Redflex Holdings, Ltd.	370,671	684,949
#	Reece Australia, Ltd.	244,737	4,114,545
*	Repcol, Ltd.	554,848	7,673
*	Resolute Mining, Ltd.	1,474,032	1,456,480
#	Reverse Corp., Ltd.	236,664	280,162
#	Ridley Corp., Ltd.	1,264,597	978,828
# *	Riversdale Mining, Ltd.	789,786	5,329,431
# *	Roc Oil Co., Ltd.	1,623,511	1,360,254
	Rock Building Society, Ltd.	25,912	58,428
	Ross Human Directions, Ltd.	143,511	33,822
#	Ruralco Holdings, Ltd.	73,456	247,919
#	SAI Global, Ltd.	691,846	1,504,060
*	Salinas Energy, Ltd.	1,097,665	170,348
#	Salmat, Ltd.	781,249	1,925,434
# *	Samson Oil & Gas, Ltd.	677,329	42,123
	Schaffer Corp., Ltd.	33,766	167,548
*	SDI, Ltd.	374,482	57,460
	Sedgman, Ltd.	1,629	2,789
#	Seek, Ltd.	819,598	3,392,138
#	Select Harvests, Ltd.	193,346	801,880
*	Senetas Corp., Ltd.	1,846,596	48,451
#	Servcorp, Ltd.	307,250	855,442
#	Service Stream, Ltd.	901,843	767,488
	Seven Network, Ltd.	452,752	2,325,865
*	Shield Mining, Ltd.	72,292	6,347
#	Sigma Pharmaceuticals, Ltd.	3,412,180	3,303,046
# *	Silex System, Ltd.	590,711	1,652,621
# *	Sino Gold Mining, Ltd.	991,696	3,174,059
*	Sino Strategic International, Ltd.	130,864	79,731
*	Sipa Resources International NL	250,000	6,801
*	Sirtex Medical, Ltd.	216,786	356,745
#	Skilled Group, Ltd.	419,400	974,101
#	SMS Management & Technology, Ltd.	292,441	775,633
	SP Telemedia, Ltd.	1,669,898	186,601
#	Spark Infrastructure Group	3,122,426	3,645,682
#	Specialty Fashion Group, Ltd.	807,082	436,677
# *	Sphere Investments, Ltd. (6162272)	560,515	470,879
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	953,547	2,549,184
*	ST Synergy, Ltd.	33,420	2,773
# *	St. Barbara, Ltd.	3,302,450	733,558
*	Staging Connections Group, Ltd.	307,232	24,013
*	Starpharma Holdings, Ltd.	497,958	107,504
#	Straits Resources, Ltd.	897,132	1,749,282
*	Strategic Minerals Corp. NL	358,100	13,980

8

# *	Strike Resources, Ltd.	278,159	148,895
	Structural Systems, Ltd.	177,188	279,504
	Stuart Petroleum, Ltd.	201,731	213,665
#	STW Communications Group, Ltd.	1,308,098	1,202,176
# *	Sundance Resources, Ltd.	5,993,157	1,083,602
#	Sunland Group, Ltd.	871,391	1,701,259
# *	Sunshine Gas, Ltd.	557,947	1,171,647
	Super Cheap Auto Group, Ltd.	734,658	1,426,876
# *	Swick Mining Services, Ltd.	45,087	38,054
*	Symex Holdings, Ltd.	355,611	137,065
	Talent2 International, Ltd.	474,826	469,752
# *	Tamaya Resources, Ltd.	5,021,812	43,653
*	Tandou, Ltd.	10,230	1,298
# *	Tap Oil, Ltd.	721,216	488,115
#	Tassal Group, Ltd.	572,660	1,029,344
	Technology One, Ltd.	1,346,767	976,889
#	Ten Network Holdings, Ltd.	2,220,272	2,879,127
	TFS Corp., Ltd.	871,061	809,084
	Thakral Holdings Group	2,562,142	1,788,711
#	The Reject Shop, Ltd.	114,737	976,897
*	Thor Mining P.L.C.	32,186	1,026
#	Timbercorp, Ltd.	1,655,559	826,492
*	TNG, Ltd.	721,686	23,956
*	Tooth & Co., Ltd.	153,000	4,232
	Tower Australia Group, Ltd.	1,413,642	3,287,223
# *	Tox Free Solutions, Ltd.	303,107	426,090
# *	Transfield Services Infrastructure Fund	590,919	683,437
#	Transfield Services, Ltd.	502,277	3,100,120
#	Transpacific Industries Group, Ltd.	151,986	866,388
#	Troy Resources NL	269,313	284,914
	Trust Co., Ltd.	80,260	480,360
*	Unilife Medical Solutions, Ltd.	544,389	126,567
*	Union Resources, Ltd.	1,290,000	8,933
#	United Group, Ltd.	445,341	4,598,005
# *	United Minerals Corp. NL	371,631	334,277
#	UXC, Ltd.	898,950	671,658
# *	Ventracor, Ltd.	1,048,486	151,098
*	View Resources, Ltd.	1,283,369	131,844
	Village Roadshow, Ltd.	609,437	827,215
	Virgin Blue Holdings, Ltd.	905,222	233,759
#	Vision Group Holdings, Ltd.	312,902	294,042
	Washington H. Soul Pattinson & Co., Ltd.	27,451	236,584
#	Watpac, Ltd.	514,056	897,386
#	Wattyl, Ltd.	423,342	404,169
#	WDS, Ltd.	142,967	258,780
	Webjet, Ltd.	373,212	373,820
	Webster, Ltd.	150,895	124,900
*	Wedgetail Mining, Ltd.	904,454	33,767
*	Wentworth Holdings, Ltd.	316,666	31,236
#	West Australian Newspapers Holdings, Ltd.	606,715	4,433,120
# *	Western Areas NL	694,336	4,193,249
*	White Energy Co., Ltd.	85,147	197,312

9

#	Whitehaven Coal, Ltd.	324,807	691,985
#	WHK Group, Ltd.	1,156,359	964,032
#	Wide Bay Australia, Ltd.	57,218	393,636
	Willmott Forests, Ltd.	51,672	51,256
# *	Windimurra Vanadium, Ltd.	537,429	622,468
#	Wotif.com Holdings, Ltd.	240,358	715,718
*	Zinc Co. Australia, Ltd.	60,894	3,128
TOTAL COMMON STOCKS			444,102,979

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	320,787

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Buru Energy, Ltd. Warrants 10/10/10	208,186	—
*	Chrome Corp., Ltd. Options 09/30/09	1,600	7
*	Havilah Resources NL Warrants 04/30/10	2,017	199
*	Millennium Minerals, Ltd. Rights 10/31/08	226,113	893
TOTAL RIGHTS/WARRANTS			1,099

TOTAL — AUSTRALIA			444,424,865

HONG KONG — (11.6%)
COMMON STOCKS — (11.6%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	575,039
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	380,254
	Alco Holdings, Ltd.	1,468,000	238,506
	Allan International Holdings	592,000	81,373
#	Allied Group, Ltd.	683,200	1,211,245
#	Allied Properties, Ltd.	10,756,000	1,397,225
*	Amax Entertainment Holdings, Ltd.	1,650,000	73,755
*	Applied Development Holdings, Ltd.	1,243,000	43,319
*	APT Satellite Holdings, Ltd.	850,000	87,659
	Arts Optical International Holdings	730,000	189,775
	Asia Commercial Holdings, Ltd.	131,040	8,475
#	Asia Financial Holdings, Ltd.	2,600,908	782,178
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,375,653
	Asia Standard Hotel	26,194,087	137,105
	Asia Standard International Group, Ltd.	24,409,324	222,692
*	Asia TeleMedia, Ltd.	2,832,000	36,472
*	Asian Union New Media Group, Ltd.	33,420,000	211,502
*	Associated International Hotels	974,000	1,874,605
	Automated Systems Holdings, Ltd.	340,000	76,248
*	Bal Holdings, Ltd.	48	—
#	Beijing Development (Hong Kong), Ltd.	166,000	23,328
*	Bossini International Holdings, Ltd.	3,871,500	113,244
*	Burwill Holdings, Ltd.	7,148,960	138,782
#	C C Land Holdings, Ltd.	1,038,000	226,760
#	Cafe de Coral Holdings, Ltd.	1,358,000	2,367,791
*	Capital Estate, Ltd.	28,570,000	115,123

10

	Capital Strategic Investment, Ltd.	13,882,500	250,914
	CASH Financial Services Group, Ltd.	119,565	24,861
*	Casil Energine International (Holdings), Ltd.	1,988,000	70,243
# *	CATIC International Holdings, Ltd.	5,332,000	76,494
	CCT Telecom Holdings, Ltd.	1,724,970	138,838
	Celestial Asia Securities Holdings, Ltd.	343,810	78,136
	Century City International Holdings, Ltd	43,326,000	233,473
	Champion Technology Holdings, Ltd.	4,466,629	377,473
	Chen Hsong Holdings, Ltd.	1,576,000	399,130
	Cheuk Nang (Holdings), Ltd.	497,472	109,582
	Chevalier International Holdings, Ltd.	733,482	532,775
	Chevalier Pacific Holdings, Ltd.	355,250	61,199
*	China Best Group Holding, Ltd.	22,749,000	173,834
*	China Digicontent Co., Ltd.	2,710,000	3,490
*	China Electronics Corp. Holdings Co., Ltd.	890,250	97,152
# *	China Grand Forestry Green Resources Group, Ltd.	19,854,000	1,646,267
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	121,488
*	China Infrastructure Investment, Ltd.	6,280,000	121,091
*	China Investments Holdings, Ltd.	210,000	5,026
	China Metal International Holdings, Ltd.	2,844,000	407,649
*	China Motion Telecom International, Ltd.	5,080,000	62,410
	China Motor Bus Co.	74,000	535,943
# *	China Oil & Gas Group, Ltd.	1,573,200	45,339
*	China Properties Investment Holdings, Ltd.	880,000	16,251
*	China Renji Medical Group, Ltd.	26,682,000	129,013
*	China Resources Logic, Ltd.	708,600	193,216
*	China Rise International Holdings, Ltd.	2,988,000	41,629
*	China Sciences Conservational Power, Ltd.	210,400	19,509
# *	China Sci-Tech Holdings, Ltd.	28,646,600	149,850
# *	China Seven Star Shopping, Ltd.	12,410,000	88,654
*	China Solar Energy Holdings, Ltd.	11,802,905	161,125
*	China Star Entertainment, Ltd.	66,043	1,641
*	China Strategic Holdings, Ltd.	1,670,000	80,884
	China Timber Resources Group, Ltd.	17,751,680	123,642
*	China WindPower Group, Ltd.	183,400	6,332
# *	China Wireless Technologies, Ltd.	5,152,000	167,584
*	China Yunnan Tin Minerals Group	6,088,000	121,259
*	China Zenith Chemical Group, Ltd.	8,037,500	377,421
	China Zirconium, Ltd.	116,400	90,680
# *	Chinese People Holdings Co., Ltd.	8,960,000	194,932
	Chinney Investments, Ltd.	1,144,000	101,779
#	Chong Hing Bank, Ltd.	1,092,000	1,974,932
	Chow Sang Sang Holdings	1,477,680	850,297
	Chu Kong Shipping Development	1,584,000	179,030
	Chuang’s China Investments, Ltd.	3,082,500	83,301
	Chuang’s Consortium International, Ltd.	3,558,930	241,876
#	Chun Wo Development Holdings, Ltd.	2,002,926	147,210
	Chung Tai Printing Holdings, Ltd.	14,710,000	192,096
	City e-Solutions, Ltd.	186,000	20,409
	City Telecom, Ltd.	1,470,497	258,768
# *	Clear Media, Ltd.	1,135,000	545,802
*	Climax International Co., Ltd.	40,700	131

11

*	CNT Group, Ltd.	3,182,693	43,318
# *	Coastal Greenland, Ltd.	6,588,000	225,259
	COL Capital, Ltd.	553,240	87,454
*	Compass Pacific Holdings, Ltd.	1,248,000	19,323
	Computer & Technologies Holdings, Ltd.	432,000	38,970
	Continental Holdings, Ltd.	98,825	12,120
	Convenience Retail Asia, Ltd.	64,000	17,432
#	Coslight Technology International Group, Ltd.	1,134,000	522,113
	Cosmos Machinery Enterprises, Ltd.	1,616,400	75,129
#	Cross-Harbour Holdings, Ltd.	591,520	479,941
*	CSMC Technologies Corp.	12,754,800	177,814
*	Culturecom Holdings, Ltd.	12,299,000	79,049
	Dah Sing Banking Group, Ltd.	33,600	34,869
	Daisho Microline Holdings, Ltd.	1,236,000	64,203
*	Dan Form Holdings Co., Ltd.	2,866,600	156,255
#	Daphne International Holdings, Ltd.	4,538,000	1,994,255
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	175,244
	Dickson Concepts International, Ltd.	850,630	284,759
*	Dragon Hill Wuling Automobile	112,500	14,569
#	DVN Holdings, Ltd.	2,398,516	110,096
*	Dynamic Global Holdings, Ltd.	3,522,000	57,501
	Dynamic Holdings, Ltd.	384,000	75,082
	Eagle Nice (International) Holdings, Ltd.	238,000	35,037
	EcoGreen Fine Chemical Group	1,112,000	172,904
*	Eforce Holdings, Ltd.	3,480,000	94,918
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	350,343
*	E-Kong Group, Ltd.	620,000	39,554
	Emperor Capital Group, Ltd.	749,672	27,512
	Emperor Entertainment Hotel, Ltd.	2,410,000	209,454
	Emperor International Holdings, Ltd.	4,076,360	822,698
*	Enerchina Holdings, Ltd.	3,068,800	67,120
*	ENM Holdings, Ltd.	3,816,000	79,283
	EPI (Holdings), Ltd.	157,951	1,654
# *	eSun Holdings, Ltd.	3,251,400	388,738
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,446,132
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood Holdings, Ltd.	316,600	252,955
#	Far East Consortium	4,398,517	865,029
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	8,159
#	First Natural Foods Holdings, Ltd.	2,365,000	166,979
	First Sign International Holdings, Ltd.	1,424,000	308,953
	Fong’s Industries Co., Ltd.	1,470,000	308,844
*	Foundation Group, Ltd.	5,675,000	96,036
	Fountain Set Holdings, Ltd.	2,150,000	173,949
	Four Seas Food Investment Holdings, Ltd.	202,184	25,589
	Four Seas Mercantile Holdings, Ltd.	592,000	168,493
*	Frasers Property China, Ltd.	16,477,000	297,231
#	Fubon Bank Hong Kong, Ltd.	2,338,000	919,170
*	Fujian Holdings, Ltd.	237,800	10,181
	Fujikon Industrial Holdings, Ltd.	912,000	109,004
# *	Fushan International Energy Group, Ltd.	2,714,000	1,047,716
*	Genesis Energy Holdings, Ltd.	8,175,000	128,383

12

	Get Nice Holdings, Ltd.	5,970,000	195,430
	Giordano International, Ltd.	4,322,000	1,509,522
*	Global Green Tech Group, Ltd.	2,807,600	231,733
*	Global Tech (Holdings), Ltd.	5,612,000	14,954
	Glorious Sun Enterprises, Ltd.	2,756,000	1,152,910
	Gold Peak Industries (Holdings), Ltd.	1,059,250	120,833
#	Golden Resorts Group, Ltd.	16,420,000	223,881
	Golden Resources Development International, Ltd.	2,848,500	111,448
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	385,796
	Golik Holdings, Ltd.	930,500	27,959
*	GR Vietnam Holdings, Ltd.	620,000	6,027
#	Grande Holdings, Ltd.	882,000	131,408
*	Group Sense (International), Ltd.	2,448,000	58,154
	Guangnan Holdings, Ltd.	1,779,600	201,608
#	Hang Fung Gold Technology, Ltd.	1,980,482	168,792
	Hang Ten Group Holdings, Ltd.	1,705,850	108,022
	Hanny Holdings, Ltd.	7,440,000	25,312
*	Hans Energy Co., Ltd.	7,556,000	219,031
	Harbour Centre Development, Ltd.	593,000	661,150
# *	Heng Tai Consumables Group, Ltd.	3,173,000	277,390
# *	Hi Sun Technology (China), Ltd.	4,959,000	725,294
	High Fashion International, Ltd.	268,000	68,750
	HKR International, Ltd.	3,715,936	1,379,733
	Hon Kwok Land Investment Co., Ltd	1,132,535	274,063
*	Hong Fok Land, Ltd.	1,210,000	1,558
	Hong Kong Catering Management, Ltd.	542,796	45,813
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	651,054
*	Hong Kong Parkview Group, Ltd.	1,130,000	107,506
	Hongkong Chinese, Ltd.	4,482,000	385,008
	Hop Fung Group Holdings, Ltd.	888,000	97,952
*	Hop Hing Group Holdings, Ltd.	660,265	40,058
	Hsin Chong Construction Group, Ltd.	1,569,658	180,531
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	319,151
	Huafeng Group Holdings, Ltd.	1,571,220	48,102
*	Hualing Holdings, Ltd.	12,708,000	300,515
	Hung Hing Printing Group, Ltd.	1,603,275	354,920
	Hutchison Harbour Ring, Ltd.	16,156,000	1,318,129
*	HyComm Wireless, Ltd.	941,800	4,785
#	I.T., Ltd.	2,734,000	331,966
	I-Cable Communications, Ltd.	4,440,000	567,337
*	IDT International, Ltd.	6,240,183	145,924
*	Imagi International Holdings, Ltd.	3,037,000	131,116
#	Integrated Distribution Services Group, Ltd.	775,000	1,054,251
*	Interchina Holdings Co., Ltd.	32,405,000	97,600
	IPE Group, Ltd.	1,740,000	197,856
	ITC Corp., Ltd.	5,774,585	78,275
*	ITC Properties Group, Ltd.	21,843,680	169,352
	Jinhui Holdings Co., Ltd.	1,348,000	344,056
	Jiuzhou Development Co., Ltd.	2,632,000	139,285
	Joyce Boutique Holdings, Ltd.	1,530,000	26,897
*	Junefield Department Store Group, Ltd.	256,000	4,429

13

#	K Wah International Holdings, Ltd.	5,799,405	1,284,535
*	Kai Yuan Holdings, Ltd.	3,640,000	64,413
	Kantone Holdings, Ltd.	8,206,742	551,709
*	Karl Thomson Holdings, Ltd.	1,238,000	160,197
	Karrie International Holdings, Ltd.	1,433,600	81,311
	Keck Seng Investments	924,600	387,222
	Kee Shing Holdings	886,000	80,240
	Kin Yat Holdings, Ltd.	586,000	94,450
	King Fook Holdings	1,000,000	69,360
*	King Pacific International Holdings, Ltd.	1,404,200	22,063
	Kingdee International Software Group Co., Ltd.	2,552,000	491,970
	Kingmaker Footwear Holdings, Ltd.	1,476,955	135,187
*	Kong Sun Holdings, Ltd.	2,198,000	7,077
*	KPI Co., Ltd.	396,000	13,349
*	KTP Holdings, Ltd.	560,400	40,438
	Kwoon Chung Bus Holdings, Ltd.	556,000	60,830
	Lai Fung Holdings, Ltd.	18,003,000	257,141
*	Lai Sun Development Co., Ltd.	36,841,000	275,399
*	Lai Sun Garment International, Ltd.	4,010,000	157,396
	Lam Soon (Hong Kong), Ltd.	302,310	155,268
	Le Saunda Holdings, Ltd.	1,424,000	145,836
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
	Lee & Man Holdings, Ltd.	1,780,000	207,358
	Lerado Group Holding Co.	1,602,000	97,982
	Lippo, Ltd.	1,464,700	676,854
#	Liu Chong Hing Investment, Ltd.	829,200	643,993
	Luen Thai Holdings, Ltd.	1,345,000	102,873
	Luk Fook Holdings (International), Ltd.	1,192,000	418,889
#	Luks Industrial Group, Ltd.	1,301,555	498,898
*	Lung Cheong International Holdings, Ltd.	2,426,000	35,447
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	674,032
*	M Dream Inworld, Ltd.	305	9
# *	Macau Success, Ltd.	5,560,000	445,648
	MACRO-LINK International Holdings, Ltd.	1,036,250	74,745
	Magnificent Estates, Ltd.	12,744,000	163,439
	Mainland Headwear Holdings, Ltd.	765,600	86,824
	Man Yue International Holdings, Ltd.	1,084,000	169,336
	Matrix Holdings, Ltd.	1,067,414	54,623
*	Matsunichi Communications Holdings, Ltd.	1,914,000	1,218,490
*	Mei Ah Entertainment Group, Ltd.	1,732,000	67,956
	Melbourne Enterprises	45,500	382,164
#	Melco International Development, Ltd.	1,483,000	420,092
	Midas International Holdings, Ltd.	1,161,000	21,202
#	Midland Holdings, Ltd.	2,510,000	793,558
#	Min Xin Holdings	1,137,200	256,904
*	Ming An Holdings Co., Ltd.	500,000	49,029
# *	Minmetals Holdings, Ltd.	1,780,000	186,679
#	Miramar Hotel & Investment	788,000	862,798
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	212,117
*	Nan Hai Corp., Ltd.	129,572,743	860,755
	Nanyang Holdings	137,500	229,115

14

	National Electronics Holdings	2,156,000	111,758
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,066,697
*	New Century Group Hong Kong, Ltd.	13,351,464	169,236
	New Island Printing Holdings	176,000	8,953
*	New Smart Energy Group, Ltd.	432,800	2,522
*	New World Mobile Holdings, Ltd.	22,140	11,499
	Next Media, Ltd.	6,236,000	1,523,802
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	44,729
#	Norstar Founders Group, Ltd.	3,256,000	569,876
*	Orient Power Holdings, Ltd.	804,000	19,466
#	Oriental Press Group	6,256,000	731,807
	Oriental Watch Holdings	610,000	172,318
#	Pacific Andes International Holdings, Ltd.	4,743,970	537,592
*	Pacific Century Premium Developments, Ltd.	6,470,000	2,015,515
	Paliburg Holdings, Ltd.	23,488,300	352,118
*	Paradise Entertainment, Ltd.	3,969,000	20,660
	Paul Y Engineering Group, Ltd.	67,212	5,720
#	Peace Mark Holdings, Ltd.	2,738,022	528,926
*	Pearl Oriental Innovation, Ltd.	775,200	34,003
	Pegasus International Holdings, Ltd.	226,000	39,861
	Pico Far East Holdings, Ltd.	3,864,000	328,413
#	Playmates Holdings, Ltd.	504,700	143,652
# *	Playmates Toys, Ltd.	504,700	6,434
*	PME Group, Ltd.	950,000	18,057
	Pokfulam Development Co., Ltd.	234,000	171,637
*	Pokphand (C.P.) Co., Ltd.	5,970,000	186,584
*	Polyard Petroleum International	1,220,000	8,169
#	Ports Design, Ltd.	707,000	1,294,900
*	Premium Land, Ltd.	990,000	47,930
	Proview International Holdings, Ltd.	1,584,884	64,262
#	Public Financial Holdings, Ltd.	2,462,000	1,270,747
#	PYI Corp., Ltd.	4,482,477	231,824
*	Pyxis Group, Ltd.	1,936,000	53,606
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	470,369
*	QPL International Holdings, Ltd.	2,009,000	54,333
	Quality Healthcare Asia, Ltd.	478,995	136,229
	Raymond Industrial, Ltd.	675,400	68,193
#	Regal Hotels International Holdings, Ltd.	28,918,000	825,110
	Rivera Holdings, Ltd.	5,710,000	138,056
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,718,000	999,204
	Roadshow Holdings, Ltd.	1,456,000	103,902
	Royale Furniture Holdings, Ltd.	550,000	34,756
	S.A.S. Dragon Holdings, Ltd.	1,456,000	119,237
	Sa Sa International Holdings, Ltd.	2,768,000	824,695
	Safety Godown Co., Ltd.	408,000	171,706
	Samson Paper Holdings, Ltd.	666,000	52,798
*	San Miguel Brewery	612,800	110,519
*	Sanyuan Group, Ltd.	415,000	8,017
	Sea Holdings, Ltd.	1,138,000	592,522
*	SEEC Media Group, Ltd.	2,550,000	98,270
*	Shanghai Allied Cement, Ltd.	1,402,080	83,194

15

*	Shanghai Zenghai Property, Ltd.	14,702,000	231,358
	Shaw Brothers Hong Kong, Ltd.	756,000	1,096,052
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	389,360
#	Shenyin Wanguo, Ltd.	1,212,500	650,730
	Shougang Concord Century Holdings, Ltd.	3,916,000	214,692
*	Shougang Concord Grand (Group), Ltd.	2,451,000	143,599
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	163,390
#	Shui On Construction & Materials, Ltd.	720,000	870,931
*	Shun Ho Resources Holdings, Ltd.	483,000	77,011
*	Shun Ho Technology Holdings, Ltd.	1,037,452	85,604
	Shun Tak Holdings, Ltd.	196,000	67,489
	Silver Grant International	5,033,000	502,804
*	Sincere Co., Ltd.	505,500	23,943
	Sing Tao News Corp., Ltd.	1,842,000	159,304
#	Singamas Container Holdings, Ltd.	1,838,000	281,913
	Sino Biopharmaceutical, Ltd.	5,880,000	784,408
*	Sino Gas Group, Ltd.	3,277,600	50,521
*	Sinocan Holdings, Ltd.	350,000	1,758
*	Sino-i Technology, Ltd.	51,703,158	390,339
# *	Skyfame Realty Holdings, Ltd.	2,737,750	133,101
	Smartone Telecommunications Holdings, Ltd.	1,313,000	954,340
*	SMI Publishing Group, Ltd.	250,511	484
#	Solomon Systech International, Ltd.	9,330,000	209,152
	South China (China), Ltd.	5,620,000	253,647
	South China Financial Holdings, Ltd.	4,872,000	28,912
	Southeast Asia Properties & Finance, Ltd.	263,538	64,486
	Starlight International Holdings	1,903,792	77,168
	Stelux Holdings International, Ltd.	1,307,702	101,234
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	95,383
	Sun Hung Kai & Co., Ltd.	27,000	12,309
	Sunway International Holdings, Ltd.	866,000	19,354
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	52,317
	Symphony Holdings, Ltd.	4,305,000	131,923
# *	Tack Fat Group	4,448,000	229,135
	Tai Cheung Holdings	1,837,000	748,460
#	Tai Fook Securities Group, Ltd.	1,924,494	405,033
	Tai Sang Land Development, Ltd.	576,984	220,043
# *	Tak Shun Technology Group, Ltd.	24,016,000	218,820
	Tak Sing Alliance Holdings	2,909,865	285,848
	Tan Chong International, Ltd.	1,212,000	201,271
*	TCC International Holdings, Ltd.	1,691,789	347,600
*	Technology Venture Holdings, Ltd.	586,000	6,148
#	Techtronic Industries Co., Ltd.	4,266,000	3,919,349
*	Termbray Industries International	2,304,900	283,416
	Tern Properties	61,200	29,556
	Texhong Textile Group, Ltd.	1,930,000	181,885
	Texwinca Holdings, Ltd.	2,490,000	2,062,649
*	The Sun’s Group, Ltd.	25,506	5,469
#	Tian An China Investments	3,975,430	1,494,367
	Tian Teck Land	1,098,000	797,484
*	Titan Petrochemicals Group, Ltd.	11,740,000	171,656

16

*	Tomorrow International Holdings, Ltd.	1,296,420	24,969
	Tongda Group Holdings, Ltd.	8,210,000	99,043
#	Top Form International, Ltd.	2,760,000	128,883
*	Topsearch International (Holdings), Ltd.	234,000	6,941
	Tristate Holdings, Ltd.	188,000	33,533
	Truly International Holdings	1,096,000	891,825
	Tungtex (Holdings) Co., Ltd.	910,000	159,857
	Tysan Holdings, Ltd.	1,040,773	65,447
*	United Power Investment, Ltd.	5,696,000	88,530
	Upbest Group, Ltd.	3,280,000	256,728
*	U-Right International Holdings, Ltd.	4,746,000	8,406
	USI Holdings, Ltd.	1,452,999	304,124
	Van Shung Chong Holdings, Ltd.	359,335	23,382
	Varitronix International, Ltd.	1,093,293	443,608
	Vedan International (Holdings), Ltd.	640,000	31,577
	Veeko International Holdings, Ltd.	1,532,981	28,933
#	Victory City International Holdings	1,839,457	385,187
*	Vital Biotech Holdings, Ltd.	470,000	13,142
	Vitasoy International Holdings, Ltd.	2,805,000	1,227,605
# *	VODone, Ltd.	3,374,000	78,272
*	Vongroup, Ltd.	10,865,000	171,092
*	VST Holdings, Ltd.	2,202,000	225,650
#	Vtech Holdings, Ltd.	367,000	2,146,525
	Wah Ha Realty Co., Ltd.	278,600	68,710
	Wai Kee Holdings, Ltd.	2,057,738	262,166
	Wang On Group, Ltd.	12,416,460	60,142
*	Warderly International Holdings, Ltd.	520,000	32,145
*	Willie International Holdings, Ltd.	3,438,080	47,110
*	Winfoong International, Ltd.	1,210,000	21,682
	Wing On Co. International, Ltd.	802,000	1,120,841
	Wing Shan International	896,000	47,318
	Wong’s International (Holdings), Ltd.	737,641	45,565
	Wong’s Kong King International (Holdings), Ltd.	120,000	12,909
*	Wonson International Holdings, Ltd.	21,880,000	134,993
#	Xinyi Glass Holding Co., Ltd.	622,000	254,441
*	Xpress Group, Ltd.	3,464,000	37,828
	Y. T. Realty Group, Ltd.	965,000	193,936
	Yangtzekiang Garment, Ltd.	607,500	110,442
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	50,705
	YGM Trading	284,000	153,706
	Yip’s Chemical Holdings, Ltd.	1,176,000	503,253
	Yugang International, Ltd.	23,540,000	153,607
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,722
TOTAL COMMON STOCKS			114,142,604

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	52,575
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 09/06/08	3,470,259	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—

17

*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,515
*	China Resources Logic, Ltd. Rights 10/22/08	2,834,400	—
*	COL Capital, Ltd. Warrants 07/27/09	110,648	1,767
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	3,316
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,626
*	Lippo, Ltd. Warrants 07/04/11	122,470	15,772
*	Magnificent Estates, Ltd. Rights 10/06/08	6,372,000	8,206
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	530
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,079	2,886
*	South China (China), Ltd. Rights 09/06/10	1,124,000	26,056
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	1,255
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			120,534

TOTAL — HONG KONG			114,263,138

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,747
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,747

NEW ZEALAND — (4.0%)
COMMON STOCKS — (4.0%)
	Abano Healthcare Group, Ltd.	31,300	99,959
*	AFFCO Holdings, Ltd.	1,806,887	609,438
	Air New Zealand, Ltd.	638,957	412,459
	Cavalier Corp., Ltd.	283,674	455,255
	CDL Investments New Zealand, Ltd.	395,965	89,265
	Colonial Motor Co., Ltd.	126,795	254,814
	Ebos Group, Ltd.	153,656	456,146
#	Fisher & Paykel Appliances Holdings, Ltd.	1,517,018	1,648,720
#	Fisher & Paykel Healthcare Corp.	2,557,184	5,084,370
#	Freightways, Ltd.	643,710	1,396,832
#	Hallenstein Glassons Holdings, Ltd.	241,638	412,397
	Hellaby Holdings, Ltd.	232,243	303,823
	Horizon Energy Distribution, Ltd.	40,420	92,028
	Infratil, Ltd.	1,778,499	2,412,454
#	Mainfreight, Ltd.	473,039	2,034,787
	Methven, Ltd.	10,000	9,030
	Michael Hill International, Ltd.	1,567,460	704,480
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	567,333
	New Zealand Exchange, Ltd.	57,282	242,737
	New Zealand Oil & Gas, Ltd.	1,265,327	1,086,721
	New Zealand Refining Co., Ltd.	499,493	2,178,823
	Northland Port Corp. (New Zealand), Ltd.	219,997	401,630
#	Nuplex Industries, Ltd.	444,628	1,766,350
	Port of Tauranga, Ltd.	579,252	2,575,917
*	ProvencoCadmus, Ltd.	524,201	53,199

18

#	Pumpkin Patch, Ltd.	606,913	529,525
	Pyne Gould Guinness, Ltd.	1,042,177	1,117,894
	Restaurant Brand New Zealand, Ltd.	369,175	161,034
*	Richina Pacific, Ltd.	309,644	64,533
*	Rubicon, Ltd.	995,760	613,184
#	Ryman Healthcare, Ltd.	2,404,707	2,619,474
	Sanford, Ltd.	418,047	1,634,571
	Scott Technology, Ltd.	60,843	52,470
*	Seafresh Fisheries, Ltd.	80,520	1,509
*	Skellerup Holdings, Ltd.	156,486	94,684
#	Sky City Entertainment Group, Ltd.	1,915,616	4,757,375
	South Port New Zealand, Ltd.	30,744	47,316
#	Steel & Tube Holdings, Ltd.	404,138	1,018,485
	Taylors Group, Ltd.	29,646	24,693
*	Tenon, Ltd.	19,132	9,308
#	Tourism Holdings, Ltd.	402,452	326,776
	Tower, Ltd.	530,655	626,558
	Trustpower, Ltd.	3,300	17,463
	Vector, Ltd.	40,847	57,691
	Warehouse Group, Ltd.	357,417	721,498

TOTAL — NEW ZEALAND			39,845,008

SINGAPORE — (8.4%)
COMMON STOCKS — (8.4%)
*	Addvalue Technologies, Ltd.	1,043,000	58,071
	Advanced Holdings, Ltd.	691,000	75,475
*	AEM Holdings, Ltd.	558,000	9,997
	Allgreen Properties, Ltd.	3,244,000	1,444,360
	Apollo Enterprises, Ltd.	302,000	227,959
	Aqua-Terra Supply Co., Ltd.	641,000	77,041
	Armstrong Industrial Corp., Ltd.	1,460,000	179,825
*	ASA Group Holdings, Ltd.	586,000	18,526
#	Asia Environment Holdings, Ltd.	528,793	79,301
*	Asia Food and Properties, Ltd.	5,248,000	1,141,815
*	Asia-Pacific Strategic Investments, Ltd.	1,410	215
	ASL Marine Holdings, Ltd.	497,000	294,846
	A-Sonic Aerospace, Ltd.	626,996	23,760
	Aussino Group, Ltd.	967,000	95,902
*	Ban Joo - Company, Ltd.	928,000	20,359
	Best World International, Ltd.	307,500	55,712
	Beyonics Technology, Ltd.	1,945,800	213,243
	Bonvests Holdings, Ltd.	990,000	500,131
	BRC Asia, Ltd.	794,000	57,972
	Broadway Industrial Group, Ltd.	461,000	176,896
	Brothers (Holdings), Ltd.	504,628	45,603
#	Bukit Sembawang Estates, Ltd.	348,003	1,510,456
	CEI Contract Manufacturing, Ltd.	432,000	37,414
	Cerebos Pacific, Ltd.	539,000	1,208,296
#	CH Offshore, Ltd.	1,568,200	568,238
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	1,352,190
	Chemical Industries (Far East), Ltd.	105,910	30,590

19

*	China Auto Corp., Ltd.	3,040,700	89,629
	China Dairy Group, Ltd.	1,502,000	99,168
#	China Merchants Holdings Pacific, Ltd.	809,000	408,029
#	Chip Eng Seng Corp., Ltd.	1,775,000	281,758
	Chosen Holdings, Ltd.	1,284,000	107,434
	Chuan Hup Holdings, Ltd.	4,385,000	893,948
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,273
*	Compact Metal Industries, Ltd.	643,000	4,481
#	Creative Technology Co., Ltd.	262,900	932,641
	CSC Holdings, Ltd.	1,829,000	155,468
	CSE Global, Ltd.	1,893,000	1,132,869
#	CWT, Ltd.	1,384,500	491,686
#	Delong Holdings, Ltd.	1,287,000	2,267,892
*	Digiland International, Ltd.	12,033,000	41,905
*	Eagle Brand Holdings, Ltd.	5,158,000	107,758
*	Ellipsiz, Ltd.	453,000	20,840
	Eng Wah Organization, Ltd.	265,000	169,155
	Engro Corp., Ltd.	354,000	186,609
*	Enviro-Hub Holdings, Ltd.	1,445,666	183,324
	Eu Yan Sang International, Ltd.	182,000	47,459
*	Eucon Holdings, Ltd.	755,000	21,707
#	Ezra Holdings Pte, Ltd.	1,462,000	1,182,105
#	F.J. Benjamin Holdings, Ltd.	1,095,000	228,778
#	Federal International (2000), Ltd.	657,000	153,835
*	Fischer Tech, Ltd.	244,000	17,831
	Food Empire Holdings, Ltd.	1,094,400	352,760
#	Freight Links Express Holdings, Ltd.	3,893,000	136,630
*	Fu Yu Corp., Ltd.	2,273,750	144,093
	GK Goh Holdings, Ltd.	1,494,000	718,467
# *	Global Voice Group, Ltd.	2,054,000	35,874
#	Goodpack, Ltd.	1,592,000	1,575,355
	GP Industries, Ltd.	3,120,209	652,335
	Grand Banks Yachts, Ltd.	250,000	167,579
#	Guocoland, Ltd.	471,500	608,457
	Hersing Corp., Ltd.	1,285,000	199,527
#	Hi-P International, Ltd.	1,973,000	528,584
	Ho Bee Investment, Ltd.	1,471,000	632,650
	Hong Fok Corp., Ltd.	1,975,600	598,264
#	Hong Leong Asia, Ltd.	868,000	569,136
	Hotel Grand Central, Ltd.	1,060,514	498,939
	Hotel Plaza, Ltd.	1,723,500	1,632,904
#	Hotel Properties, Ltd.	1,715,600	1,626,205
	Hour Glass, Ltd.	622,744	303,455
# *	HTL International Holdings, Ltd.	1,691,843	194,190
#	Huan Hsin Holdings, Ltd.	1,138,400	357,844
#	HupSteel, Ltd.	1,687,875	302,490
	Hwa Hong Corp., Ltd.	2,488,000	857,828
#	Hyflux, Ltd.	1,067,000	1,812,425
#	IDT Holdings, Ltd.	718,000	141,173
	IFS Capital, Ltd.	348,000	135,882
*	Informatics Education, Ltd.	1,339,000	28,001
#	InnoTek, Ltd.	931,000	251,175

20

*	Innovalues, Ltd.	630,000	57,430
	Intraco, Ltd.	292,500	59,192
	IPC Corp., Ltd.	700,000	34,022
	Isetan (Singapore), Ltd.	122,500	277,711
	Jadason Enterprises, Ltd.	1,108,000	39,886
*	Jasper Investments, Ltd.	90,680	12,831
#	Jaya Holdings, Ltd.	2,313,000	1,669,144
*	JK Yaming International Holdings, Ltd.	907,000	239,872
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	330,112
	K1 Ventures, Ltd.	5,340,500	836,222
#	Keppel Telecommunications and Transportation, Ltd.	1,937,800	2,253,347
	Khong Guan Flour Milling, Ltd.	38,000	30,977
	Kian Ann Engineering, Ltd.	1,302,000	136,000
	Kian Ho Bearings, Ltd.	781,500	83,936
#	Kim Eng Holdings, Ltd.	1,183,620	1,004,685
	Koh Brothers Group, Ltd.	1,494,000	133,141
#	KS Energy Services, Ltd.	800,000	833,105
*	L & M Group Investments, Ltd.	7,107,100	24,732
#	Lafe Corp., Ltd.	1,234,800	47,699
*	LanTroVision (S), Ltd.	5,028,750	71,881
	LC Development, Ltd.	2,041,254	173,961
	Lee Kim Tah Holdings, Ltd.	1,600,000	593,782
	Lion Asiapac, Ltd.	473,000	54,414
#	Low Keng Huat Singapore, Ltd.	2,232,000	271,847
	Lum Chang Holdings, Ltd.	1,134,030	159,713
# *	Manhattan Resources, Ltd.	668,000	269,447
	Manufacturing Integration Technology, Ltd.	588,000	45,015
*	MDR, Ltd.	2,040,000	14,393
# *	Mediaring.Com, Ltd.	4,262,500	228,370
	Memtech International, Ltd.	1,322,000	92,260
	Metro Holdings, Ltd.	2,036,960	711,496
#	Midas Holdings, Ltd.	1,342,000	395,733
*	Mirach Energy, Ltd.	460,000	22,349
#	Miyoshi Precision, Ltd.	553,500	38,809
	MobileOne, Ltd.	2,025,000	2,597,921
	Multi-Chem, Ltd.	1,263,000	183,233
	Natsteel, Ltd.	414,000	359,968
#	Nera Telecommunications, Ltd.	1,272,000	251,042
	New Toyo International Holdings, Ltd.	1,043,000	183,062
	Orchard Parade Holdings, Ltd.	956,022	472,362
# *	Osim International, Ltd.	1,965,600	211,936
	Ossia International, Ltd.	750,554	118,351
	Pan-United Corp., Ltd.	2,104,000	719,612
	Parkway Holdings, Ltd.	1,876,133	2,485,231
	PCI, Ltd.	734,000	135,108
	Penguin International, Ltd.	320,000	21,484
	Pertama Holdings, Ltd.	459,750	78,393
#	Petra Foods, Ltd.	881,000	542,567

21

	Popular Holdings, Ltd.	1,813,000	241,159
	PSC Corp., Ltd.	1,973,419	290,280
	QAF, Ltd.	881,000	154,686
*	Qian Hu Corp., Ltd.	674,600	55,683
#	Raffles Education Corp., Ltd.	4,076,000	2,053,971
	Rotary Engineering, Ltd.	1,703,600	528,044
	San Teh, Ltd.	838,406	245,780
	SBS Transit, Ltd.	983,000	1,311,049
#	SC Global Developments, Ltd.	935,850	451,466
	Seksun Corp., Ltd.	530,000	17,416
	Sim Lian Group, Ltd.	1,380,000	361,315
	Sing Holdings, Ltd.	36,666	5,699
	Sing Investments & Finance, Ltd.	198,450	166,425
#	Singapore Food Industries, Ltd.	1,707,000	902,770
	Singapore Land, Ltd.	154,000	519,489
	Singapore Post, Ltd.	6,425,900	4,295,444
	Singapore Reinsurance Corp., Ltd	1,864,530	311,196
	Singapore Shipping Corp., Ltd.	1,765,000	309,125
	Singapura Finance, Ltd.	174,062	176,906
# *	Sinomem Technology, Ltd.	902,000	92,006
	Sinwa, Ltd.	259,000	37,182
	SMB United, Ltd.	2,010,000	226,835
	SMRT Corp., Ltd.	2,936,000	4,082,038
	SP Chemicals, Ltd.	1,219,500	600,331
*	SP Corp., Ltd.	454,000	11,059
	SSH Corp., Ltd.	1,307,000	142,922
#	Stamford Land Corp., Ltd.	3,009,000	793,418
	Straco Corp., Ltd.	130,000	10,405
	Sunningdale Tech, Ltd.	1,332,000	112,090
	Sunright, Ltd.	378,000	55,246
	Superbowl Holdings, Ltd.	980,000	109,128
	Superior Multi-Packaging, Ltd.	490,500	34,137
#	Tat Hong Holdings, Ltd.	1,194,000	906,500
*	Thakral Corp., Ltd.	6,028,000	168,367
	Tiong Woon Corp. Holding, Ltd.	1,359,000	282,702
	Trek 2000 International, Ltd.	1,004,000	127,851
*	TT International, Ltd.	2,742,480	215,050
	Tuan Sing Holdings, Ltd.	3,362,000	320,931
	UMS Holdings, Ltd.	941,000	106,041
	United Engineers, Ltd.	846,666	1,016,110
	United Envirotech, Ltd.	352,000	39,762
	United Overseas Insurance, Ltd.	188,250	364,433
	United Pulp & Paper Co., Ltd.	708,000	84,028
	UOB-Kay Hian Holdings, Ltd.	1,619,000	1,423,106
	UOL Group, Ltd.	120,000	212,236
	Venture Corp., Ltd.	43,000	233,941
	Vicom, Ltd.	120,000	140,382
#	WBL Corp., Ltd.	612,000	1,320,388
	Wheelock Properties, Ltd.	1,232,000	1,065,889
	Wing Tai Holdings, Ltd.	2,264,800	1,506,328
#	Xpress Holdings, Ltd.	3,079,000	130,053
	Yellow Pages (Singapore), Ltd.	299,000	81,817
	YHI International, Ltd.	1,174,000	136,553
	Yoma Strategic Holdings, Ltd.	132,000	11,711
# *	Yongnam Holdings, Ltd.	1,970,000	153,799
*	Zhongguo Jilong, Ltd.	249,876	7,692
TOTAL COMMON STOCKS			82,165,151

22

	RIGHTS/WARRANTS — (0.0%)
*	Manhattan Resources, Ltd. Rights 10/08/08	200,400	—
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	11,364
	TOTAL RIGHTS/WARRANTS		11,364

	TOTAL — SINGAPORE		82,176,515

		Face
		Amount	Value †
		(000)

	TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 10/01/08 (Collateralized by $2,330,000 FNMA 6.00%, 12/01/37 valued at $2,236,382) to be repurchased at $2,203,119	$2,203	2,203,000

	SECURITIES LENDING COLLATERAL — (30.6%)
§ @	DFA Short Term Investment Fund LP	283,699	283,698,611
@	Repurchase Agreement, Deutsche Bank Securities 2.25%, 10/01/08 (Collateralized by $24,665,570 FHLMC 5.000%, 10/01/35 & FNMA 5.500%, 01/01/36, valued at $17,102,870) to be repurchased at $16,768,567	16,768	16,767,519

	TOTAL SECURITIES LENDING COLLATERAL		300,466,130

	TOTAL INVESTMENTS - (100.0%) (Cost $1,146,565,520)##		$983,382,403

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (95.1%)
Consumer Discretionary — (16.6%)
	4imprint Group P.L.C.	96,735	$244,999
	Aegis Group P.L.C.	3,078,129	5,157,931
	Aga Rangemaster Group P.L.C.	296,443	776,973
	Airea P.L.C.	22,000	5,543
	Alexandra P.L.C.	124,343	90,603
	Alexon Group P.L.C.	183,490	94,918
	Arena Leisure P.L.C.	1,411,547	755,695
	Avesco Group P.L.C.	44,438	26,061
	Avon Rubber P.L.C.	126,434	153,084
	Barratt Developments P.L.C.	24,509	46,773
	Bellway P.L.C.	418,246	4,075,843
#	Blacks Leisure Group P.L.C.	181,058	303,638
	Bloomsbury Publishing P.L.C.	281,545	755,279
#	Bovis Homes Group P.L.C.	488,520	3,329,168
	BPP Holdings P.L.C.	222,896	1,808,346
	Caffyns P.L.C.	6,000	53,335
	Carpetright P.L.C.	172,049	1,861,049
	Centaur Media P.L.C.	617,725	573,616
	Chime Communications P.L.C.	211,086	321,797
# *	Chrysalis Group P.L.C.	210,567	421,017
	Churchill China P.L.C.	30,000	122,374
#	Clinton Cards P.L.C.	740,506	463,947
	Colefax Group P.L.C.	60,000	170,005
	Cosalt P.L.C.	82,921	410,311
	Creston P.L.C.	213,773	189,279
	Daily Mail & General Trust P.L.C. Series A	237,188	1,368,812
	Dawson Holdings P.L.C.	253,045	235,560
	Debenhams P.L.C.	1,434,477	1,263,554
	Dignity P.L.C.	262,886	3,280,125
#	DSG International P.L.C.	5,482,843	4,772,539
	Dunelm Group P.L.C.	17,747	43,337
*	Entertainment Rights P.L.C.	2,258,940	109,650
	Euromoney Institutional Investor P.L.C.	356,857	2,075,951
	Findel P.L.C.	388,514	710,100
*	Forminster P.L.C.	43,333	2,889
#	French Connection Group P.L.C.	384,233	484,741
	Fuller Smith & Turner P.L.C.	132,742	905,828
	Future P.L.C.	1,363,027	557,947
	Galiform P.L.C.	2,349,090	1,095,455
	Game Group P.L.C.	1,483,227	5,460,881
# *	Games Workshop Group P.L.C.	104,823	432,319
	Greene King P.L.C.	436,140	3,586,040
	Halfords Group P.L.C.	939,332	4,366,584

1

	Haynes Publishing Group P.L.C.	14,703	42,085
	Headlam Group P.L.C.	339,900	1,329,666
	Henry Boot P.L.C.	439,079	626,597
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	3,833,653
	Holidaybreak P.L.C.	211,067	1,212,115
#	Hornby P.L.C.	154,220	361,012
	HR Owen P.L.C.	71,542	92,139
	Huntsworth P.L.C.	818,058	642,975
*	Impellam Group P.L.C.	35,258	29,774
	Inchcape P.L.C.	798,903	2,698,663
	J.D. Wetherspoon P.L.C.	552,111	2,321,214
	JD Sports Fashion P.L.C.	126,388	691,907
	JJB Sports P.L.C.	949,037	756,758
	John Menzies P.L.C.	244,534	1,169,268
	Johnston Press P.L.C.	1,237,386	710,254
	Kesa Electricals P.L.C.	2,090,187	4,172,425
*	Lambert Howarth Group P.L.C.	43,203	—
	Laura Ashley Holdings P.L.C.	2,887,571	852,746
	Lookers P.L.C.	709,211	589,539
	Luminar Group Holdings P.L.C.	268,448	893,894
	Mallett P.L.C.	46,337	59,512
	Manganese Bronze Holdings P.L.C.	68,818	352,860
	Marchpole Holdings P.L.C.	81,635	12,972
*	Mice Group P.L.C.	844,000	—
	Millennium and Copthorne Hotels P.L.C.	588,951	2,586,137
	Moss Bros Group P.L.C.	234,511	83,807
	Mothercare P.L.C.	333,825	2,062,853
	N Brown Group P.L.C.	1,002,689	3,982,331
	Next Fifteen Communications P.L.C.	25,000	18,850
*	Pace P.L.C.	769,447	1,147,056
	Pendragon P.L.C.	2,285,154	363,497
#	Photo-Me International P.L.C.	1,340,534	315,794
	Pinewood Shepperton P.L.C.	187,350	548,583
*	Pittards P.L.C.	60,985	2,168
	Portmeirion Group P.L.C.	22,856	82,412
*	Pressac P.L.C.	78,129	1,042
*	Rank Group P.L.C.	838,300	1,067,078
#	Redrow P.L.C.	644,914	1,882,057
	Restaurant Group P.L.C.	753,607	1,685,907
#	Rightmove P.L.C.	243,139	1,100,120
	Signet Group, Ltd.	318,471	6,336,180
*	SMG P.L.C.	965,594	164,898
	Smiths News P.L.C.	693,548	890,231
*	Southampton Leisure Holdings P.L.C.	19,615	7,766
*	Sportech P.L.C.	339,293	482,632
*	Sports Direct International P.L.C.	383,193	375,022
	St Ives Group P.L.C.	448,949	787,157
*	Stylo P.L.C.	64,096	27,349
	Taylor Nelson Sofres P.L.C.	1,742,993	7,605,311
	Ted Baker P.L.C.	161,948	1,016,099
	The Berkeley Group Holdings P.L.C.	244,968	3,347,253
	The Vitec Group P.L.C.	164,920	1,025,884
	Topps Tiles P.L.C.	783,092	812,004
# *	Torotrak P.L.C.	449,280	119,882

2

#	Trinity Mirror P.L.C.	952,139	1,446,955
	United Business Media P.L.C.	772,750	6,806,985
	UTV Media P.L.C.	217,432	488,632
	Wagon P.L.C.	237,979	12,016
*	Wembley P.L.C.	68,694	12,213
*	Westcity P.L.C.	96,111	22,820
	WH Smith P.LC.	605,148	4,120,586
	William Hill P.L.C.	955,782	4,030,281
	Wilmington Group P.L.C.	356,207	1,136,055
#	Woolworths Group P.L.C.	5,587,422	397,170
	Yell Group P.L.C.	22,116	30,604
Total Consumer Discretionary			134,847,601

Consumer Staples — (3.9%)
	Anglo-Eastern Plantations P.L.C.	111,453	785,104
	Barr (A.G.) P.L.C.	66,137	1,218,666
	Britvic P.L.C.	584,315	2,127,459
	Cranswick P.L.C.	179,621	2,078,309
	Dairy Crest Group P.L.C.	535,101	3,841,079
	Devro P.L.C.	623,198	869,883
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	2,522,003
	Marston’s P.L.C.	1,227,042	3,466,774
	Mcbride P.L.C.	935,102	1,674,538
	Northern Foods P.L.C.	2,096,761	2,410,204
	Premier Foods P.L.C.	2,248,218	3,018,435
	PZ Cussons P.L.C.	1,481,891	4,722,981
	R.E.A. Holdings P.L.C.	49,233	323,188
	Robert Wiseman Dairies P.L.C.	284,114	1,659,178
	Thorntons P.L.C.	313,060	644,146
#	Uniq P.L.C.	463,373	704,083
Total Consumer Staples			32,066,030

Energy — (6.5%)
	Anglo Pacific Group P.L.C.	438,936	1,115,125
*	Dana Petroleum P.L.C.	335,727	7,155,871
*	Emerald Energy P.L.C.	220,639	1,526,824
*	Fortune Oil P.L.C.	6,059,517	960,506
*	Hardy Oil & Gas P.L.C.	46,779	319,794
	Hunting P.L.C.	477,489	5,254,212
# *	Imperial Energy Corp. P.L.C.	289,203	5,291,072
	James Fisher & Sons P.L.C.	195,269	1,760,788
	JKX Oil and Gas P.L.C.	592,186	2,957,189
	Melrose Resources P.L.C.	388,991	2,432,919
*	Premier Oil P.L.C.	329,638	5,751,312
*	Salamander Energy P.L.C.	282,050	884,547
# *	Soco International P.L.C.	289,649	7,716,327
*	UK Coal P.L.C.	590,118	3,625,419
	Venture Production P.L.C.	455,259	4,987,186
	Wellstream Holdings P.L.C.	65,650	1,208,915
Total Energy			52,948,006

Financials — (15.8%)
	A & J Mucklow Group P.L.C.	120,745	606,333
#	Aberdeen Asset Management P.L.C.	2,665,487	6,108,234

3

	Amlin P.L.C.	1,816,412	10,393,618
	Arbuthnot Banking Group P.L.C.	67,329	428,673
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	2,216,856
	Benfield Group, Ltd. P.L.C.	581,201	3,501,872
#	BlueBay Asset Management P.L.C.	154,645	673,672
	Brewin Dolphin Holdings P.L.C.	895,086	2,014,147
	Brit Insurance Holdings P.L.C.	1,326,374	4,336,973
	Capital & Regional P.L.C.	279,419	856,335
	Catlin Group, Ltd.	1,005,529	6,302,827
	Charles Stanley Group P.L.C.	127,317	383,070
	Chesnara P.L.C.	154,187	322,143
	Close Brothers Group P.L.C.	495,555	4,997,412
*	CLS Holdings P.L.C.	260,643	1,614,150
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	427,861	499,336
	Daejan Holdings P.L.C.	42,317	2,123,695
	Development Securities P.L.C.	206,851	1,435,504
	DTZ Holdings P.L.C.	220,478	502,592
	Evolution Group P.L.C.	1,183,212	2,019,560
#	F&C Asset Management P.L.C.	1,536,186	2,078,144
#	Grainger P.L.C.	436,048	1,588,134
	Great Portland Estates P.L.C.	430,344	2,602,340
*	Hampton Trust P.L.C.	232,050	—
*	Hansard Global P.L.C.	1,459	3,266
	Hardy Underwriting Group P.L.C.	158,285	719,387
*	Hargreaves Lansdown P.L.C.	64,253	209,320
	Helical Bar P.L.C.	420,463	2,287,766
#	Henderson Group P.L.C.	3,020,595	5,960,020
	Highway Insurance Holdings P.L.C.	262,057	328,806
	Hiscox, Ltd.	1,579,968	6,946,158
	IG Group Holdings P.L.C.	1,189,807	6,762,487
*	Industrial & Commercial Holdings P.L.C.	5,000	133
	Intermediate Capital Group P.L.C.	335,898	7,361,437
	International Personal Finance P.L.C.	908,963	4,070,883
*	IP Group P.L.C.	165,483	269,983
	Jardine Lloyd Thompson Group P.L.C.	803,953	6,414,729
	Liontrust Asset Management P.L.C.	129,935	434,519
*	London Scottish Bank P.L.C.	392,753	29,962
# *	LSL Property Services P.L.C.	131,485	171,459
*	Minerva P.L.C.	601,226	378,104
*	MWB Group Holdings P.L.C.	379,622	482,058
	New Star Asset Management Group P.L.C.	97,505	116,547
	Novae Group P.L.C.	241,427	1,298,269
	Paragon Group of Companies P.L.C.	15,320	18,056
	Park Group P.L.C.	166,600	39,581
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	148
	Provident Financial P.L.C.	461,464	7,159,640
	Quintain Estates & Development P.L.C.	296,826	1,076,181
	Rathbone Brothers P.L.C.	163,714	2,817,388
	Rensburg Sheppards P.L.C.	173,968	1,572,404
*	Rutland Trust P.L.C.	85,288	101,591
	S&U P.L.C.	21,140	130,587
	Savills P.L.C.	462,351	2,170,932

4

*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
*	Shellproof, Ltd.	1,156	1,069
	Shore Capital Group P.L.C.	1,227,370	502,077
	ST Modwen Properties P.L.C.	496,506	2,602,428
	St. Jame’s Place P.L.C.	664,647	2,586,634
*	Terence Chapman Group P.L.C.	62,500	352
	Town Centre Securities P.L.C.	27,674	71,830
	Tullett Prebon P.L.C.	757,461	3,729,557
	Unite Group P.L.C.	457,428	1,880,107
	Warner Estate Holdings P.L.C.	152,919	247,067
Total Financials			128,565,821

Health Care — (3.0%)
*	Alizyme P.L.C.	660,805	174,413
*	Antisoma P.L.C.	2,082,855	740,937
*	Ark Therapeutics Group P.L.C.	656,732	673,160
	Assura Group, Ltd.	24,511	17,307
# *	Axis-Shield P.L.C.	230,972	1,187,657
# *	Biocompatibles International P.L.C.	147,081	368,469
	Bioquell P.L.C.	90,893	283,932
*	BTG P.L.C.	599,767	1,501,808
	Care UK P.L.C.	205,547	1,281,983
*	Clinical Computing P.L.C.	46,666	1,348
	Consort Medical P.L.C.	119,619	1,135,941
	Corin Group P.L.C.	151,637	324,332
	Dechra Pharmaceuticals P.L.C.	206,999	1,506,112
	Genetix Group P.L.C.	151,246	125,034
*	Genus P.L.C.	161,581	2,173,255
*	Global Health Partner P.L.C.	800	1,565
	Goldshield Group P.L.C.	123,034	492,151
#	Hikma Pharmaceuticals P.L.C.	442,816	3,185,520
	Nestor Healthcare Group P.L.C.	443,850	233,533
*	Oxford Biomedica P.L.C.	2,123,042	289,494
*	Phytopharm P.L.C.	104,349	26,389
*	Prostrakan Group P.L.C.	38,359	62,929
*	Protherics P.L.C.	1,046,492	691,601
*	Provalis P.L.C.	796,584	4,249
*	SkyePharma P.L.C.	27,453	71,821
	Southern Cross Healthcare, Ltd.	195,059	361,880
	SSL International P.L.C.	766,671	6,181,655
*	Vectura Group P.L.C.	974,453	811,980
*	Vernalis P.L.C.	1,131,506	69,017
*	William Ransom & Son P.L.C.	30,000	4,000
Total Health Care			23,983,472

Industrials — (32.8%)
*	AEA Technology P.L.C.	539,970	374,403
	Aggreko P.L.C.	415,598	4,087,906
	Air Partner P.L.C.	38,153	466,064
*	Airflow Streamline P.L.C.	20,500	21,321
	Alumasc Group P.L.C.	131,547	359,800
	Arriva P.L.C.	572,325	7,106,181
	Ashtead Group P.L.C.	2,033,828	2,448,135

5

	Atkins WS P.L.C.	437,924	5,706,467
*	Autologic Holdings P.L.C.	96,590	46,873
# *	Avis Europe P.L.C.	3,154,308	537,618
	Babcock International Group P.L.C.	877,825	7,888,161
*	BB Holdings, Ltd.	8,709	33,387
	BBA Aviation P.L.C.	1,238,820	2,548,925
	Bodycote P.L.C.	1,283,539	3,654,434
	Braemar Shipping Services P.L.C.	81,108	499,767
	Brammer P.L.C.	190,602	666,872
	BSS Group P.L.C.	503,242	2,086,381
	Business Post Group P.L.C.	204,928	1,132,079
*	C.H. Bailey P.L.C.	20,950	19,740
	Camellia P.L.C.	2,437	294,359
	Carillion P.L.C.	1,537,838	7,184,939
	Carr’s Milling Industries P.L.C.	35,330	376,777
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	167,445	697,170
	Charles Taylor Consulting P.L.C.	143,225	550,111
	Charter P.L.C.	626,781	6,986,476
	Chemring Group P.L.C.	132,581	4,896,263
	Chloride Group P.L.C.	1,054,622	3,650,659
	Clarkson P.L.C.	70,194	956,655
	Communisis P.L.C.	577,296	488,607
	Connaught P.L.C.	254,328	1,713,249
	Cookson Group P.L.C.	836,687	7,044,336
	Costain Group P.L.C.	1,306,155	533,750
*	Danka Business Systems P.L.C.	1,029,605	18,305
	Davis Service Group P.L.C.	689,742	3,330,675
	De La Rue P.L.C.	621,139	10,085,641
	Dewhurst P.L.C.	9,000	31,201
	Domino Printing Sciences P.L.C.	469,545	1,736,323
*	easyJet P.L.C.	514,300	2,949,511
	Eleco P.L.C.	80,000	84,324
*	Eliza Tinsley Group P.L.C.	19,844	3,175
	Enodis P.L.C.	1,614,673	9,090,977
	Fenner P.L.C.	691,344	2,185,533
	Forth Ports P.L.C.	184,302	4,699,820
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,475,611	1,192,376
*	Garton Engineering P.L.C.	10,248	—
	Go-Ahead Group P.L.C.	175,345	5,210,477
	Hampson Industries P.L.C.	437,630	1,013,058
	Harvey Nash Group P.L.C.	261,144	146,120
	Havelock Europa P.L.C.	141,758	136,877
	Hays P.L.C.	4,768,794	6,905,206
#	Helphire P.L.C.	570,202	1,431,177
*	Heywood Williams Group P.L.C.	323,020	34,475
	Hogg Robinson Group P.L.C.	103,893	62,622
	Homeserve P.L.C.	234,574	6,229,810
	Hyder Consulting P.L.C.	173,144	947,734
	IMI P.L.C.	1,019,582	6,879,344
	Interserve P.L.C.	512,988	2,772,518
	Intertek Group P.L.C.	605,784	9,080,240
	ITE Group P.L.C.	1,377,768	2,987,993
	J. Smart & Co. (Contractors) P.L.C.	22,500	217,552

6

	Keller Group P.L.C.	285,825	3,417,738
	Kier Group P.L.C.	145,769	2,049,167
	Latchways P.L.C.	42,476	625,124
	Lavendon Group P.L.C.	180,585	772,502
	Lincat Group P.L.C.	14,452	136,586
	Low & Bonar P.L.C.	785,535	1,291,702
	Management Consulting Group P.L.C.	1,055,808	633,884
	Meggitt P.L.C.	871,784	2,933,442
*	Melrose P.L.C.	971,710	2,512,163
	Metalrax Group P.L.C.	508,719	110,100
	Michael Page International P.L.C.	1,271,159	5,286,391
	Mitie Group P.L.C.	1,243,034	4,613,086
	MJ Gleeson Group P.L.C.	195,875	416,884
	Molins P.L.C.	82,233	100,683
	Morgan Crucible Co. P.L.C.	1,192,285	3,370,071
	Morgan Sindall P.L.C.	175,758	1,402,218
	Mouchel Group P.L.C.	469,006	2,591,077
	MS International P.L.C.	50,000	188,211
	National Express Group P.L.C.	420,056	6,074,107
	Northgate P.L.C.	293,546	1,080,322
	OPD Group P.L.C.	102,094	228,410
	PayPoint P.L.C.	90,274	857,753
*	PV Crystalox Solar P.L.C.	33,334	91,812
	Qinetiq P.L.C.	1,799,700	6,694,644
	Regus Group P.L.C.	3,802,559	4,344,574
*	Renold P.L.C.	270,995	323,714
	Rentokil Initial P.L.C.	240,545	298,443
	Ricardo P.L.C.	222,000	1,284,465
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	410,624	796,640
	ROK P.L.C.	744,151	1,015,010
	RPS Group P.L.C.	811,331	3,559,847
	Scott Wilson Group P.L.C.	28,501	88,492
	Senior P.L.C.	1,671,692	2,547,343
	Severfield-Rowen P.L.C.	362,090	1,439,396
	Shanks Group P.L.C.	1,014,008	3,470,486
	SIG P.L.C.	479,728	3,334,056
	Speedy Hire P.L.C.	183,252	1,350,000
	Spirax-Sarco Engineering P.L.C.	313,271	5,097,545
	Spring Group P.L.C.	596,238	416,288
	Sthree P.L.C.	277,315	887,888
	T. Clarke P.L.C.	148,717	362,194
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	571,550
	TDG P.L.C.	326,296	1,444,455
	The Weir Group P.L.C.	116,475	1,278,910
	Tomkins P.L.C.	2,441,629	6,817,212
*	Trafficmaster P.L.C.	553,279	206,634
	Travis Perkins P.L.C.	422,110	4,044,466
	Tribal Group P.L.C.	125,000	285,461
	Trifast P.L.C.	359,985	231,272
	Ultra Electronics Holdings P.L.C.	274,839	6,229,709
	Umeco P.L.C.	202,063	1,366,038
# *	Volex Group P.L.C.	241,088	244,667
	Vp P.L.C.	172,286	533,237

7

	VT Group P.L.C.	696,523	6,527,832
	Waterman Group P.L.C.	108,139	188,739
	White Young Green P.L.C.	183,454	673,013
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	13,669
	Wincanton P.L.C.	493,583	1,656,300
	WSP Group P.L.C.	270,216	1,607,056
	XP Power, Ltd.	73,546	282,070
	Young and Co.’s Brewery P.L.C. NV	40,000	265,265
	Young and Co.’s Brewery P.L.C. Series A	20,936	172,090
Total Industrials			267,255,032

Information Technology — (11.4%)
	Abacus Group P.L.C.	285,469	97,239
	Acal P.L.C.	104,729	243,492
*	Alterian P.L.C.	179,139	340,335
	Anite P.L.C.	1,350,606	782,805
*	ARC International P.L.C.	623,793	206,707
	ARM Holdings P.L.C.	4,706,465	8,178,764
	Aveva Group P.L.C.	283,341	5,842,300
	Axon Group P.L.C.	251,554	3,078,243
*	CML Microsystems P.L.C.	18,361	26,052
	Computacenter P.L.C.	435,997	767,934
*	CSR P.L.C.	352,374	1,658,182
	Detica Group P.L.C.	485,719	3,829,837
	Dialight P.L.C.	111,362	292,124
	Dicom Group P.L.C.	326,817	1,085,894
	Dimension Data Holdings P.L.C.	5,551,524	4,134,703
	Diploma P.L.C.	473,240	1,291,776
	E2V Technologies P.L.C.	254,720	1,089,543
	Electrocomponents P.L.C.	1,621,700	4,799,291
	Fidessa Group P.L.C.	134,098	1,708,761
	Filtronic P.L.C.	338,741	533,544
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	219,848
*	Gresham Computing P.L.C.	204,631	268,829
	Halma P.L.C.	1,529,292	5,399,649
*	Imagination Technologies Group P.L.C.	908,378	1,139,506
	Innovation Group P.L.C.	2,537,718	234,541
*	Intec Telecom Systems P.L.C.	1,201,847	967,885
	Intelek P.L.C.	49,880	14,142
	Kewill P.L.C.	368,863	197,563
	Laird P.L.C.	717,459	3,181,830
	Macro 4 P.L.C.	68,736	152,955
	Micro Focus International P.L.C.	465,120	2,372,426
	Microgen P.L.C.	404,360	275,959
	Misys P.L.C.	2,039,600	4,496,753
	Morse P.L.C.	367,208	285,827
*	nCipher P.L.C.	110,961	579,907
	Netstore P.L.C.	143,737	79,935
	Oxford Instruments P.L.C.	199,440	821,731
*	Parity Group P.L.C.	7,621	2,670
	Phoenix IT Group, Ltd.	203,054	631,089
	Premier Farnell P.L.C.	1,419,676	4,171,067
	Psion P.L.C.	513,902	620,508

8

	Raymarine P.L.C.	289,080	566,883
	Renishaw P.L.C.	234,857	3,165,728
	RM P.L.C.	373,969	1,125,208
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	6,064,703
*	SCi Entertainment Group P.L.C.	541,315	277,969
*	Scipher P.L.C.	34,563	691
*	SDL P.L.C.	343,291	2,093,392
	Spectris P.L.C.	499,879	5,978,031
	Spirent Communications P.L.C.	3,268,201	3,981,606
	TT electronics P.L.C.	612,337	966,364
	Vislink P.L.C.	588,460	328,452
*	Wolfson Microelectronics P.L.C.	508,066	986,802
	Xaar P.L.C.	220,887	322,530
*	Xchanging P.L.C.	172,944	773,335
Total Information Technology			92,733,840

Materials — (3.7%)
*	Amberley Group P.L.C.	125,000	9,723
*	API Group P.L.C.	103,483	19,244
*	Aricom P.L.C.	2,980,164	1,354,900
	British Polythene Industries P.L.C.	102,332	392,940
	Carclo P.L.C.	214,230	292,779
*	Coral Products P.L.C.	50,000	2,222
	Croda International P.L.C.	498,679	5,436,012
	Delta P.L.C.	608,372	1,159,365
	DS Smith P.L.C.	1,637,788	3,176,153
	Dyson Group P.L.C.	127,757	176,175
	Elementis P.L.C.	1,911,621	2,259,169
	Ennstone P.L.C.	1,940,949	312,551
	Filtrona P.L.C.	724,553	2,110,658
*	Gem Diamonds, Ltd.	3,895	48,647
	Hill & Smith Holdings P.L.C.	283,025	1,302,933
	Hochschild Mining P.L.C.	194,546	883,278
*	Inveresk P.L.C.	125,000	16,201
	Macfarlane Group P.L.C.	378,287	138,654
	Marshalls P.L.C.	670,307	1,859,859
	Mondi P.L.C.	490,953	2,291,343
#	Porvair P.L.C.	158,128	254,726
	RPC Group P.L.C.	415,931	886,019
	Victrex P.L.C.	331,151	4,242,677
	Yule Catto & Co. P.L.C.	543,055	1,238,524
	Zotefoams P.L.C.	96,852	165,272
Total Materials			30,030,024

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	1,248,382	2,257,716
	Kcom Group P.L.C.	2,576,599	975,433
	Telecom Plus P.L.C.	296,417	1,760,008
*	THUS Group P.L.C.	631,234	2,022,130
*	Vanco P.L.C.	232,704	265,809
Total Telecommunication Services			7,281,096

Utilities — (0.5%)
	Dee Valley Group P.L.C.	12,109	205,349

9

	Hydro International P.L.C.	27,669	72,570
	Northumbrian Water Group P.L.C.	721,615	3,702,829
	Total Utilities		3,980,748

	TOTAL COMMON STOCKS		773,691,670

	PREFERRED STOCKS — (0.0%)
	Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,969	3,868

	RIGHTS/WARRANTS — (0.0%)
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		—

		Face
		Amount	Value †
		(000)

	TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 10/01/08 (Collateralized by $1,385,000 FNMA 6.00%, 12/01/37 valued at $1,329,352) to be repurchased at $1,308,070	$1,308	1,308,000

	SECURITIES LENDING COLLATERAL — (4.7%)
§ @	DFA Short Term Investment Fund LP	34,162	34,161,669
@	Repurchase Agreement, Deutsche Bank Securities 2.25%, 10/01/08 (Collateralized by $6,194,524 FHLMC 6.500%, maturities ranging from 04/01/37 to 12/01/37 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 09/01/18 to 04/01/38, valued at $4,621,292) to be repurchased at $4,530,961	4,531	4,530,678

	TOTAL SECURITIES LENDING COLLATERAL		38,692,347

	TOTAL INVESTMENTS - (100.0%) (Cost $953,264,368)##		$813,695,885

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
#	Agrana Beteiligungs AG	17,295	$1,254,827
	Andritz AG	120,225	5,189,543
*	A-TEC Industries AG	5,457	479,177
	Austria Email AG	715	5,054
# *	Austrian Airlines AG	133,921	876,381
	BKS Bank AG	520	81,258
# *	BWIN Interactive Entertainment AG	81,529	2,175,262
#	BWT AG	28,425	687,881
*	CA Immobilien Anlagen AG	134,542	1,323,394
*	Christ Water Techology AG	24,819	109,518
	Constantia Packaging AG	35,486	1,725,719
*	Conwert Immobilien Invest AG	48,984	462,028
#	Flughafen Wien AG	41,141	2,593,631
	Frauenthal Holding AG	12,084	210,828
*	Intercell AG	107,859	3,551,991
*	Josef Manner & Co. AG	870	55,973
	Lenzing AG	5,108	1,593,218
#	Mayr-Melnhof Karton AG	34,669	2,637,352
#	Oberbank AG	36,807	2,266,874
	Oesterreichische Post AG	101,268	3,421,495
#	Palfinger AG	47,348	874,896
*	RHI AG	96,015	3,491,416
	Rosenbauer International AG	11,816	502,696
*	S&T System Integration & Technology Distribution AG	6,404	295,743
#	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,012,736
*	Sparkassen Immobilien AG	58,185	400,111
	UBM Realitaetenentwicklung AG	1,440	86,177
#	Uniqa Versicherungen AG	180,069	4,626,945
*	Warimpex Finanz und Beteiligungs AG	3,832	19,156
	Wolford AG	11,165	275,098
	Zumtobel AG	57,072	809,109

TOTAL — AUSTRIA			44,095,487

BELGIUM — (3.6%)
COMMON STOCKS — (3.6%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	7,586,359
*	Agfa Gevaert NV	379,870	2,413,296
	Banque Nationale de Belgique	980	3,790,972
#	Barco NV	54,729	2,487,767

	Bekaert SA	58,440	7,802,741
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	222,608
*	Compagnie du Bois Sauvage SA	87	20
#	Compagnie d’Entreprises CFE	41,600	3,501,686
	Compagnie Immobiliere de Belgique SA	10,849	555,871
	Compagnie Maritime Belge SA	63,197	2,546,609
#	Deceuninck NV	63,700	668,067
*	Devgen	219	2,367
	D’Ieteren NV SA	13,235	2,991,335
	Duvel Moorgat SA	9,169	490,652
	Econocom Group SA	67,440	656,016
	Elia System Operator SA NV	115,749	4,303,741
	Euronav SA	89,385	2,471,439
	EVS Broadcast Equipment SA	13,448	962,278
#	Exmar NV	78,816	1,581,463
	Floridienne SA	2,033	295,395
	Henex	7,487	424,026
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	440,996
*	Integrated Production & Test Engineering NV	9,275	48,976
# *	International Brachtherapy SA	35,773	141,362
	Ion Beam Application	69,021	1,403,426
	Jensen-Group NV	12,030	133,428
	Kinepolis	16,788	555,818
	Lotus Bakeries SA	1,401	517,884
#	Melexis NV	88,696	1,235,417
	Omega Pharma SA	85,933	3,683,235
# *	Option NV	114,120	422,644
	Picanol	16,620	188,047
# *	Real Software NV	606,720	162,902
#	Recticel SA	52,387	562,990
*	Resilux	4,095	202,660
	Rosier SA	655	282,065
	Roularta Media Group NV	17,839	585,059
	Sapec SA	3,635	530,861
*	SAPEC SA	75	283
	Sioen Industries NV	52,140	453,736
	Sipef NV	2,481	996,429
*	Spector Photo Group SA	81,828	87,100
*	Systemat-Datarelay SA	26,232	211,554
*	Telenet Group Holding NV	153,336	3,171,965
	Ter Beke NV	2,281	168,466
	Tessenderlo Chemie NV	92,963	4,655,471
	Unibra SA	1,600	321,165
	Van De Velde NV	28,456	1,018,042
	VPK Packaging Group SA	13,446	457,049
*	Zenitel VVPR	28,851	49,586
TOTAL COMMON STOCKS			68,443,324

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	606,720	8,541
*	Zenitel VVPR Contingent Rights	8,654	122
TOTAL RIGHTS/WARRANTS			8,663

TOTAL — BELGIUM			68,451,987

DENMARK — (2.1%)
COMMON STOCKS — (2.1%)
	Aarhus Lokalbank A.S.	8,030	146,032
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	378,256
#	Aktieselskabet Roskilde Bank A.S.	32,685	37,002
	Aktieselskabet Skjern Bank A.S.	3,276	159,541
#	Alk-Abello A.S.	14,295	1,498,671
*	Alm. Brand A.S.	28,360	537,096
#	Amagerbanken A.S.	33,345	540,756
	Ambu A.S.	22,100	307,996
	Arkil Holdings A.S. Series B	780	121,579
	Auriga Industries A.S. Series B	47,407	1,206,581
#	Bang & Olufsen Holding A.S. Series B	31,337	1,180,753
# *	Bavarian Nordic A.S.	17,626	464,585
#	BoConcept Holding A.S.	5,650	242,462
	Bonusbanken A.S.	69,455	91,733
*	Brodrene Hartmann A.S. Series B	11,730	214,182
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	173,262
*	Capinordic A.S.	216,300	261,861
	D/S Norden A.S.	6,356	306,041
#	Dalhoff, Larson & Horneman A.S. Series B	32,000	274,642
*	Danionics A.S. Series A	32,000	28,486
	Dantherm Holding A.S.	13,100	205,309
	DFDS A.S.	11,910	771,164
	DiBa Bank A.S.	11,660	294,559
	Djursland Bank A.S.	8,970	427,398
	East Asiatic Co., Ltd. A.S.	54,237	2,279,004
	F.E. Bording A.S.	600	82,641
#	Fionia Bank A.S.	65,160	988,579
	Fluegger A.S. Series B	4,198	362,025
	Forstaedernes Bank A.S.	65,613	1,261,726
# *	GN Great Nordic A.S.	90,407	394,577
*	GPV Industi A.S.	2,200	46,085
*	Greentech Energy Systems A.S.	23,655	128,589
	Gronlandsbanken	768	68,583
#	H&H International A.S. Series B	1,920	228,331
	Harboes Bryggeri A.S.	10,250	222,782
	Hojgaard Holding A.S. Series B	2,750	63,808
#	IC Companys A.S.	33,305	588,873
*	Incentive A.S.	3,575	12,479
	Lan & Spar Bank A.S.	5,150	386,847
*	Lastas A.S. Series B	11,200	172,789
	Lollands Bank A.S.	750	32,520
# *	Maconomy Corp. A.S.	63,000	114,191
#	Mols-Linien A.S.	28,500	550,646
# *	NeuroSearch A.S.	43,254	1,906,118
#	NKT Holding A.S.	42,780	2,014,674
	Nordjyske Bank A.S.	17,600	417,474

	Norresundby Bank A.S.	7,350	334,787
	Ostjydsk Bank A.S.	2,554	258,299
# *	Parken Sport & Entertainment A.S.	8,474	1,812,037
	Per Aarsleff A.S. Series B	6,145	579,743
# *	Pharmexa A.S.	142,740	48,351
#	Ringkjoebing Landbobank Aktieselskab	15,330	1,692,992
	Roblon A.S. Series B	540	102,465
#	Royal Unibrew A.S.	12,815	850,545
# *	RTX Telecom A.S.	14,000	68,889
	Salling Bank A.S.	910	115,896
#	Sanistal A.S. Series B	4,436	241,166
#	Satair A.S.	8,525	302,917
	Schouw & Co.	72,818	1,835,822
	SimCorp A.S.	16,940	1,975,778
#	Sjaelso Gruppen A.S.	68,030	640,585
	SKAKO Industries A.S.	5,130	106,281
*	Skandinavian Brake Systems A.S.	1,925	44,962
*	Solar Holdings A.S. Series B	1,687	111,804
*	Sondagsavisen A.S.	36,665	211,340
	Spar Nord Bank A.S.	118,769	1,509,849
	Sparbank	10,930	415,238
	Sparekassen Faaborg A.S.	2,027	526,954
	Sydbank A.S.	26,711	801,242
	Thrane & Thrane A.S.	9,883	463,527
	Tivoli A.S.	997	595,038
*	TK Development A.S.	91,681	496,615
# *	TopoTarget A.S.	151,600	271,599
	Vestfyns Bank A.S.	680	103,703
	Vestjysk Bank A.S.	29,755	892,869

TOTAL — DENMARK			39,604,581

FINLAND — (5.1%)
COMMON STOCKS — (5.1%)
*	Ahlstrom Oyj	3,026	55,195
	Alandsbanken AB Series B	18,190	559,286
*	Aldata Solutions Oyj	194,535	266,138
#	Alma Media	286,800	3,295,605
	Amanda Capital Oyj	67,120	261,080
#	Amer Sports Oyj Series A	316,440	3,837,438
#	Aspo Oyj	70,175	515,936
	BasWare Oyj	34,550	341,410
*	Biotie Therapies Corp.	265,590	181,040
	Cargotec Oyj Series B	113,014	2,308,673
#	Componenta Oyj	34,400	441,148
#	Comptel P.L.C.	334,565	590,896
#	Cramo Oyj	107,300	1,017,511
	Efore Oyj	129,540	154,388
# *	Elcoteq SE	66,810	294,619
#	Elektrobit Corp.	401,120	400,467
	Elisa Oyj	259,151	5,085,193
#	Etteplan Oyj	62,600	384,828

#	Finnair Oyj	191,942	1,106,257
#	Finnlines Oyj	110,260	1,833,276
	Fiskars Oyj Abp Series A	187,088	2,496,645
#	F-Secure Oyj	447,078	1,475,830
*	GeoSentric Oyj	225,900	15,901
#	Glaston Oyj Abp	131,940	376,506
	HKScan Oyj Series A	74,560	593,700
	Huhtamaki Oyj	348,750	2,783,452
	Ilkka-Yhtyma Oyj	35,460	513,587
	Ixonos P.L.C.	26,100	145,599
	KCI Konecranes Oyj	251,100	6,004,555
#	Kemira Oyj	256,300	3,035,194
	Kesko Oyj	7,614	194,804
	Laennen Tehtaat Oyj	18,920	414,205
#	Lassila & Tikanoja Oyj	121,476	2,401,759
	Lemminkainen Oyj	52,700	1,402,905
	Martela Oyj	1,060	11,322
#	M-Real Oyj Series B	775,393	1,404,344
	Neomarkka Oyj	16,652	200,271
	Nokian Renkaat Oyj	335,660	8,076,950
	Nordic Aluminium Oyj	10,440	244,265
	Okmetic Oyj	54,904	235,770
#	Olvi Oyj Series A	32,290	865,138
	Oriola-KD Oyj Class A	26,000	73,291
	Oriola-KD Oyj Class B	34,242	96,511
	Orion Oyj Series A	93,059	1,605,332
	Orion Oyj Series B	261,298	4,426,961
*	Outotec Oyj	37,093	998,685
	PKC Group Oyj	48,390	454,427
	Pohjola Bank P.L.C.	254,211	3,704,690
#	Ponsse Oyj	82,280	994,045
	Poyry Oyj	186,140	3,592,534
	Raisio P.L.C.	476,433	1,064,834
#	Ramirent Oyj	308,660	1,939,433
	Rapala VMC Oyj	116,640	608,444
	Raute Oyj Series A	10,390	168,862
	Rocla Oyj	12,300	132,256
# *	Ruukki Group Oyj	171,468	407,896
	SanomaWSOY Oyj	17,249	326,184
	Scanfil Oyj	123,479	362,657
	Sponda Oyj	159,511	962,394
	Stockmann Oyj Abp Series A	45,225	1,147,417
#	Stockmann Oyj Abp Series B	102,904	2,428,159
*	Suominen Oyj	17,955	38,679
	SYSOPENDIGIA P.L.C.	55,020	221,389
#	Talentum Oyj	133,500	476,166
#	Tecnomen Oyj	196,570	268,520
#	Teleste Oyi	53,559	298,670
	TietoEnator Oyj	285,929	4,208,755
	Tiimari P.L.C.	18,880	87,622
	Trainers’ House P.L.C.	107,200	119,612
	Tulikivi Oyj	79,440	137,223

	Turkistuottajat Oyj	8,490	100,748
#	Uponor Oyj Series A	212,400	2,688,371
	Vacon Oyj	44,337	1,691,797
#	Vaisala Oyj Series A	40,300	1,361,839
	Viking Line AB	10,710	535,360
	YIT Oyj	368,321	3,846,109

TOTAL — FINLAND			97,398,958

FRANCE — (11.7%)
COMMON STOCKS — (11.7%)
	Akka Technologies SA	6,050	116,639
	Ales Groupe SA	33,613	740,622
*	Alten	62,436	1,810,703
# *	Altran Technologies SA	354,071	2,526,461
	April Group SA	72,959	3,642,525
# *	Archos	22,331	166,606
	Arkema	205,315	7,579,654
# *	Aryzta AG	51,336	2,077,734
#	Assystem	54,087	743,998
	Atos Origin SA	75,279	3,312,916
	Aubay	28,405	140,760
#	Audika SA	22,509	829,220
*	Avanquest Software	19,360	93,659
*	Axorys SA	11,700	11,859
*	Baccarat SA	1,090	292,680
	Banque Tarneaud SA	1,430	221,380
#	Beneteau SA	182,095	2,655,239
*	Bigben Interactive	7,762	72,674
	bioMerieux	11,918	1,032,996
	Boiron SA	25,907	689,932
	Boizel Chanoine Champagne SA	6,304	603,960
	Bonduelle SCA	13,165	1,071,279
	Bongrain SA	15,098	984,552
#	Bourbon SA	151,879	7,561,821
*	Bull SA	298,028	884,872
	Burelle SA	4,030	505,443
	Cafom SA	5,092	84,145
#	Canal Plus SA	280,788	2,472,774
	Carbone Lorraine SA	56,469	2,662,588
#	CBo Territoria	28,320	93,304
	Cegedim SA	11,509	846,095
	Cegid Group	22,866	455,771
*	Cesar SA	14,219	30,827
# *	Club Mediterranee SA	46,578	1,607,307
	Compagnie Industrielle et Financiere D’Entreprises	1,200	100,517
	Compagnie International Andre Trigano SA	983	86,138
	CS Communication & Systemes	7,938	150,266
	Damartex SA	21,869	461,649
	Delachaux SA	28,440	2,172,174
#	Derichebourg	627,328	2,778,611
*	Dollfus Mieg & Cie SA	54,239	88,575

	EDF Energies Nouvelles SA	3,742	186,452
	Electricite de Strasbourg	23,384	3,507,718
	Esso Ste Anonyme Francaise	9,211	1,337,785
	Establissements Maurel et Prom	304,876	4,871,788
	Etam Developpement SA	23,815	516,166
#	Euler Hermes SA	30,784	2,167,506
*	Euro Disney SCA (4320878)	89	15
# *	Euro Disney SCA (B29QD14)	49,814	500,000
	Exel Industries SA	11,164	579,637
	Explosifs et de Produits Chimiques	524	218,945
*	Faurecia SA	60,033	1,735,841
#	Fimalac SA	30,857	1,899,907
	Finuchem SA	18,510	162,512
	Fleury Michon SA	4,694	175,999
	Francois Freres (Tonnellerie) SA	3,839	153,311
	Gascogne SA	7,112	551,316
	Gaumont SA	14,607	1,113,675
# *	GECI International	63,334	230,099
*	GECI International I07 Shares	10,786	1,367
	Gevelot SA	3,584	220,528
	GFI Informatique SA	126,539	675,009
	Gifi	7,579	430,531
	Ginger (Groupe Ingenierie Europe)	10,523	221,238
	GL Events	38,586	938,479
	GPe Pizzorno	5,200	132,231
	Grands Moulins de Strasbourg	110	69,842
*	Groupe Ares	21,994	34,988
	Groupe Crit	24,673	526,091
*	Groupe Eurotunnel SA	140,924	1,684,013
#	Groupe Flo SA	22,019	127,307
*	Groupe Go Sport SA	2,740	119,351
	Groupe Guillin SA	1,200	84,468
#	Groupe Open	27,590	312,721
#	Groupe Steria SCA	67,611	1,510,317
	Guerbet SA	5,997	1,020,039
	Guyenne et Gascogne SA	26,000	2,325,194
#	Haulotte Group SA	57,491	729,189
#	Havas SA	1,200,777	3,771,347
	Idsud	2,227	131,413
	IMS International Metal Service SA	55,060	956,934
*	Infogrames Entertainment SA	22,492	308,092
	Ingenico SA	104,551	2,626,068
	Ipsen SA	15,412	696,219
	Ipsos SA	86,106	2,535,648
	Korian	2,914	83,936
	Lafuma SA	6,384	180,903
#	Laurent-Perrier	12,172	1,538,112
# *	Lectra	85,992	474,720
	Lisi SA	16,534	1,114,875
# *	LVL Medical Groupe SA	24,346	302,073
	M6 Metropole Television	152,539	3,353,597
#	Maisons Franc	12,826	323,410

#	Manitou BF SA	48,280	1,191,384
#	Manutan International SA	13,920	839,535
	MGI Coutier SA	2,753	62,024
*	MoneyLine SA	11	—
	Montupet SA	32,450	315,801
	Mr. Bricolage SA	23,846	349,512
#	Naturex	6,954	263,847
	Neopost SA	59,549	5,615,197
	Nexans SA	95,135	8,463,153
#	Nexity	82,640	1,324,394
	Norbert Dentressangle	12,697	1,041,537
#	NRJ Group	177,024	1,777,441
	Oberthur Card Systems SA	146,029	1,029,951
*	Oeneo	102,487	207,419
#	Orco Property Group	23,967	587,706
# *	Orpea	100,822	4,269,088
*	Osiatis	1,400	5,129
*	Paris Orleans et Cie SA	2,660	95,149
	Pierre & Vacances	16,031	1,083,712
#	Plastic Omnium SA	30,846	679,019
	Plastivaloire SA	4,552	142,009
	PSB Industries SA	8,438	291,444
	Radiall SA	5,387	511,819
	Rallye SA	79,415	2,328,198
*	Recylex SA	35,449	242,246
	Remy Cointreau SA	75,348	3,553,356
#	Rexel SA	15,354	215,659
	Rhodia SA	231,571	3,618,671
	Robertet SA	3,167	401,881
# *	Rodriguez Group SA	27,733	269,415
	Rougier SA	6,120	333,794
#	Rubis SA	31,132	2,206,742
# *	S.T. Dupont SA	39,440	14,047
	Sabeton SA	13,500	218,804
	Saft Groupe SA	42,516	1,683,651
	SAMSE SA	8,800	710,259
	SCOR SE	276,843	5,383,144
#	SEB SA	87,999	3,911,201
	Sechilienne SA	56,545	3,235,874
	Securidev SA	2,500	66,768
*	Seloger.com	2,853	52,710
	Signaux Girod SA	894	75,824
*	Smoby SA	1,172	—
	Societe BIC SA	87,318	4,536,429
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,063,882
#	Societe Industrielle D’Aviations Latecoere SA	21,731	228,100
	Societe Marseillaise du Tunnel Prado Carenage	11,588	328,624
#	Societe Pour l’Informatique Industrielle SA	40,908	274,640
#	Societe Television Francaise 1	53,243	943,235
# *	Soitec SA	231,215	1,254,554
*	Solving International SA	9,949	38,425
	Somfy SA	22,500	4,319,309

	Sopra Group SA	23,668	1,418,366
	Sperian Protection	19,071	1,955,652
	Spir Communication SA	7,977	265,403
#	Stallergenes SA	33,674	2,132,416
	STEF-TFE	29,698	1,675,037
	Sucriere de Pithiviers Le Vieil	1,825	1,276,225
	Synergie SA	33,924	772,203
	Teleperformance SA	162,718	4,538,771
	Tessi SA	5,050	216,597
# *	Theolia SA	88,858	951,594
*	Thomson	209,600	749,084
	Toupargel Groupe	21,016	422,854
#	Trigano SA	59,181	594,369
*	UbiSoft Entertainment SA	100,941	7,021,978
#	Union Financiere de France Banque SA	16,369	664,246
#	Valeo SA	239,919	7,260,354
*	Valtech	295,958	130,576
	Viel et Compagnie	162,852	850,406
	Vilmorin et Cie SA	19,383	2,552,583
	Virbac SA	16,735	1,285,829
	VM Materiaux SA	6,914	390,076
	Vranken Pommery Monopole	9,879	579,652
#	Zodiac SA	109,073	5,201,786
TOTAL COMMON STOCKS			221,491,616

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	1,045
*	Bigben Interactive Warrants 12/31/08	2,100	1,877
*	Cybergun Warrants Series A 07/15/09	1,136	272
*	Cybergun Warrants Series B 07/15/10	1,136	80
*	Groupe Ares Warrants 12/18/08	4,713	398
*	Groupe Focal SA Warrants 02/21/10	466	—
# *	Infogrames Entertainment SA Warrants 12/31/09	77,831	5,479
TOTAL RIGHTS/WARRANTS			9,151

TOTAL — FRANCE			221,500,767

GERMANY — (13.1%)
COMMON STOCKS — (13.1%)
*	3U Holding AG	101,855	75,050
	A.S. Creation Tapeton AG	6,853	270,616
*	AAP Implantate AG	47,250	128,447
#	Aareal Bank AG	119,547	1,377,098
	ADCapital AG	33,040	427,782
*	Adlink Internet Media AG	71,772	658,286
# *	ADVA AG Optical Networking	96,672	242,178
	Agrob AG	5,800	73,472
#	Aixtron AG	266,763	1,593,669
	Altana AG	199,681	2,955,848
	Amadeus Fire AG	16,192	283,610
	Andreae-Noris Zahn AG	27,200	1,073,962

# *	Arcandor AG	46,905	155,177
*	Artnet AG	16,292	122,366
*	Augusta Technologie AG	27,184	516,170
	Baader Bank AG	142,376	492,925
# *	Balda AG	155,088	156,350
	Bauer AG	4,607	231,547
# *	Beate Uhse AG	84,361	109,667
#	Bechtle AG	40,189	846,010
	Bertrandt AG	23,282	665,477
*	Beta Systems Software AG	8,550	57,247
	Bilfinger Berger AG	134,277	7,053,092
*	Biolitec AG	26,843	141,275
#	Biotest AG	22,203	1,488,027
*	BKN International AG	35,508	105,836
	BMP AG	50,479	77,010
	Boewe Systec AG	15,333	303,408
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	413,572
# *	Business Media China AG	15,212	257,045
# *	Carl Zeiss Meditec AG	14,788	212,146
	Cenit AG	18,394	105,489
# *	CENTROTEC Sustainable AG	42,280	666,510
	Cewe Color Holding AG	13,917	318,099
#	ComBOTS AG	35,655	370,313
	Comdirect Bank AG	135,842	1,035,730
*	Condomi AG	1,800	—
# *	Conergy AG	94,598	840,514
	CTS Eventim AG	53,393	1,946,657
#	Curanum AG	83,165	326,989
*	D. Logistics AG	113,203	165,154
	DAB Bank AG	133,926	694,813
	Data Modul AG	10,414	184,150
*	DEAG Deutsche Entertainment AG	46,661	45,393
*	Demag Cranes AG	14,647	583,093
	Deutsche Euroshop AG	87,386	2,841,523
*	Deutsche Wohnen AG	70,767	907,751
#	Deutz AG	257,064	1,453,332
	Dierig Holding AG	10,500	90,888
#	Douglas Holding AG	103,337	4,682,806
	Dr. Hoenle AG	14,858	149,137
	Drillisch AG	92,184	241,781
	Duerr AG	38,845	1,069,397
	DVB Bank AG	178,650	6,550,661
*	Easy Software AG	13,167	69,907
	Elexis AG	32,938	616,896
*	Elmos Semiconductor AG	34,592	222,723
	ElreingKlinger AG	18,000	348,971
# *	EM. Sports Media AG	160,173	553,746
	Epcos AG	233,608	5,899,018
	Erlus AG	297	118,277
# *	Escada AG	40,309	469,634
	Euwax AG	18,514	1,210,058
# *	Evotec AG	196,039	305,855

	Fielmann AG	58,362	4,105,425
*	FJA AG	77,417	227,891
*	Freenet AG	231,964	2,133,287
	Fuchs Petrolub AG	30,747	2,137,993
	GBW AG	28,417	560,075
*	Gerresheimer AG	11,887	520,587
	Gerry Weber International AG	49,579	1,126,191
	Gesco AG	9,455	560,711
	GFK AG	77,709	2,382,781
*	GFT Technologies AG	66,050	181,173
	Gildemeister AG	45,303	774,780
# *	GPC Biotech AG	106,084	134,532
	Grammer AG	5,985	103,463
	Grenkeleasing AG	32,424	1,006,695
	Hamborner AG	63,000	610,102
*	Hansa Group AG	146,815	254,981
	Hawesko Holding AG	20,044	524,130
#	Heidelberger Druckmaschinen AG	158,748	2,548,146
*	Hoeft & Wessel AG	19,640	117,446
# *	IKB Deutsche Industriebank AG	21,843	49,383
	Indus Holding AG	41,345	983,932
	Innovation in Traffic Systems AG	23,949	230,781
*	Integralis AG	34,269	206,496
	INTERSEROH AG	22,803	1,485,242
# *	Intershop Communications AG	58,426	131,051
#	Isra Vision Systems AG	10,917	142,291
	IVG Immobilien AG	98,946	967,379
*	IVU Traffic Technologies AG	39,047	45,793
# *	Jenoptik AG	157,826	975,237
	K&S AG	29,624	2,054,008
*	Kampa AG	35,505	148,552
	KERAMAG Keramische Werke AG	13,000	1,282,523
#	Kloeckner & Co. SE	69,122	1,648,908
	Kontron AG	181,781	1,866,720
	Krones AG	74,790	3,755,502
#	KSB AG	4,521	2,440,594
#	Kuka AG	85,711	2,101,240
	KWS Saat AG	24,461	3,227,128
	Lanxess AG	225,235	6,199,782
*	Leifheit AG	12,500	175,342
	Leoni AG	115,861	3,529,289
	Loewe AG	25,187	354,451
#	LPKF Laser & Electronics AG	28,874	95,962
*	Manz Automation AG	553	94,264
#	MasterFlex AG	10,531	147,278
*	Mediclin AG	79,703	299,693
# *	Medigene AG	90,111	703,740
#	Medion AG	84,110	958,214
	Mensch und Maschine Software AG	27,532	174,065
#	MLP AG	220,135	4,085,022
*	Mologen AG	22,062	180,280
*	Morphosys AG	19,723	1,212,721

	MTU Aero Engines Holding AG	168,097	4,608,827
	Muehlabauer Holdings AG & Co. KGAA	15,349	461,784
	MVV Energie AG	140,767	6,598,410
#	Nemetschek AG	23,340	417,729
*	Nexus AG	37,949	120,967
#	Norddeutsche Affinerie AG	155,196	6,627,594
# *	Nordex AG	108,048	3,025,691
#	OHB Technology AG	37,069	388,118
	Oldenburgische Landesbank AG	4,234	310,475
	P&I Personal & Informatik AG	17,889	432,381
	Paragon AG	21,259	148,823
	PC-Ware AG	15,184	328,074
#	Pfeiffer Vacuum Technology AG	31,639	2,538,112
#	Pfleiderer AG	171,935	2,082,483
# *	Plambeck Neue Energien AG	148,115	347,374
	Praktiker Bau- Und Heimwerkermaerkte AG	111,800	1,036,310
# *	Premiere AG	314,084	4,235,270
	Progress-Werk Oberkirch AG	6,250	275,361
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	239,433
# *	Pulsion Medical Systems AG	26,674	119,322
*	PVATepla AG	51,882	388,558
# *	QIAGEN NV	566,184	11,156,279
# *	QSC AG	295,921	573,806
	R. Stahl AG	14,839	555,533
#	Rational AG	15,083	2,380,878
	REALTECH AG	13,541	228,158
#	Renk AG	19,400	1,684,781
*	REpower Systems AG	21,093	6,033,653
	Rheinmetall AG	110,565	6,022,870
	Rhoen-Klinikum AG	293,208	8,316,223
	Ruecker AG	21,675	210,676
*	S.A.G. Solarstrom AG	47,672	125,217
	Sartorius AG	32,181	745,260
#	Schlott Sebaldus AG	15,429	218,414
	Sektkellerei Schloss Wachenheim AG	15,120	115,369
*	Senator Entertainment AG	980	538
*	SGL Carbon AG	224,335	8,912,014
	Silicon Sensor International AG	12,195	118,786
# *	Singulus Technologies AG	112,455	818,758
*	Sinner AG	2,660	72,070
	Sixt AG	38,312	842,941
	SM Wirtschaftsberatungs AG	18,841	239,425
	Software AG	72,145	4,133,828
# *	Solar Millennium AG	35,500	1,083,188
# *	Solon AG fuer Solartechnik	18,988	853,971
	Stada Arzneimittel AG	178,386	7,213,063
	STINAG Stuttgarter Invest AG	36,048	1,133,141
*	Stoehr & Co. AG	16,000	79,050
#	Stratec Biomedical Systems AG	27,297	582,382
	Sued-Chemie AG	29,146	3,281,115
#	Suedzucker AG	160,718	2,331,503
# *	Suess Microtec AG	59,969	282,842

	Symrise AG	169,488	2,810,426
	Syzygy AG	30,656	138,035
	Takkt AG	146,687	2,065,103
*	TDS Informationstechnologie AG	89,063	458,004
#	Technotrans AG	21,735	192,832
	Telegate AG	20,500	287,880
	Teles AG	37,274	63,103
	Textilgruppe Hof AG	12,170	126,883
# *	Tomorrow Focus AG	101,081	347,511
	Umweltbank AG	17,805	338,073
	United Internet AG	27,992	304,959
#	Utimaco Safeware AG	35,121	733,540
	VBH Holding AG	9,415	53,618
# *	Versatel AG	12,209	214,815
#	Vivacon AG	60,307	593,035
	Vossloh AG	37,005	3,830,733
*	Wanderer-Werke AG	7,903	128,693
*	Washtec AG	54,420	696,959
	Wincor Nixdorf AG	115,500	6,844,168
*	Wirecard AG	263,520	2,057,329
	Wuerttembergische Lebensversicherung AG	28,123	896,572
	Wuerttembergische Metallwarenfabrik AG	30,330	1,061,619
# *	Zapf Creation AG	29,235	88,536

TOTAL — GERMANY			249,022,136

GREECE — (3.7%)
COMMON STOCKS — (3.7%)
*	Aegek S.A.	437,330	143,826
	Agricultural Bank of Greece S.A.	36,344	105,304
*	Agricultural Insurance S.A.	1,399	7,848
	Alapis Holdings Industrial & Commercial S.A.	2,156,420	4,579,480
	Alco Hellas ABEE S.A.	103,281	94,886
*	Alfa Alfa Energy S.A.	3,810	7,456
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	892,311
*	Alte Technical Co.	85,048	9,578
*	Altec S.A. Information & Communication Systems	80,278	50,444
	Alumil Milonas Aluminum Industry S.A.	52,886	150,543
*	Alysida S.A.	2,376	6,660
	Anek Lines S.A.	639,521	1,510,960
	Aspis Bank S.A.	228,007	408,078
*	Astir Palace Hotels S.A.	98,660	550,006
	Athens Medical Center S.A.	150,874	325,684
*	Atlantic Supermarkets S.A.	35,080	83,344
	Atti-Kat S.A.	196,084	105,275
	Autohellas S.A.	83,520	222,662
*	Babis Vovos International Construction S.A.	61,592	1,695,543
*	Balafas S.A.	15,200	4,066
*	Balkan Real Estate S.A.	41,970	131,469
	Bank of Attica S.A.	208,497	930,814
	Bank of Greece	75,415	6,104,208

	Benrubi S.A.	27,741	149,811
	C. Rokas S.A.	44,569	1,014,118
	Centric Multimedia S.A.	51,942	112,119
*	Daios Plastics S.A.	16,350	200,306
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	183,016	777,900
*	Dynamic Life S.A.	16,440	—
*	Edrasis-C.Psalllidas Technical Co.	76,271	59,057
	Elastron S.A.	86,086	128,576
*	Elbisco Holding S.A.	28,098	16,156
	Elektrak S.A.	36,580	201,646
	Elektroniki Athinon S.A.	34,490	267,995
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	523,226	5,174,384
*	Empedos S.A.	15,974	1,799
*	Emporiki Bank of Greece S.A.	5,563	72,284
	ETEM S.A.	64,874	80,742
	Etma Rayon S.A.	11,242	22,315
	Euro Reliance General Insurance Co. S.A.	55,110	146,489
	Euromedica S.A.	64,900	414,495
*	European Technical S.A.	32,750	10,604
	EYDAP Athens Water Supply & Sewage Co. S.A.	59,291	781,727
	F.G. Europe S.A.	4,536	12,764
*	Forthnet S.A.	461,900	1,061,676
	Fourlis Holdings S.A.	132,326	2,554,101
	Frigoglass S.A.	88,060	1,542,603
	GEK Group of Cos S.A.	176,229	1,082,960
	General Commercial S.A.	64,410	42,562
*	Geniki Bank	248,342	1,011,888
	Greek Postal Savings Bank	332,327	3,439,729
	Halkor S.A.	226,556	415,655
*	Hatzioannou Holdings S.A.	157,062	118,703
	Hellenic Cables S.A.	65,236	191,304
	Hellenic Duty Free Shops S.A.	101,270	1,347,822
	Hellenic Exchanges S.A.	137,358	1,607,835
*	Hellenic Sugar Industry S.A.	78,005	233,109
	Heracles General Cement Co. S.A.	93,293	1,334,194
	Iaso S.A.	212,195	1,795,981
	Inform P. Lykos S.A.	35,570	135,123
*	Informatics S.A.	3,778	1,649
*	Intersat S.A.	19,392	—
*	Intracom Holdings S.A.	313,706	635,656
	Intracom Technical & Steel Constructions S.A.	105,050	79,549
*	Ionian Hotel Enterprises S.A.	16,914	376,647
*	Ipirotiki Software & Publications S.A.	22,110	60,385
	J&P-Avax S.A.	163,746	732,195
	Karelia Tobacco Co., Inc. S.A.	5,810	417,009
	Kathimerini Publishing S.A.	47,170	346,781
*	Katselis Sons S.A. Bread Industry	41,545	52,366
	Lambrakis Press S.A.	118,587	466,397
*	Lan-Net S.A.	126,887	21,436
*	Lavipharm S.A.	96,324	239,491
*	Loulis Mills S.A.	41,702	169,553

*	M.J. Mailis S.A.	154,984	113,563
*	Maritime Company of Lesvos S.A.	299,836	202,612
	Metka S.A.	100,500	1,349,574
	Michaniki S.A.	165,545	543,003
	Minoan Lines S.A.	248,689	1,577,826
	Motodynamic S.A.	5,118	17,945
	Motor Oil (Hellas) Corinth Refineries S.A.	133,774	2,010,743
*	Multirama S.A.	10,990	49,441
	Mytilineos Holdings S.A.	317,226	2,600,033
	Nirefs Acquaculture S.A.	143,700	230,762
*	Parnassos Enterprises S.A.	50,700	98,250
*	Pegasus Publishing S.A.	95,510	266,520
*	Petzetakis S.A.	49,310	25,733
	Piraeus Leasing S.A.	5,765	43,329
	Piraeus Port Authority S.A.	17,752	351,241
*	Promota Hellas S.A.	8,860	2,869
	Proton Bank S.A.	14,630	114,586
	Real Estate Development & Services S.A.	94,497	344,440
	S&B Industrial Minerals S.A.	56,301	694,584
	Sanyo Hellas S.A.	168,151	128,263
	Sarantis S.A.	77,120	866,042
*	Sato Office and Houseware	62,978	72,954
*	Selected Textile Industry Assoc. S.A.	87,690	41,901
	Sfakianakis S.A.	91,320	390,091
	Sidenor Steel Products Manufacturing Co. S.A.	64,637	477,814
*	Singularlogic S.A.	100,470	360,361
*	Spyroy Agricultural Products S.A.	61,348	119,026
*	Stabilton S.A.	27,530	3,100
*	Technical Olympic S.A.	298,025	154,338
*	Technodomi M.Travlos Brothers S.A.	13,910	4,112
	Teletypos S.A. Mega Channel	79,988	650,958
	Terna Tourist Technical & Maritime S.A.	101,190	593,243
*	Themeliodomi S.A.	37,422	19,493
	Thessaloniki Port Authority S.A.	6,936	182,836
	Thrace Plastics Co. S.A.	109,280	128,378
	Titan Cement Co. S.A.	78,812	2,602,849
	Viohalco S.A.	418,755	3,010,633
*	Vioter S.A.	167,883	84,697

TOTAL — GREECE			69,808,234

IRELAND — (2.5%)
COMMON STOCKS — (2.5%)
	Abbey P.L.C.	86,889	400,339
*	Aer Lingus Group P.L.C.	199,995	401,999
*	Aminex P.L.C.	440,966	106,211
*	Aryzta AG	180,993	7,057,996
*	Blackrock International Land P.L.C.	897,420	123,955
	C&C Group P.L.C. (B010DT8)	375,871	1,011,243
*	C&C Group P.L.C. (B011Y09)	318,767	853,084
*	Datalex P.L.C.	248,822	104,846
	DCC P.L.C.	318,216	6,131,264

	Donegal Creameries P.L.C.	26,085	203,379
*	Dragon Oil P.L.C.	1,481,861	4,637,950
	FBD Holdings P.L.C.	130,021	2,135,863
	Fyffes P.L.C.	1,051,012	479,365
	Glanbia P.L.C. (0066950)	788,830	4,198,507
	Glanbia P.L.C. (4058629)	1,000	5,333
	Grafton Group P.L.C.	92,311	424,551
	Greencore Group P.L.C.	618,747	1,560,227
	IFG Group P.L.C.	205,432	366,975
	Independent News & Media P.L.C.	1,051,795	1,740,066
	Irish Continental Group P.L.C.	93,833	2,308,564
*	Irish Life & Permanent P.L.C.	51,604	361,506
# *	Kenmare Resources P.L.C.	2,265,253	775,158
	Kingspan Group P.L.C.	362,142	3,297,588
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	344,170
	Paddy Power P.L.C.	185,965	3,254,594
*	Providence Resources P.L.C.	6,258,198	441,776
	Readymix P.L.C.	323,262	314,886
*	Smurfit Kappa Group P.L.C.	15,308	65,398
	Total Produce P.L.C.	897,420	501,864
	United Drug P.L.C.	813,952	4,327,836
*	Waterford Wedgwood P.L.C.	7,869,750	22,158
TOTAL COMMON STOCKS			47,958,651

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—
*	Waterford Wedgwood P.L.C. Rights 10/10/08	3,710	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — IRELAND			47,958,651

ITALY — (7.3%)
COMMON STOCKS — (7.3%)
*	A.S. Roma SpA	293,436	299,295
	ACEA SpA	220,746	3,161,505
	Acegas-APS SpA	114,287	835,375
	Actelios SpA	343,329	2,568,837
# *	Aedes SpA	324,161	270,477
	Aeroporto de Firenze SpA	17,918	457,102
#	Amplifon SpA	521,701	1,339,236
*	Ansaldo STS SpA	4,230	60,008
	Astaldi SpA	222,877	1,506,061
#	Autogrill SpA, Novara	238,166	2,704,183
#	Azimut Holding SpA	437,146	3,038,635
#	Banca Finnat Euramerica SpA	706,431	679,490
	Banca Generali SpA	21,809	129,173
	Banca Ifis SpA	54,527	568,665
	Banca Intermobiliare SpA	319,984	1,626,938
*	Banca Italease SpA	250,936	1,602,378
	Banca Piccolo Credito Valtellinese Scarl SpA	493,274	4,114,546

	Banca Popolare dell’Etruria e del Lazio Scarl	392,484	3,089,891
	Banca Profilo SpA	253,156	355,052
	Banco di Desio e della Brianza SpA	293,962	2,017,471
#	Beghelli SpA	427,981	363,807
	Benetton Group SpA	215,540	2,010,734
#	Beni Stabili SpA, Roma	1,309,500	1,210,126
#	Biesse SpA	55,616	478,281
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	475,727
	Brembo SpA	145,288	1,422,699
#	Bulgari SpA	407,043	3,643,594
#	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	2,558,201
#	Caltagirone Editore SpA	173,503	760,678
	Caltagirone SpA	255,879	1,372,430
	Cam Finanziaria SpA	36,527	26,875
	Carraro SpA	85,800	481,570
#	Cembre SpA	40,330	226,857
	Cementir SpA	262,430	1,252,293
*	Ciccolella SpA	30,000	43,242
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	177,966
	Credito Artigiano SpA	371,969	1,194,327
	Credito Bergamasco SpA	137,120	4,963,020
#	Credito Emiliano SpA	234,927	2,009,720
	CSP International Fashion Group SpA	79,165	121,042
	Danieli & Co. SpA	97,048	2,136,349
	Davide Campari - Milano SpA	470,657	3,840,848
	De Longhi SpA	314,782	1,040,719
# *	Digital Multimedia Technologies SpA	25,000	544,991
*	EEMS Italia SpA	4,797	10,672
#	Emak SpA	57,399	325,759
*	ERG Renew SpA	95,849	256,700
#	ERG SpA	195,275	3,240,143
	Ergo Previdenza SpA	128,343	797,539
#	Esprinet SpA	81,154	356,162
*	Eurotech SpA	7,562	38,720
# *	Fastweb	17,125	417,458
# *	Fiera Milano SpA	37,863	311,838
*	Fin.Part SpA	133,481	—
	Gefran SpA	31,849	177,754
# *	Gemina SpA	1,222,209	1,248,927
	Geox SpA	107,961	1,056,060
#	Gewiss SpA	249,008	1,308,661
	Granitifiandre SpA	82,117	694,963
*	Greenergycapital SpA	4,794	3,460
	Gruppo Ceramiche Ricchetti SpA	127,131	249,070
*	Gruppo Coin SpA	77,286	262,691
#	Gruppo Editoriale L’Espresso SpA	808,634	1,733,171
	Hera SpA	844,353	2,331,234
	I Grandi Viaggi SpA	98,547	135,091
	Immsi SpA	717,616	885,212
# *	Impregilo SpA	1,215,577	4,693,532
#	Indesit Co. SpA	204,479	2,172,618

	Industria Macchine Automatique SpA	72,957	1,438,918
	Industria Romagnola Conduttori Elettrici SpA	43,452	122,590
	Intek SpA	661,259	487,155
	Interpump Group SpA	248,737	1,631,526
	Iride SpA	1,538,279	3,395,506
# *	Isagro SpA	10,591	53,845
	Italmobiliare SpA	24,194	1,290,565
# *	Juventus Football Club SpA	403,805	511,387
	KME Group SpA	479,430	453,420
#	Mariella Burani SpA	58,212	1,132,455
	Marr SpA	131,000	927,943
#	Mediolanum SpA	112,279	514,334
	Meliorbanca SpA	249,443	994,767
	Milano Assicurazioni SpA	654,112	2,898,430
	Mirato SpA	36,779	363,678
#	Mondadori (Arnoldo) Editore SpA	372,799	1,883,772
*	Monrif SpA	315,834	272,729
*	Montefibre SpA	182,887	94,339
*	NGP SpA	17,891	8,815
# *	Nice SpA	14,229	61,160
*	Opengate Group SpA	4,000	10,756
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	164,326
	Permasteelisa SpA	67,249	1,072,752
# *	Piaggio & C SpA	364,180	818,455
# *	Pininfarina SpA	31,285	266,560
#	Pirelli & C.Real Estate SpA	41,706	535,108
*	Poligrafici Editoriale SpA	257,869	210,949
	Premafin Finanziaria SpA	1,099,328	2,003,796
*	RDM Realty SpA	5,771	19,712
	Recordati SpA	402,035	2,482,356
*	Reno de Medici SpA	683,435	210,595
*	Richard-Ginori 1735 SpA	140,800	81,666
# *	Risanamento Napoli SpA	372,485	448,440
#	Sabaf SpA	23,325	577,567
	SAES Getters SpA	30,068	505,476
#	Safilo Group SpA	518,810	726,408
#	SAVE SpA	97,954	923,572
*	Schiapparelli 1824 SpA	1,053,848	60,792
*	Snai SpA	32,701	135,802
*	Snia SpA	334,003	164,788
*	Societa Iniziative Autostradali e Servizi SpA	5,586	41,312
# *	Societa Partecipazioni Finanziarie SpA	959,063	340,195
#	Societe Cattolica di Assicurazoni Scrl SpA	163,286	7,577,989
# *	Socotherm SpA	66,740	264,283
	Sogefi SpA	324,310	943,087
	Sol SpA	194,092	1,010,059
*	Sorin SpA	1,111,854	1,162,903
# *	Stefanel SpA	216,413	163,377
*	Tecnodiffusione Italia SpA	3,332	—
# *	Telecom Italia Media SpA	6,317,650	904,769
# *	Tiscali SpA	1,176,229	1,989,435

#	Tod’s SpA	51,986	2,615,838
	Trevi Finanziaria SpA	125,441	2,082,663
*	Viaggi del Ventaglio SpA	93,237	40,878
	Vianini Industria SpA	59,070	208,655
	Vianini Lavori SpA	180,752	1,784,012
*	Vincenzo Zucchi SpA	144,350	307,877
	Vittoria Assicurazioni SpA	62,484	930,914
TOTAL COMMON STOCKS			137,813,305

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	18,119
*	Negri Bossi SpA Warrants 06/30/10	38,000	3,531
TOTAL RIGHTS/WARRANTS			21,650

TOTAL — ITALY			137,834,955

NETHERLANDS — (5.8%)
COMMON STOCKS — (5.8%)
#	Aalberts Industries NV	365,614	4,680,015
#	Accell Group NV	34,374	1,056,902
*	AFC Ajax NV	18,134	181,367
	Amsterdam Commodities NV	60,689	335,274
#	Arcadis NV	186,219	3,251,536
# *	ASM International NV	202,031	3,675,624
*	Atag Group NV	4,630	1,890
	Batenburg Beheer NV	10,306	342,109
# *	BE Semiconductor Industries NV	142,819	586,653
#	Beter Bed Holding NV	69,403	953,866
#	Boskalis Westminster CVA	137,027	6,495,073
	Brunel International NV	65,086	1,303,147
	Crown Van Gelder NV	18,307	227,894
# *	Crucell NV	237,868	3,717,033
*	Crucell NV ADR	45,768	712,150
	DOCdata NV	22,463	189,782
#	Draka Holding NV	48,947	1,007,234
	Eriks Group NV	43,983	2,279,539
	Exact Holding NV	97,790	2,527,801
	Fornix Biosciences NV	29,890	340,114
	Gamma Holding NV	21,255	677,309
*	Gemalto NV	148,359	5,352,092
	Grontmij NV	78,112	2,574,914
#	Heijmans NV	91,720	1,506,734
	ICT Automatisering NV	35,281	363,773
	Imtech NV	256,265	5,253,463
#	Innoconcepts NV	80,237	1,014,914
*	Jetix Europe NV	133,537	3,002,934
	Kas Bank NV	49,050	1,045,266
	Kendrion NV	41,018	928,198
	Koninklijke Bam Groep NV	428,118	5,548,779
	Koninklijke Ten Cate NV	98,255	3,250,389
	Koninklijke Vopak NV	73,543	3,459,892

*	Laurus NV	262,779	1,162,317
#	Macintosh Retail Group NV	99,784	1,546,923
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	909,912
*	Nedfield NV	47,757	164,015
	Nutreco Holding NV	143,491	6,754,482
	Oce NV	347,053	2,478,442
	OPG Groep NV	214,534	2,963,598
	Ordina NV	155,263	1,179,597
# *	Pharming Group NV	285,229	324,853
*	Punch Graphix NV	12,412	65,674
# *	Qurius NV	351,539	202,355
	Randstad Holdings NV	25,898	680,975
	Royal Reesink NV	2,050	232,572
	RSDB NV	12,436	473,002
*	Samas NV	114,215	288,507
	SBM Offshore NV	44,439	951,358
	Sligro Food Group NV	154,740	4,662,823
	Smit Internationale NV	45,380	3,935,174
	Stern Groep NV	1,258	38,996
#	Telegraaf Media Groep NV	173,335	4,736,452
*	Textielgroep Twenthe NV	1,000	3,520
	TKH Group NV	101,120	1,875,579
# *	TomTom NV	85,737	1,576,798
	Unit 4 Agresso NV	76,624	1,372,948
#	USG People NV	192,665	2,655,457
*	Van der Moolen Holding NV	117,201	542,341
	Wavin NV	61,151	352,277

TOTAL — NETHERLANDS			109,974,607

NORWAY — (3.2%)
COMMON STOCKS — (3.2%)
#	Acta Holding ASA	584,100	306,777
#	Aktiv Kapital ASA	78,617	849,547
	Arendals Fosse Kompani ASA	100	28,574
	Austevoll Seafood ASA	12,352	38,251
# *	Awilco Offshore ASA	275,012	3,983,726
# *	Birdstep Technology ASA	111,000	94,364
# *	Blom ASA	80,567	414,193
	Bonheur ASA	67,400	1,858,419
# *	BW Gas, Ltd.	121,129	913,372
# *	BW Offshore, Ltd.	130,779	185,657
#	Camillo Eitze & Co. ASA	58,200	468,626
#	Cermaq ASA	279,512	1,817,575
# *	Det Norske Oljeselskap ASA	3,140,200	2,928,219
#	DOF ASA	121,312	864,254
	EDB Business Partner ASA	153,154	449,301
*	Eitzen Chemical ASA	68	202
	Ekornes ASA	115,190	1,559,459
# *	Electromagnetic GeoServices AS	15,100	32,744
# *	Eltek ASA	148,239	410,297

*	Ementor ASA	229,382	989,436
	Farstad Shipping ASA	64,740	1,311,511
	Ganger Rolf ASA	54,353	1,310,793
*	Gregoire ASA	25,808	5,930
	Havila Shipping ASA	22,400	274,528
*	Ignis ASA	37,372	24,160
# *	IOT Holdings ASA	75,603	15,442
	Itera Consulting Group ASA	168,000	81,605
*	Kongsberg Automotive ASA	145,800	154,926
#	Kongsberg Gruppen ASA	49,500	2,589,369
*	Kverneland Group ASA	258,080	489,532
#	Leroy Seafood Group ASA	99,700	887,910
# *	Marine Harvest	5,493,723	2,741,483
*	Nordic Semiconductor ASA	51,200	159,555
# *	Norse Energy Corp. ASA	1,175,079	871,419
# *	Norske Skogindustrier ASA Series A	329,620	1,361,769
# *	Norwegian Air Shuttle ASA	49,007	260,861
	Odfjell ASA Series A	94,900	771,608
*	ODIM ASA	56,787	764,640
	Olav Thon Eiendomsselskap ASA	13,360	1,435,257
# *	PCI Biotech AS	3,356	4,999
# *	Petrolia Drilling ASA	2,020,000	505,678
# *	Photocure ASA	33,562	172,286
	Prosafe ASA	566,006	3,098,198
# *	Q-Free ASA	85,000	103,680
*	Revus Energy ASA	62,449	690,158
	Rieber and Son ASA Series A	109,654	727,592
# *	Roxar ASA	111,454	61,946
	Scana Industrier ASA	294,078	547,289
	Schibsted ASA	67,694	1,258,170
# *	Sevan Marine ASA	494,909	2,044,155
*	Software Innovation ASA	51,795	47,309
	Solstad Offshore ASA	59,900	900,127
# *	Songa Offshore ASA	177,802	1,692,992
	SpareBanken 1 SMN	153,410	1,006,344
# *	Synnove Finden ASA	27,317	68,101
#	Tandberg ASA Series A	311,410	4,243,171
# *	TGS Nopec Geophysical Co. ASA	442,129	3,557,386
#	Tomra Systems ASA	604,728	3,156,597
	TTS Marine ASA	41,000	319,116
	Veidekke ASA	319,230	1,711,995
	Wilh. Wilhelmsen ASA	63,750	1,286,546

TOTAL — NORWAY			60,909,126

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	68,155	216,445
	Banco BPI SA	220,141	684,666
*	Banif SGPS SA	60,818	144,506
	Corticeira Amorim	230,410	427,694
	Finibanco Holdings SGPS SA	197,573	972,523

	Ibersol SGPS SA	20,401	168,624
# *	Impresa Sociedade Gestora de Participacoes SA	380,332	599,598
*	Investimentos Participacoes e Gestao SA	319,480	269,130
	Jeronimo Martins SGPS SA	753,805	6,428,791
#	Mota-Engil SGPS SA	351,723	1,537,945
*	Novabase SGPS	67,691	473,698
# *	ParaRede SGPS SA	54,559	71,892
#	Portucel-Empresa Produtora de Pasta de Papel SA	851,940	2,244,326
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	308,860	2,283,940
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	607,949
	Sociedade de Investimento e Gestao SGPS SA	265,882	2,628,106
#	Sonae Industria SGPS SA	280,469	884,472
# *	Sonaecom SGPS SA	583,911	1,382,427
*	Sporting Sociedade Desportiva de Futebol	10,459	24,708
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	153,429
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,097,949
	Toyota Caetano Portugal SA	54,900	788,338

TOTAL — PORTUGAL			24,091,156

SPAIN — (5.0%)
COMMON STOCKS — (5.0%)
#	Abengoa SA	138,172	2,804,438
	Adolfo Dominguez SA	20,351	281,146
#	Amper SA	90,745	679,605
#	Antena 3 de Television SA	247,218	1,797,871
# *	Avanzit SA	571,836	927,355
# *	Azkoyen SA	67,174	434,362
#	Banco de Andalucia SA	9,800	596,610
	Banco de Credito Balear SA	35,424	869,672
#	Banco Guipuzcoano SA	345,459	3,262,020
#	Banco Pastor SA	255,479	2,200,966
*	Baron de Ley SA	14,325	922,515
# *	Bolsas y Mercados Espanoles	77,486	2,003,298
#	Campofrio Alimentacion SA	99,887	1,109,914
#	Cementos Portland Valderrivas SA	31,558	1,519,952
	Compania Vinicola del Norte de Espana SA	16,600	369,245
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,648,098
# *	Corporacion Dermoestetica	65,100	328,545
# *	Dogi International Fabrics SA	111,418	76,374
#	Duro Felguera SA	177,786	1,223,184
	Ebro Puleva SA	313,900	4,971,121
#	Elecnor SA	204,174	3,614,179
# *	Ercros SA	2,328,584	698,445
*	Espanola del Zinc SA	29,250	52,621
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	469,000	3,575,071
# *	General de Alquiler de Maquinaria	32,241	329,386
#	Gestevision Telecinco SA	166,393	1,700,573
	Grupo Catalana Occidente SA	165,288	3,485,709
#	Grupo Empresarial Ence SA	368,840	2,737,355

#	Iberia Lineas Aereas de Espana SA	1,381,661	3,363,186
	Iberpapel Gestion SA	26,621	448,468
# *	Inbesos SA	12,494	75,537
#	Indra Sistemas SA	47,420	1,130,005
	Inmobiliaria del Sur SA	2,764	115,374
#	La Seda de Barcelona SA	1,981,134	1,908,295
	Mecalux SA	61,329	1,257,163
	Miquel y Costas & Miquel SA	26,111	342,996
	Natra SA	88,094	692,295
# *	Natraceutical SA	746,798	712,926
#	NH Hoteles SA	260,195	3,077,164
#	Nicolas Correa SA	26,994	224,260
#	Obrascon Huarte Lain SA	133,899	2,393,617
#	Papeles y Cartones de Europa SA	199,144	1,211,757
	Pescanova SA	26,443	1,122,380
	Prim SA	35,840	486,431
#	Promotora de Informaciones SA	312,559	2,110,579
	Prosegur Cia de Seguridad SA	90,189	3,137,103
#	Service Point Solutions SA	474,916	846,941
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	437,582
#	Sol Melia SA	212,854	1,860,109
#	SOS Cuetara SA	356,909	6,042,870
# *	Tavex Algodonera SA	244,131	396,320
*	Technocom Telecom Issue 08	12,437	52,527
*	Tecnicas Reunidas SA	12,462	532,081
# *	Tecnocom Telecomunicaciones y Energia SA	124,371	528,377
#	Tubacex SA	439,949	2,785,580
	Tubos Reunidos SA	433,380	1,622,814
#	Unipapel SA	48,800	823,729
*	Urbas Guadahermosa SA	247,319	59,812
# *	Vertice Trescientos Sesenta Grados SA	57,183	77,383
	Vidrala SA	66,637	1,610,649
#	Viscofan SA	188,908	3,104,039
#	Vocento SA	199,226	1,408,944
# *	Zeltia SA, Madrid	573,453	3,615,234

TOTAL — SPAIN			94,834,157

SWEDEN — (4.2%)
COMMON STOCKS — (4.2%)
#	Aarhuskarlshamn AB	54,336	918,754
#	Acando AB	160,086	266,577
*	Active Biotech AB	83,850	516,423
	Addtech AB Series B	60,700	1,003,821
	AF AB Series B	48,500	1,081,857
# *	Anoto Group AB	261,833	156,972
	Aros Quality Group AB	41,400	200,807
	Atrium Ljungberg AB Series B	15,200	112,862
	Axfood AB	92,000	2,500,765
#	Axis Communications AB	180,094	2,029,693
	B&B Tools AB	80,150	1,376,646
*	BE Group AB	38,662	218,108

	Beiger Electronics AB	14,700	280,520
	Beijer Alma AB	58,800	601,949
	Bilia AB Series A	116,725	566,479
	Billerud AB	168,100	1,198,979
*	BioGaia AB Series B	38,000	219,095
*	Biotage AB	141,240	147,916
*	Biovitrum AB	4,540	39,513
	Boliden AB	266,924	1,122,541
	Bong Ljungdahl AB	24,800	96,829
*	Brostrom AB Series B	93,359	775,713
	Cantena AB	58,362	788,134
#	Cardo AB	63,000	1,463,980
*	Carl Lamm Holding AB	37,870	191,434
	Castellum AB	420,800	3,699,587
#	Clas Ohlson AB Series B	102,500	1,251,536
	Cloetta AB Series B	28,800	959,276
	Concordia Maritime AB Series B	70,300	179,455
	Consilium AB Series B	16,994	100,142
#	D. Carnegie & Co. AB	186,300	1,381,853
#	Elekta AB Series B	311,300	5,314,739
*	Enea Data AB Series B	56,200	230,777
#	Eniro AB	426,756	1,506,644
	Fabege AB	403,000	2,289,042
	Fagerhult AB	16,800	326,133
	G & L Beijer AB Series B	28,200	566,888
	Geveko AB	10,800	119,389
#	Gunnebo AB	106,800	543,854
	Hakon Invest AB	18,599	230,565
	Haldex AB	74,500	757,364
	Heba Fastighets AB Series B	43,500	281,562
	Hemtex AB	5,700	31,570
*	Hexpol AB	8,172	56,653
*	HIQ International AB	126,689	472,410
	HL Display AB Series B	57,600	317,993
	Hoganas AB Series B	88,300	1,348,216
	Holmen AB Series B	18,200	592,202
*	Home Capital AB	25,400	232,950
#	Home Properties AB	25,400	327,265
	Industrial & Financial Systems AB Series B	50,260	349,061
	Intrum Justitia AB	185,622	1,996,685
#	JM AB	275,373	2,250,754
*	KappAhl Holding AB	93,099	489,368
	Klovern AB	303,476	781,475
	Kungsleden AB	424,500	2,730,116
	Lagercrantz Group AB Series B	64,300	248,954
	Lammhults Design Group AB	19,547	157,340
*	LBI International AB	107,651	200,259
#	Lennart Wallenstam Byggnads AB Series B	123,900	1,563,518
*	Lindab International AB	55,577	677,869
*	Lundin Petroleum AB	31,620	264,189
#	Meda AB Series A	105,190	1,027,780
*	Medivir Series B	44,650	335,458

*	Mekonomen AB	11,461	131,059
# *	Micronic Laser Systems AB	105,400	266,473
*	Midelfart Sonesson AB Series B	4,160	3,878
	Munters AB	187,200	1,341,537
	NCC AB Series B	222,720	2,206,465
# *	Net Insight AB Series B	924,000	502,461
	New Wave Group AB Series B	107,400	292,201
#	NIBE Industrier AB	198,220	1,383,953
	Nobia AB	433,500	1,407,995
	Nolato AB Series B	66,440	482,786
	OEM International AB Series B	44,400	249,059
#	ORC Software AB	36,300	462,841
*	Pa Resources AB	367,609	1,892,013
*	Partnertech AB	28,800	131,429
	Peab AB Series B	250,400	1,332,045
	Peab Industri AB	125,200	898,741
	Poolia AB Series B	33,150	154,754
*	Pricer AB Series B	1,711,500	107,390
	Proact It Group AB	29,000	150,720
*	Proffice AB	215,400	494,315
	Profilgruppen AB	16,300	132,768
#	Q-Med AB	159,200	701,037
#	RaySearch Laboratories AB	38,100	96,397
# *	Readsoft AB Series B	48,800	68,789
	Rederi AB Transatlantic Series B	95,600	500,922
*	Rezidor Hotel Group AB	25,030	73,306
*	rnb Retail & Brands AB (B3CTC65)	130,200	141,976
#	rnb Retail & Brands AB (B0XNLR9)	130,200	155,352
# *	Rottneros Bruk AB	400,600	119,805
# *	SAS AB	65,075	439,035
*	Scribona AB Series B	226,140	167,939
*	Semcon AB	39,900	228,179
	Sigma AB Series B	25,800	17,582
# *	Sintercast AB	11,800	179,309
	Skanditek Industrifoervaltnings AB	156,975	423,902
	Skistar AB	94,800	998,884
	Studsvik AB	21,900	360,507
	SWECO AB Series B	188,700	1,372,597
# *	Teleca AB Series B	157,200	89,415
	Ticket Travel Group AB	27,152	27,840
# *	TradeDoubler AB	26,400	230,354
#	Trelleborg AB Series B	301,555	4,204,130
#	Uniflex AB Series B	3,630	49,216
	VBG AB Series B	1,084	12,422
*	Vitrolife AB	41,500	181,066
*	Wedins Skor & Accessoarer AB	109,400	26,901
	Wihlborgs Fastigheter AB	65,658	914,510

TOTAL — SWEDEN			79,873,513

SWITZERLAND — (11.0%)
COMMON STOCKS — (11.0%)
*	Actelion, Ltd.	4,763	245,430
	AFG Arbonia-Forster Holding AG	4,799	842,725
	Allreal Holding AG	32,721	3,706,186
	Also Holding AG	16,678	794,019
*	Ascom Holding AG	92,504	773,166
	Bachem Holdings AG	26,438	2,091,598
	Bank Coop AG	31,715	2,162,091
	Bank Sarasin & Cie Series B	177,800	6,809,002
	Banque Cantonale de Geneve	4,141	904,236
	Banque Cantonale du Jura	4,500	251,207
	Banque Cantonale Vaudoise	9,267	2,769,879
	Banque Privee Edmond de Rothschild SA	161	4,910,366
	Barry Callebaut AG	4,681	2,820,329
	Basellandschaftliche Kantonalbank	600	523,117
*	Basilea Pharmaceutica AG	2,629	389,420
	Basler Kantonalbank	5,250	541,164
	Belimo Holdings AG	1,884	1,677,512
*	Bell Holding AG	12	18,286
	Bellevue Group AG	27,315	1,227,201
	Berner Kantonalbank	25,110	5,129,310
	Bobst Group AG	36,682	1,888,213
	Bossard Holding AG	8,467	486,613
	Bucher Industries AG	33,489	4,498,278
	Calida Holding AG	396	143,955
*	Card Guard AG	32,013	281,281
	Carlo Gavazzi Holding AG	1,065	141,533
	Charles Voegele Holding AG	29,471	1,381,026
	Clariant AG	779,419	7,590,169
	Compagnie Financiere Tradition	5,202	606,163
	Conzzeta AG	1,415	3,047,486
*	Cytos Biotechnology AG	2,412	100,101
	Daetwyler Holding AG	34,800	1,942,715
	Dufry Group	6,429	297,089
	Edipresse SA	1,572	479,408
*	Eichhof Holding AG	458	168,241
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,578,821
	ELMA Electronic AG	472	247,644
	Emmi AG	13,638	1,522,741
	Ems-Chemie Holding AG	26,927	3,157,950
	Energiedienst Holding AG	82,650	4,383,008
	Feintol International Holding AG	1,601	442,409
#	Flughafen Zuerich AG	13,445	4,335,782
#	Forbo Holding AG	5,990	2,390,205
	Fuchs Petrolub AG	19,809	1,251,939
	Galenica Holding AG	15,736	5,627,190
	George Fisher AG	11,318	4,070,435
	Gurit Holding AG	1,326	1,100,092
	Helvetia Holding AG	12,833	3,216,975
	Hexagon AB	81,720	927,591
	Implenia AG	49,554	1,331,295
	Industrieholding Cham AG	1,704	468,614
	Interroll-Holding SA	2,475	781,022

	Intershop Holding AG	3,444	958,676
	Jelmoli Holding AG (4382641)	1,521	3,371,360
#	Jelmoli Holding AG (4382652)	2,835	1,245,330
#	Kaba Holding AG	10,381	2,740,489
*	Kardex AG	17,985	802,492
	Komax Holding AG	9,005	1,009,349
#	Kudelski SA	106,944	1,321,968
	Kuoni Reisen Holding AG	13,594	5,251,561
	Lem Holdings SA	3,651	847,417
	Lonza Group AG	52,233	6,553,739
#	Luzerner Kantonalbank AG	18,593	4,154,869
	Medisize Holding AG	13,260	890,617
*	Metall Zug AG	121	245,616
	Metraux Services Holdings SA	1,853	232,932
*	Micronas Semiconductor Holding AG	78,808	476,077
*	Mikron Holding AG	43,452	355,986
	Mobilezone Holding AG	115,610	772,300
	Orell Fuessli Holding AG	5,076	845,445
*	Parco Industriale e Immobiliare SA	600	1,868
*	Petroplus Holdings AG	9,089	347,678
	Phoenix Mecano AG	3,041	1,132,943
	PSP Swiss Property AG	145,325	8,458,751
	PubliGroupe SA	6,325	939,039
#	Rieters Holdings AG	15,690	4,774,553
	Romande Energie Holding SA	2,839	6,438,990
*	Schaffner Holding AG	1,830	376,167
	Schulthess Group AG	14,570	735,410
	Schweiter Technology AG	4,193	1,610,117
	Schweizerhall Holding AG	8,648	1,669,034
	Schweizerische National Versicherungs Gesellschaft	1,881	1,149,359
	SIA Abrasives Holding AG	2,381	822,037
	Siegfried Holding AG	8,560	1,131,375
*	Sihl	150	400
	Sika AG	2,963	3,352,431
	Societa Elettrica Sopracenerina SA	2,409	592,290
	Societe Generale d’Affichage	5,872	880,380
	St. Galler Kantonalbank	9,217	3,811,128
	Sulzer AG	30,134	3,206,176
	Swiss Prime Site AG	79,934	4,585,904
*	Swisslog Holding AG	798,972	587,122
*	Swissmetal Holding AG	17,585	270,206
	Swissquote Group Holding SA	41,220	1,223,789
	Tamedia AG	15,322	1,527,649
	Tecan Group AG	40,139	2,018,559
# *	Temenos Group AG	152,630	2,909,643
	Tornos SA	38,028	266,038
	Valartis Group AG	10,374	316,709
	Valiant Holding AG	59,231	10,481,548
	Valora Holding AG	12,004	2,264,685
	Vaudoise Assurances Holdings SA	3,233	533,748
*	Verwaltungs und Privat-Bank AG	562	90,664
	Villars Holding SA	150	72,385

#	Vontobel Holdings AG	97,572	3,131,264
*	VZ Holding AG	266	14,576
	Walliser Kantonalbank	1,457	608,781
	WMH Walter Meier Holding AG	4,878	567,387
	Ypsomed Holdings AG	2,419	172,701
	Zehnder Holding AG	786	755,357
	Zueblin Immobilien Holding AG	78,908	538,815
	Zuger Kantonalbank	630	2,019,993
	TOTAL COMMON STOCKS		208,936,100

	PREFERRED STOCKS — (0.0%)
	Fuchs Petrolub AG	19,809	1,030,801

	TOTAL — SWITZERLAND		209,966,901

		Face
		Amount	Value †
		(000)

	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 10/01/08 (Collateralized by $5,860,000 FNMA 3.50%, 03/25/33 valued at $907,980) to be repurchased at $900,049	$900	900,000

	SECURITIES LENDING COLLATERAL — (18.0%)
§ @	DFA Short Term Investment Fund LP	338,736	338,735,614
@	Repurchase Agreement, Deutsche Bank Securities 2.25%, 10/01/08 (Collateralized by $4,848,729 FHLMC 7.000%, 12/01/37 & FNMA 5.922%(r), 11/01/37, valued at $3,890,133) to be repurchased at $3,814,094	3,814	3,813,856

	TOTAL SECURITIES LENDING COLLATERAL		342,549,470

	TOTAL INVESTMENTS - (100.0%) (Cost $1,933,379,785)##		$1,898,774,686

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (80.6%)
Consumer Discretionary — (9.4%)
*	AlarmForce Industries, Inc.	700	$2,631
	Astral Media, Inc. Class A	178,147	5,344,828
*	Azure Dynamics Corp.	339,950	47,914
* #	Ballard Power Systems, Inc.	367,852	1,365,295
	BMTC Group, Inc.	52,000	879,493
* #	CanWest Global Communications Corp.	132,500	285,107
*	Coastal Contacts, Inc.	146,900	110,425
	Cogeco Cable, Inc.	61,556	2,304,916
	Corus Entertainment, Inc. Class B	274,500	4,691,712
	Dorel Industries, Inc. Class B	99,000	3,023,256
	easyhome, Ltd.	3,600	47,357
	Forzani Group, Ltd. Class A	125,900	1,242,142
*	Glacier Media, Inc.	127,700	371,971
	Glentel, Inc.	15,500	131,078
*	Great Canadian Gaming Corp.	287,900	1,717,797
	Le Chateau, Inc.	75,000	863,284
	Leon’s Furniture, Ltd.	120,577	1,328,981
	Linamar Corp.	148,180	1,392,342
*	Mad Catz Interactive, Inc.	70,200	39,247
*	Martinrea International, Inc.	221,878	1,267,576
*	MDC Partners, Inc. Class A	73,100	467,071
*	MEGA Brands, Inc.	156,300	365,691
#	Quebecor, Inc. Class B	149,393	3,530,405
	Reitmans Canada, Ltd.	188,300	2,653,982
*	RONA, Inc.	430,285	4,977,034
#	Torstar Corp. Class B	168,800	1,824,008
	TVA Group, Inc. Class B	7,000	79,521
	Uni-Select, Inc.	52,200	1,085,937
	Wescast Industries, Inc.	9,900	39,535
*	West 49, Inc.	45,700	17,606
*	Westport Innovations, Inc.	84,239	791,535
Total Consumer Discretionary			42,289,677

Consumer Staples — (2.2%)
#	Alimentation Couche-Taro, Inc. Class B	110,800	1,452,347
	Canada Bread Co., Ltd.	13,000	671,835
*	CoolBrands International, Inc.	38,200	24,767
	Corby Distilleries, Ltd.	50,108	871,034
*	Cott Corp.	378,700	402,096
	Empire Co., Ltd. Class A	5,700	228,589
	Jean Coutu Group PJC, Inc. Class A	465,100	3,233,958
	Maple Leaf Foods, Inc.	261,800	2,103,256
*	SunOpta, Inc.	132,900	817,942
	Sun-Rype Products, Ltd.	100	750
Total Consumer Staples			9,806,574

1

Energy — (18.6%)
*	Accrete Energy, Inc.	45,900	220,389
	Akita Drilling, Ltd.	36,500	379,319
*	Alberta Clipper Energy, Inc.	163,200	268,358
* #	Anderson Energy, Ltd.	248,933	580,083
* #	Antrim Energy, Inc.	407,800	459,817
*	Arawak Energy, Ltd.	146,648	165,354
* #	Arsenal Energy, Inc.	124,600	58,539
* #	Aurora Energy Resources, Inc.	217,000	301,771
* #	Bankers Petroleum, Ltd.	608,133	1,622,832
	Baytex Energy Trust	15,570	376,430
*	Berens Energy, Ltd.	208,200	160,417
*	Birchcliff Energy, Ltd.	327,200	2,825,434
* #	BNK Petroleum, Inc.	136,440	88,460
* #	Bow Valley Energy, Ltd.	259,100	737,677
*	Breaker Energy, Ltd.	117,800	975,164
	Calfrac Well Services, Ltd.	90,264	1,680,178
*	Calvalley Petroleum, Inc.	287,939	395,011
* #	Canadian Superior Energy, Inc.	446,756	1,108,232
*	Candax Energy, Inc.	495,000	232,558
*	Canyon Services Group, Inc.	19,000	48,203
*	Caspian Energy, Inc.	37,500	5,462
*	CE Franklin, Ltd.	20,400	124,978
*	Celtic Exploration, Ltd.	112,700	1,491,018
*	Cinch Energy Corp.	147,000	183,707
* #	Coalcorp Mining, Inc.	281,371	364,850
*	Comaplex Minerals Corp.	76,900	361,287
*	Compton Petroleum Corp.	335,500	1,822,119
* #	Connacher Oil & Gas, Ltd.	772,900	1,997,158
*	Corridor Resources, Inc.	304,280	1,029,277
* #	Crew Energy, Inc.	244,936	2,301,489
*	Delphi Energy Corp.	196,400	313,723
* #	Denison Mines Corp.	626,831	1,849,424
*	Ember Resources, Inc.	17,040	21,615
	Ensign Energy Services, Inc.	166,000	2,601,720
*	Fairborne Energy, Ltd.	237,900	2,090,078
* #	First Calgary Petroleums, Ltd. Class A	884,300	2,808,489
*	Flint Energy Services, Ltd.	129,400	1,307,071
* #	Galleon Energy, Inc. Class A	235,437	2,072,863
*	Great Plains Exploration, Inc.	31,900	19,483
*	Grey Wolf Exploration, Inc.	102,628	192,864
*	Highpine Oil & Gas, Ltd.	212,409	1,694,482
*	Hillsborough Resources, Ltd.	212,800	95,977
*	Iteration Energy, Ltd.	609,400	2,147,287
* #	Ivanhoe Energy, Inc.	699,500	966,187
* #	Mahalo Energy, Ltd.	154,100	173,756
*	Midnight Oil Exploration, Ltd.	44,300	56,194
*	Nuvista Energy, Ltd.	257,921	3,029,375
*	Open Range Energy Corp.	96,600	271,397
* #	Pacific Rubiales Energy Corp.	92,005	581,817
*	Paramount Resources, Ltd. Class A	124,900	1,332,032
	Pason Systems, Inc.	218,400	2,688,316

2

	Penn West Energy Trust	1	14
*	Petrolifera Petroleum, Ltd.	163,800	518,681
*	ProEx Energy, Ltd.	198,700	2,485,034
*	Profound Energy, Inc.	114,900	295,820
*	ProspEx Resouces, Ltd.	150,468	284,182
	Pulse Data, Inc.	148,024	347,719
*	Pure Energy Services, Ltd.	20,800	79,936
* #	Questerre Energy Corp.	641,400	1,301,784
*	Rock Energy, Inc.	31,600	100,805
	Savanna Energy Services Corp.	217,013	3,154,514
	ShawCor, Ltd.	198,100	3,983,406
*	Storm Cat Energy Corp.	25,400	7,637
*	Storm Exploration, Inc.	133,100	1,737,147
*	Technicoil Corp.	148,700	81,039
*	Transglobe Energy Corp.	176,500	555,579
	Trican Well Service, Ltd.	296,371	4,455,660
	Trinidad Drilling, Ltd.	40,200	372,065
* #	TriStar Oil and Gas, Ltd.	367,341	5,356,948
*	Turnkey E&P, Inc.	23,600	27,719
*	TUSK Energy Corp.	265,500	401,649
* #	UEX Corp.	496,088	703,869
* #	Uranium One, Inc.	1,690,800	3,654,066
*	Ur-Energy, Inc.	278,000	175,015
* #	UTS Energy Corp.	1,635,130	1,951,247
* #	Verenex Energy, Inc.	98,100	746,638
*	Vero Energy, Inc.	94,100	654,301
*	West Energy, Ltd.	233,600	621,177
*	Xtreme Coil Drilling Corp.	69,200	455,156
	ZCL Composite, Inc.	90,600	582,292
Total Energy			83,770,820

Financials — (5.7%)
#	AGF Management, Ltd. Class B	327,877	5,283,618
#	Canaccord Capital, Inc.	187,800	1,408,169
#	Canadian Western Bank	205,100	3,838,940
	Clairvest Group, Inc.	1,900	24,994
	DundeeWealth, Inc.	51,100	499,837
	EGI Financial Holdings, Inc.	14,650	135,591
	Equitable Group, Inc.	41,700	747,211
#	Gluskin Shef & Associates, Inc.	40,100	582,142
	Home Capital Group, Inc.	109,500	3,241,015
	Kingsway Financial Services, Inc.	210,900	1,446,624
	Laurentian Bank of Canada	88,300	3,152,831
#	Northbridge Financial Corp.	72,700	1,998,097
*	Pacific and Western Credit Corp.	9,000	40,973
	Quest Capital Corp.	747,301	1,025,191
	Rentcash, Inc.	41,800	206,202
	Sceptre Invesment Counsel, Ltd.	36,300	279,690
* #	Uranium Participation Corp.	256,500	1,489,471
	Western Financial Group, Inc.	161,500	468,908
*	Xceed Mortgage Corp.	32,800	33,285
Total Financials			25,902,789

3

Health Care — (4.7%)
*	AEterna Zentaris, Inc.	28,700	16,450
* #	Angiotech Pharmaceuticals, Inc.	338,300	276,553
* #	BioMS Medical Corp.	257,800	763,044
*	Bioniche Life Sciences, Inc.	54,400	24,024
#	Biovail Corp.	499,820	4,743,417
*	Cangene Corp.	178,100	635,922
* #	Cardiome Pharma Corp.	243,900	1,801,319
*	CryoCath Technologies, Inc.	129,800	1,003,762
*	DiagnoCure, Inc.	73,000	122,095
* #	Isotechnika, Inc.	276,900	52,037
*	Labopharm, Inc.	265,000	266,432
*	Logibec Group Informatique	1,200	19,168
* #	MDS, Inc.	450,708	5,382,663
*	Microbix Biosystems, Inc.	27,900	15,729
* #	Neurochem, Inc.	71,500	62,481
*	Novadaq Technologies, Inc.	11,000	24,289
*	Oncolytics Biotech, Inc.	82,000	120,968
*	Oncothyreon, Inc. ADR	9,650	11,194
*	Ondine Biopharma Corp.	60,500	19,897
*	Paladin Labs, Inc.	33,600	326,765
*	Parkbridge Lifestyles Communities, Inc.	55,600	265,919
*	Patheon, Inc.	309,400	1,017,524
*	ProMetic Life Sciences, Inc.	861,300	157,814
* #	QLT, Inc.	201,800	659,868
* #	Resverlogix Corp.	74,900	510,242
*	SXC Health Solutions Corp.	83,461	1,301,027
*	Theratechnologies, Inc.	199,200	859,129
* #	TLC Vision Corp.	97,500	73,291
*	Transition Therapeutics, Inc.	71,533	370,352
*	TSO3, Inc.	117,300	50,700
Total Health Care			20,954,075

Industrials — (5.7%)
	Aecon Group, Inc.	179,300	1,950,946
*	Alexco Resource Corp.	95,500	187,545
* #	Allen-Vanguard Corp.	435,100	139,003
*	ATS Automation Tooling System, Inc.	270,517	1,588,660
*	Avcorp Industries, Inc.	24,100	21,513
*	Buhler Industries, Inc.	1,468	7,614
*	Carmanah Technologies Corp.	12,200	9,973
#	Clarke, Inc.	99,356	567,615
*	Discovery Air, Inc. Class A	307,100	144,280
	Exco Technologies, Ltd.	9,700	16,406
* #	Garda World Security Corp. Class A	100,300	169,641
*	GLV, Inc.	4,800	32,248
*	Heroux-Devtek, Inc.	78,600	443,868
* #	Hydrogenics Corp.	263,830	223,112
*	Intermap Technologies, Ltd.	113,894	287,879
*	Magellan Aerospace Corp.	35,120	102,299
	Marsulex, Inc.	47,900	506,342
*	Northstar Aerospace, Inc.	6,700	5,981
	Richelieu Hardware, Ltd.	46,000	866,620
*	Royal Laser Corp.	138,300	80,569
	Russel Metals, Inc.	201,900	4,363,354
*	Stantec, Inc.	145,500	3,483,524
*	The Churchill Corp.	52,713	502,736

4

	Toromont Industries, Ltd.	221,500	5,486,249
	Transat A.T., Inc. Class A	2,400	31,955
	Transcontinental, Inc. Class A	225,728	2,803,969
*	Vector Aerospace Corp.	55,900	263,677
*	Vitran Corp., Inc.	20,200	269,713
*	West Timmins Mining, Inc.	269,700	100,100
*	Xantrex Technology, Inc.	78,444	1,104,150
Total Industrials			25,761,541

Information Technology — (5.8%)
*	20-20 Technologies, Inc.	20,500	57,787
*	Aastra Technologies, Ltd.	55,600	686,478
*	Absolute Software Corp.	141,600	1,095,013
* #	AXIA NetMedia Corp.	154,667	293,566
*	Belzberg Techologies, Inc.	18,500	58,233
	Calian Technologies, Ltd.	9,800	105,896
*	Celestica, Inc.	704,707	4,410,006
*	Certicom Corp.	52,700	66,850
*	COM DEV International, Ltd.	190,300	563,256
	Computer Modelling Group, Ltd.	37,800	319,662
	Constellation Software, Inc.	19,500	494,715
	Dalsa Corp.	59,700	443,718
* #	Divestco, Inc.	73,700	90,026
	Enghouse Systems, Ltd.	26,650	131,466
	Evertz Technologies, Ltd.	119,600	1,699,180
*	Exfo Electro-Optical Engineering, Inc.	119,900	395,442
	Gennum Corp.	93,900	568,209
*	Hemisphere GPS, Inc.	196,500	518,830
*	Intrinsyc Software International, Inc.	508,478	102,723
*	Kaboose, Inc.	396,800	298,276
* #	MacDonald Dettweiler & Associates, Ltd.	99,800	2,028,352
*	March Networks Corp.	58,500	170,402
	Matrikon, Inc.	72,400	248,306
*	Miranda Technologies, Inc.	65,941	387,250
	MKS, Inc.	55,300	93,531
	Mosaid Technologies, Inc.	33,500	388,748
*	Norsat International, Inc.	5,700	5,891
* #	Open Text Corp.	171,400	5,686,760
*	Points International, Ltd.	311,581	169,807
*	Q9 Networks, Inc.	56,200	868,677
* #	Sierra Wireless, Inc.	115,600	1,127,487
	Softchoice Corp.	49,571	330,240
*	The Descartes Systems Group, Ltd.	128,100	471,837
*	Tundra Semiconductor Corp.	61,250	215,821
*	Vecima Network, Inc.	31,808	141,967
* #	Webtech Wireless, Inc.	277,500	638,830
*	Wi-LAN, Inc.	320,200	439,269
* #	Zarlink Semiconductor, Inc.	404,086	193,642
Total Information Technology			26,006,149

Materials — (27.4%)
* #	Adanac Molybdenum Corp.	238,500	56,025
* #	Alamos Gold, Inc.	337,500	2,061,311
*	Almaden Minerals, Ltd.	108,300	119,061
* #	Altius Minerals Corp.	116,000	591,853

5

	Amerigo Resources, Ltd.	383,965	418,510
*	Anvil Mining, Ltd.	209,340	893,027
* #	Apollo Gold Corp.	203,412	47,783
*	Aquiline Resources, Inc.	203,700	798,148
*	Atna Resource, Ltd.	126,947	53,677
*	Atrium Innovations, Inc.	74,500	1,044,435
* #	Augusta Resource Corp.	256,174	897,843
* #	Aurelian Resources, Inc.	338,680	2,068,518
* #	Aurizon Mines, Ltd.	523,800	1,402,706
*	Baffinland Iron Mines Corp.	431,210	433,540
*	Baja Mining Corp.	394,400	259,413
*	Breakwater Resources, Ltd.	1,686,400	340,687
*	Caledonia Mining Corp.	463,100	43,514
*	Canadian Gold Hunter, Corp.	145,136	122,737
* #	Canadian Royalties, Inc.	399,180	195,042
*	Canadian Zinc Corp.	237,200	76,894
	Canam Group, Inc. Class A	161,300	1,106,404
* #	Candente Resource Corp.	208,865	107,941
*	Canfor Corp.	317,074	2,431,124
* #	Capstone Mining Corp.	240,265	514,733
* #	Cardero Resource Corp.	151,560	225,008
#	Cascades, Inc.	242,276	1,413,704
*	Catalyst Paper Corp.	1,727,387	1,119,941
	CCL Industries, Inc. Class B	93,100	2,580,644
* #	Chariot Resouces, Ltd.	900,900	194,698
*	Claude Resources, Inc.	357,200	147,680
* #	Crew Gold Corp.	22,300	5,238
* #	Crystallex International Corp.	1,396,525	1,115,383
*	Dundee Precious Metals, Inc.	230,754	932,339
*	Eastern Platinum, Ltd.	2,258,890	2,080,068
* #	Eastmain Resources, Inc.	228,714	257,888
*	Eldorado Gold Corp.	779,895	4,865,871
* #	Endeavour Silver Corp.	147,700	301,160
*	Entree Gold, Inc.	255,400	343,173
* #	Equinox Minerals, Ltd.	1,478,190	3,500,154
*	Erdene Resource Development Corp.	113,089	59,507
* #	Etruscan Resources, Inc.	308,375	202,831
*	Euro Goldfields, Ltd.	484,660	1,347,986
*	Far West Mining, Ltd.	149,796	344,844
*	Farallon Resources, Ltd.	965,900	344,883
* #	First Nickel, Inc.	177,300	18,326
	First Quantum Minerals, Ltd.	1	11
* #	FNX Mining Co., Inc.	270,706	2,864,129
* #	Formation Capital Corp.	480,200	160,179
* #	Forsys Metals Corp.	205,502	951,961
*	Fortune Minerals, Ltd.	137,470	131,754
* #	Fraser Papers, Inc.	39,800	56,470
* #	Fronteer Development Group, Inc.	335,800	965,514
*	Frontera Copper Corp.	173,500	198,891
* #	GBS Gold International, Inc.	253,200	3,569
* #	Glencairn Gold Corp.	152,067	87,161
*	Globestar Mining Corp.	296,306	206,029
*	Globex Mining Enterprises, Inc.	3,100	4,136
*	Gold Eagle Mines, Ltd.	321,700	3,134,629
* #	Golden Star Resources, Ltd.	797,000	1,198,215

6

* #	Grande Cache Coal Corp.	245,800	692,882
*	Great Basin Gold, Ltd.	848,290	1,737,630
*	Great Panther Resources, Inc.	242,310	150,270
* #	Greystar Resources, Ltd.	129,187	173,585
*	Guyana Goldfields, Inc.	161,052	437,341
* #	Hanfeng Evergreen, Inc.	130,691	787,155
	Harry Winston Diamond Corp.	225,800	2,970,355
* #	High River Gold Mines, Ltd.	1,577,220	918,841
*	HudBay Minerals, Inc.	454,320	2,992,516
	IAMGOLD Corp.	1,083,900	5,978,382
*	Imperial Metals Corp.	65,790	426,545
* #	Inter-Citic Minerals, Inc.	215,625	101,304
*	International Forest Products, Ltd. Series A	171,300	708,217
	International Royalty Corp.	289,280	839,911
*	Intertape Polymer Group, Inc.	148,100	403,561
*	Ivernia, Inc.	409,460	163,515
* #	Jinshan Gold Mines, Inc.	443,500	437,562
*	Kimber Resources, Inc.	21,200	20,916
* #	Kirkland Lake Gold, Inc.	169,980	1,090,875
*	La Mancha Resources, Inc.	11,000	1,654
* #	Lake Shore Gold Corp.	428,600	463,134
* #	Laramide Resources, Ltd.	177,100	256,269
*	Linear Gold Corp.	78,035	76,990
*	Lundin Mining Corp.	761,700	2,261,660
*	Major Drilling Group International, Inc.	86,600	2,414,303
* #	MDN, Inc.	242,980	191,781
* #	Mega Uranium, Ltd.	543,600	577,184
*	Metallic Ventures Gold, Inc.	12,200	3,783
	Methanex Corp.	219,900	4,308,118
*	Migao Corp.	128,500	649,594
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	43,300	26,446
*	Minco Silver Corp.	82,700	73,822
*	Neo Material Technologies, Inc.	303,200	527,057
#	Norbord, Inc.	318,700	1,072,066
* #	North American Palladium, Ltd.	199,710	412,837
*	Northgate Minerals Corp.	929,600	1,240,340
#	Nova Chemicals Corp.	262,000	5,758,215
*	Nuinsco Resources, Ltd.	19,000	3,571
*	Olympus Pacific Minerals, Inc.	82,500	8,915
*	Orvana Minerals, Corp.	118,300	64,472
*	Pacific Rim Mining Corp.	237,232	73,560
*	Pan Amer Silver Corp.	220,300	4,794,125
*	Pelangio Exploration, Inc.	200,000	20,672
*	Pelangio Mines, Inc.	203,200	467,785
*	Petaquilla Minerals, Ltd.	256,880	222,062
*	Platinum Group Metals Ltd.	172,587	220,548
*	Polaris Miner Corp.	12,100	30,016
* #	PolyMet Mining Corp.	370,877	836,368
* #	Quadra Mining, Ltd.	229,850	2,619,761
* #	Queenston Mining, Inc.	153,125	237,403
*	Redcorp Ventures, Ltd.	1,458,600	143,907
*	Resin Systems, Inc.	508,980	286,951
*	Richmont Mines, Inc.	22,200	43,805
* #	Rubicon Minerals Corp.	424,215	617,837

7

	Samuel Manu-Tech, Inc.	20,300	190,172
* #	Scorpio Mining Corp.	266,400	222,782
*	SEMAFO, Inc.	562,765	602,821
* #	Shore Gold, Inc.	862,813	891,796
* #	Silver Standard Resources, Inc.	227,592	3,656,869
*	Silver Wheaton Corp.	156,300	1,267,436
	Silvercorp Metals, Inc.	468,700	1,374,061
*	St. Andrew Goldfields, Ltd.	100,885	30,334
* #	Starfield Resources, Inc.	870,615	409,027
	Stella-Jones, Inc.	28,600	726,925
*	Stornoway Diamond Corp.	593,122	94,743
* #	Suramina Resources, Inc.	5,700	3,535
* #	Tanzanian Royalty Exploration Corp.	284,513	761,909
* #	Taseko Mines, Ltd.	492,000	975,447
*	Teal Exploration & Mining, Inc.	55,345	137,810
* #	Tembec, Inc.	23,304	54,743
* #	Thompson Creek Metals Company, Inc.	459,100	4,253,442
* #	Timminco, Ltd.	200,700	2,753,319
* #	Treasury Metals, Inc.	42,999	8,485
*	Vaaldiam Resources, Ltd. (2165606)	292,500	16,490
*	Vaaldiam Resources, Ltd. (B3CQ3Z2)	292,500	—
*	Virginia Mines, Inc.	17,700	62,368
*	Wesdome Gold Mines, Ltd.	86,000	63,838
	West Fraser Timber Co., Ltd.	116,716	3,826,377
*	Western Canadian Coal Corp.	289,208	1,051,665
	Winpak, Ltd.	52,998	248,992
*	Yukon-Nevada Gold Corp.	506,000	64,186
Total Materials			123,236,846

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	83,439

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	177,000	365,891
*	Boralex, Inc. Class A	83,500	673,178
* #	Canadian Hydro Developers, Inc.	489,900	1,901,139
	Emera, Inc.	83,800	1,666,945
*	MAXIM Power Corp.	87,300	372,414
	Pacific Northern Gas, Ltd.	3,900	62,847
Total Utilities			5,042,414

TOTAL COMMON STOCKS			362,854,324

RIGHTS/WARRANTS — (0.0%)
*	EGI Financial Holdings, Inc. Rights 07/31/08	14,350	67
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	3,330
* #	Tembec, Inc. Warrants 03/03/12	7,566	711
TOTAL RIGHTS/WARRANTS			4,108

8

		Face
		Amount	Value †
		(000)

TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 10/01/08 (Collateralized by $2,770,000 FNMA 6.26% (r), 09/01/37 valued at $2,709,667) to be repurchased at $2,709,667	$2,665	2,665,000

SECURITIES LENDING COLLATERAL — (18.8%)
§ @	DFA Short Term Investment Fund LP	70,211	70,211,111
@	Repurchase Agreement, Deutsche Bank Securities 2.25%, 10/01/08 (Collateralized by $17,046,899 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 12/01/22 to 03/01/38 & FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/36 to 08/01/38, valued at $14,809,758) to be repurchases at $14,520,277	14,519	14,519,370

TOTAL SECURITIES LENDING COLLATERAL			84,730,481

TOTAL INVESTMENTS - (100.0%) (Cost $645,321,908)##			$450,253,913

9

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At September 30, 2008 the Trust consists of twenty-one investment portfolios, of which five are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the  International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of

Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At September 30, 2008, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,020,847,181
The Asia Pacific Small Company Series	1,147,250,296
The United Kingdom Small Company Series	953,325,767
The Continental Small Company Series	1,933,685,479
The Canadian Small Company Series	645,321,908

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of September 30, 2008 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Japanese Small Company Series	234,798	1,588,065,377	—	1,588,300,135
The Asia Pacific Small Company Series	6,619,080	976,763,323	—	983,382,403
The United Kingdom Small Company Series	1,935,034	811,760,851	—	813,695,885
The Continental Small Company Series	17,037,744	1,881,736,942	—	1,898,774,686
The Canadian Small Company Series	362,848,432	87,395,481	—	450,243,913

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA  FUNDS- INVESTMENT TRUST

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	12/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Badolato

Robert Badolato
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	12/1/08

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date: